                                              Registration No. 33-36700/811-6167
                                              ----------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                       Pre-Effective Amendment No.   / /
                       ---------------------------------

               Post-Effective Amendment No.     22        /X/
               ----------------------------------------------
                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

                       Amendment No.  23           /X/
                       -------------------------------
                       (Check appropriate box or boxes.)

                           SAFECO Common Stock Trust
                           -------------------------
               (Exact Name of Registrant as Specified in Charter)

                    10865 Willows Road NE, Redmond, WA 98052
                    ----------------------------------------
               (Address of Principal Executive Offices) ZIP Code

                    Registrant's Telephone Number, including
                            Area Code:  425-376-8212
                                        ------------

                     Name and Address of Agent for Service
                     -------------------------------------
                                 DAVID F. HILL
                             10865 Willows Road NE
                              Redmond, WA  98052

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

   ______ immediately upon filing pursuant to paragraph (b)

     X    on April 30, 2001  pursuant to paragraph (b)
   ------    --------------
   ______ 60 days after filing pursuant to paragraph (a)(1)
   ______ 75 days after filing pursuant to paragraph (a)(2)
   ______ on _________ pursuant to paragraph (a)(2) of Rule 485

[LOGO of SAFECO]




                                                                          517451

SAFECO Mutual Funds
Prospectus



SAFECO Growth Opportunities Fund
SAFECO Equity Fund
SAFECO Dividend Income Fund
SAFECO Northwest Fund
SAFECO International Stock Fund
SAFECO Balanced Fund
SAFECO Small Company Value Fund
SAFECO U.S. Value Fund
SAFECO High-Yield Bond Fund
SAFECO Intermediate-Term U.S. Treasury Fund
SAFECO GNMA Fund
SAFECO Managed Bond Fund
SAFECO California Tax-Free Income Fund
SAFECO Municipal Bond Fund
SAFECO Intermediate-Term Municipal Bond Fund
SAFECO Money Market Fund
SAFECO Tax-Free Money Market Fund

No-Load Class
May 1, 2001

AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Table of Contents

Stock Funds
SAFECO Growth Opportunities Fund............................................   1
SAFECO Equity Fund..........................................................   4
SAFECO Dividend Income Fund.................................................   7
SAFECO Northwest Fund.......................................................  10
SAFECO International Stock Fund.............................................  13
SAFECO Balanced Fund........................................................  16
SAFECO Small Company Value Fund.............................................  20
SAFECO U.S. Value Fund......................................................  23
Taxable Bond Funds
SAFECO High-Yield Bond Fund.................................................  26
SAFECO Intermediate-Term U.S. Treasury Fund.................................  29
SAFECO GNMA Fund............................................................  32
SAFECO Managed Bond Fund....................................................  35
Tax-Exempt Bond Funds
SAFECO California Tax-Free Income Fund......................................  38
SAFECO Municipal Bond Fund..................................................  41
SAFECO Intermediate-Term Municipal Bond Fund................................  44
Money Market Funds
SAFECO Money Market Fund....................................................  47
SAFECO Tax-Free Money Market Fund...........................................  50
Additional Investment Information...........................................  53
General Investment Risks....................................................  53
Management..................................................................  54
Financial Highlights........................................................  54
Fund Distributions and Tax Considerations...................................  72
Retirement Plans and Accounts...............................................  73
Your Investment
How We Calculate the Value of Your Shares and Value Fund Assets.............  75
Opening Your Account and Transacting Business...............................  75
Buying, Selling, and Exchanging Shares......................................  78
Maintaining Your Account....................................................  79
For More Information........................................................  81

SAFECO Growth Opportunities Fund
The SAFECO Growth Opportunities Fund seeks growth of capital and the increased income that ordinarily follows from such growth.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com


Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential. When evaluating a stock to buy for the Fund, the advisor considers factors such as:
 .the strength of the company's balance sheet;
 .the quality of the management team;
 .the rate at which the company's earnings are projected to grow; or .whether the company's stock may be trading at a discount relative to its industry peers or the overall market.

The Fund may sell a stock if:
 .any of the above factors or other relative value indicators have deteriorated; .the stock becomes overvalued, for example as a result of overly optimistic earnings forecasts;
 .the stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many companies that meet the advisor's criteria for growth are small in size and may be more volatile than stocks of larger, more established companies. This means that the Fund's shares may be subject to more frequent and more significant changes in value than the stock market in general. Because the Fund may own a significant number of the outstanding shares of small companies that the advisor has strong convictions about, those shares may be more difficult for the Fund to sell at a good price in a market downturn.

Investment returns may vary, sometimes significantly, from the overall stock market. Due to the aggressive investment strategy of this Fund, you should invest in it only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five- and ten-year period compare to an unmanaged index representative of small capitalization stocks, such as the Russell 2000 Index, gives you an idea of some of the risks of investing in the Fund. The S&P 500 Index gives you an idea of the performance of the overall market. Companies in the Russell 2000 Index are more reflective of the types of companies in the Fund's portfolio than are the companies in the S&P 500 Index. For this reason, the Russell 2000 Index is a more meaningful comparison to Fund performance. Performance for the S&P 500 Index will not be provided in the Prospectus in the future. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91           62.65
  '92           -3.07
  '93           22.19
  '94           -1.62
  '95            26.1
  '96            22.9
  '97           49.96
  '98            4.37
  '99            2.64
  '00           -4.16

During the ten-year period shown in the bar chart, the highest quarterly return was 31.27% for the quarter ended March 31, 1991, and the lowest return was -25.39% for the quarter ended September 30, 1998.

--------------------------------------------------------------------------------

 Average Annual Total Returns as of December 31, 2000

                                 1 year 5 years 10 years

  SAFECO Growth Opportunities
  Fund
  No Load Class                  -4.16% 13.60%   16.29%

  Russell 2000 Index*            -2.77% 10.45%   15.53%

  S&P 500 Index*                 -9.10% 18.32%   17.44%

--------------------------------------------------------------------------------
* The Russell 2000 Index is an unmanaged index containing common stocks of the 2000 smallest companies within the Russell 3000 Index. (The Russell 3000
  Index consists of the 3,000 largest U.S. stocks in terms of market capitalization.) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The indices reflect the reinvestment of dividends, if any, and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Indices are used for comparison purposes only, and the Fund's holdings do not necessarily mirror either index. Performance is based on historical earnings and does not indicate the Fund's future results.

SAFECO MUTUAL FUNDS                                               1-800-624-5711


Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from
  your account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.66%
  12b-1 Fees                     None
  Other Expenses                0.39%
  Total Annual Fund Operating
  Expenses                      1.05%
  Expense Reimbursement***       None
  Net Annual Fund Operating
  Expenses                      1.05%

  * There is a $20.00 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------
Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $107   $334    $579    $1,283

The SAFECO Growth Opportunities Fund is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has managed the Fund since 1989.

SAFECO Equity Fund
The SAFECO Equity Fund seeks long-term growth of capital and reasonable current income.

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest at least 65% of its total assets in equity securities, primarily stocks of large, established companies that:
 .are proven performers;
 .have predictable earnings growth over a three-to five-year outlook; or .have good value relative to earnings prospects.

To a lesser extent, the Fund buys stocks the advisor believes will benefit because of a specific short-term earnings catalyst, such as a cost-cutting program or company restructure.

The Fund may sell a stock if:
 .the company's earnings prospects or relative value indicators have deteriorated;
 .the stock becomes overvalued (prices are high relative to the three year outlook for earnings);
 .an earnings catalyst is not successful;
 .the stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

The Fund may be suitable for you if you seek an attractive total return on your investment but are uncomfortable with a more aggressive growth fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91           27.91
  '92            9.26
  '93           30.91
  '94            9.93
  '95           25.26
  '96           25.01
  '97           24.21
  '98           24.93
  '99            9.37
  '00          -10.97

During the ten-year period shown in the bar chart, the highest quarterly return was 18.72% for the quarter ended December 31, 1998, and the lowest return was -7.84% for the quarter ended September 30, 1998.

--------------------------------------------------------------------------------


 Average Annual Total Returns as of December 31, 2000

                      1 year  5 years 10 years

  SAFECO Equity Fund
  No Load Class       -10.97% 13.56%   16.88%

  S&P 500 Index*       -9.10% 18.32%   17.44%

--------------------------------------------------------------------------------
* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your
  account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.61%
  12b-1 Fees                     None
  Other Expenses                0.28%
  Total Annual Fund Operating
  Expenses                      0.89%
  Expense Reimbursement***       None
  Net Annual Fund Operating
  Expenses                      0.89%

  * There is a $20 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $91    $284    $493    $1,096


The SAFECO Equity Fund is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has managed the Fund since 1995.

SAFECO Dividend Income Fund
The SAFECO Dividend Income Fund seeks high current income and, when consistent with its objective, long-term growth of capital.

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest in common stocks and can invest in preferred stock, including convertible preferred stock, such that at least 65% of the Fund's total assets will be invested in dividend-paying securities.

When evaluating a stock to buy for the Fund, the advisor analyzes various valuation measures such as the ratio of a company's price-to-earnings, price-to-revenues, and price-to-cash flow compared to its historical ratios, industry comparisons, the ratio for the company's competitors and companies with similar growth rates. The advisor generally seeks companies having:
 .strong earnings;
 .a history of dividend growth;
 .good value relative to share price; or
 .excellent growth potential.

The Fund may sell a security if:
 .the company's earnings prospects or other relative value indicators have deteriorated;
 .the stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other securities present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. A company may suspend dividend payments if profits are down or for other reasons.

The Fund may be suitable for you if you want a current income component to your stock investments.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five- and ten-year period compare to an index that measures companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you an idea of some of the risks of investing in the Fund. The S&P 500 Index gives you an idea of the performance of the overall market. Companies in the Russell 1000 Value Index are more reflective of the types of companies in the Fund's portfolio than are the companies in the S&P 500 Index. For this reason, the Russell 1000 Value Index is a more meaningful comparison to Fund performance. Performance for the S&P 500 Index will not be provided in the Prospectus in the future. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.

 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91           23.25
  '92           11.47
  '93           12.55
  '94           -1.09
  '95           30.36
  '96           23.99
  '97           26.43
  '98            6.31
  '99            1.17
  '00           -6.36

During the ten-year period shown in the bar chart, the highest quarterly return was 14.55% for the quarter ended December 31, 1998, and the lowest return was -17.50% for the quarter ended September 30, 1998.

--------------------------------------------------------------------------------


 Average Annual Total Returns as of December 31, 2000

                               1 year 5 years 10 years

  SAFECO Dividend Income Fund
  No Load Class                -6.36%  9.57%   12.15%

  Russell 1000 Value Index*     7.02% 16.91%   17.37%

  S&P 500 Index*               -9.10% 18.32%   17.44%

--------------------------------------------------------------------------------

* The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The Russell 1000 Index is a capitalization weighted index of the top 1,000 companies in the Russell 3000 Index, sorted by price-to-book ratio. The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The indices reflect the reinvestment of dividends, if any, and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Indices are used for comparison purposes only, and the Fund's holdings do not necessarily mirror either index. Performance is based on historical earnings and does not indicate the Fund's future results.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com


Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from
  your account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.70%
  12b-1 Fees                     None
  Other Expenses                0.37%
  Total Annual Fund Operating
  Expenses                      1.07%
  Expense Reimbursement***       None
  Net Expenses                  1.07%

  * There is a $20.00 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $109   $340    $590    $1,306

The SAFECO Dividend Income Fund is managed by a team of investment professionals at SAM. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

SAFECO Northwest Fund
The SAFECO Northwest Fund seeks long-term growth of capital through investing primarily in Northwest companies.

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund invests at least 65% of its assets in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include:
 .companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia;
 .companies that have their principal executive offices or significant facilities in the region;
 .companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits;
 .companies having at least 50% of their assets or at least 50% of their employees in the region; or
 .companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

When evaluating stock to buy for the Fund, the advisor looks for companies with:
 .faster earnings growth than their competitors;
 .low price-to-earnings ratios when compared to competitors;
 .a share price that represents good value; or .potential for long term appreciation.

The Fund may invest a larger percentage of its assets in technology companies than do other regional funds or more general multi-cap funds, because technology is a clear driver of the Washington state economy. The Fund's technology holdings may include telecommunications, medical technology and computer-related companies.

The Fund may invest in index futures as a cash management technique in order to keep fully invested. Index futures give the Fund the right to receive an amount of cash if the closing level of the stock index upon which the contract is based is greater than (in the case of a call) or less than (in the case of a put) the strike price at a predetermined price for a given period of time.

The Fund may sell a stock if:
 .the company's earnings prospects or other relative value indicators have deteriorated;
 .a stock price reaches a specific target;
 .the stock becomes overvalued compared to other stocks in the industry; .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many of the companies that meet the advisor's criteria for growth are small in size and may be more volatile and less liquid than the general market.

The Fund carries special risks due to its geographic concentration. These include a smaller number of securities to choose from and sensitivity to fluctuations in the regional economy.

The value of the Fund's shares may be particularly vulnerable to factors affecting the telecommunications and technology industries, such as substantial governmental regulation and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of your shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and are at an early stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

SAFECO MUTUAL FUNDS                                               1-800-624-5711


Investment in futures is subject to the risk that the advisor may take a position opposite to the direction in which the market or index actually moves. Also, the price of the futures contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts if the advisor wants to close out a futures position before the contract expires.

The Fund may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one- and five-year period and since the Fund's inception compare to a broad market index and to an index of Northwest stocks, gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92          14.08
  '93           1.03
  '94          -1.55
  '95          20.17
  '96          15.04
  '97          31.12
  '98            3.5
  '99          54.25
  '00         -16.11

Since the Fund's inception in 1991, the highest quarterly return was 34.90% for the quarter ended December 31, 1999, and the lowest return was -20.43% for the quarter ended September 30, 1998.

--------------------------------------------------------------------------------


 Average Annual Total Returns as of December 31, 2000

                                               February 7, 1991
                                                (inception) to
                                1 year  5 year December 31, 2000

  SAFECO Northwest Fund
  No-Load Class                 -16.11% 15.10%      12.50%

  S&P 500 Index*                 -9.10% 18.32%      16.42%

  WM Group Northwest 50 Index*   -1.51% 22.22%      16.01%

--------------------------------------------------------------------------------

* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The WM Group Northwest 50 Index is maintained by Washington Mutual, Inc. and is a broadly diversified group of 50 common stocks of companies based in Washington, Oregon, Idaho, Montana and Alaska, or doing significant business there. Companies included in the Index represent six industry sectors, with each sector weighted on a basis of personal income derived from that sector. Stocks within each sector are also weighted on the basis of their market capitalization. Indices reflect the reinvestment of dividends, if any, and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Indices are used for comparison purposes only and the Fund's holdings do not necessarily mirror either index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your
  account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.70%
  12b-1 Fees                     None
  Other Expenses                0.41%
  Total Annual Fund Operating
  Expenses                      1.11%
  Expense Reimbursement***      0.01%
  Net Expenses                  1.10%

  * There is a $20 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $112   $350    $606    $1,340

The SAFECO Northwest Fund is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has managed the Fund since April 1997. From 1990 to 1997, he was a principal and director of research for the brokerage firm Pacific Crest Securities in Seattle, Washington.

SAFECO International Stock Fund
The SAFECO International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com


Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest at least 65% of its total assets in the common stock of companies domiciled in countries other than the United States. When evaluating a stock to buy for the Fund, Bank of Ireland Asset Management (U.S.) Limited, the sub-advisor that manages the Fund, focuses on companies that:
 .appear undervalued;
 .have low price-to-earnings ratios when compared to their historic ratios, to competitors, or to companies with similar growth records; and .are liquid and readily traded on established foreign exchanges.

To reduce the risks associated with fluctuations in foreign currency values, security prices and interest rates, the Fund may invest in:
 .futures contracts, which enable the Fund to buy or sell a financial investment at a particular price on a stated future date;
 .options, which give the Fund the right to buy, in the case of a call, or the right to sell, in the case of a put, the underlying security at a particular price for a specified period of time; and .forward contracts, such as forward foreign currency exchange contracts, which enable the Fund to "lock in" the U.S. dollar price of a security position or anticipated dividend or interest payment.

The Fund may sell a stock if:
 .the company's earnings prospects or other fundamental value indicators have deteriorated;
 .a stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

Overseas investing carries potential risks beyond investment return that are not associated with domestic investments. These risks include, but are not limited to:
 .currency exchange rate fluctuations affecting the U.S. dollar value of securities denominated in that foreign currency;
 .political and financial instability that may result in expropriation of assets;
 .less liquidity of foreign investments making it more difficult for the Fund to sell a security at a good price;
 .lack of uniform accounting, auditing and financial reporting standards that may make it more difficult to obtain financial information about the security; .less government regulation and supervision of foreign stock exchanges, brokers and listed companies that may increase exposure to fraud;
 .increased price volatility;
 .delays in transaction settlement in some foreign markets; and .taxes imposed by foreign governments.

Investment in futures contracts, forward contracts and options also carry special risks. The Fund could lose money if the sub-advisor invests in futures contracts, options or forward contracts that represent a position opposite to the direction in which the market actually moves. There is not necessarily a correlation between price movements of these types of contracts and changes in the value of their underlying security. There may not be a liquid secondary market in which to resell futures contracts, options and forward contracts if the sub-advisor wants to close out a position before the futures contract, option, or forward contract expires.

The Fund may be suitable for you if you want exposure to international equity markets.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-year period and since inception of the Fund compare to a recognized index of international stocks gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94
  '95
  '96
  '97            4.55
  '98           14.26
  '99              29
  '00          -10.95

Since the Fund's inception in 1996, the highest quarterly return was 19.79% for the quarter ended December 31, 1999, and the lowest return was -17.39% for the quarter ended September 30, 1998.

--------------------------------------------------------------------------------


 Average Annual Total Returns as of December 31, 2000

                                        January 31, 1996
                                         (inception) to
                                1 year  December 31, 2000

  SAFECO International Stock
  Fund
  No-Load Class                 -10.95%       9.57%

  MSCI EAFE Index*              -15.21%       5.65%

--------------------------------------------------------------------------------

* The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia, Far East Index), is an unmanaged index comprised of 21 developed equity markets outside of North America. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

SAFECO MUTUAL FUNDS                                               1-800-624-5711


Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from
  your account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               1.00%
  12b-1 Fees                     None
  Other Expenses                0.79%
  Total Annual Fund Operating
  Expenses                      1.79%
  Expense Reimbursement***      0.39%
  Net Annual Fund Operating
  Expenses                      1.40%

  * There is a $20.00 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $143   $443    $766    $1,680


The Bank of Ireland Asset Management (U.S.) Limited (the "sub-advisor") acts as an investment sub-advisor to the SAFECO International Stock Fund. The SAFECO International Stock Fund is managed by a committee of portfolio managers at the sub-advisor. All investment decisions are made by this committee and no single person has primary responsibility for making recommendations to the committee.

SAFECO Balanced Fund
The SAFECO Balanced Fund seeks growth and income consistent with the preservation of capital.

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund invests from 50% to 70% of its total assets in common stocks and at least 25% of its total assets in debt securities. When evaluating a stock to buy for the Fund, the advisor seeks companies that it believes:
 .are undervalued, as measured by low price-to-earnings ratios and high dividend growth relative to comparable companies;
 .have potential to beat the S&P 500 Index averages for risk adjusted returns over the next three-to five-year outlook; and .have good long-term growth potential.

When evaluating a debt security to buy for the Fund, the advisor may invest in U.S. government securities, investment-grade debt securities, and certain non-rated debt securities that the advisor believes are of investment-grade quality. The advisor considers factors such as:
 .the issuer's creditworthiness;
 .the sensitivity of the security to changes in interest rates;
 .the market sector represented by the security; and .the level to which that market sector is already represented in the Fund's assets.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

  MOODY'S             S&P               FITCH
    Aaa               AAA               AAA
     Aa                AA                AA
      A                 A                 A
    Baa               BBB               BBB


The Fund may sell a security if:
 .the company's growth prospects or other relative value indicators have deteriorated;
 .the stock price reaches a specific target;
 .the advisor is concerned about an issuer's creditworthiness;
 .a debt security becomes fully valued;
 .there are other more attractive investment opportunities available; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Debt securities may be affected by changes in the financial strength of the issuer or changes in interest rates. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. Changes in price generally will be greater the longer the maturity of the debt security. Although debt securities in the top four rating categories are considered to be "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics and may have a greater risk of default.

The Fund may be suitable for you if you are concerned about preservation of capital and want exposure to equity and debt securities in a single investment.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com


Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-year period and since inception of the Fund compare to a broad index of stock performance, and to a composite index that blends the performance of companies with lower price-to-book ratios and lower forecasted growth values with performance of investment grade debt securities, gives you an idea of some of the risks of investing in the Fund. Companies in the Russell 1000 Value Index are more reflective of the types of companies in the equity portion of the Fund's portfolio than are the companies in the S&P 500 Index. For this reason, the composite index that uses Russell 1000 Value companies is a more meaningful comparison to Fund performance. Performance for the composite index that uses S&P 500 companies will not be provided in the Prospectus in the future. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94
  '95
  '96
  '97           16.64
  '98           12.57
  '99            1.05
  '00            5.09

Since the Fund's inception in 1996, the highest quarterly return was 10.17% for the quarter ended December 31, 1998; and the lowest return was-6.48% for the quarter ended September 30, 1999.

--------------------------------------------------------------------------------

 Average Annual Total Returns as of December 31, 2000

                                           January 31, 1996
                                            (inception) to
                                    1 year December 31, 2000

  SAFECO Balanced Fund
  No-Load Class                      5.09%       9.37%

  S&P 500 Index*                    -9.10%      17.86%

  Composite Russell 1000 Value/
  Lehman Brothers Gov't/Corp. Bond
  Index**                            8.95%      12.38%

  Composite S&P/Lehman Brothers
  Gov't/Corp. Bond Index***         -0.72%      13.20%

-------------------------------------------------------------------------------

* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

** The composite Russell 1000 Value/Lehman Brothers Gov't/Corp. Bond Index is a combination of two widely known indices in proportion to the approximate asset mix of the Balanced Fund. 60% of the index consists of the performance of the Russell 1000 Value Index, which represents the equity portion of the Fund, and 40% of the index consists of the Lehman Brothers Gov't/Corp. Bond Index, which represents the fixed-income portion. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The Russell 1000 Index is a capitalization weighted index of the top 1,000 companies in the Russell 3000 Index. The Lehman Brothers Gov't/Corp. Bond Index is an unmanaged index comprised of every major U.S. government and investment-grade corporate bond with more than a year remaining until maturity. The composite index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index.

*** The composite S&P/Lehman Brothers Gov't/Corp. Bond Index is a combination of two widely known indices in proportion to the approximate asset mix of the Balanced Fund. 60% of the index consists of the performance of the S&P 500 Index, which represents the equity portion of the Fund, and 40% of the index consists of the Lehman Brothers Gov't/Corp. Bond Index, which represents the fixed-income portion. The composite index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index.

SAFECO MUTUAL FUNDS                                               1-800-624-5711


Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from
  your account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.70%
  12b-1 Fees                     None
  Other Expenses                0.73%
  Total Annual Fund Operating
  Expenses                      1.43%
  Expense Reimbursement***      0.33%
  Net Annual Fund Operating
  Expenses                      1.10%

  * There is a $20.00 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------
Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $112   $350    $606    $1,340


The SAFECO Balanced Fund is managed by three individuals. The equity portion is co-managed by Rex L. Bentley, Vice President of SAM and Lynette D. Sagvold, Assistant Vice President of SAM. Mr. Bentley and Ms. Sagvold have co-managed the Fund since 1996.

The debt security portion is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has co-managed the Fund since 1997. From 1995 to 1996, he was Vice President and a portfolio manager for First Interstate Capital Management Company.

SAFECO Small Company Value Fund
The SAFECO Small Company Value Fund seeks long-term growth of capital through investing primarily in small-sized companies.

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund invests at least 65% of its total assets in stocks of companies with total market capitalization at the time of investment of less than $1.5 billion. When evaluating a stock to buy for the Fund, the advisor looks for companies having one or more of the following characteristics:
 .long-term potential for above-average or improving earnings growth; .involvement in new or innovative products or services; or .a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

The Fund may sell a stock if:
 .the company's earnings prospects or other relative value indicators have deteriorated;
 .the stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Investments in small or newly formed companies involve greater risks than investments in larger, more established companies. These include greater volatility and risks arising out of limited product lines, markets, capital, and managerial resources.

At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

Because small company stocks can be quite volatile, you should invest in the Fund only if you can withstand wide fluctuations in share price and investment returns that may vary significantly from the overall market over a long period of time.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-year period and since inception of the Fund compare to an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth value, such as the Russell 2000 Value Index, gives you an idea of some of the risks of investing in the Fund. The Russell 2000 Index gives you an idea of the performance of small capitalization stocks in general. Companies in the Russell 2000 Value Index are more reflective of the types of companies in the Fund's portfolio than are the companies in the Russell 2000 Index. For this reason, the Russell 2000 Value Index is a more meaningful comparison to Fund performance. Performance for the Russell 2000 Index will not be provided in the Prospectus in the Future. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94
  '95
  '96
  '97           23.38
  '98          -21.57
  '99           14.07
  '00           -7.54

Since the Fund's inception in 1996, the highest quarterly return was 27.05% for the quarter ended December 31, 1999, and the lowest return was -33.97% for the quarter ended September 30, 1998.

--------------------------------------------------------------------------------


 Average Annual Total Returns as of December 31, 2000

                                        January 31, 1996
                                         (inception) to
                                 1 year December 31, 2000

  SAFECO Small Company Value
  Fund
  No-Load Class                  -7.54%       5.08%

  Russell 2000 Value Index*      22.83%      12.68%

  Russell 2000 Index*            -2.77%      10.66%

--------------------------------------------------------------------------------

* The Russell 2000 Value Index measures the performance of the companies within the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index containing common stocks of the 2000 smallest companies within the Russell 3000 Index. The Russell 3000 Index consists of the 3,000 largest U.S. stocks in terms of market capitalization. The indices reflect the reinvestment of dividends, if any, and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Indices are used for comparison purposes only, and the Fund's holdings do not necessarily mirror either index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your
  account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.75%
  12b-1 Fees                     None
  Other Expenses                0.66%
  Total Annual Fund Operating
  Expenses                      1.41%
  Expense Reimbursement***      0.26%
  Net Annual Fund Operating
  Expenses                      1.15%

*   There is a $20 charge for wire redemptions.

** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $117   $365    $633    $1,398

The SAFECO Small Company Value Fund is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has managed the Fund since its inception in 1996.

SAFECO U.S. Value Fund
The SAFECO U.S. Value Fund seeks long-term growth of capital and income by investing in stocks selected for their attractive relative values.

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Principal Investment Strategies

To achieve its objective, the Fund invests at least 65% of its assets in common stocks issued by U.S. companies. The advisor uses a relative value analysis that emphasizes valuation and focuses on large, established companies across all major sectors of the economy. When evaluating a stock to buy for the Fund, the advisor seeks large capitalization companies that have:
 .low price-to-earnings ratios and high earnings and dividend growth relative to comparable companies;
 .potential to beat the S&P 500 Index averages for risk adjusted returns over the next three-to five-year outlook; and .good long-term potential to appreciate in value.

The Fund may sell a stock if:
 .the advisor believes the company no longer has the potential to reach targeted yield, return, or earnings rates or other relative value indicators have deteriorated;
 .the stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected based on expected increases in asset value may not perform as expected. At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

The Fund may be suitable for you if you are a long-term investor with moderate risk tolerance.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-year period and since inception of the Fund compare to an unmanaged index representative of companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you an idea of some of the risks of investing in the Fund. The S&P 500 Index gives you an idea of performance of the overall market. Companies in the Russell 1000 Value Index are more reflective of the types of companies in the Fund's portfolio than are the companies in the S&P 500 Index. For this reason, the Russell 1000 Value Index is a more meaningful comparison to Fund performance. Performance for the S&P 500 Index will not be provided in the Prospectus in the future. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94
  '95
  '96
  '97
  '98          12.61
  '99           5.15
  '00           1.18

Since the Fund's inception in 1997, the highest quarterly return was 16.27% for the quarter ended December 31, 1998, and the lowest return was -10.20% for the quarter ended September 30, 1999.

--------------------------------------------------------------------------------

 Average Annual Total Returns as of December 31, 2000

                                     April 30, 1997
                                     (inception) to
                             1 year December 31, 2000

  SAFECO U.S. Value Fund
  No-Load Class               1.18%       9.76%

  Russell 1000 Value Index*   7.02%      15.18%

  S&P 500 Index*             -9.10%      16.17%

--------------------------------------------------------------------------------

* The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The Russell 1000 Index is a capitalization weighted index of the top 1,000 companies in the Russell 3000 Index. The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The indices reflect the reinvestment of dividends, if any, and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Indices are used for comparison purposes only, and the Fund's holdings do not necessarily mirror either index. Performance is based on historical earnings and does not indicate the Fund's future results.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from
  your account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.70%
  12b-1 Fees                     None
  Other Expenses                0.94%
  Total Annual Fund Operating
  Expenses                      1.64%
  Expense Reimbursement***      0.54%
  Net Annual Fund Operating
  Expenses                      1.10%

*   There is a $20.00 charge for wire redemptions.

** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------
Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $112   $350    $606    $1,340


The SAFECO U.S. Value Fund is co-managed by Rex L. Bentley, Vice President of SAM, and Lynette D. Sagvold, Assistant Vice President of SAM. Mr. Bentley and Ms. Sagvold have managed the U.S. Value Fund since its inception in 1997 and the equity portion of the Balanced Fund since 1996.

SAFECO High-Yield Bond Fund

The SAFECO High-Yield Bond Fund seeks to provide a high level of current interest income through the purchase of high-yield debt securities.

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest at least 65% of its total assets in high-yield, debt securities (also known as junk bonds), such as corporate bonds and convertible securities that are rated below investment grade. The Fund may invest in restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2). Up to 25% of the Fund's total assets may be invested in unrated securities.


The decision to either buy or sell a security in the Fund is based first upon an analysis of the issuer, including the company's creditworthiness, liquidity, and prospects for growing earnings and cash flow. Next, the advisor examines alternative bonds with similar credit statistics, and/or related lines of business. This helps the advisor determine whether the bond in question is a good value relative to its peers. Finally, the advisor considers the bond's interest rate sensitivity, coupon, and call features (the bond's structure).

The Fund may sell a security:
 .if the original evaluation concerning the issuer's creditworthiness, liquidity or prospects changes;
 .if the value reaches a specific target; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Because the Fund buys high-yield debt securities, the Fund is subject to much greater volatility, reduced liquidity and a much higher risk of repayment default than a fund holding predominantly investment-grade securities. Companies that issue high-yield debt securities may be more highly leveraged than top-quality issuers and their debt instruments may be subject to a greater risk of default, particularly if there is an economic downturn in the issuer's industry or region. Such defaults not only reduce the Fund's yield, but could also result in a loss of principal.

This Fund may be suitable for you if you can tolerate greater risk in pursuit of higher total returns.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO MUTUAL FUNDS                                               1-800-624-5711


Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of high-yield bonds gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91           24.29
  '92           13.87
  '93           16.91
  '94           -2.25
  '95           15.64
  '96           10.39
  '97           12.79
  '98            4.45
  '99            3.74
  '00           -5.52

During the 10-year period shown in the bar chart, the highest quarterly return was 7.23% for the quarter ended March 31, 1991; and the lowest return was -3.78% for the quarter ended December 31, 2000.

--------------------------------------------------------------------------------


 Average Annual Total Returns as of December 31, 2000

                                 1 year 5 years 10 years

  SAFECO High-Yield Bond Fund
  No-Load Class                  -5.52%  4.97%    9.08%

  Merrill Lynch High-Yield
  Master II Index*               -5.12%  4.76%   11.12%

--------------------------------------------------------------------------------

* The Merrill Lynch High-Yield Master II Index is an unmanaged index comprised of outstanding debt of domestic market issuers rated below investment grade but not in default. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from
  your account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.65%
  12b-1 Fees                     None
  Other Expenses                0.48%
  Total Annual Fund Operating
  Expenses                      1.13%
  Expense Reimbursement***      0.08%
  Net Annual Fund Operating
  Expenses                      1.05%

  *  There is a $20 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $107   $334    $579    $1,283

The SAFECO High-Yield Bond Fund is managed by a team of investment professionals at SAM. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

SAFECO Intermediate-Term U.S. Treasury Fund
The SAFECO Intermediate-Term U.S. Treasury Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Principal Investment Strategies

To achieve its objective, the Fund will invest at least 65% of its total assets in U.S. Treasury securities such as Treasury bills, notes and bonds issued at various schedules and maturities. The Fund's portfolio will maintain an average dollar-weighted maturity of between three and ten years although the maturity of individual securities may be out of that range. The Fund may buy STRIPS (Separate Trading of Registered Interest and Principal of Securities), which are also direct obligations of the U.S. Treasury. STRIPS are created when the interest payments of a Treasury security are sold separately from the principal payments.

The Fund may invest up to 35% of its total assets in other U.S. government securities and corporate debt securities. Other U.S. government securities include:
 .securities supported by the full faith and credit of the U.S. government that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA);
 .securities supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC), including subordinated debt issued by these agencies; and .securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA).

Since the Fund invests most of its assets in intermediate-term U.S. Treasury securities, trading decisions focus on the maturity of the bonds under consideration. In a falling interest rate environment, the Fund buys longer maturity bonds. In a rising interest rate environment, the Fund buys shorter maturity bonds. The Fund may increase its allocation to U.S. government agency bonds when they have a more favorable yield premium than do U.S. Treasuries. After choosing the desired maturity, the Fund attempts to exploit pricing inefficiencies and purchase the cheapest securities in a maturity range.

The Fund may sell a security:
 .if the security is more expensive for its maturity range;
 .to realign the overall maturity of the Fund's portfolio;
 .if other securities present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise, the price of the Fund's fixed-income securities will fall. This risk is greater for longer maturity securities. The prices of STRIPS can be more volatile than other Treasury securities when market interest rates change.

Subordinated debt securities issued by government sponsored entities ("GSEs") are junior in right of payment to certain other GSE existing and future obligations. The issuing GSE may be required to defer payment of interest on outstanding subordinated debt securities if it does not meet capital requirements for the agency or for other reasons.

Due to the conservative nature of this Fund, it may be suitable for you if you want higher current income than a stable-priced money market fund, but with greater price stability than a longer-term bond fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five- and ten-year period compare to an index of intermediate-term Treasury securities gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.



 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91           13.52
  '92            6.57
  '93           10.84
  '94           -3.61
  '95           16.75
  '96            0.38
  '97            8.29
  '98            9.61
  '99           -1.98
  '00           10.74

During the ten-year period shown in the bar chart, the highest quarterly return was 6.22% for the quarter ended September 30, 1998; and the lowest return was -3.45% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Average Annual Total Returns as of December 31, 2000

                                 1 year 5 years 10 years

  SAFECO Intermediate-Term
  U.S. Treasury Fund
  No-Load Class                  10.74%  5.28%   6.92%

  Merrill Lynch Intermediate-
  Term
  Treasury Index*                10.19%  6.14%   7.18%

--------------------------------------------------------------------------------

* The Merrill Lynch Intermediate-Term Treasury Index is an unmanaged index comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years. The index does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

SAFECO MUTUAL FUNDS                                               1-800-624-5711


Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from
  your account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.55%
  12b-1 Fees                     None
  Other Expenses                0.67%
  Total Annual Fund Operating
  Expenses                      1.22%
  Expense Reimbursement***      0.27%
  Net Annual Fund Operating
  Expenses                      0.95%

  *  There is a $20.00 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $97    $303    $526    $1,166


The SAFECO Intermediate-Term U.S. Treasury Fund is managed by Naomi Urata, Vice President of SAM. Ms. Urata began managing the Fund in 1999. She was a manager or co-manager of the SAFECO Money Market Fund from 1994 to 2000.

SAFECO GNMA Fund
SAFECO GNMA Fund seeks to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S.
government securities.

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest at least 65% of its total assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), called Ginnie Maes. Ginnie Maes guarantee the timely payment of principal and interest on pools of mortgage loans and are backed by the full faith and credit of the United States government. GNMA certificates in which the Fund may invest include modified pass-through securities which "pass through" to investors monthly interest and principal payments from the mortgage payments in the pool, and Collateralized Mortgage Obligations (CMOs), which break up mortgage pools into separate maturity classes to provide a more predictable stream of interest and principal payments.

The Fund may invest up to 35% of its total assets in other U.S. government securities, including:
 .securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury bills, notes and bonds;
 .securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC); .securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA); and .other Collateralized Mortgage Obligations (CMOs) issued by the U.S. government or one of its agencies.

The Fund may also invest in mortgage obligations issued by private issuers that are collateralized by obligations issued by the U.S. government or one of its agencies.

The decision to buy or sell securities in the Fund generally falls into one or more of the following categories:
 .The advisor desires to move in or out of various mortgage-backed securities sectors based upon their relative values, to reduce the Fund's investment in sectors viewed as overvalued, while increasing the Fund's investment in undervalued sectors. The advisor's outlook on interest rates and the likely effect of a movement in the interest rate market on a homeowner's decision whether to refinance his/her home mortgage, play a part in the advisor's analysis of the relative values of these sectors.

 .The advisor will generally shorten or lengthen the Fund's average maturity and duration based upon the advisor's long-term interest rate outlook. Duration is a measure of a debt security's sensitivity to interest rates.
 .The advisor may on occasion need to raise cash to meet shareholder redemptions. On those occasions the advisor will consider the same criteria used for buy/sell decisions stated above, as well as the ability to get a fair price for a particular security given then-current market conditions.

With each buy/sell decision, the advisor also considers the effect the transaction may have on the performance of the Fund's portfolio as a whole.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk and prepayment risk. Generally, when market interest rates rise the price of the Fund's fixed-income securities will fall. This risk is greater for longer maturity securities. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

mortgage-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow.

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk are amplified if the investment is in a Collateralized Mortgage Obligation. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

This Fund offers a combination of relative price stability and yield. It may be suitable for you if you want to earn more income than you can earn with U.S. Treasury securities, yet still wish to own a portfolio of securities with the backing of the U.S. government.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of GNMA securities gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91           14.81
  '92             6.7
  '93            7.08
  '94           -4.27
  '95           15.48
  '96            3.98
  '97            8.97
  '98            6.84
  '99            0.16
  '00             9.5

During the ten-year period shown in the bar chart, the highest quarterly return was 5.02% for the quarter ended September 30, 1991; and the lowest return was -3.58% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------

 Average Annual Total Returns as of December 31, 2000

                             1 year 5 years 10 years

  SAFECO GNMA Fund
  No-Load Class               9.50%  5.83%   6.77%

  Merrill Lynch GNMA Index*  11.22%  7.04%   8.07%

--------------------------------------------------------------------------------

* The Merrill Lynch GNMA Index is an unmanaged index comprised of 132 issues of government pass-through mortgages with maturities from 15 to 30 years and par values of $100 million. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.



 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your
  account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.55%
  12b-1 Fees                     None
  Other Expenses                0.50%
  Total Annual Fund Operating
  Expenses                      1.05%
  Expense Reimbursement***      0.10%
  Net Annual Fund Operating
  Expenses                      0.95%

  *  There is a $20.00 charge for wire redemptions

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $97    $303    $526    $1,166

The SAFECO GNMA Fund is managed by a team of investment professionals at SAM. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

SAFECO Managed Bond Fund
The SAFECO Managed Bond Fund seeks to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment-grade debt securities.

SAFECO MUTUAL FUNDS                                               1-800-624-5711


Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest at least 65% of its total assets in bonds, most of which will be investment-grade quality, whether rated or unrated. At least 50% of the Fund's total assets will be invested in U.S. government securities. The Fund may also invest in mortgage-backed or asset-backed securities.

The advisor analyzes each security it considers for purchase on a stand-alone basis and on how the security fits into the Fund's overall investment portfolio. The advisor will consider:
 .the price of the security relative to its rating and market sector; .structural features, such as an issuer's right to buy the bond back at a stated price (a "call"), or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");
 .the effect the security might have on the existing diversification of Fund assets and allocation among various market sectors; and .the effect the security might have on the yield and sensitivity to interest rate changes of the Fund's overall portfolio.

The Fund may sell a security if:
 .a different sector of the market is more attractive;
 .another security within the same market sector offers a better value; .if a security's rating is downgraded and would cause more than 5% of the Fund's assets to be invested in below investment-grade securities; or .to raise cash to meet shareholder redemptions.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:


  MOODY'S      S&P         FITCH
   Aaa          AAA         AAA
    Aa           AA          AA
     A            A           A
   Baa          BBB         BBB

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. In addition, investment in the Fund can carry risks associated with mortgage-backed securities and asset-backed securities. During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Fund. The underlying borrower(s) of an asset-backed security may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

This Fund may be suitable for you if you want high current income and stability of capital.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a widely recognized index of government and corporate bonds gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses.

All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94
  '95           17.35
  '96            0.02
  '97            8.23
  '98            8.43
  '99           -3.82
  '00           11.57

Since the Fund's inception in 1994, the highest quarterly return was 5.74% for the quarter ended June 30, 1995; and the lowest return was -3.27% for the quarter ended March 31, 1996.

--------------------------------------------------------------------------------


 Average Annual Total Returns as of December 31, 2000

                                       February 28, 1994
                                        (inception) to
                        1 year 5 years December 31, 2000

  SAFECO Managed Bond
  Fund No-Load Class    11.57%  4.72%        5.41%

  Lehman Brothers
  Gov't/Corp. Bond
  Index*                11.85%  6.24%        6.80%

--------------------------------------------------------------------------------

* The Lehman Brothers Gov't/Corp. Bond Index is an unmanaged index comprised of every major U.S. government and investment-grade corporate bond with more than a year remaining until maturity. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com


Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your
  account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.50%
  12b-1 Fees                     None
  Other Expenses                1.13%
  Total Annual Fund Operating
  Expenses                      1.63%
  Expense Reimbursement***      0.73%
  Net Annual Fund Operating
  Expenses                      0.90%

*   There is a $20 charge for wire redemptions.

** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $92    $287    $498    $1,108

The SAFECO Managed Bond Fund is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has managed the Fund since 1997. From 1995 to 1996 he was Vice President and a portfolio manager for First Interstate Capital Management Company.

SAFECO California Tax-Free Income Fund
The SAFECO California Tax-Free Income Fund seeks to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

This Fund is available to California, Oregon, Nevada and
Arizona residents.

Principal Investment Strategies

To achieve its objective, the Fund invests primarily in investment grade municipal bonds issued by the state of California or its political subdivisions and having average maturities of 15-25 years. The Fund invests:
 .at least 80% of its assets in securities whose interest is exempt from federal income tax and California personal income tax;
 .at least 65% of its assets in investment grade municipal bonds with a maturity of more than one year; and .up to 20% of its total assets in unrated municipal bonds, as long as they are of comparable quality to investment- grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers among other things:
 .yield;
 .maturity;
 .structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");
 .credit quality (including the underlying rating of insured bonds);
 .the project the issuer is financing;
 .the original offering price;
 .any state or local tax exemption;
 .the amount of discount off or premium on the stated principal amount of the bond represented by the price offered; and .whether the bond appears to offer the best overall value when compared to other available bonds.

The advisor favors long maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

  MOODY'S      S&P         FITCH
    Aaa         AAA          AAA
     Aa          AA           AA
      A           A            A
    Baa         BBB          BBB

The Fund may sell bonds when:
 .they become fully valued;
 .more attractively valued bonds become available; or .to raise cash to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with shorter average maturities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these

SAFECO MUTUAL FUNDS                                               1-800-624-5711

securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

Because the Fund concentrates its investments in a single state, there may be more fluctuation in the value of its securities than is the case for mutual funds whose portfolios are more geographically diverse. This Fund may be suitable for you if you wish to earn income that is free from federal income tax and free from California state personal income tax.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of municipal bonds having long maturities gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91           12.55
  '92               8
  '93           13.23
  '94            -9.2
  '95           26.14
  '96            2.53
  '97           11.55
  '98            6.19
  '99           -9.18
  '00           18.79

During the ten-year period shown in the bar chart, the highest quarterly return was 10.59% for the quarter ended March 31, 1995; and the lowest return was -6.16% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------


 Average Annual Total Returns as of December 31, 2000

                                 1 year 5 years 10 years

  SAFECO California Tax-Free
  Income Fund
  No-Load Class                  18.79%  5.55%   7.52%

  The Lehman Brothers
  Long Municipal Bond Index *    16.50%  6.20%   8.09%

--------------------------------------------------------------------------------

* The Lehman Brothers Long Municipal Bond Index is an unmanaged index that includes investment grade municipal bonds issued as part of deals over $50 million and with a maturity of at least 22 years. The index is not limited to California issuers. The index does not reflect fees, brokerage commissions or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from
  your account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.50%
  12b-1 Fees                     None
  Other Expenses                0.24%
  Total Annual Fund Operating
  Expenses                      0.74%
  Expense Reimbursement***       None
  Net Expenses                  0.74%

  * There is a $20.00 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $76    $237    $411     $918

The SAFECO California Tax-Free Income Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO California Tax-Free Income Fund since 1983, and manages other SAFECO Funds.

SAFECO Municipal Bond Fund
The SAFECO Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better with average maturities of 15-25 years. The Fund invests:
 .at least 80% of its assets in securities whose interest is exempt from federal income tax;
 .at least 65% of its assets in investment grade municipal bonds with a maturity of more than one year; and .up to 20% of its total assets in unrated municipal bonds, as long as they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers, among other things:
 .yield;
 .maturity;
 .structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");
 .credit quality (including the underlying rating of insured bonds);
 .the project the issuer is financing;
 .the original offering price;
 .any state or local tax exemption; and
 .the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features. The advisor also considers the relative weighting of the Fund's holdings among states. The advisor favors long maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

  MOODY'S       S&P         FITCH
    Aaa           AAA         AAA
     Aa            AA          AA
      A             A           A
    Baa           BBB         BBB

The Fund may sell bonds when:
 .they become fully valued;
 .when more attractively valued bonds become available; or .to raise cash to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with a shorter average maturity.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This Fund may be suitable for you if you seek high current tax-exempt income and relative stability of principal.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of municipal bonds having long maturities gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market condition. Your shares may be worth more or less than their original cost when you sell them.

 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91           13.78
  '92            8.75
  '93           12.66
  '94           -8.25
  '95           21.48
  '96            3.18
  '97           10.68
  '98            6.35
  '99           -6.18
  '00           14.17

During the ten-year period shown in the bar chart, the highest quarterly return was 8.82% for the quarter ended March 31, 1995; and the lowest return was -6.77% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------


 Average Annual Total Returns as of December 31, 2000

                                  1 year 5 years 10 years

  SAFECO Municipal Bond Fund
  No-Load Class                   14.17%  5.40%   7.29%

  Lehman Brothers Long Municipal
  Bond Index*                     16.50%  6.20%   8.09%

--------------------------------------------------------------------------------
* The Lehman Brothers Long Municipal Bond Index is an unmanaged index that includes investment-grade municipal bonds issued as part of deals over $50 million and with a maturity of at least 22 years. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from
  your account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.47%
  12b-1 Fees                     None
  Other Expenses                0.15%
  Total Annual Fund Operating
  Expenses                      0.62%
  Expense Reimbursement***       None
  Net Annual Fund Operating
  Expenses                      0.62%

  * There is a $20.00 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $63    $199    $346     $774

The SAFECO Municipal Bond Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO Municipal Bond Fund since 1981, and manages other SAFECO Funds.

SAFECO Intermediate-Term Municipal Bond Fund
The SAFECO Intermediate-Term Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

Principal Investment Strategies

This Fund is more conservative than the SAFECO Municipal Bond Fund. It is designed to provide much of the yield potential of a long-term bond fund but with less fluctuation in share price. To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better. The Fund's portfolio maintains an average dollar-weighted maturity of between three and ten years although individual securities held by the Fund may have maturities outside that range.

The Fund invests:
 .at least 80% of its assets in securities whose interest is exempt from federal income tax;
 .at least 65% of its assets in investment-grade municipal bonds with maturities of more than one year; and .up to 20% of its total assets in unrated municipal bonds, as long as they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers among other things:
 .yield;
 .maturity;
 .structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");
 .credit quality (including the underlying rating of insured bonds);
 .the purpose the issuer is financing;
 .the original offering price;
 .any state or local tax exemption; and
 .the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features, and will purchase the bond if it appears to offer the best relative value.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

  MOODY'S       S&P           FITCH
    Aaa          AAA           AAA
     Aa           AA            AA
      A            A             A
    Baa          BBB           BBB

The Fund may sell bonds when:
 .they become fully valued;
 .more attractively valued bonds become available; or .cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater the longer the maturity of the debt security.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This conservative Fund is suitable for investors seeking federally tax-exempt income with relative price stability.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one and five year periods, and since the Fund's inception date, compare to a widely recognized index of municipal bonds. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94           -5.62
  '95           15.22
  '96            3.75
  '97             7.5
  '98            5.33
  '99           -0.84
  '00            7.44

Since the Fund's inception in 1993, the highest quarterly return was 6.25% for the quarter ended March 31, 1995; and the lowest return was -4.47% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------


 Average Annual Total Returns as of December 31, 2000

                                        March 18, 1993
                                        (inception) to
                        1 year 5 years December 31, 2000

  SAFECO Intermediate-
  Term Municipal Bond
  Fund
  No-Load Class         7.44%   4.59%        4.97%

  Lehman Brothers 7-
  Year Municipal Bond
  Index*                9.07%   5.40%        5.77%

--------------------------------------------------------------------------------

* The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index that includes investment-grade municipal bonds issued as part of deals over $50 million and with maturities between six and eight years. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your
  account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.50%
  12b-1 Fees                     None
  Other Expenses                0.47%
  Total Annual Fund Operating
  Expenses                      0.97%
  Expense Reimbursement***      0.07%
  Net Expenses                  0.90%

  * There is a $20 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
    1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $92    $287    $498    $1,108

The SAFECO Intermediate-Term Municipal Bond Fund is managed by Mary Metastasio, Vice President of SAM. Ms. Metastasio has managed the Fund since 1996, and manages other SAFECO Funds.

SAFECO Money Market Fund
The SAFECO Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.

SAFECO MUTUAL FUNDS                                               1-800-624-5711


Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Fund may invest in:
 .commercial paper of both domestic and foreign issuers;
 .negotiable and non-negotiable certificates of deposit, bankers' acceptances and other short-term obligations of U.S. and foreign banks;
 .repurchase agreements in which the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price;
 .variable and floating rate instruments that change interest rates periodically to keep their market value at par;
 .U.S. government securities;
 .restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2);
 .corporate obligations such as publicly traded bonds and notes;
 .asset-backed securities that represent interests in pools of consumer loans, automobile loans, credit card loans, and installment loan contracts; .mortgage-backed securities; and
 .when-issued and delayed delivery securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued and delivered against payment in the future, typically 30 to 45 days after the date of commitment.

When evaluating a security for purchase, the advisor considers, among other things:
 .yield;
 .maturity;
 .issuer credit quality; and
 .relative value compared with other alternatives.

The Fund may sell a security if:
 .the advisor becomes concerned about the issuer's creditworthiness; .a more attractive alternative is available; or .to raise cash to meet shareholder redemptions.

Principal Risk of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will fluctuate with short-term interest rates.

The Fund may be suitable for you if you seek safety and stability of principal.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

Looking at how the Fund's annual total returns have varied each year and its average annual total returns over a one-, five- and ten-year period give you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results.


 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91           574%
  '92           327%
  '93           250%
  '94           3.53
  '95           5.28
  '96           4.75
  '97           4.93
  '98           5.08
  '99           4.65
  '00            5.9

During the ten-year period shown in the chart, the highest quarterly return was 1.61% for the quarter ended March 31, 1991, and the lowest return was 0.59% for the quarter ended June 30, 1993.

--------------------------------------------------------------------------------


 Average Annual Total Returns and 7-Day Yield as of December 31, 2000

                                                       7-day yield
                                                      (period ended
                            1 year 5 years 10 years December 31, 2000)

  SAFECO Money Market Fund
  No-Load Class             5.90%   5.06%   4.56%         5.94%

--------------------------------------------------------------------------------

For updated yield information, call 1-800-835-4391.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your
  account)
  Redemption or Exchange Fees*    None
  Annual Low Balance Fee**         $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees                0.50%
  12b-1 Fees                      None
  Other Expenses                 0.47%
  Total Annual Fund Operating
  Expenses                       0.97%
  Expense Reimbursement***       0.17%
  Net Annual Fund Operating
  Expenses                       0.80%

  *  There is a $20 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .30% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $82    $255    $444     $990

SAFECO Tax-Free Money Market Fund
The SAFECO Tax-Free Money Market Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and preservation of capital.

Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities having minimal credit risk with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days and will invest at least 80% of its assets in securities that pay interest that is exempt from federal income tax. The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

The Fund may invest in:
 .variable and floating rate instruments that change interest rates periodically to keep their market value at par;
 .U.S. government securities, including subordinated agency debt;
 .restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2).

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money in a money market fund. The Fund's yield will fluctuate with short-term interest rates.

This Fund may be suitable for you if you seek safety and stability of principal in an investment that pays federally tax-free income.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied from each year and showing its average annual returns for the one-, five- and ten-year periods. The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results.



 Annual Total Returns (No-Load Class Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91            4.34
  '92            2.73
  '93            2.02
  '94            2.45
  '95            3.45
  '96            3.07
  '97            3.12
  '98            3.07
  '99            2.77
  '00            3.52

During the ten-year period shown in the chart, the highest quarterly return was 1.10% for the quarter ended March 31, 1991; and the lowest return was 0.47% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------


 Average Annual Total Returns and 7-Day Yield as of December 31, 2000

                                              7-day Yield
                                             (period ended
                   1 year 5 years 10 years December 31, 2000)

  SAFECO Tax-Free
  Money Market
  Fund No-Load
  Class            3.52%   3.11%   3.06%         3.96%

--------------------------------------------------------------------------------

 For updated yield information, call 1-800-835-4391.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from
  your account)
  Redemption or Exchange Fees*   None
  Annual Low Balance Fee**        $12
  Annual Fund Operating
  Expenses
  (fees paid from Fund assets)
  Management Fees               0.50%
  12b-1 Fees                     None
  Other Expenses                0.25%
  Total Annual Fund Operating
  Expenses                      0.75%
  Expense Reimbursement***       None
  Net Annual Fund Operating
  Expenses                      0.75%

  *  There is a $20.00 charge for wire redemptions.

 ** An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

*** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .30% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $77    $240    $417     $930

ADDITIONAL INVESTMENT INFORMATION

SAFECO MUTUAL FUND                                           www.safecofunds.com

This prospectus describes some of the Funds' investment objectives and some of the policies and strategies by which each Fund intends to achieve its goal. More information about the Funds' investment policies and strategies is in the Statement of Additional Information. A Fund may exceed percentage limits that apply to particular investments if, after the Fund's investment, market movements cause asset values to change.

Investment Objective Changes. In rare circumstances, a Fund may, with approval from its board of trustees, change its investment objective. If this happens, the Fund may no longer meet your investment needs. We will notify you at least thirty days in advance if the board of trustees votes to change a Fund's objective.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, a Fund may hold cash or invest in high quality, short-term securities issued by an agency or instrumentality of the U.S. government, high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Fund taking a temporary defensive position may not achieve its investment objective in the short run.

Portfolio Turnover. The Funds may engage in active and frequent trading of their assets. If a Fund does trade this way, it may incur increased transaction costs and brokerage commissions, and may increase the Fund's taxable distributions, all of which can lower the actual return on your investment. The portfolio turnover rate for the Funds is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the special risks that may apply to investing in a particular Fund. See the "Principal Risks of Investing in the Fund" section for each Fund in this prospectus. You should also see the Statement of Additional Information for additional information about a Fund's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Funds are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Inflation Risk. High inflation can erode the dollar value of debt securities.

Interest Rate Risk. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

Liquidity Risk. A Fund may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as small or newly formed company stocks or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Fund invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Fund's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for each Fund, providing investment research, advice and supervision in the ongoing management of each Fund's portfolio. Based on each Fund's investment objective and policies, SAM determines what securities the Fund will purchase, retain or sell and implements those decisions. Each Fund pays SAM an annual advisory fee based on a percentage of that Fund's average daily net assets, calculated each business day and paid monthly. The Funds paid SAM advisory fees at the following rates, as a percentage of average daily net assets, for the year ended December 31, 2000:

  Growth Opportunities Fund         0.66%
  Equity Fund                       0.61%
  Dividend Income Fund              0.70%
  Northwest Fund                    0.70%
  International Stock Fund          1.00%
  Balanced Fund                     0.70%
  Small Company Value Fund          0.75%
  U.S. Value Fund                   0.70%
  High-Yield Bond Fund              0.65%
  Intermediate-Term U.S. Treasury
   Fund                             0.55%
  GNMA Fund                         0.55%
  Managed Bond Fund                 0.50%
  California Tax-Free Income Fund   0.50%
  Municipal Bond Fund               0.47%
  Intermediate-Term Municipal Bond
   Fund                             0.50%
  Money Market Fund                 0.50%
  Tax-Free Money Market Fund        0.50%


SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Bank of Ireland Asset Management (U.S.) Limited (the "sub-advisor") acts as an investment sub-advisor to the SAFECO International Stock Fund. The sub-advisor's headquarters office is located at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office is located at 2 Greenwich Plaza, Greenwich, Connecticut. The sub-advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland. For the year ended December 31, 2000, SAM paid the sub-advisor sub-advisory fees of
 .60% of the average daily net assets of the International Stock Fund.

Financial Highlights

The Financial Highlights tables which follow are intended to help you understand the Funds' financial performance for the past five years (or, if shorter, since commencement of their operations). Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Funds' independent auditors, whose report, along with the Funds' financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.

SAFECO Growth Opportunities Fund
(For a No-Load Class Share Outstanding Throughout the Period)

                                                                        Three-Month     For the
                                                                        Period Ended   Year Ended
                                 For the Year Ended December 31         December 31   September 30

                               2000      1999        1998       1997        1996          1996

  Net asset value at
  beginning of period          $23.30    $22.70      $22.45    $16.97      $15.45        $15.83

  Income (loss) from
  investment operations
   Net investment loss          (0.19)    (0.16)      (0.01)    (0.02)      (0.02)        (0.02)
   Net realized and
   unrealized gain (loss) on
   investments                  (0.78)     0.76        0.99      8.50        1.77          2.24

--------------------------------------------------------------------------------------------------

   Total from investment
   operations                   (0.97)     0.60        0.98      8.48        1.75          2.22

  Less distributions
   Distributions from
   realized gains                  --        --       (0.73)    (3.00)      (0.23)        (2.60)

--------------------------------------------------------------------------------------------------

  Net asset value at end of
  period                       $22.33    $23.30      $22.70    $22.45      $16.97        $15.45

--------------------------------------------------------------------------------------------------

  Total return                  (4.16%)    2.64%       4.37%    49.96%      11.35%*       14.16%

  Net assets at end of
  period (000's)              $637,557  $815,041  $1,394,225  $638,562    $195,760      $179,574

  Ratio of gross expenses to
  average net assets             1.05%     1.07%       0.77%     0.85%       0.99%**       1.02%

  Ratio of net expenses to
  average net assets             1.05%     1.02%       0.77%     0.85%       0.99%**       1.02%

  Ratio of net investment
  loss to average net assets    (0.74%)   (0.57%)     (0.06%)   (0.17%)     (0.51%)**     (0.14%)

  Portfolio turnover rate       62.84%    38.32%      54.58%    82.57%      82.93%**     124.79%

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO Equity Fund
(For a No-Load Class Share Outstanding Throughout the Period)


                                                                                 Three-Month  For the Year
                                                                                 Period Ended    Ended
                                          For the Year Ended December 31         December 31  September 30

                                        2000       1999       1998       1997       1996         1996

  Net asset value at
  beginning of period                  $24.02      $23.25     $19.54     $16.60     $15.85       $15.31

  Income (loss) from investment
  operations
   Net investment income                 0.13        0.18       0.21       0.23       0.06         0.28
   Net realized and unrealized
   gain (loss) on investments           (2.76)       2.00       4.64       3.78       1.33         2.42

----------------------------------------------------------------------------------------------------------

   Total from investment
   operations                           (2.63)       2.18       4.85       4.01       1.39         2.70

  Less distributions
   Dividends from net investment
   income                               (0.13)      (0.18)     (0.21)     (0.23)     (0.06)       (0.28)
   Distributions from realized
   gains                                (0.61)      (1.23)     (0.93)     (0.84)     (0.58)       (1.88)

----------------------------------------------------------------------------------------------------------

   Total distributions                  (0.74)      (1.41)     (1.14)     (1.07)     (0.64)       (2.16)

----------------------------------------------------------------------------------------------------------

  Net asset value at end of period     $20.65      $24.02     $23.25     $19.54     $16.60       $15.85

----------------------------------------------------------------------------------------------------------

  Total return                         (10.97%)      9.37%     24.93%     24.21%      8.79%*      18.04%

  Net assets at end of period
  (000's)                           $1,419,589  $2,147,299 $2,024,877 $1,490,198   $849,831     $725,780

  Ratio of expenses to
  average net assets                     0.89%       0.83%      0.74%      0.73%      0.78%**      0.79%

  Ratio of net investment income
  to average net assets                  0.57%       0.73%      0.99%      1.24%      1.48%**      1.74%

  Portfolio turnover rate               35.25%      33.66%     32.94%     34.26%     59.34%**     74.07%

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO Dividend Income Fund
(For a No-Load Class Share Outstanding Throughout the Period)


                                                                Three-Month  For the Year
                                                                Period Ended    Ended
                             For the Year Ended December 31     December 31  September 30

                            2000      1999     1998     1997       1996         1996

  Net asset value at
  beginning of period       $22.39    $23.47   $23.89   $21.13     $20.03       $19.11

  Income (loss) from
  investment operations
   Net investment income      0.38      0.50     0.64     0.65       0.15         0.73
   Net realized and
   unrealized gain (loss)
   on investments            (1.81)    (0.25)    0.86     4.87       1.63         2.84

-----------------------------------------------------------------------------------------

   Total from investment
   operations                (1.43)     0.25     1.50     5.52       1.78         3.57

  Less distributions
   Dividends from net
   investment income         (0.38)    (0.50)   (0.64)   (0.65)     (0.15)       (0.73)
   Distributions from
   realized gains               --     (0.83)   (1.28)   (2.11)     (0.53)       (1.92)

-----------------------------------------------------------------------------------------

   Total distributions       (0.38)    (1.33)   (1.92)   (2.76)     (0.68)       (2.65)

-----------------------------------------------------------------------------------------

  Net asset value at end
  of period                 $20.58    $22.39   $23.47   $23.89     $21.13       $20.03

-----------------------------------------------------------------------------------------

  Total return               (6.36%)    1.17%    6.31%   26.43%      8.89%*      18.98%

  Net assets at end of
  period (000's)           $217,053  $303,537 $399,279 $401,985   $289,968     $260,023

  Ratio of expenses to
  average net assets          1.07%     0.99%    0.82%    0.85%      0.89%**      0.86%

  Ratio of net investment
  income to average net
  assets                      1.80%     2.18%    2.54%    2.81%      2.89%**      3.56%

  Portfolio turnover rate    45.01%    42.25%   46.14%   52.14%     37.84%**     50.11%

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO Northwest Fund
(For a No-Load Class Share Outstanding Throughout the Period)


                                                                 Three-Month   For the Year
                                                                 Period Ended     Ended
                             For the Year Ended December 31      December 31   September 30

                             2000      1999     1998     1997       1996          1996

  Net asset value at
  beginning of period        $25.33   $17.73   $17.31   $14.07     $13.78        $14.41

  Income (loss) from
  investment operations
   Net investment income
   (loss)                     (0.11)   (0.10)   (0.09)   (0.03)     (0.01)         0.02
   Net realized and
   unrealized gain (loss)
   on investments             (3.97)    9.71     0.70     4.41       0.30          1.32

-------------------------------------------------------------------------------------------

   Total from investment
   operations                 (4.08)    9.61     0.61     4.38       0.29          1.34

  Less distributions

   Dividends from net
   investment income             --       --       --       --         --         (0.02)
   Distributions from
   realized gains                --    (2.01)   (0.19)   (1.14)        --         (1.95)

-------------------------------------------------------------------------------------------

   Total distributions           --    (2.01)   (0.19)   (1.14)        --         (1.97)

-------------------------------------------------------------------------------------------

  Net asset value at end
  of period                  $21.25   $25.33   $17.73   $17.31     $14.07        $13.78

-------------------------------------------------------------------------------------------

  Total return               (16.11%)  54.25%    3.50%   31.12%      2.10%*        9.61%

  Net assets at end of
  period
  (000's)                   $108,113  $97,534  $63,594  $64,635    $43,345       $43,128

  Ratio of gross expenses
  to average net assets        1.11%    1.17%    1.12%    1.09%      1.25%**       1.07%

  Ratio of net expenses to
  average net assets           1.10%    1.10%    1.12%    1.09%      1.25%**       1.07%

  Ratio of net investment
  income (loss) to average
  net assets                  (0.45%)  (0.54%)  (0.49%)  (0.19%)    (0.31%)**      0.11%

  Portfolio turnover rate     35.65%   48.52%   50.40%   55.42%     67.32%**      35.69%

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO International Stock Fund
(For a No-Load Class Share Outstanding Throughout the Period)

                                                                           January 31, 1996
                                                             Three-Month   (Commencement of
                                                             Period Ended   Operations) to
                            For the Year Ended December 31   December 31     September 30

                             2000     1999    1998    1997      1996            1996

  Net asset value at
  beginning of period       $16.95   $13.14  $11.50  $11.29    $10.39          $10.00

  Income (loss) from
  investment operations
   Net investment income      0.08     0.03    0.01    0.24        --            0.06
   Net realized and
   unrealized gain (loss)
   on investments and
   foreign currency
   transactions              (1.94)    3.78    1.63    0.28      0.96            0.39

-------------------------------------------------------------------------------------------

   Total from investment
   operations                (1.86)    3.81    1.64    0.52      0.96            0.45

  Less distributions
   Dividends from net
   investment income         (0.08)      --      --   (0.29)    (0.06)          (0.06)
   Distributions from
   realized gains            (0.77)      --      --   (0.02)       --              --

-------------------------------------------------------------------------------------------

   Total distributions       (0.85)      --      --   (0.31)    (0.06)          (0.06)

-------------------------------------------------------------------------------------------

  Net asset value at end
  of period                 $14.24   $16.95  $13.14  $11.50    $11.29          $10.39

-------------------------------------------------------------------------------------------

  Total return              (10.95%)  29.00%  14.26%   4.55%     9.27%*          4.54%*

  Net assets at end of
  period (000's)            $33,019  $36,967 $22,111 $14,754   $11,157          $8,323

  Ratio of gross expenses
  to average net assets       1.79%    1.72%   1.79%   1.89%     1.68%**         2.36%**

  Ratio of net expenses to
  average net assets          1.40%    1.69%   1.62%   1.63%     1.37%**         2.36%**

  Ratio of net investment
  income (loss) to average
  net assets                  0.23%    0.21%   0.14%   0.58%    (0.19%)**       (0.93%)**

  Portfolio turnover rate    32.77%   23.56%  25.62%  22.13%    18.51%**        15.73%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

SAFECO Balanced Fund
(For a No-Load Class Share Outstanding Throughout the Period)


                                                                         January 31, 1996
                                                            Three-Month    (Commencement
                                                            Period Ended of Operations) to
                            For the Year Ended December 31  December 31    September 30

                             2000    1999    1998    1997      1996            1996

  Net asset value at
  beginning of period       $11.81  $12.22  $11.61  $10.70    $10.38          $10.00

  Income (loss) from
  investment operations
   Net investment income      0.34    0.31    0.32    0.32      0.08            0.21
   Net realized and
   unrealized gain (loss)
   on investments             0.25   (0.18)   1.12    1.45      0.45            0.39

------------------------------------------------------------------------------------------

   Total from investment
   operations                 0.59    0.13    1.44    1.77      0.53            0.60

  Less distributions
   Dividends from net
   investment income         (0.34)  (0.31)  (0.32)  (0.32)    (0.08)          (0.21)
   Distributions from
   realized gains               --   (0.23)  (0.51)  (0.54)    (0.13)          (0.01)

------------------------------------------------------------------------------------------

   Total distributions       (0.34)  (0.54)  (0.83)  (0.86)    (0.21)          (0.22)

------------------------------------------------------------------------------------------

  Net asset value at end
  of period                 $12.06  $11.81  $12.22  $11.61    $10.70          $10.38

------------------------------------------------------------------------------------------

  Total return                5.09%   1.05%  12.56%  16.64%     5.11%*          5.99%*

  Net assets at end of
  period (000's)            $14,816 $18,008 $19,137 $13,667    $8,262          $7,632

  Ratio of gross expenses
  to average net assets       1.43%   1.33%   1.17%   1.23%     1.52%**         1.32%**

  Ratio of net expenses to
  average net assets          1.10%   1.14%   1.17%   1.23%     1.16%**         1.32%**

  Ratio of net investment
  income to average net
  assets                      2.83%   2.51%   2.74%   2.85%     3.19%**         3.21%**

  Portfolio turnover rate    63.34%  94.73%  74.76% 101.22%    36.10%**       143.87%**

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO Small Company Value Fund
(For a No-Load Class Share Outstanding Throughout the Period)


                                                                              January 31, 1996
                                                                Three-Month   (Commencement of
                                                                Period Ended   Operations) to
                            For the Year Ended December 31      December 31     September 30

                             2000     1999     1998     1997       1996            1996

  Net asset value at
  beginning of period       $12.73   $11.16   $14.23   $11.81     $11.51          $10.00

  Income (loss) from
  investment operations
   Net investment loss       (0.02)   (0.06)   (0.06)   (0.04)     (0.01)          (0.01)
   Net realized and
   unrealized gain (loss)
   on investments            (0.94)    1.63    (3.01)    2.80       0.31            2.19

----------------------------------------------------------------------------------------------

   Total from investment
   operations                (0.96)    1.57    (3.07)    2.76       0.30            2.18

  Less distributions
   Distributions from
   realized gains               --       --       --    (0.34)        --           (0.67)

----------------------------------------------------------------------------------------------

  Net asset value at end
  of period                 $11.77   $12.73   $11.16   $14.23     $11.81          $11.51

----------------------------------------------------------------------------------------------

  Total return               (7.54%)  14.07%  (21.57%)  23.38%      2.61%*         21.83%*

  Net assets at end of
  period (000's)            $22,477  $28,319  $35,162  $22,658    $13,169         $12,552

  Ratio of gross expenses
  to average net assets       1.41%    1.44%    1.28%    1.33%      1.58%**         1.49%**

  Ratio of net expenses to
  average net assets          1.15%    1.20%    1.28%    1.33%      1.35%**         1.49%**

  Ratio of net investment
  loss to average net
  assets                     (0.13%)  (0.49%)  (0.49%)  (0.41%)    (0.44%)**       (0.24%)**

  Portfolio turnover rate   106.54%  116.58%   90.23%   60.81%     73.47%**        91.03%**

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO U.S. Value Fund
(For a No-Load Class Share Outstanding Throughout the Period)

                                                                   April 30,
                                                                     1997
                                                                 (Commencement
                                                                      of
                                                                  Operations)
                                           For the Year Ended     to December
                                               December 31            31

                                          2000    1999    1998       1997

  Net asset value at
  beginning of period                    $11.95  $11.95  $11.19     $10.00

  Income from investment operations
   Net investment income                   0.13    0.11    0.12       0.09
   Net realized and unrealized gain on
   investments                             0.01    0.50    1.28       1.66

------------------------------------------------------------------------------

   Total from investment operations        0.14    0.61    1.40       1.75

  Less distributions
   Dividends from net investment income   (0.13)  (0.11)  (0.12)     (0.09)
   Distributions from realized gains         --   (0.50)  (0.52)     (0.47)

------------------------------------------------------------------------------

   Total distributions                    (0.13)  (0.61)  (0.64)     (0.56)

------------------------------------------------------------------------------

  Net asset value at end of period       $11.96  $11.95  $11.95     $11.19

------------------------------------------------------------------------------

  Total return                             1.18%   5.15%  12.61%     17.50%*

  Net assets at end of period (000's)     $8,541  $9,905 $10,014     $9,063

  Ratio of gross expenses to
  average net assets                       1.64%   1.52%   1.19%      1.19%**

  Ratio of net expenses to
  average net assets                       1.10%   1.17%   1.19%      1.19%**

  Ratio of net investment income to
  average net assets                       1.08%   0.93%   1.06%      1.26%**

  Portfolio turnover rate                 44.99%  52.15%  55.15%     36.37%**

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO High-Yield Bond Fund
(For a No-Load Class Share Outstanding Throughout the Period)

                                                                   Three-Month      For the
                               For the Year Ended December         Period Ended    Year Ended
                                          31                       December 31    September 30

                              2000      1999     1998     1997         1996           1996

  Net asset value at
  beginning of period         $8.38     $8.78    $9.13    $8.82       $8.79          $8.68

  Income from investment
  operations
   Net investment income       0.69      0.71     0.74     0.77        0.19           0.78
   Net realized and
   unrealized gain (loss)
   on investments             (1.12)    (0.40)   (0.35)    0.31        0.03           0.11

----------------------------------------------------------------------------------------------

   Total from investment
   operations                 (0.43)     0.31     0.39     1.08        0.22           0.89

  Less distributions
   Dividends from net
   investment income          (0.69)    (0.71)   (0.74)   (0.77)      (0.19)         (0.78)

----------------------------------------------------------------------------------------------

  Net asset value at end
  of period                   $7.26     $8.38    $8.78    $9.13       $8.82          $8.79

----------------------------------------------------------------------------------------------

  Total return                (5.52%)    3.74%    4.45%   12.79%       2.50%*        10.79%

  Net assets at end of
  period
  (000's)                   $54,540   $73,004  $79,696  $71,058     $50,298        $47,880

  Ratio of gross expenses
  to average net assets        1.13%     0.99%    0.92%    0.91%       0.90%**        0.94%

  Ratio of net expenses to
  average net assets           1.05%     0.95%    0.92%    0.91%       0.90%**        0.94%

  Ratio of net investment
  income to average net
  assets                       8.63%     8.31%    8.26%    8.58%       8.56%**        8.99%

  Portfolio turnover rate     45.10%    70.65%   64.22%   85.06%      35.01%**       92.65%

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO Intermediate-Term U.S. Treasury Fund
(For a No-Load Class Share Outstanding Throughout the Period)


                                                             Three-Month    For the
                                                             Period Ended  Year Ended
                            For the Year Ended December 31   December 31  September 30

                             2000    1999     1998    1997      1996         1996

  Net asset value at
  beginning of period        $9.99  $10.74   $10.34  $10.11    $10.10       $10.24

  Income from investment
  operations
   Net investment income      0.55    0.54     0.57    0.58      0.16         0.54
   Net realized and
   unrealized
   gain (loss) on
   investments                0.49   (0.75)    0.40    0.23      0.01        (0.14)

--------------------------------------------------------------------------------------

   Total from investment
   operations                 1.04   (0.21)    0.97    0.81      0.17         0.40

  Less distributions
   Dividends from net
   investment income         (0.55)  (0.54)   (0.57)  (0.58)    (0.16)       (0.54)

--------------------------------------------------------------------------------------

  Net asset value at end
  of period                 $10.48   $9.99   $10.74  $10.34    $10.11       $10.10

--------------------------------------------------------------------------------------

  Total return               10.74%  (1.98%)   9.61%   8.29%     1.68%*       4.00%

  Net assets at end of
  period (000's)            $18,968 $19,092  $24,061 $15,698   $14,679      $14,668

  Ratio of gross expenses
  to average net assets       1.22%   1.10%    0.90%   0.92%     1.07%**      1.01%

  Ratio of net expenses to
  average net assets          0.95%   0.93%    0.90%   0.92%     0.85%**      1.01%

  Ratio of net investment
  income to average net
  assets                      5.41%   5.22%    5.38%   5.74%     6.30%**      5.30%

  Portfolio turnover rate   198.82%  13.93%    2.83%  82.36%   125.42%**    294.25%

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO GNMA Fund
(For a No-Load Class Share Outstanding Throughout the Period)

                                                            Three-Month  For the Year
                                                            Period Ended     Ended
                            For the Year Ended December 31  December 31  September 30

                             2000    1999    1998    1997      1996         1996

  Net asset value at
  beginning of period        $9.10   $9.64   $9.57   $9.36     $9.26        $9.45

  Income from investment
  operations
   Net investment income      0.59    0.55    0.57    0.60      0.15         0.60
   Net realized and
   unrealized gain (loss)
   on investments             0.25   (0.54)   0.07    0.21      0.10        (0.19)

-------------------------------------------------------------------------------------

   Total from investment
   operations                 0.84    0.01    0.64    0.81      0.25         0.41

  Less distributions
   Dividends from net
   investment
   income                    (0.59)  (0.55)  (0.57)  (0.60)    (0.15)       (0.60)

-------------------------------------------------------------------------------------

  Net asset value at end
  of period                  $9.35   $9.10   $9.64   $9.57     $9.36        $9.26

-------------------------------------------------------------------------------------

  Total return                9.50%   0.16%   6.84%   8.97%     2.71%*       4.48%

  Net assets at end of
  period
  (000's)                   $37,564 $39,449 $42,145 $38,172   $39,543      $39,703

  Ratio of gross expenses
  to average net assets       1.05%   0.98%   0.94%   0.93%     1.01%**      1.03%

  Ratio of net expenses to
  average net assets          0.95%   0.94%   0.94%   0.93%     1.01%**      1.03%

  Ratio of net investment
  income to average net
  assets                      6.43%   5.92%   5.90%   6.40%     6.43%**      6.42%

  Portfolio turnover rate   159.53% 132.51% 104.63%  82.70%    51.06%**     47.45%

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO Managed Bond Fund
(For a No-Load Class Share Outstanding Throughout the Period)


                                             For the Year Ended December 31

                                          2000    1999     1998    1997    1996

  Net asset value at
  beginning of period                     $7.90   $8.64    $8.60   $8.35   $8.77

  Income from investment operations
   Net investment income                   0.48    0.41     0.42    0.42    0.41
   Net realized and unrealized gain
   (loss) on investments                   0.40   (0.74)    0.29    0.25   (0.42)

---------------------------------------------------------------------------------

   Total from investment operations        0.88   (0.33)    0.71    0.67   (0.01)

  Less distributions
   Dividends from net investment income   (0.48)  (0.41)   (0.42)  (0.42)  (0.41)
   Distributions from realized gains         --      --    (0.25)     --      --

---------------------------------------------------------------------------------

   Total distributions                    (0.48)  (0.41)   (0.67)  (0.42)  (0.41)

---------------------------------------------------------------------------------

  Net asset value at end of period        $8.30   $7.90    $8.64   $8.60   $8.35

---------------------------------------------------------------------------------

  Total return                            11.57%  (3.82%)   8.43%   8.23%   0.02%

  Net assets at end of period
  (000's)                                 $5,956  $6,781   $6,757  $4,627  $4,215

  Ratio of gross expenses to
  average net assets                       1.63%   1.41%    1.16%   1.15%   1.27%

  Ratio of net expenses to
  average net assets                       0.90%   0.94%    1.16%   1.15%   1.27%

  Ratio of net investment income to
  average net assets                       6.01%   5.10%    4.79%   4.98%   4.86%

  Portfolio turnover rate                101.84% 146.87%  132.76% 176.50% 136.29%

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO California Tax-Free Income Fund
(For a No-Load Class Share Outstanding Throughout the Period)

                                                                    Nine-Month
                                                                   Period Ended
                                 For the Year Ended December 31    December 31

                                 2000     1999     1998     1997      1996

  Net asset value at
  beginning of period            $11.04  $12.74    $12.93  $12.22    $11.86

  Income from investment
  operations
   Net investment income           0.56    0.56      0.60    0.60      0.47
   Net realized and unrealized
   gain (loss) on investments      1.45   (1.70)     0.18    0.76      0.39

-------------------------------------------------------------------------------

   Total from investment
   operations                      2.01   (1.14)     0.78    1.36      0.86

  Less distributions
   Dividends from net
   investment income              (0.56)  (0.56)    (0.60)  (0.60)    (0.47)
   Distributions from realized
   gains                             --      --     (0.37)  (0.05)    (0.03)

-------------------------------------------------------------------------------

   Total distributions            (0.56)  (0.56)    (0.97)  (0.65)    (0.50)

-------------------------------------------------------------------------------

  Net asset value at end of
  period                         $12.49  $11.04    $12.74  $12.93    $12.22

-------------------------------------------------------------------------------

  Total return                    18.79%  (9.18%)    6.19%  11.55%     7.42%*

  Net assets at end of period
  (000's)                       $104,988 $85,782  $112,457 $88,379   $72,084

  Ratio of expenses to
  average net assets               0.74%   0.74%     0.68%   0.68%     0.69%**

  Ratio of net investment
  income to average net assets     4.85%   4.66%     4.60%   4.88%     5.21%**

  Portfolio turnover rate         25.84%  24.66%    38.78%   9.83%    10.52%**

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO Municipal Bond Fund
(For a No-Load Class Share Outstanding Throughout the Period)

                                                                             Nine-Month
                                                                            Period Ended
                                         For the Year Ended December 31     December 31

                                        2000     1999      1998     1997       1996

  Net asset value at
  beginning of period                   $12.89   $14.45    $14.52   $13.98     $13.69

  Income from investment operations
   Net investment income                  0.70     0.69      0.73     0.75       0.57
   Net realized and unrealized gain
   (loss) on investments                  1.07    (1.56)     0.17     0.70       0.29

----------------------------------------------------------------------------------------

   Total from investment operations       1.77    (0.87)     0.90     1.45       0.86

  Less distributions
   Dividends from net investment
   income                                (0.70)   (0.69)    (0.73)   (0.75)     (0.57)
   Distributions from realized gains        --       --     (0.24)   (0.16)        --

----------------------------------------------------------------------------------------

   Total distributions                   (0.70)   (0.69)    (0.97)   (0.91)     (0.57)

----------------------------------------------------------------------------------------

  Net asset value at end of period      $13.96   $12.89    $14.45   $14.52     $13.98

----------------------------------------------------------------------------------------

  Total return                           14.17%   (6.18%)    6.35%   10.68%      6.42%*

  Net assets at end of period
  (000's)                              $499,831 $470,267  $539,860 $502,946   $480,970

  Ratio of expenses to
  average net assets                      0.62%    0.60%     0.51%    0.51%      0.53%**

  Ratio of net investment income to
  average net assets                      5.27%    5.04%     5.01%    5.31%      5.53%**

  Portfolio turnover rate                32.18%   16.84%    20.80%   13.52%      6.66%**

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO Intermediate-Term Municipal Bond Fund
(For a No-Load Class Share Outstanding Throughout the Period)


                                                                         Nine-Month
                                                                        Period Ended
                                       For the Year Ended December 31   December 31

                                        2000    1999     1998    1997      1996

  Net asset value at
  beginning of period                  $10.46  $11.02   $10.92  $10.61    $10.49

  Income from investment operations
   Net investment income                 0.45    0.45     0.47    0.47      0.35
   Net realized and unrealized gain
   (loss) on investments                 0.31   (0.54)    0.10    0.31      0.12

------------------------------------------------------------------------------------

   Total from investment operations      0.76   (0.09)    0.57    0.78      0.47

  Less distributions
   Dividends from net investment
   income                               (0.45)  (0.45)   (0.47)  (0.47)    (0.35)
   Distributions from realized gains    (0.01)  (0.02)      --      --        --

------------------------------------------------------------------------------------

   Total distributions                  (0.46)  (0.47)   (0.47)  (0.47)    (0.35)

------------------------------------------------------------------------------------

  Net asset value at end of period     $10.76  $10.46   $11.02  $10.92    $10.61

------------------------------------------------------------------------------------

  Total return                           7.44%  (0.84%)   5.33%   7.50%     4.53%*

  Net assets at end of period
  (000's)                              $13,896 $14,607  $15,487 $13,780   $14,172

  Ratio of gross expenses to
  average net assets                     0.97%   0.92%    0.83%   0.83%     0.89%**

  Ratio of net expenses to
  average net assets                     0.90%   0.86%    0.83%   0.83%     0.89%**

  Ratio of net investment income to
  average net assets                     4.27%   4.18%    4.25%   4.37%     4.40%**

  Portfolio turnover rate               15.84%  10.51%    4.29%  10.52%    12.81%**

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

SAFECO Money Market Fund
(For a No-Load Class Share Outstanding Throughout the Period)

                                                                 Nine-Month  For the Year
                                                                Period Ended    Ended
                              For the Year Ended December 31    December 31    March 31

                              2000     1999     1998     1997       1996         1996

  Net asset value at
  beginning of period         $1.00    $1.00    $1.00    $1.00      $1.00        $1.00

  Income from investment
  operations
   Net investment income       0.06     0.05     0.05     0.05       0.03         0.05

-----------------------------------------------------------------------------------------

  Less distributions
   Dividends from net
   investment income          (0.06)   (0.05)   (0.05)   (0.05)     (0.03)       (0.05)

-----------------------------------------------------------------------------------------

  Net asset value at end
  of period                   $1.00    $1.00    $1.00    $1.00      $1.00        $1.00

-----------------------------------------------------------------------------------------

  Total return                 5.90%    4.65%    5.08%    4.93%      3.54%*       5.15%

  Net assets at end of
  period (000's)            $242,195 $240,459 $227,329 $176,623   $161,356     $165,122

  Ratio of gross expenses
  to average net assets        0.97%    0.95%    0.79%    0.78%      0.81%**      0.78%

  Ratio of net expenses to
  average net assets           0.80%    0.81%    0.79%    0.78%      0.81%**      0.78%

  Ratio of net investment
  income to average net
  assets                       5.72%    4.55%    4.97%    4.82%      4.66%**      5.04%

--------------------------------------------------------------------------------

*  Not annualized.
** Annualized.

SAFECO Tax-Free Money Market Fund
(For a No-Load Class Share Outstanding Throughout the Period)


                                                                  Nine-Month  For the Year
                                                                 Period Ended    Ended
                                For the Year Ended December 31   December 31    March 31

                                 2000    1999     1998    1997      1996         1996

  Net asset value at
  beginning of period            $1.00   $1.00    $1.00   $1.00     $1.00        $1.00

  Income from investment
  operations
   Net investment income          0.03    0.03     0.03    0.03      0.02         0.03

  Less distributions
   Dividends from net
   investment income             (0.03)  (0.03)   (0.03)  (0.03)    (0.02)       (0.03)

------------------------------------------------------------------------------------------

  Net asset value at end of
  period                         $1.00   $1.00    $1.00   $1.00     $1.00        $1.00

------------------------------------------------------------------------------------------

  Total return                    3.52%   2.77%    3.07%   3.12%     2.29%*       3.44%

  Net assets at end of period
  (000's)                       $73,934 $77,323  $77,457 $75,437   $73,164      $79,702

  Ratio of expenses to
  average net assets              0.73%   0.66%+   0.63%   0.63%     0.65%**      0.65%

  Ratio of net investment
  income to average net assets    3.46%   2.72%    3.04%   3.11%     3.03%**      3.40%

--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.70% for the year ended December 31, 1999.

Fund Distributions and Tax Considerations

The following information is provided to help you understand the dividends and capital gains you can earn from owning Fund shares as well as some of the federal taxes you may have to pay. This information is not complete and is not intended as tax advice. Distributions may be subject to state and local taxes, even if they are not subject to federal income taxes. Generally no attempt is made to discuss state or local tax laws or tax laws applicable to corporate shareholders or to shareholders that receive special tax treatment such as retirement plan participants and certain trusts. You should consult a competent tax adviser about your individual circumstances.

Distributions from a Fund

Dividends are distributions of a Fund's investment income, less expenses, and include dividends earned on stocks and interest income earned on bonds. Capital gain distributions represent net profits that a Fund makes on portfolio securities that are sold for more than they originally cost. SAFECO's Equity, Dividend Income, Balanced and U.S. Value Funds intend to declare and pay dividends, if any, during the last month of each calendar quarter.

SAFECO's Growth Opportunities, Northwest, International Stock and Small Company Value Funds intend to declare and pay dividends, if any, annually in December. SAFECO's Intermediate-Term U.S. Treasury, GNMA, High-Yield Bond, Managed Bond, California Tax-Free Income, Municipal Bond, Intermediate-Term Municipal Bond, Money Market and Tax-Free Money Market Funds intend to declare dividends, if any, each business day and pay them monthly. All Funds (except SAFECO's Money Market Funds) pay capital gain distributions and special dividends, if any, in December. Additionally, capital gains distributions may be made in March, subject to a favorable IRS Ruling. For the Bond and Money Market Funds, your shares become entitled to dividends on the next business day after you purchase them. If you redeem all your shares in any of SAFECO's Bond Funds or Money Market Funds at any time during a month, you will receive all declared dividends through the date of redemption, together with the redemption proceeds.

Dividends and other distributions paid by a Fund on the No-Load Class and each other class of its shares are calculated at the same time in the same manner.

REINVESTING DISTRIBUTIONS

We automatically reinvest your dividends and capital gain distributions in additional shares of the distributing Fund, unless you tell us in writing that you wish to receive them in cash. Retirement accounts must reinvest all dividends and other distributions unless the account owner is over age 59 1/2. The price of reinvested shares is the shares' market value on the date the distribution is made.

Tax Considerations

Depending on which Fund you invest in, your dividends may be taxable or wholly or partly tax free; other distributions will be fully taxable, regardless of the Fund that makes them. If distributions are taxable, they are generally included in your taxable income for the year distributed, whether you reinvest them in additional shares of the distributing Fund or receive them in cash. Certain distributions made in January are taxable as if received in the prior December. You cannot control the timing of capital gains distributed by a Fund since it is the advisor who decides when to sell Fund holdings. When you sell (redeem) your shares of a Fund, or exchange Fund shares for shares of another Fund you may also realize a capital gain or loss.

Taxable dividends and net short-term capital gains are generally taxed as ordinary income. Distributions of the Funds' net profits from the sale of securities are generally taxed as long-term capital gains. Long-term capital gains treatment depends on how long a Fund held the securities that generated the gain, not on how long you have been invested in the Fund.

If you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the share price back as a taxable distribution, even though the distribution represents a partial return of your capital.

If the SAFECO International Stock Fund pays nonrefundable taxes to foreign governments, those taxes will reduce the Fund's dividends, but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of those taxes.

Selling or exchanging Fund shares that are worth more than you paid for them may give you capital gains that are taxed as long-term or short-term capital gains depending on how long you held your shares in the Fund. For individuals in general, the maximum federal income tax on short-term capital

SAFECO MUTUAL FUNDS                                               1-800-624-5711

gains (gains on shares held for one year or less), is 39.6%. The maximum federal tax rate on long-term capital gains is currently 20%. The maximum rate of federal tax on qualified five-year capital gains (capital gains on shares acquired after December 31, 2000 and held more than five years) is currently 18%. Consult your tax adviser for current capital gains tax rates.

If you sell Fund shares at a loss, that loss may not be deductible if you purchase shares of the same Fund, regardless of class, within 30 days before or after the redemption. The amount of the non-deductible loss may increase the basis of the newly purchased shares.

We will notify you annually of the amount and nature of Fund distributions. You or your tax advisor should keep track of your purchases, sales and exchanges of shares and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

For regular, non-qualified accounts, we generally do not withhold taxes when you receive Fund distributions or redeem shares if you have certified that the tax identification number you gave us is correct and that you are otherwise not subject to federal backup withholding.

SPECIAL CONSIDERATIONS

U.S. Treasury securities. States generally treat distributions of interest on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income. However, this treatment may depend on a Fund's owning a certain minimum percentage of these securities. The Intermediate-Term U.S. Treasury Fund will invest primarily in these securities, while the GNMA Fund may occasionally invest a portion of its portfolio in these securities.

Tax-Exempt Bond Funds and the Tax-Free Money Market Fund. Each of these Funds pay dividends that are exempt from federal income tax. However, certain Fund distributions may be taxable, including any portion of dividends representing net capital gains and income derived from certain bonds purchased below their issue price (at a discount). The tax-exempt Bond Funds typically purchase discount bonds as part of a call protection strategy.

If you buy shares of a tax-exempt Fund and sell them at a loss within six months, you may deduct only the amount of the loss that exceeds the amount of dividends from tax-exempt interest that you received during that period.

If you receive Social Security or railroad retirement benefits, you may need to include tax-free Fund distributions as part of your income when determining any federal income tax that may be due on those benefits.

California Tax-Free Income Fund. The California Tax-Free Income Fund pays dividends that are exempt from California state personal income taxes. Certain situations, in addition to those above, may result in taxable income, however. For example, the sale or exchange of Fund shares may result in capital gain or loss for California income tax purposes. The tax exemption for interest income from California municipal bonds does not apply to most corporate shareholders.

Retirement Plans and Accounts

SAFECO Mutual Funds (other than the tax-exempt Funds) may be used as investment vehicles for a variety of retirement plans and accounts for individuals, businesses, and nonprofit organizations that provide tax-favored saving for education or retirement. It is important that you read plan and/or retirement account documents carefully and consult your personal tax advisor before contributing money.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

Currently, individuals can generally contribute up to $2,000 to an IRA for each year. An annual custodial fee of $5 per Fund, up to a maximum of $10, may be charged for any part of a calendar year in which you have an IRA investment in a Fund. The custodial fee is waived for retirement accounts with balances over $10,000 and for Education IRAs.

 .Traditional IRA

Depending on your earned income and other considerations, your contribution to a traditional IRA may be partially or fully tax deductible. You pay no tax on your IRA earnings until withdrawal.

 .Roth IRA

Although contributions to a Roth IRA are not tax deductible, earnings on your Roth IRA are tax free at withdrawal, if you meet certain requirements. In addition, your ability to make a full contribution to a Roth IRA is based on your income level and filing status.

 .Education IRA

An Education IRA is a vehicle for saving for a child's higher education. No more than $500 can be contributed for any year to an Education IRA for the same beneficiary. Contributions to an Education IRA are not tax deductible, but earnings on the Education IRA are generally tax free and withdrawals are not taxable if used to pay qualified education expenses. There are regulations on who can contribute to an Education IRA. See your tax advisor for further details.

SIMPLIFIED EMPLOYEE PENSION IRAs (SEP-IRAs)

SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Annual contributions up to the lesser of $25,500 (for the year 2001) or 15% of compensation may be made to SEP-IRAs; the annual contribution limit is subject to change. SEP-IRAs have the same investment minimums and custodial fees as traditional IRAs.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES IRAs (SIMPLE IRAs)

SIMPLE IRAs are easily administered retirement plans for small businesses and self-employed individuals. Contribution methods for a SIMPLE plan include employee deferrals, employer matching contributions, and employer non-elective contributions. For 2001, employees may generally defer up to $6,500. Minimum investment amounts are negotiable.

403(b)(7) PLANS

403(b)(7) plans are retirement plans for certain tax-exempt organizations and school systems to which both employers and employees may contribute. Minimum investment amounts are negotiable.

401(k) PLANS

401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

Profit Sharing and Money Purchase Pension Plans allow corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan to maximize contributions. Minimum investment amounts are negotiable. For information about the above accounts and plans, please call us at 1-800-624-5711.

YOUR INVESTMENT
How We Calculate the Value of Your Shares and
Value Fund Assets

SAFECO MUTUAL FUNDS                                          www.safecofunds.com


The net asset value of a Fund share ("NAV") is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is calculated by adding up the value of all the Fund's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Fund's shareholders.

NAV is not determined on days that the NYSE is closed, such as weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

We obtain market value information for each Fund's investments from a pricing service. Values for exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for non-exchange traded securities are based on similar securities and quotations from dealers. Investments for which a market price cannot be established are priced using a method the Funds' Boards of Trustees believe reflects fair value.

Like most money market funds, each Money Market Fund values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps each Money Market Fund maintain a stable $1.00 share price.

You may purchase or redeem shares through various third-party intermediaries, including banks, brokers and investment advisors. Where authorized by the Fund or its transfer agent, those orders will be priced at the NAV next computed after receipt by the intermediary. If you buy or redeem Fund shares through an intermediary, consult that firm to determine whether your purchase or redemption order will be priced upon its receipt of the order or at the time the order is received by the Fund. The intermediary may charge a fee for its services.

To the extent that a Fund owns securities that trade in other markets on days when the NYSE is closed, the value of a Fund's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

Opening Your Account and Transacting Business

OPENING AN ACCOUNT

To open an account, complete an account application and mail it to SAFECO Mutual Funds with a check made payable to SAFECO Mutual Funds for your initial investment. If you are investing for a retirement account, complete and sign a retirement account application (note: you may not invest in tax-exempt Funds for a retirement account).

To Transact Business

BY MAIL:

You can apply for a new account or request account transactions by writing to SAFECO Mutual Funds at the following address:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

For overnight/express delivery:

SAFECO Mutual Funds
10865 Willows Road NE
Redmond, Washington 98052

BY WIRE:
You can request that your bank transmit U.S. funds by wire to the Funds' custodian bank. In order to use this method, you must first call SAFECO at 1-800-624-5711 before the close of regular trading on the NYSE.

The wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Your bank should send wires to:

U.S. Bank of Washington, N.A., Seattle, WA
ABA #1250-0010-5
Account #153 5000 60709

Have your bank include with the wire, the account owner name and number of your SAFECO Mutual Funds account and the name of the SAFECO Fund in which you want to invest. Please note that your bank may charge a fee to wire funds. SAFECO is not responsible for delays caused by inadequate wire instructions.

When selling shares, you may request that redemption proceeds be wired to your pre-established bank account. SAFECO Mutual Funds charges a $20 fee to wire redemption proceeds (a higher charge applies to international wires), and some banks charge a fee to receive a wire.

IN PERSON:
Whether you are buying shares for the first time or buying additional shares, you may visit the SAFECO Investor Center at 4333 Brooklyn Avenue NE, Seattle, Washington 98105. A representative will help you open your account and complete the transaction.

BY TELEPHONE OR OVER THE INTERNET:
Certain account transactions such as the purchase of additional shares for existing accounts or the sale or exchange of shares can be done by telephone or over the Internet. The range of transactions allowed under this option may vary by type of account. If you do this, you must be willing to assume the risk of any loss so long as we follow reasonable security procedures. Although we record calls for your protection and employ measures to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. SAFECO Mutual Funds is not responsible for the negligence or wrongful acts of third parties.

For telephone transactions call 1-800-624-5711 to speak to a representative or use our Automated Services Line at 1-800-835-4391. Our Automated Services Line provides a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. For Internet transactions, visit the SAFECO Mutual Funds Web site at www.safecofunds.com.

If your securities dealer maintains an account for you and holds your Fund shares in its "street name," you must contact an investment professional at your securities dealer to place an order affecting your Fund shares.

If your bank allows transfers from your bank account to your SAFECO Mutual Fund account by telephone, you may purchase up to $50,000 in share value per day. Your bank may charge you a fee to transfer money electronically.

During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds by telephone or the Internet. We may suspend, limit, modify, or terminate telephone and Internet transaction privileges at any time without prior notice.

THROUGH A REGISTERED SECURITIES DEALER, REGISTERED INVESTMENT ADVISOR, BANK, OR OTHER FINANCIAL INSTITUTION:
SAFECO Mutual Funds has relationships with certain brokers and other third-party intermediaries who are authorized to accept, or designate intermediaries to accept purchase, redemption and exchange orders on the Funds' behalf. Contact your broker to determine

SAFECO MUTUAL FUNDS                                               1-800-624-5711

whether it has an established relationship with SAFECO Mutual Funds. There may be fees or restrictions that would not apply if you had purchased shares directly from SAFECO Mutual Funds.

The Funds' transfer agent may pay securities dealers and other financial intermediaries a servicing fee for providing certain administrative services to retirement plan and other institutional omnibus accounts, and the Funds' advisor may pay a portion of such fees from the advisor's own resources.

BUYING, SELLING AND EXCHANGING SHARES
The price of one share, whether you are purchasing, selling or exchanging shares is its "net asset value" (NAV) next determined after we receive your check, wire or telephone purchase instruction in good order. If we receive your investment after the NYSE has closed for the day, the price you will pay is the Fund's NAV as of the next business day.


Unless your financial advisor maintains your account and holds your Fund shares in its "street name" in an omnibus account with SAFECO Mutual Funds, we must have received a completed, signed account application and your investment funds before we can conduct any transaction (except when money is wired into an account).

We and our authorized intermediaries reserve the right not to accept customer orders that are incomplete or otherwise not in good order, and the intermediaries reserve the right to accept certain institutional customer orders conditioned on the understanding that the orders may later be rejected if they cannot be transmitted to us or processed in a timely manner. Minimum investment amounts vary by type of account and apply separately to each Fund. Exchanges of Fund shares must be at least $1,000 and must satisfy minimum investment amounts for new Funds. Current minimum amounts for the purchase of Fund shares are shown below:


  Minimum                                   Initial     Additional
  Investment         Initial    Additional Investment   Investment
  Amounts Per Fund   Amount      Amounts   with AIM*   through AIM*

  Regular Accounts   $2,500        $100      $1,000        $100
-------------------------------------------------------------------
  UGMA/UTMA
  Accounts           $1,000        $100      $1,000        $100
-------------------------------------------------------------------
  Traditional &
  Roth IRAs          $1,000        $100      $1,000         $50
-------------------------------------------------------------------
  Education IRAs       $500        $100         N/A**       N/A**
-------------------------------------------------------------------
  Small Business
  and 403(b)(7)
  Plans                 N/A***      N/A***      N/A***      N/A***

--------------------------------------------------------------------------------
  * Our Automatic Investment Method allows you to make regular monthly investments by authorizing SAFECO to withdraw a specific amount from your bank account and invest it in the Fund of your choice.
 ** AIM is not offered for Education IRAs.
*** If you are an employer that uses group billing, you may establish a self-administered Payroll Deduction Plan in any SAFECO Fund. Payroll deduction amounts are negotiable. For more information, call us at 1-800-624-5711.

We do not accept currency, credit card convenience checks or money orders, and can accept only checks and wires made payable to SAFECO Mutual Funds and drawn in U.S. dollars on a U.S. bank account. We reserve the right to refuse any check, including third party checks. You will be charged a $12 service fee for every check or electronic funds transfer returned unpaid.

Although we do not normally issue shares in certificate form, we will issue certificates for whole shares free of charge upon your request. If your shares are issued in certificate form, you must submit the certificates along with a letter of instruction with any sale or exchange request. This physical delivery requirement may delay your redemption or exchange of shares, because you will not be able to request a share redemption or exchange over the telephone or using our Internet service.

You may not be able to purchase, sell or exchange Fund shares or a Fund may delay paying you the proceeds from a sale of shares when the NYSE is closed or if trading is restricted or if an emergency exists. Also, if immediate payment could adversely affect a Fund, we may need to delay payment for up to seven days. Payment for shares you recently purchased by check or electronic transfer may be delayed until the check or electronic transfer clears, which may take up to 15 business days from the date of your investment.

In addition to a No-Load Class, some of the Funds offer Class A, Class B, and Class C shares, that are sold in a separate prospectus. Because the Funds' separate share classes have different fees and expenses, their net investment performances will vary.

Authorizing Signatures

On your account application, you will be asked to specify the number of signatures required to authorize account changes and transactions. Please note that allowing fewer than all account owners to authorize account changes and transactions has important implications. For example, one owner of a joint account could redeem shares without the co-owner's signature. If you select fewer than all account owner signatures, you can revoke this instruction by sending a written request to SAFECO Mutual Funds. Unless you indicate otherwise, we will require that all account owners sign any account change or transaction instructions.

We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process certain transactions and requests. A Medallion signature guarantee helps ensure that you have in fact authorized a transaction or change to your account. You can obtain a Medallion signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. We do not accept notarized signatures.

Buying Shares

You may purchase shares of a SAFECO Fund only if it is qualified for sale in the state where you live. If you do not designate the Fund(s) in which you want to invest, your money will be invested in the Money Market Fund. We reserve the right to refuse the purchase of shares.

Selling Shares

You can sell (redeem) your shares of the Funds at any time, subject to certain restrictions, in the same way that shares are purchased, including by mail, by telephone or the Internet, or through certain intermediaries. Telephone and Internet redemptions may not be available for retirement accounts.

SAFECO Mutual Funds may require all account holder signatures, updated account registration and bank account information. A Medallion signature guarantee is required if a redemption is over $100,000. We reserve the right to require a Medallion signature guarantee in other circumstances, without notice.

Generally, we will mail the redemption check on the next business day after selling your shares. There is a $25 charge to place a stop payment on a check. You may transfer money directly to your bank account if you choose this service on your initial application or if you send us a written request.

If you choose the Systematic Withdrawal Plan, a Fund will automatically sell shares in your account and send you a monthly withdrawal check or will transfer money electronically to your bank. Your bank may charge you for this service. The minimum withdrawal for this service is $50 per Fund. For more information call 1-800-624-5711.

If you change your address by telephone or over the Internet, you may not use the telephone or Internet option to redeem shares for a period of thirty days.

Redemption Drafts-Money Market Funds Only

If you are a shareholder in one of the SAFECO Money Market Funds, we will send you, upon request and free of charge, redemption drafts that allow you to withdraw funds from your account. You must have a minimum balance of $1,000 before ordering drafts. Redemption drafts are not available for IRAs.

Drafts may be made payable to anyone and must be:

1) $500 or more; and

2) signed by the authorized account holders.

We reserve the right to reject drafts on accounts that have uncollected funds. If you write a draft against insufficient funds, there may be a charge and we may close your account. There is a $25 charge to place a stop payment on a draft.

Exchanging Shares

An exchange is when you sell shares of one Fund and shortly thereafter buy shares of another Fund that is approved for sale in your state. Always read the prospectus before making an exchange into a Fund that is new to you.

Here are some things you should know about exchanges:
 .Under normal circumstances, we will buy shares of the Fund into which you are exchanging on the same day that we process your order to sell.
 .If immediate payment could adversely affect a Fund, we may need to delay the redemption of shares for up to seven days.
 .Mutual fund exchanges are generally taxable events (except for retirement accounts). You may realize a capital gain or loss when you make an exchange.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com


Exchange Limitations

Keep in mind that mutual funds are not intended to be used as vehicles for frequent trading in response to short-term market fluctuations. Exchange activity is limited to four exchanges within a one calendar year period. In addition, the Funds reserve the right to reject any exchange request we believe will increase transaction costs, or otherwise adversely affect other shareholders. These limitations will not affect your ability to redeem your shares from any of the Funds, but may prevent you from purchasing the shares of another Fund with your redemption proceeds. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Maintaining Your Account

ACCOUNT STATEMENTS
Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. Confirmation statements will be sent to you after each transaction that affects your account balance other than:
 .investments made using our Automatic Investment Method;
 .non-quarter end reinvested dividends for the Money Market Funds;
 .annual custodial fees for retirement accounts; and .annual low balance fees.

Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services Corporation, the Funds' transfer agent, will consider the transactions listed on the confirmation statement to be correct.

We will also send you semiannual and annual reports. To reduce the volume of mail, we will send only one copy of these reports and the prospectus to a household (same surname, same address) unless you request otherwise.

Certain documents may be delivered to you electronically, at your request.

Maintaining and servicing low balance accounts increases expenses for all shareholders. For this reason, we may close your account if it falls below $500. If this happens, we will first give you at least 30 days' notice, then redeem your shares at net asset value and send the proceeds to you. In addition, accounts with balances under $1,000 in a Fund will be charged a $12 "low balance" fee. The low balance fee will be automatically deducted from your account. The valuation of accounts and the fee deduction are expected to take place in December. We will waive the fee if combined SAFECO Mutual Fund balances for the same shareholder tax identification number exceed $10,000.

We will reinvest into your account any dividends and other distribution checks that are returned to us as "undeliverable" and remain outstanding over six months. This reinvestment will reflect the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

ACCOUNT CHANGES

To change your account registration:

If you purchased your shares through an investment professional who maintains an investment account for you and holds your shares in "street name" you should send your account registration changes or other requests to that firm. If shares are registered directly in your name, call 1-800-624-5711 to request a change of registration form or you may print the form from our Web site at www.safecofunds.com. Make sure the form is signed by the authorized owner(s) specified on your account application. We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process the request.

To make changes to your Automatic Investment Method or Systematic Withdrawal
Plan:

Send your request in writing to SAFECO Mutual Funds, P.O. Box 34890, Seattle, Washington 98124-1890. If you have enrolled in the telephone option service or the Internet option, you may place your request with a representative by telephone or over the Internet. Fund balance and transaction requirements apply. All changes must be completed at least 5 business days before your next scheduled transaction.

                             SAFECO FAMILY OF FUNDS

Stability of Principal

SAFECO Money Market Fund
SAFECO Tax-Free Money Market Fund

Bond Income

SAFECO High-Yield Bond Fund
SAFECO Intermediate-Term U.S. Treasury Fund
SAFECO GNMA Fund
SAFECO Managed Bond Fund

Tax-Free Bond Income

SAFECO Intermediate-Term Municipal Bond Fund
SAFECO California Tax-Free Income Fund
SAFECO Municipal Bond Fund

High Current Income With Long-Term Growth

SAFECO Dividend Income Fund

Long-Term Growth

SAFECO Growth Opportunities Fund
SAFECO Equity Fund
SAFECO Northwest Fund
SAFECO International Stock Fund
SAFECO Balanced Fund
SAFECO Small Company Value Fund
SAFECO U.S. Value Fund

For More Information

If you would like more information, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about a Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected its performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds. A current SAI is on file with the Securities and Exchange Commission, is incorporated herein by reference and is legally considered part of this prospectus.

For copies of these documents or for other information about the Funds

Write to:                  SAFECO Mutual Funds
                           P.O. Box 34890
                           Seattle, WA 98124-1890

Call:                      1-800-624-5711
                           Deaf and Hard of Hearing
                           TTY/TDD Service: 1-800-438-8718

Visit our Web site:        www.safecofunds.com

E-Mail:                    mfunds@safeco.com

Or contact the SEC [note: the SEC may charge a fee to copy documents]:

Write to:                  SEC Public Reference Section
                           Washington, DC 20549-0102

E-Mail:                    publicinfo@sec.gov

Visit the SEC Web site:    http://www.sec.gov

Visit the SEC:             Public Reference Room
                           450 Fifth Street N.W.
                           Washington, DC 20549-6009
                           1-202-942-8090

                                        SEC 1940 Act File Numbers:  811-6167
                                                                    811-5574
                                                                    811-7300
                                                                    811-3347
                                                                    811-6667

[LOGO OF SAFECO MUTUAL FUNDS]




SAFECO Mutual Funds
Prospectus

Prospectus
Advisor Class A
Advisor Class B
Advisor Class C

SAFECO Growth Opportunities Fund
SAFECO Equity Fund
SAFECO Dividend Income Fund
SAFECO Northwest Fund
SAFECO International Stock Fund
SAFECO High-Yield Bond Fund
SAFECO Money Market Fund

Prospectus
Advisor Class A
Advisor Class B

SAFECO Balanced Fund
SAFECO Small Company Value Fund
SAFECO U.S. Value Fund
SAFECO Intermediate-Term U.S. Treasury Fund
SAFECO GNMA Fund
SAFECO Managed Bond Fund
SAFECO California Tax-Free Income Fund
SAFECO Municipal Bond Fund

Advisor Class
May 1, 2001

AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Table of Contents

Stock Funds
SAFECO Growth Opportunities Fund............................................   1
SAFECO Equity Fund..........................................................   5
SAFECO Dividend Income Fund.................................................   9
SAFECO Northwest Fund.......................................................  13
SAFECO International Stock Fund.............................................  17
SAFECO Balanced Fund........................................................  21
SAFECO Small Company Value Fund.............................................  25
SAFECO U.S. Value Fund......................................................  29
Taxable Bond Funds
SAFECO High-Yield Bond Fund.................................................  33
SAFECO Intermediate-Term U.S. Treasury Fund.................................  37
SAFECO GNMA Fund............................................................  41
SAFECO Managed Bond Fund....................................................  45
Tax-Exempt Bond Funds
SAFECO California Tax-Free Income Fund......................................  49
SAFECO Municipal Bond Fund..................................................  53
Money Market Fund
SAFECO Money Market Fund....................................................  57
Additional Investment Information...........................................  61
General Investment Risks....................................................  61
Management..................................................................  62
Financial Highlights........................................................  62
Fund Distributions and Tax Considerations................................... 100
Retirement Plans and Accounts............................................... 101
Your Investment
How We Calculate the Value of Your Shares and Value Fund Assets............. 103
Choosing a Class of Shares.................................................. 103
Sales Charge Reductions and Waivers......................................... 107
Opening Your Account and Transacting Business............................... 108
Buying, Selling, and Exchanging Shares...................................... 110
Maintaining Your Account.................................................... 112
For More Information  ...................................................... 114

SAFECO Growth Opportunities Fund
The SAFECO Growth Opportunities Fund seeks growth of capital and the increased income that ordinarily follows from such growth.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential. When evaluating a stock to buy for the Fund, the advisor considers factors such as:
 .the strength of the company's balance sheet;
 .the quality of the management team;
 .the rate at which the company's earnings are projected to grow; or .whether the company's stock may be trading at a discount relative to its industry peers or the overall market.

The Fund may sell a stock if:
 .any of the above factors or other relative value indicators have deteriorated; .the stock becomes overvalued, for example as a result of overly optimistic earnings forecasts;
 .the stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many companies that meet the advisor's criteria for growth are small in size and may be more volatile than stocks of larger, more established companies. This means that the Fund's shares may be subject to more frequent and more significant changes in value than the stock market in general. Because the Fund may own a significant number of the outstanding shares of small companies that the advisor has strong convictions about, those shares may be more difficult for the Fund to sell at a good price in a market downturn.

Investment returns may vary, sometimes significantly, from the overall stock market. Due to the aggressive investment strategy of this Fund, you should invest in it only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five- and ten-year period compare to an unmanaged index representative of small capitalization stocks, such as the Russell 2000 Index, gives you an idea of some of the risks of investing in the Fund. The S&P 500 Index gives you an idea of the performance of the overall market. Companies in the Russell 2000 Index are more reflective of the types of companies in the Fund's portfolio than are the companies in the S&P 500 Index. For this reason, the Russell 2000 Index is a more meaningful comparison to Fund performance. Performance for the S&P 500 Index will not be provided in the Prospectus in the future. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.



 Annual Total Returns (Class A Shares)*

[CHART]

Year End     Percentage
--------     ----------
  '91           62.65
  '92           -3.07
  '93           22.19
  '94           -1.62
  '95            26.1
  '96            22.9
  '97           49.61
  '98            4.47
  '99            2.43
  '00           -4.52

During the ten-year period shown in the bar chart, the highest quarterly return was 31.27% for the quarter ended March 31, 1991, and the lowest return was -25.40% for the quarter ended September 30, 1998.

--------------------------------------------------------------------------------

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                        1 year  5 years 10 years
  SAFECO Growth Opportunities
  Fund*
  Class A               -10.03% 12.10%   15.52%
  Class B                -9.84% 12.46%   15.83%
  Class C                -6.13% 12.69%   15.82%

  Russell 2000 Index**   -2.77% 10.45%   15.53%

  S&P 500 Index**        -9.10% 18.32%   17.44%

 * Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 and would be lower if they were.

** The Russell 2000 Index is an unmanaged index containing common stocks of the 2000 smallest companies within the Russell 3000 Index. (The Russell 3000 Index consists of the 3,000 largest U.S. stocks in terms of market capitalization.) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The indices reflect the reinvestment of dividends, if any, and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Indices are used for comparison purposes only, and the Fund's holdings do not necessarily mirror either index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                       Class A Class B  Class C
  Maximum sales
  charge (load)
  imposed on
  purchases (as a
  percentage of
  purchase price)       5.75%*   None     None

  Maximum deferred
  sales charge (load)
  as a percentage (of
  sale or purchase
  price whichever is
  less)                  None   5.00%**  1.00%***

  Sales charge on
  reinvested
  dividends              None    None     None

  Redemption or
  exchange fees+         None    None     None

  Annual low balance
  fee++                   $12     $12      $12

  * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
 ** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
  + There is a $20 charge for wire redemption.
 ++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                     Class A Class B Class C
    Management Fees   0.66%   0.66%   0.66%
    12b-1 Fees        0.25%   1.00%   1.00%
    Other Expenses    0.58%   0.50%   0.36%
    Total Annual
    Fund Operating
    Expenses          1.49%   2.16%   2.02%
    Expense
    Reimbursement*    0.18%   0.10%    None
    Net Expenses      1.31%   2.06%   2.02%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                1 year 3 years 5 years 10 years*
  Class A                        $701   $966   $1,252   $2,063

  Class B--with redemption       $709   $946   $1,308   $2,011
         --without redemption    $209   $646   $1,108   $2,011

  Class C--with redemption       $305   $634   $1,088   $2,348
         --without redemption    $205   $634   $1,088   $2,348

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Growth Opportunities Fund is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has managed the Fund since 1989.

SAFECO Equity Fund
The SAFECO Equity Fund seeks long-term growth of capital and reasonable current income.

SAFECO MUTUAL FUND                                                1-800-528-6501

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest at least 65% of its total assets in equity securities, primarily stocks of large, established companies that:
 .are proven performers;
 .have predictable earnings growth over a three-to five-year outlook; or .have good value relative to earnings prospects.

To a lesser extent, the Fund buys stocks the advisor believes will benefit because of a specific short-term earnings catalyst, such as a cost-cutting program or company restructure.

The Fund may sell a stock if:
 .the company's earnings prospects or relative value indicators have deteriorated;
 .the stock becomes overvalued (prices are high relative to the three year outlook for earnings);
 .an earnings catalyst is not successful;
 .the stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

The Fund may be suitable for you if you seek an attractive total return on your investment but are uncomfortable with a more aggressive growth fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (Class A Shares)*

[CHART]

Year End     Percentage
--------     ----------
  '91           27.91
  '92            9.26
  '93           30.91
  '94            9.93
  '95           25.26
  '96              25
  '97           23.56
  '98           24.77
  '99            9.13
  '00          -11.34


During the ten-year period shown in the bar chart, the highest quarterly return was 18.72% for the quarter ended December 31, 1998, and the lowest return was -7.92% for the quarter ended September 30, 1998.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                       1 year  5 years 10 years
  SAFECO Equity Fund*
  Class A              -16.45% 11.93%   16.04%
  Class B              -16.19% 12.22%   16.32%
  Class C              -12.68% 12.49%   16.33%

  S&P 500 Index**       -9.10% 18.32%   17.44%

 * Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)

--------------------------------------------------------------------------------

                        Class A Class B  Class C
   Maximum sales
   charge (load)
   imposed on
   purchases (as a
   percentage of
   purchase price)       5.75%*   None     None

   Maximum deferred
   sales charge (load)
   as a percentage (of
   sale or purchase
   price whichever is
   less)                  None   5.00%**  1.00%***

   Sales charge on
   reinvested
   dividends              None    None     None

   Redemption or
   exchange fees+         None    None     None

   Annual low balance
   fee++                   $12     $12      $12

  * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
 ** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
  + There is a $20 charge for wire redemption.
 ++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                     Class A Class B Class C
    Management Fees   0.61%   0.61%   0.61%
    12b-1 Fees        0.25%   1.00%   1.00%
    Other Expenses    0.49%   0.45%   0.23%
    Total Annual
    Fund Operating
    Expenses         1.35.%   2.06%   1.84%
    Expense
    Reimbursement*    0.09%   0.05%    None
    Net Expenses      1.26%   2.01%   1.84%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                             1 year 3 years 5 years 10 years*
  Class A                     $696   $952   $1,227   $2,010

  Class B-with redemption     $704   $931   $1,283   $1,958
         -without redemption  $204   $631   $1,083   $1,958

  Class C-with redemption     $287   $579     $995   $2,159
         -without redemption  $187   $579     $995   $2,159

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Equity Fund is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has managed the Fund since 1995.

SAFECO Dividend Income Fund
The SAFECO Dividend Income Fund seeks high current income and, when consistent with its objective, long-term growth of capital.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest in common stocks and can invest in preferred stock, including convertible preferred stock, such that at least 65% of the Fund's total assets will be invested in dividend-paying securities.

When evaluating a stock to buy for the Fund, the advisor analyzes various valuation measures such as the ratio of a company's price-to-earnings, price-to-revenues, and price-to-cash flow compared to its historical ratios, industry comparisons, the ratio for the company's competitors and companies with similar growth rates. The advisor generally seeks companies having:
 .strong earnings;
 .a history of dividend growth;
 .good value relative to share price; or
 .excellent growth potential.

The Fund may sell a security if:
 .the company's earnings prospects or other relative value indicators have deteriorated;
 .the stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other securities present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. A company may suspend dividend payments if profits are down or for other reasons.

The Fund may be suitable for you if you want a current income component to your stock investments.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five- and ten-year period compare to an index that measures companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you an idea of some of the risks of investing in the Fund. The S&P 500 Index gives you an idea of the performance of the overall market. Companies in the Russell 1000 Value Index are more reflective of the types of companies in the Fund's portfolio than are the companies in the S&P 500 Index. For this reason, the Russell 1000 Value Index is a more meaningful comparison to Fund performance. Performance for the S&P 500 Index will not be provided in the Prospectus in the future.

The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (Class A Shares)*

[CHART]

Year End     Percentage
--------     ----------
  '91           23.25
  '92           11.47
  '93           12.55
  '94           -1.09
  '95           30.36
  '96           23.95
  '97           26.15
  '98            5.38
  '99            1.01
  '00           -6.59

During the ten-year period shown in the bar chart, the highest quarterly return was 14.35% for the quarter ended December 31, 1998, and the lowest return was -17.56% for the quarter ended September 30, 1998.


* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 and would be lower if they were.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                                1 year  5 years 10 years
  SAFECO Dividend Income Fund*
  Class A                       -11.95%  7.94%   11.31%
  Class B                       -11.89%  8.33%   11.67%
  Class C                        -8.13%  8.64%   11.68%

  Russell 1000 Value Index**      7.02% 16.91%   17.37%

  S&P 500 Index**                -9.10% 18.32%   17.44%

 * Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 and would be lower if they were.

** The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The Russell 1000 Index is a capitalization weighted index of the top 1,000 companies in the Russell 3000 Index, sorted by price-to-book ratio. The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The indices reflect the reinvestment of dividends, if any, and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Indices are used for comparison purposes only, and the Fund's holdings do not necessarily mirror either index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                            Class A   Class B    Class C
    Maximum sales charge
    (load) imposed on
    purchases (as a
    percentage of purchase
    price)                   5.75%*     None       None

    Maximum deferred sales
    charge (load) as a
    percentage (of sale or
    purchase price
    whichever is less)        None     5.00%**    1.00%***

    Sales charge on
    reinvested dividends      None      None       None

    Redemption or exchange
    fees+                     None      None       None

    Annual low balance
    fee++                      $12       $12        $12

  * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
 ** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
  + There is a $20 charge for wire redemption.
 ++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                     Class A Class B Class C
    Management Fees   0.70%   0.70%   0.70%
    12b-1 Fees        0.25%   1.00%   1.00%
    Other Expenses    0.67%   0.57%   0.25%
    Total Annual
    Fund Operating
    Expenses          1.62%   2.27%   1.95%
    Expense
    Reimbursement*    0.27%   0.17%    None
    Net Expenses      1.35%   2.10%   1.95%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                              1 year 3 years 5 years 10 years*
  Class A                      $705   $978   $1,272   $2,105

  Class B-with redemption      $713   $958   $1,329   $2,054
         -without redemption   $213   $658   $1,129   $2,054

  Class C-with redemption      $298   $612   $1,052   $2,275
         -without redemption   $198   $612   $1,052   $2,275

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Dividend Income Fund is managed by a team of investment professionals at SAM. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

SAFECO Northwest Fund
The SAFECO Northwest Fund seeks long-term growth of capital through investing primarily in Northwest companies.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund invests at least 65% of its assets in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include:
 .companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia;
 .companies that have their principal executive offices or significant facilities in the region;
 .companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits;
 .companies having at least 50% of their assets or at least 50% of their employees in the region; or
 .companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

When evaluating stock to buy for the Fund, the advisor looks for companies with:
 .faster earnings growth than their competitors;
 .low price-to-earnings ratios when compared to competitors;
 .a share price that represents good value; or .potential for long term appreciation.

The Fund may invest a larger percentage of its assets in technology companies than do other regional funds or more general multi-cap funds, because technology is a clear driver of the Washington state economy. The Fund's technology holdings may include telecommunications, medical technology and computer-related companies.

The Fund may invest in index futures as a cash management technique in order to keep fully invested. Index futures give the Fund the right to receive an amount of cash if the closing level of the stock index upon which the contract is based is greater than (in the case of a call) or less than (in the case of a put) the strike price at a predetermined price for a given period of time.


The Fund may sell a stock if:
 .the company's earnings prospects or other relative value indicators have deteriorated;
 .a stock price reaches a specific target;
 .the stock becomes overvalued compared to other stocks in the industry; .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many of the companies that meet the advisor's criteria for growth are small in size and may be more volatile and less liquid than the general market.

The Fund carries special risks due to its geographic concentration. These include a smaller number of securities to choose from and sensitivity to fluctuations in the regional economy.

The value of the Fund's shares may be particularly vulnerable to factors affecting the telecommunications and technology industries, such as substantial governmental regulation and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of your shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and are at an early stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Investment in futures is subject to the risk that the advisor may take a position opposite to the direction in which the market or index actually moves. Also, the price of the futures contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts if the advisor wants to close out a futures position before the contract expires. The Fund may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one- and five-year period and since the Fund's inception compare to a broad market index and to an index of Northwest stocks, gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (Class A Shares)*

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92           14.08
  '93            1.03
  '94           -1.55
  '95           20.17
  '96           14.95
  '97           30.79
  '98            2.87
  '99            53.9
  '00          -16.27

Since the Fund's inception in 1991, the highest quarterly return was 34.99% for the quarter ended December 31, 1999, and the lowest return was -20.56% for the quarter ended September 30, 1998.


* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 and would be lower if they were.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                                                 February 7, 1991
                                                  (inception) to
                                 1 year  5 years December 31, 2000
  SAFECO Northwest Fund*
  Class A                        -21.10% 13.44%       11.67%
  Class B                        -21.04% 13.93%       12.03%
  Class C                        -17.72% 14.17%       12.03%

  S&P 500 Index**                 -9.10% 18.32%       16.42%

  WM Group Northwest 50 Index**   -1.51% 22.22%       16.01%

 * Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 and would be lower if they were.

** The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The WM Group Northwest 50 Index is maintained by Washington Mutual, Inc. and is a broadly diversified group of 50 common stocks of companies based in Washington, Oregon, Idaho, Montana and Alaska, or doing significant business here. Companies included in the Index represent six industry sectors, with each sector weighted on a basis of personal income derived from that sector. Stocks within each sector are also weighted on the basis of their market capitalization. Indices reflect the reinvestment of dividends, if any, and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Indices are used for comparison purposes only and the Fund's holdings do not necessarily mirror either index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                            Class A Class B  Class C
    Maximum sales charge
    (load) imposed on
    purchases (as a
    percentage of purchase
    price)                   5.75%*   None     None

    Maximum deferred sales
    charge (load) as a
    percentage (of sale or
    purchase price
    whichever is less)        None   5.00%**  1.00%***

    Sales charge on
    reinvested dividends      None    None     None

    Redemption or exchange
    fees+                     None    None     None

    Annual low balance
    fee++                      $12     $12      $12

  * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
 ** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
  + There is a $20 charge for wire redemption.
 ++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                     Class A Class B Class C
    Management Fees   0.70%   0.70%   0.70%
    12b-1 Fees        0.25%   1.00%   1.00%
    Other Expenses    0.54%   0.52%   0.37%
    Total Annual
    Fund Operating
    Expenses          1.49%   2.22%   2.07%
    Expense
    Reimbursement*    0.14%   0.12%    None
    Net Expenses      1.35%   2.10%   2.07%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                              1 year 3 years 5 years 10 years*
  Class A                      $705   $978   $1,272   $2,105

  Class B-with redemption      $713   $958   $1,329   $2,054
         -without redemption   $213   $658   $1,129   $2,054

  Class C-with redemption      $310   $649   $1,114   $2,400
         -without redemption   $210   $649   $1,114   $2,400

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Northwest Fund is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has managed the Fund since April 1997. From 1990 to 1997, he was a principal and director of research for the brokerage firm Pacific Crest Securities in Seattle, Washington.

SAFECO International Stock Fund
The SAFECO International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest at least 65% of its total assets in the common stock of companies domiciled in countries other than the United States. When evaluating a stock to buy for the Fund, Bank of Ireland Asset Management (U.S.) Limited, the sub-advisor that manages the Fund, focuses on companies that:
 .appear undervalued;
 .have low price-to-earnings ratios when compared to their historic ratios, to competitors, or to companies with similar growth records; and .are liquid and readily traded on established foreign exchanges.

To reduce the risks associated with fluctuations in foreign currency values, security prices and interest rates, the Fund may invest in:
 .futures contracts, which enable the Fund to buy or sell a financial investment at a particular price on a stated future date;
 .options which give the Fund the right to buy, in the case of a call, or the right to sell, in the case of a put, the underlying security at a particular price for a specified period of time; and .forward contracts, such as forward foreign currency exchange contracts, which enable the Fund to "lock in" the U.S. dollar price of a security position or anticipated dividend or interest payment.

The Fund may sell a stock if:
 .the company's earnings prospects or other fundamental value indicators have deteriorated;
 .a stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

Overseas investing carries potential risks beyond investment return that are not associated with domestic investments. These risks include, but are not limited to:
 .currency exchange rate fluctuations affecting the U.S. dollar value of securities denominated in that foreign currency;
 .political and financial instability that may result in expropriation of assets;
 .less liquidity of foreign investments that may make it more difficult for the Fund to sell a security at a good price;
 .lack of uniform accounting, auditing and financial reporting standards that may make it more difficult to obtain financial information about the security; .less government regulation and supervision of foreign stock exchanges, brokers and listed companies that may increase exposure to fraud;
 .increased price volatility;
 .delays in transaction settlement in some foreign markets; and .taxes imposed by foreign governments.

Investment in futures contracts, forward contracts and options also carry special risks. The Fund could lose money if the sub-advisor invests in futures contracts, options or forward contracts that represent a position opposite to the direction in which the market actually moves. There is not necessarily a correlation between price movement of these types of contracts and change in the value of their underlying securities. There may not be a liquid secondary market in which to resell futures contracts, options and forward contracts if the sub-advisor wants to close out a position before the futures contract, option, or forward contract expires. The Fund may be suitable for you if you want exposure to international equity markets.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-year period and since inception of the Fund compare to a recognized index of international stocks gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (Class A Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94
  '95
  '96
  '97             4.3
  '98           13.68
  '99           28.64
  '00          -11.05

Since the Fund's inception in 1996, the highest quarterly return was 19.70% for the quarter ended December 31, 1999, and the lowest return was -17.43% for the quarter ended September 30, 1998.




--------------------------------------------------------------------------------

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                                            January 31, 1996
                                             (inception) to
                                    1 year  December 31, 2000
  SAFECO International Stock Fund*
  Class A                           -16.16%       7.99%
  Class B                           -15.71%       8.27%
  Class C                           -12.54%       8.52%

  MSCI EAFE Index**                 -15.21%       5.65%

 * Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The MSCI EAFE Index (Morgan Stanley Capital International Europe,
   Australasia, Far East Index), is an unmanaged index comprised of 21 developed equity markets outside of North America. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                            Class A Class B  Class C
    Maximum sales charge
    (load) imposed on
    purchases (as a
    percentage of purchase
    price)                   5.75%*   None     None

    Maximum deferred sales
    charge (load) as a
    percentage (of sale or
    purchase price
    whichever is less)        None   5.00%**  1.00%***

    Sales charge on
    reinvested dividends      None    None     None

    Redemption or exchange
    fees+                     None    None     None

    Annual low balance
    fee++                      $12     $12      $12

  * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
 ** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
  + There is a $20 charge for wire redemption.
 ++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                     Class A Class B Class C
    Management Fees   1.00%   1.00%   1.00%
    12b-1 Fees        0.25%   1.00%   1.00%
    Other Expenses    0.96%   0.97%   0.66%
    Total Annual
    Fund Operating
    Expenses          2.21%   2.97%   2.66%
    Expense
    Reimbursement*    0.56%   0.57%   0.26%
    Net Expenses      1.65%   2.40%   2.40%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                 1 year 3 years 5 years 10 years*
  Class A                         $733  $1,065  $1,420   $2,417

  Class B--with redemption        $743  $1,048  $1,480   $2,368
         --without redemption     $243    $748  $1,280   $2,368

  Class C--with redemption        $343    $748  $1,280   $2,736
         --without redemption     $243    $748  $1,280   $2,736

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The Bank of Ireland Asset Management (U.S.) Limited (the "sub-advisor") acts as an investment sub-advisor to the SAFECO International Stock Fund. The SAFECO International Stock Fund is managed by a committee of portfolio managers at the sub-advisor. All investment decisions are made by this committee and no single person has primary responsibility for making recommendations to the committee.

SAFECO Balanced Fund
The SAFECO Balanced Fund seeks growth and income consistent with the preservation of capital.

SAFECO MUTUAL FUND                                                1-800-528-6501

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund invests from 50% to 70% of its total assets in common stocks and at least 25% of its total assets in debt securities. When evaluating a stock to buy for the Fund, the advisor seeks companies that it believes:
 .are undervalued, as measured by low price-to-earnings ratios and high dividend growth relative to comparable companies;
 .have potential to beat the S&P 500 Index averages for risk adjusted returns over the next three-to five-year outlook; and .have good long-term growth potential.

When evaluating a debt security to buy for the Fund, the advisor may invest in U.S. government securities, investment-grade debt securities, and certain non-rated debt securities that the advisor believes are of investment-grade quality. The advisor considers factors such as:
 .the issuer's creditworthiness;
 .the sensitivity of the security to changes in interest rates;
 .the market sector represented by the security; and .the level to which that market sector is already represented in the Fund's assets.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

  MOODY'S        S&P              FITCH
    Aaa           AAA              AAA
     Aa            AA               AA
      A             A                A
    Baa           BBB              BBB


The Fund may sell a security if:
 .the company's growth prospects or other relative value indicators have deteriorated;
 .the stock price reaches a specific target;
 .the advisor is concerned about an issuer's creditworthiness;
 .a debt security becomes fully valued;
 .there are other more attractive investment opportunities available; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Debt securities may be affected by changes in the financial strength of the issuer or changes in interest rates. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. Changes in price generally will be greater the longer the maturity of the debt security. Although debt securities in the top four rating categories are considered to be "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics and may have a greater risk of default.

The Fund may be suitable for you if you are concerned about preservation of capital and want exposure to equity and debt securities in a single investment.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-year period and since inception of the Fund compare to a broad index of stock performance, and to a composite index that blends the performance of companies with lower price-to-book ratios and lower forecasted growth values with performance of investment grade debt securities, gives you an idea of some of the risks of investing in the Fund. Companies in the Russell 1000 Value Index are more reflective of the types of companies in the equity portion of the Fund's portfolio than are the companies in the S&P 500 Index. For this reason, the composite index that uses Russell 1000 Value companies is a more meaningful comparison to Fund performance. Performance for the composite index that uses S&P 500 companies will not be provided in the Prospectus in the future. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (Class A Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94
  '95
  '96
  '97           16.29
  '98           12.06
  '99            0.75
  '00            4.71

Since the Fund's inception in 1996, the highest quarterly return was 9.92% for the quarter ended December 31, 1998, and the lowest return was -6.59% for the quarter ended September 30, 1999.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                                                         January 31, 1996
                                                          (inception) to
                                                  1 year December 31, 2000
  SAFECO Balanced Fund*
  Class A                                         -1.28%       7.74%
  Class B                                         -0.97%       8.03%

  S&P 500 Index**                                 -9.10%      17.86%

  Composite Russell 1000 Value/Lehman Brothers
  Gov't/Corp. Bond Index***                        8.95%      12.38%

  Composite S&P/Lehman Brothers Gov't/Corp. Bond
  Index****                                       -0.72%      13.20%

   * Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

  ** The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index.

 *** The composite Russell 1000 Value/Lehman Brothers Gov't/Corp. Bond Index is a combination of two widely known indices in proportion to the approximate asset mix of the Balanced Fund. 60% of the index consists of the performance of the Russell 1000 Value Index, which represents the equity portion of the Fund, and 40% of the index consists of the Lehman Brothers Gov't/Corp. Bond Index, which represents the fixed-income portion. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The Russell 1000 Index is a capitalization weighted index of the top 1,000 companies in the Russell 3000 Index. The Lehman Brothers Gov't/Corp. Bond Index is an unmanaged index comprised of every major U.S. government and investment-grade corporate bond with more than a year remaining until maturity. The composite index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index.

**** The composite S&P/Lehman Brothers Gov't/Corp. Bond Index is a combination of two widely known indices in proportion to the approximate asset mix of the Balanced Fund. 60% of the index consists of the performance of the S&P 500 Index, which represents the equity portion of the Fund, and 40% of the index consists of the Lehman Brothers Gov't/Corp. Bond Index, which represents the fixed-income portion. The composite index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                            Class A Class B
    Maximum sales charge
    (load) imposed on
    purchases (as a
    percentage of
    purchase price)          5.75%*   None

    Maximum deferred sales
    charge (load) as a
    percentage (of sale or
    purchase price
    whichever is less)        None   5.00%**

    Sales charge on
    reinvested dividends      None    None

    Redemption or exchange
    fees+                     None    None

    Annual low balance
    fee++                      $12     $12

 * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
 + There is a $20 charge for wire redemption.
++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.
--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                            Class A Class B
    Management Fees           .70%    .70%
    12b-1 Fees               0.25%   1.00%
    Other Expenses           0.93%   0.86%
    Total Annual Fund
    Operating Expenses       1.88%   2.56%
    Expense Reimbursement*   0.53%   0.46%
    Net Expenses             1.35%   2.10%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                 1 year 3 years 5 years 10 years*
  Class A                         $705   $978   $1,272   $2,105

  Class B--with redemption        $713   $958   $1,329   $2,054
         --without redemption     $213   $658   $1,129   $2,054

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Balanced Fund is managed by three individuals. The equity portion is co-managed by Rex L. Bentley, Vice President of SAM, and Lynette D. Sagvold, Assistant Vice President of SAM. Mr. Bentley and Ms. Sagvold have co-managed the Fund since 1996.

The debt security portion is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has co-managed the Fund since 1997. From 1995 to 1996, he was Vice President and a portfolio manager for First Interstate Capital Management Company.

SAFECO Small Company Value Fund
The SAFECO Small Company Value Fund seeks long-term growth of capital through investing primarily in small-sized companies.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund invests at least 65% of its total assets in stocks of companies with total market capitalization at the time of investment of less than $1.5 billion. When evaluating a stock to buy for the Fund, the advisor looks for companies having one or more of the following characteristics:
 .long-term potential for above-average or improving earnings growth; .involvement in new or innovative products or services; or .a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

The Fund may sell a stock if:
 .the company's earnings prospects or other relative value indicators have deteriorated;
 .the stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Investments in small or newly formed companies involve greater risks than investments in larger, more established companies. These include greater volatility and risks arising out of limited product lines, markets, capital, and managerial resources.

At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

Because small company stocks can be quite volatile, you should invest in the Fund only if you can withstand wide fluctuations in share price and investment returns that may vary significantly from the overall market over a long period of time.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-year period and since inception of the Fund compare to an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth value, such as the Russell 2000 Value Index, gives you an idea of some of the risks of investing in the Fund. The Russell 2000 Index gives you an idea of the performance of small capitalization stocks in general. Companies in the Russell 2000 Value Index are more reflective of the types of companies in the Fund's portfolio than are the companies in the Russell 2000 Index. For this reason, the Russell 2000 Value Index is a more meaningful comparison to Fund performance. Performance for the Russell 2000 Index will not be provided in the Prospectus in the future. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (Class A Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94
  '95
  '96
  '97           23.21
  '98          -21.96
  '99           13.17
  '00           -7.65

Since the Fund's inception in 1996, the highest quarterly return was 27.15% for the quarter ended December 31, 1999, and the lowest return was -33.97% for the quarter ended September 30, 1998.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                                            January 31, 1996
                                             (inception) to
                                    1 year  December 31, 2000
  SAFECO Small Company Value Fund*
  Class A                           -12.99%       3.49%
  Class B                           -13.01%       3.66%

  Russell 2000 Value Index**         22.83%      12.68%

  Russell 2000 Index**               -2.77%      10.66%

 * Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The Russell 2000 Value Index measures the performance of the companies within the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index containing common stocks of the 2000 smallest companies within the Russell 3000 Index. The Russell 3000 Index consists of the 3,000 largest U.S. stocks in terms of market capitalization. The indices reflect the reinvestment of dividends, if any, and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Indices are used for comparison purposes only, and the Fund's holdings do not necessarily mirror either index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                                   Class A Class B
  Maximum sales charge (load)
  imposed on purchases (as a
  percentage of purchase price)     5.75%*   None

  Maximum deferred sales charge
  (load) as a percentage (of sale
  or purchase price whichever is
  less)                              None   5.00%**

  Sales charge on reinvested
  dividends                          None    None

  Redemption or exchange fees+       None    None

  Annual low balance fee++            $12     $12

 * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
 + There is a $20 charge for wire redemption.
++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                       Class A Class B
    Management Fees      .75%    .75%
    12b-1 Fees          0.25%   1.00%
    Other Expenses      0.92%   0.88%
    Total Annual Fund
    Operating Expenses  1.92%   2.63%
    Expense
    Reimbursement*      0.52%   0.48%
    Net Expenses        1.40%   2.15%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                1 year 3 years 5 years 10 years*
  Class A                        $709   $993   $1,297   $2,158

  Class B--with redemption       $718   $973   $1,354   $2,107
         --without redemption    $218   $673   $1,154   $2,107

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Small Company Value Fund is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has managed the Fund since its inception in 1996.

SAFECO U.S. Value Fund
The SAFECO U.S. Value Fund seeks long-term growth of capital and income by investing in stocks selected for their attractive relative values.

SAFECO MUTUAL FUND                                                1-800-528-6501


Principal Investment Strategies

To achieve its objective, the Fund invests at least 65% of its assets in common stocks issued by U.S. companies. The advisor uses a relative value analysis that emphasizes valuation and focuses on large, established companies across all major sectors of the economy. When evaluating a stock to buy for the Fund, the advisor seeks large capitalization companies that have:
 .low price-to-earnings ratios and high earnings and dividend growth relative to comparable companies;
 .potential to beat the S&P 500 Index averages for risk adjusted returns over the next three-to five-year outlook; and .good long-term potential to appreciate in value.

The Fund may sell a stock if:
 .the advisor believes the company no longer has the potential to reach targeted yield, return, or earnings rates or other relative value indicators have deteriorated;
 .the stock price reaches a specific target;
 .increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;
 .other companies present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected based on expected increases in asset value may not perform as expected. At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

The Fund may be suitable for you if you are a long-term investor with moderate risk tolerance.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund offers Class A and B shares. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-year period and since inception of the Fund compare to an unmanaged index representative of companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you an idea of some of the risks of investing in the Fund. The S&P 500 Index gives you an idea of performance of the overall market. Companies in the Russell 1000 Value Index are more reflective of the types of companies in the Fund's portfolio than are the companies in the S&P 500 Index. For this reason, the Russell 1000 Value Index is a more meaningful comparison to Fund performance. Performance for the S&P 500 Index will not be provided in the Prospectus in the future. The Fund's returns in the following bar chart and table are net of annual operating expenses, including Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares). The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (Class A Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94
  '95
  '96
  '97
  '98           11.79
  '99            4.74
  '00            0.97

Since the Fund's inception in 1997, the highest quarterly return was 15.81% for the quarter ended December 31, 1998, and the lowest return was -10.25% for the quarter ended September 30, 1999.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                                     April 30, 1997
                                     (inception) to
                             1 year December 31, 2000
  SAFECO U.S. Value Fund
  Class A                    -4.84%       7.55%
  Class B                    -4.81%       7.02%

  Russell 1000 Value Index*   7.02%      15.18%

  S&P 500 Index*             -9.10%      16.17%

* The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The Russell 1000 Index is a capitalization weighted index of the top 1,000 companies in the Russell 3000 Index. The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The indices reflect the reinvestment of dividends, if any, and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Indices are used for comparison purposes only, and the Fund's holdings do not necessarily mirror either index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                                      Class A Class B
    Maximum sales charge (load)
    imposed on purchases (as a
    percentage of purchase price)      5.75%*   None

    Maximum deferred sales charge
    (load) as a percentage (of sale
    or purchase price whichever is
    less)                               None   5.00%**

    Sales charge on reinvested
    dividends                           None    None

    Redemption or Exchange fees+        None    None

    Annual low balance fee++             $12     $12

 * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
 + There is a $20 charge for wire redemption.
++ An annual low balance fee is charged in December for accounts with balance under $1,000 in the Fund.

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                       Class A Class B
    Management Fees      .70%    .70%
    12b-1 Fees          0.25%   1.00%
    Other Expenses      1.31%   1.16%
    Total Annual Fund
    Operating Expenses  2.26%   2.86%
    Expense
    Reimbursement*      0.91%   0.76%
    Net Expenses        1.35%   2.10%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                       1 year 3 years 5 years 10 years*
  Class A               $705   $978   $1,272   $2,105

  Class B--with
  redemption            $713   $958   $1,329   $2,054
     --without
     redemption         $213   $658   $1,129   $2,054

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO U.S. Value Fund is co-managed by Rex L. Bentley, Vice President of SAM, and Lynette D. Sagvold, Assistant Vice President of SAM. Mr. Bentley and Ms. Sagvold have managed the U.S. Value Fund since its inception in 1997 and the equity portion of the Balanced Fund since 1996.

SAFECO High-Yield Bond Fund
The SAFECO High-Yield Bond Fund seeks to provide a high level of current interest income through the purchase of high-yield debt securities.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest at least 65% of its total assets in high-yield, debt securities (also known as junk bonds) such as corporate bonds and convertible securities that are rated below investment grade. The Fund may invest in restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2). Up to 25% of the Fund's total assets may be invested in unrated securities.


The decision to either buy or sell a security in the Fund is based first upon an analysis of the issuer, including the company's creditworthiness, liquidity, and prospects for growing earnings and cash flow. Next, the advisor examines alternative bonds with similar credit statistics, and/or related lines of business. This helps the advisor determine whether the bond in question is a good value relative to its peers. Finally, the advisor considers the bond's interest rate sensitivity, coupon, and call features (the bond's structure).

The Fund may sell a security:
 .if the original evaluation concerning the issuer's creditworthiness, liquidity or prospects changes;
 .if the value reaches a specific target; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Because the Fund buys high-yield debt securities, the Fund is subject to much greater volatility, reduced liquidity, and a much higher risk of repayment default than a fund holding predominantly investment-grade securities. Companies that issue high-yield debt securities may be more highly leveraged than top-quality issuers and their debt instruments may be subject to a greater risk of default, particularly if there is an economic downturn in the issuer's industry or region. Such defaults not only reduce the Fund's yield, but could also result in a loss of principal. This Fund may be suitable for you if you can tolerate greater risk in pursuit of higher total returns.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares. The Fund began offering Class A and B shares effective January 31, 1997. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of high-yield bonds gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to January 31, 1997, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.



 Annual Total Returns (Class A Shares)*

[CHART]

Year End     Percentage
--------     ----------
  '91           24.29
  '92           13.87
  '93           16.91
  '94           -2.25
  '95           15.64
  '96           10.39
  '97           12.49
  '98            4.32
  '99            3.52
  '00           -5.75

During the ten-year period shown in the bar chart, the highest quarterly return was 7.23% for the quarter ended March 31, 1991; and the lowest return was -3.83% for the quarter ended December 31, 2000.


--------------------------------------------------------------------------------

 * Returns have not been restated to reflect Rule 12b-1 fees prior to January 31, 1997 and would be lower if they were.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                                              1 year  5 years 10 years
  SAFECO High Yield Bond Fund*
  Class A                                      -9.94%  3.84%    8.48%
  Class B                                     -10.85%  3.86%    8.64%
  Class C                                      -7.35%  4.15%    8.65%

  Merrill Lynch High-Yield Master II Index**   -5.12%  4.76%   11.12%

--------------------------------------------------------------------------------
 * Returns have not been restated to reflect Rule 12b-1 fees prior to January 31, 1997, and would be lower if they were.

** The Merrill Lynch High-Yield Master II Index is an unmanaged index comprised of outstanding debt of domestic market issuers rated below investment grade but not in default. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                          Class A Class B  Class C
    Maximum sales charge
    (load) imposed on
    purchases (as a
    percentage of
    purchase price)        4.50%*   None     None

    Maximum deferred
    sales charge (load)
    as a percentage (of
    sale or purchase
    price whichever is
    less)                   None   5.00%**  1.00%***

    Sales charge on
    reinvested dividends    None    None     None

    Redemption or
    exchange fees+          None    None     None

    Annual low balance
    fee++                    $12     $12      $12

  * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
 ** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
  + There is a $20 charge for wire redemption.
 ++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                     Class A Class B Class C
    Management Fees   0.65%   0.65%   0.65%
    12b-1 Fees        0.25%   1.00%   1.00%
    Other Expenses    0.66%   0.70%   0.39%
    Total Annual
    Fund Operating
    Expenses          1.56%   2.35%   2.04%
    Expense
    Reimbursement*    0.26%   0.30%    None
    Net Expenses      1.30%   2.05%   2.04%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                     1 year 3 years 5 years 10 years*
  Class A                             $576   $844   $1,131   $1,947

  Class B--with redemption            $708   $943   $1,303   $2,000
         --without redemption         $208   $643   $1,103   $2,000

  Class C--with redemption            $307   $640   $1,098   $2,369
         --without redemption         $207   $640   $1,098   $2,369

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO High-Yield Bond Fund is managed by a team of investment professionals at SAM. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

SAFECO Intermediate-Term U.S. Treasury Fund
The SAFECO Intermediate-Term U.S. Treasury Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, the Fund will invest at least 65% of its total assets in U.S. Treasury securities such as Treasury bills, notes and bonds issued at various schedules and maturities. The Fund's portfolio will maintain an average dollar-weighted maturity of between three and ten years although the maturity of individual securities may be out of that range. The Fund may buy STRIPS (Separate Trading of Registered Interest and Principal of Securities), which are also direct obligations of the U.S. Treasury. STRIPS are created when the interest payments of a Treasury security are sold separately from the principal payments.

The Fund may invest up to 35% of its total assets in other U.S. government securities and corporate debt securities. Other U.S. government securities include:
 .securities supported by the full faith and credit of the U.S. government that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA);
 .securities supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC), including subordinated debt issued by these agencies; and .securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA).

Since the Fund invests most of its assets in intermediate-term U.S. Treasury securities, trading decisions focus on the maturity of the bonds under consideration. In a falling interest rate environment, the Fund buys longer maturity bonds. In a rising interest rate environment, the Fund buys shorter maturity bonds. The Fund may increase its allocation to U.S. government agency bonds when they have a more favorable yield premium than do U.S. Treasuries. After choosing the desired maturity, the Fund attempts to exploit pricing inefficiencies and purchase the cheapest securities in a maturity range.

The Fund may sell a security:
 .if the security is more expensive for its maturity range;
 .to realign the overall maturity of the Fund's portfolio;
 .if other securities present more attractive investment opportunities; or .to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise, the price of the Fund's fixed-income securities will fall. This risk is greater for longer maturity securities. The prices of STRIPS can be more volatile than other Treasury securities when market interest rates change.

Subordinated debt securities issued by government sponsored entities ("GSEs") are junior in right of payment to certain other GSE existing and future obligations. The issuing GSE may be required to defer payment of interest on outstanding subordinated debt securities if it does not meet capital requirements for the agency or for other reasons.

Due to the conservative nature of this Fund, it may be suitable for you if you want higher current income than a stable-priced money market fund, but with greater price stability than a longer-term bond fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five- and ten-year period compare to an index of intermediate-term Treasury securities gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (Class A Shares)*

[CHART]

Year End     Percentage
--------     ----------
  '91           13.52
  '92            6.57
  '93           10.84
  '94           -3.61
  '95           16.75
  '96            0.33
  '97            8.03
  '98            9.08
  '99           -2.26
  '00           10.56

During the ten-year period shown in the bar chart, the highest quarterly return was 6.09% for the quarter ended September 30, 1998; and the lowest return was -3.45% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                                                    1 year 5 years 10 years
  SAFECO Intermediate-Term U.S. Treasury Fund*
  Class A                                            5.60%  4.06%   6.29%
  Class B                                            4.78%  4.07%   6.47%

  Merrill Lynch Intermediate-Term Treasury Index**  10.19%  6.14%   7.18%

--------------------------------------------------------------------------------

 * Returns have not been restated to reflect Rule 12b-1 fes prior to September 30, 1996, and would be lower if they were.

** The Merrill Lynch Intermediate-Term Treasury Index is an unmanaged index comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years. The index does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account).


                            Class A Class B
    Maximum sales charge
    (load) imposed on
    purchases (as a
    percentage of
    purchase price)          4.50%*   None

    Maximum deferred sales
    charge (load) as a
    percentage (of sale or
    purchase price
    whichever is less)        None   5.00%**

    Sales charge on
    reinvested diviends       None    None

    Redemption or exchange
    fees+                     None    None

    Annual low balance
    fee++                      $12     $12

 * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
 + There is a $20 charge for wire redemption.
++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                     Class A Class B
    Management Fees   0.55%   0.55%
    12b-1 Fees        0.25%   1.00%
    Other Expenses    0.79%   0.81%
    Total Annual
    Fund Operating
    Expenses          1.59%   2.36%
    Expense
    Reimbursement*    0.39%   0.41%
    Net Expenses      1.20%   1.95%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                   1 year 3 years 5 years 10 years*
  Class A                           $567   $814   $1,080   $1,839

  Class B--with redemption          $698   $912   $1,252   $1,893
         --without redemption       $198   $612   $1,052   $1,893

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Intermediate-Term U.S. Treasury Fund is managed by Naomi Urata, Vice President of SAM. Ms. Urata began managing the Fund in 1999. She was a manager or co-manager of the SAFECO Money Market Fund from 1994 to 2000.

SAFECO GNMA Fund
SAFECO GNMA Fund seeks to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. government securities.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest at least 65% of its total assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), called Ginnie Maes. Ginnie Maes guarantee the timely payment of principal and interest on pools of mortgage loans and are backed by the full faith and credit of the United States government. GNMA certificates in which the Fund may invest include modified pass-through securities which "pass through" to investors monthly interest and principal payments from the mortgage payments in the pool, and Collateralized Mortgage Obligations (CMOs), which break up mortgage pools into separate maturity classes to provide a more predictable stream of interest and principal payments.

The Fund may invest up to 35% of its total assets in other U.S. government securities, including:
 .securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury bills, notes and bonds;
 .securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC); .securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA); and .other Collateralized Mortgage Obligations (CMOs) issued by the U.S. government or one of its agencies.

The Fund may also invest in mortgage obligations issued by private issuers that are collateralized by obligations issued by the U.S. government or one of its agencies.

The decision to buy or sell securities in the Fund generally falls into one or more of the following categories:
 .The advisor desires to move in or out of various mortgage-backed securities sectors based upon their relative values, to reduce the Fund's investment in sectors viewed as overvalued, while increasing the Fund's investment in undervalued sectors. The advisor's outlook on interest rates and the likely effect of a movement in the interest rate market on a homeowner's decision whether to refinance his/her home mortgage, play a part in the advisor's analysis of the relative values of these sectors.

 .The advisor will generally shorten or lengthen the Fund's average maturity and duration based upon the advisor's long-term interest rate outlook. Duration is a measure of a debt security's sensitivity to interest rates.
 .The advisor may on occasion need to raise cash to meet shareholder redemptions. On those occasions the advisor will consider the same criteria used for buy/sell decisions stated above, as well as the ability to get a fair price for a particular security given then-current market conditions.

With each buy/sell decision, the advisor also considers the effect the transaction may have on the performance of the Fund's portfolio as a whole.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk and prepayment risk. Generally, when market interest rates rise the price of the Fund's fixed-income securities will fall. This risk is greater for longer maturity securities. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the

Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow.

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk are amplified if the investment is in a Collateralized Mortgage Obligation. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

This Fund offers a combination of relative price stability and yield. It may be suitable for you if you want to earn more income than you can earn with U.S. Treasury securities, yet still wish to own a portfolio of securities with the backing of the U.S. government.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares. On May 1, 2000, the Fund began offering Class A and B shares. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of GNMA securities gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (Class A Shares)*

[CHART]

Year End     Percentage
--------     ----------
  '91           14.81
  '92             6.7
  '93            7.08
  '94           -4.27
  '95           15.48
  '96            3.98
  '97            8.97
  '98            6.84
  '99            0.16
  '00            9.25

During the ten-year period shown in the bar chart, the highest quarterly return was 5.02% for the quarter ended September 30, 1991; and the lowest return was -3.58% for the quarter ended March 31, 1994.

* Returns have not been restated to reflect Rule 12b-1 fees prior to May 1, 2000, and would be lower if they were.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                              1 year 5 years 10 years
  SAFECO GNMA Fund*
  Class A                      4.32%  4.82%   6.28%
  Class B                      3.82%  5.39%   6.70%

  Merrill Lynch GNMA Index**  11.22%  7.04%   8.07%

 * Returns have not been restated to reflect Rule 12b-1 fees prior to May 1, 2000, and would be lower if they were.

** The Merrill Lynch GNMA Index is an unmanaged index comprised of 132 issues of government pass-through mortgages with maturities from 15 to 30 years and par value of $100 million. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                                 Class A Class B
  Maximum sales charge (load)
  imposed on purchases (as a
  percentage of purchase price)   4.50%*   None

  Maximum deferred sales charge
  (load) as a percentage (of
  sale or purchase price
  whichever is less)               None   5.00%**

  Sales charge on reinvested
  dividends                        None    None

  Redemption or exchange fees+     None    None

  Annual low balance fee++          $12     $12

  * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
 ** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
  + There is a $20 charge for wire redemption.
 ++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                     Class A Class B
    Management Fees   0.55%   0.55%
    12b-1 Fees        0.25%   1.00%
    Other Expenses    0.47%   0.44%
    Total Annual
    Fund Operating
    Expenses          1.27%   1.99%
    Expense
    Reimbursement*    0.07%   0.04%
    Net Expenses      1.20%   1.95%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                     1 year 3 years 5 years 10 years*
  Class A                             $567   $814   $1,080   $1,839

  Class B--with redemption            $698   $912   $1,252   $1,893
         --without redemption         $198   $612   $1,052   $1,893

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO GNMA Fund is managed by a team of investment professionals at SAM. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

SAFECO Managed Bond Fund
The SAFECO Managed Bond Fund seeks to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment-grade debt securities.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, under normal market conditions the Fund will invest at least 65% of its total assets in bonds, most of which will be investment-grade quality, whether rated or unrated. At least 50% of the Fund's total assets will be invested in U.S. government securities. The Fund may also invest in mortgage-backed or asset-backed securities.

The advisor analyzes each security it considers for purchase on a stand-alone basis and on how the security fits into the Fund's overall investment portfolio. The advisor will consider:
 .the price of the security relative to its rating and market sector; .structural features, such as an issuer's right to buy the bond back at a stated price (a "call"), or the Fund's right to require an issuer to buy the bond back at a stated price (a "put");
 .the effect the security might have on the existing diversification of Fund assets and allocation among various market sectors; and .the effect the security might have on the yield and sensitivity to interest rate changes of the Fund's overall portfolio.

The Fund may sell a security if:
 .a different sector of the market is more attractive;
 .another security within the same market sector offers a better value; .if a security's rating is downgraded and would cause more than 5% of the Fund's assets to be invested in below investment-grade securities; or .to raise cash to meet shareholder redemptions.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

  MOODY'S            S&P                  FITCH
    Aaa               AAA                  AAA
     Aa                AA                   AA
      A                 A                    A
    Baa               BBB                  BBB

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. In addition, investment in the Fund can carry risks associated with mortgage-backed securities and asset-backed securities. During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Fund. The underlying borrower(s) of an asset-backed security may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

This Fund may be suitable for you if you want high current income and stability of capital.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a widely recognized index of government and corporate bonds gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.



 Annual Total Returns (Class A Shares)*

[CHART]

Year End     Percentage
--------     ----------
  '91
  '92
  '93
  '94
  '95           17.35
  '96            0.07
  '97            7.78
  '98            7.87
  '99           -4.24
  '00           11.19

Since the Fund's inception in 1994, the highest quarterly return was 5.74% for the quarter ended June 30, 1995; and the lowest return was -3.27% for the quarter ended March 31, 1996.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 and would be lower if they were.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                                                           February 28, 1994
                                                            (inception) to
                                            1 year 5 years December 31, 2000
  SAFECO Managed Bond Fund*
  Class A                                    6.22%  3.43%        4.45%
  Class B                                    5.39%  3.29%        4.60%

  Lehman Brothers Gov't/Corp. Bond Index**  11.85%  6.24%        6.80%

--------------------------------------------------------------------------------

 * Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The Lehman Brothers Gov't/Corp. Bond Index is an unmanaged index comprised of every major U.S. government and investment-grade corporate bond with more than a year remaining until maturity. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                            Class A Class B
    Maximum sales charge
    (load) imposed on
    purchases (as a
    percentage of purchase
    price)                   4.50%*   None

    Maximum deferred sales
    charge (load) as a
    percentage (of sale or
    purchase price
    whichever is less)        None   5.00%**

    Sales charge on
    reinvested dividends      None    None

    Redemption or exchange
    fees+                     None    None

    Annual low balance
    fee++                      $12     $12

 * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
 + There is a $20 charge for wire redemption.
++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                     Class A Class B
    Management Fees   0.50%   0.50%
    12b-1 Fees        0.25%   1.00%
    Other Expenses    1.32%   1.29%
    Total Annual
    Fund Operating
    Expenses          2.07%   2.79%
    Expense
    Reimbursement*    0.92%   0.89%
    Net Expenses      1.15%   1.90%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                     1 year 3 years 5 years 10 years*
  Class A                             $562   $799   $1,054   $1,785

  Class B--with redemption            $693   $897   $1,226   $1,839
         --without redemption         $193   $597   $1,026   $1,839

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Managed Bond Fund is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has managed the Fund since 1997. From 1995 to 1996 he was Vice President and a portfolio manager for First Interstate Capital Management Company.

SAFECO California Tax-Free Income Fund
The SAFECO California Tax-Free Income Fund seeks to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.
This Fund is available to California, Oregon,
Nevada and Arizona residents.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, the Fund invests primarily in investment grade municipal bonds issued by the state of California or its political subdivisions and having average maturities of 15-25 years. The Fund invests:
 .at least 80% of its assets in securities whose interest is exempt from federal income tax and California personal income tax;
 .at least 65% of its assets in investment grade municipal bonds with a maturity of more than one year; and .up to 20% of its total assets in unrated municipal bonds, as long as they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers among other things:
 .yield;
 .maturity;
 .structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");
 .credit quality (including the underlying rating of insured bonds);
 .the project the issuer is financing;
 .the original offering price;
 .any state or local tax exemption;
 .the amount of discount off or premium on the stated principal amount of the bond represented by the price offered; and .whether the bond appears to offer the best overall value when compared to other available bonds.

The advisor favors long maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

  MOODY'S          S&P                FITCH
    Aaa             AAA                AAA
     Aa              AA                 AA
      A               A                  A
    Baa             BBB                BBB

The Fund may sell bonds when:
 .they become fully valued;
 .more attractively valued bonds become available; or .to raise cash to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with shorter average maturities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

Because the Fund concentrates its investments in a single state, there may be more fluctuation in the value of its securities than is the case for mutual funds whose portfolios are more geographically diverse. This Fund may be suitable for you if you wish to earn income that is free from federal income tax and free from California state personal income tax.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of municipal bonds having long maturities gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.


 Annual Total Returns (Class A Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91           12.55
  '92               8
  '93           13.23
  '94            -9.2
  '95           26.14
  '96            2.56
  '97           11.29
  '98            5.73
  '99           -9.41
  '00           18.41

During the ten-year period shown in the bar chart, the highest quarterly return was 10.59% for the quarter ended March 31, 1995; and the lowest return was-6.16% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------

* Returns have not been reinstated to reflect Rule 12b-1 fees prior to September 30, 1996 and would be lower if they were.

SAFECO MUTUAL FUNDS                                               1-800-528-6501


 Average Annual Total Returns as of December 31, 2000

                                                   1 year  5 years 10 years
  SAFECO California Tax-Free Income Fund*
  Class A                                          13.09%   4.33%    6.90%
  Class B                                          12.63%   4.31%    7.06%

  The Lehman Brothers Long Municipal Bond Index**  16.50%   6.20%    8.09%

--------------------------------------------------------------------------------

 * Returns have not been reinstated to reflect Rule 12b-1 fees prior to September 30, 1996 and would be lower if they were.

** The Lehman Brothers Long Municipal Bond Index is an unmanaged index that includes investment-grade municipal bonds issued as part of deals over $50 million and with a maturity of at least 22 years. The index is not limited to California issuers. The index does not reflect fees, brokerage commissions or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)

                            Class A Class B
    Maximum sales charge
    (load) imposed on
    purchases (as a
    percentage of purchase
    price)                   4.50%*   None

    Maximum deferred sales
    charge (load) as a
    percentage (of sale or
    purchase price
    whichever is less)        None   5.00%**

    Sales charge on
    reinvested dividends      None    None

    Redemption or exchange
    fees+                     None    None

    Annual low balance
    fee++                      $12     $12

 * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
 + There is a $20 charge for wire redemption.
++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.


--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                           Class A Class B
    Management Fees         0.50%   0.50%
    12b-1 Fees              0.25%   1.00%
    Other Expenses          0.30%   0.22%
    Total Annual Fund
    Operating Expenses      1.05%   1.72%
    Expense
    Reimbursement*           None    None
    Net Expenses            1.05%   1.72%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.


--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                 1 year 3 years 5 years 10 years*
  Class A                         $552   $769   $1,003   $1,675

  Class B--with redemption        $675   $842   $1,133   $1,683
         --without redemption     $175   $542     $933   $1,683

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.

The SAFECO California Tax-Free Income Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO California Tax-Free Income Fund since 1983 and manages other SAFECO Funds.

SAFECO Municipal Bond Fund
The SAFECO Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better with average maturities of 15-25 years. The Fund invests:
 .at least 80% of its assets in securities whose interest is exempt from federal income tax;
 .at least 65% of its assets in investment grade municipal bonds with a maturity of more than one year; and .up to 20% of its total assets in unrated municipal bonds, as long as they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers, among other things:
 .yield;
 .maturity;
 .structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");
 .credit quality (including the underlying rating of insured bonds);
 .the project the issuer is financing;
 .the original offering price;
 .any state or local tax exemption; and
 .the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features. The advisor also considers the relative weighting of the Fund's holdings among states. The advisor favors long maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

  MOODY'S           S&P            FITCH
    Aaa             AAA             AAA
     Aa              AA              AA
      A               A               A
    Baa             BBB             BBB

The Fund may sell bonds when:
 .they become fully valued;
 .when more attractively valued bonds become available; or .to raise cash to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with a shorter average maturity.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This Fund may be suitable for you if you seek high current tax-exempt income and relative stability of principal.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of municipal bonds having long maturities gives you an idea of some of the risks of investing in the Fund. The Fund's returns in the following bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of Fund dividends and distributions as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results. Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.



 Annual Total Returns (Class A Shares)*

[CHART]

Year End     Percentage
--------     ----------
  '91           13.78
  '92            8.75
  '93           12.66
  '94           -8.25
  '95           21.48
  '96            3.18
  '97           10.17
  '98            5.75
  '99           -6.47
  '00           13.76

During the ten-year period shown in the bar chart, the highest quarterly return was 8.82% for the quarter ended March 31, 1995; and the lowest return was -6.77% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns as of December 31, 2000

                                               1 year 5 years 10 years
  SAFECO Municipal Bond Fund*
  Class A                                       8.62%  4.09%   6.61%
  Class B                                       7.87%  4.10%   6.79%
  Lehman Brothers Long Municipal Bond Index**  16.50%  6.20%   8.09%

--------------------------------------------------------------------------------

 * Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 and would be lower if they were.

** The Lehman Brothers Long Municipal Bond Index is an unmanaged index that includes investment-grade municipal bonds issued as part of deals over $50 million and with a maturity of at least 22 years. The index does not reflect fees, brokerage commissions, or other costs of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future results.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                            Class A Class B
    Maximum sales charge
    (load) imposed on
    purchases (as a
    percentage of purchase
    price)                   4.50%*   None

    Maximum deferred sales
    charge (load) as a
    percentage (of sale or
    purchase price
    whichever is less)        None   5.00%**

    Sales charge on
    reinvested dividends      None    None

    Redemption or exchange
    fees+                     None    None

    Annual low balance
    fee++

 * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
 + There is a $20 charge for wire redemption.
++ An annual low balance fee is charged in December for accounts with balance under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)

                            Class A Class B
    Management Fees          0.47%   0.47%
    12b-1 Fees               0.25%   1.00%
    Other Expenses           0.25%   0.24%
    Total Annual Fund
    Operating Expenses       0.97%   1.71%
    Expense
    Reimbursement*            None    None
    Net Expenses             0.97%   1.71%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                     1 year 3 years 5 years 10 years*
  Class A                             $545   $745     $962   $1,586

  Class B--with redemption            $674   $839   $1,128   $1,636
         --without redemption         $174   $539     $928   $1,636

 * Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Municipal Bond Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO Municipal Bond Fund since 1981, and manages other SAFECO Funds.

SAFECO Money Market Fund
The SAFECO Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Fund may invest in:
 .commercial paper of both domestic and foreign issuers;
 .negotiable and non-negotiable certificates of deposit, bankers' acceptances and other short-term obligations of U.S. and foreign banks;
 .repurchase agreements in which the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price;
 .variable and floating rate instruments that change interest rates periodically to keep their market value at par;
 .U.S. government securities;
 .restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2);
 .corporate obligations such as publicly traded bonds and notes;
 .asset-backed securities that represent interests in pools of consumer loans, automobile loans, credit card loans, and installment loan contracts; .mortgage-backed securities; and
 .when-issued and delayed delivery securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued and delivered against payment in the future, typically 30 to 45 days after the date of commitment.

When evaluating a security for purchase, the advisor considers, among other things:
 .yield;
 .maturity;
 .issuer credit quality; and
 .relative value compared with other alternatives.

The Fund may sell a security if:
 .the advisor becomes concerned about the issuer's creditworthiness; .a more attractive alternative is available; or .to raise cash to meet shareholder redemptions.

Principal Risk of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will fluctuate with short-term interest rates.

The Fund may be suitable for you if you seek safety and stability of principal.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

On September 30, 1996, all of the then-existing shares of the Fund were redesignated No-Load Class shares and the Fund began offering Class A and B shares. The Fund began offering Class C shares on May 1, 2000. The fees and expenses for each share class may be different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total returns have varied each year and its average annual total returns over a one-, five- and ten-year period give you an idea of some of the risks of investing in the Fund.

The Fund's returns in the following bar chart and table are net of annual operating expenses. All figures assume reinvestment of Fund dividends as well as share price gain or loss. As with all mutual funds, past performance does not guarantee future results.


 Annual Total Returns (Class A Shares)

[CHART]

Year End     Percentage
--------     ----------
  '91            5.74
  '92            3.27
  '93             2.5
  '94            3.53
  '95            5.28
  '96            4.78
  '97            4.97
  '98            4.92
  '99            4.64
  '00            5.91


During the ten-year period shown in the chart, the highest quarterly return was 1.61% for the quarter ended March 31, 1991, and the lowest return was 0.59% for the quarter ended June 30, 1993.

SAFECO MUTUAL FUNDS                                               1-800-528-6501



 Average Annual Total Returns and 7-Day Yield as of December 31, 2000

                                                        7-day Yield
                                                       (period ended
                             1 year 5 years 10 years December 31, 2000)
  SAFECO Money Market Fund*
  Class A                    5.91%   5.04%   4.55%         5.94%

  Class B                    5.93%   5.01%   4.53%         5.94%

  Class C                    5.87%   5.00%   4.53%         5.94%

--------------------------------------------------------------------------------
For updated yield information, call 1-800-463-8794.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


 Maximum Sales Charges and Shareholder Fees (fees paid directly from your account)


                       Class A Class B Class C
   Maximum sales
   charge (load)
   imposed on
   purchases (as a
   percentage of
   purchase price)      None*    None   None

   Maximum deferred
   sales charge
   (load) as a
   percentage (of
   sale or purchase
   price whichever is
   less)                None   None**   None***

   Sales charge of
   reinvested
   dividends            None     None   None

   Redemption or
   exchange fees+       None     None   None

   Annual low balance
   fee++                 $12      $12    $12

  * Shares of the Money Market Fund do not currently carry any sales load.
 ** A contingent deferred sales charge may apply if you redeem Money Market Fund shares that were purchased by exchange from another Fund.
*** A 1.00% contingent deferred sales charge may apply if you redeem within the first twelve months of the initial purchase Money Market Fund shares that were purchased by exchange from another Fund.
  + There is a $20 charge for wire redemption.
 ++ An annual low balance fee is charged in December for accounts with balances under $1,000 in the Fund.

--------------------------------------------------------------------------------

 Annual Fund Operating Expenses (expenses deducted from Fund assets)


                         Class A Class B Class C
    Management Fees       0.50%   0.50%   0.50%
    12b-1 Fees*            None    None    None
    Other Expenses        0.54%   0.63%   0.48%
    Total Annual Fund
    Operating Expenses    1.04%   1.13%   0.98%
    Expense
    Reimbursement*        0.24%   0.33%   0.18%
    Net Expenses          0.80%   0.80%   0.80%

 * The Fund does not currently pay any 12b-1 fees. Shareholders will be notified in advance by a supplement to the prospectus in the event that the Fund establishes a Rule 12b-1 fee under its Rule 12b-1 Plan.
** SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,
   1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .30% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

--------------------------------------------------------------------------------


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

           1 year 3 years 5 years 10 years
  Class A   $82    $255    $444     $990

  Class B   $82    $255    $444     $990

  Class C   $82    $255    $444     $990

 Shares of the Money Market Fund are not currently subject to any 12b-1 fees.

Additional Investment Information

SAFECO MUTUAL FUNDS                                               1-800-528-6501

This prospectus describes some of the Funds' investment objectives and some of the policies and strategies by which each Fund intends to achieve its goal. More information about the Funds' investment policies and strategies is in the Statement of Additional Information. A Fund may exceed percentage limits that apply to particular investments if, after the Fund's investment, market movements cause asset values to change.

Investment Objective Changes. In rare circumstances, a Fund may, with approval from its board of trustees, change its investment objective. If this happens, the Fund may no longer meet your investment needs. We will notify you at least thirty days in advance if the board of trustees votes to change a Fund's objective.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, a Fund may hold cash or invest in high quality, short-term securities issued by an agency or instrumentality of the U.S. government, high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Fund taking a temporary defensive position may not achieve its investment objective in the short run.

Portfolio Turnover. The Funds may engage in active and frequent trading of their assets. If a Fund does trade this way, it may incur increased transaction costs and brokerage commissions, and may increase the Fund's taxable distributions, all of which can lower the actual return on your investment. The portfolio turnover rate for the Funds is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the special risks that may apply to investing in a particular Fund. See the "Principal Risks of Investing in the Fund" section for each Fund in this prospectus. You should also see the Statement of Additional Information for additional information about a Fund's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Funds are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Inflation Risk. High inflation can erode the dollar value of debt securities.

Interest Rate Risk. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

Liquidity Risk. A Fund may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as small or newly formed company stocks or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Fund invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Fund's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for each Fund, providing investment research, advice and supervision in the ongoing management of each Fund's portfolio. Based on each Fund's investment objective and policies, SAM determines what securities the Fund will purchase, retain or sell and implements those decisions. Each Fund pays SAM an annual advisory fee based on a percentage of that Fund's average daily net assets, calculated each business day and paid monthly. The Funds paid SAM advisory fees at the following rates, as a percentage of average daily net assets, for the year ended December 31, 2000:

  Growth Opportunities Fund              0.66%
  Equity Fund                            0.61%
  Dividend Income Fund                   0.70%
  Northwest Fund                         0.70%
  International Stock Fund               1.00%
  Balanced Fund                          0.70%
  Small Company Value Fund               0.75%
  U.S. Value Fund                        0.70%
  High-Yield Bond Fund                   0.65%
  Intermediate-Term U.S. Treasury Fund   0.55%
  GNMA Fund                              0.55%
  Managed Bond Fund                      0.50%
  California Tax-Free Income Fund        0.50%
  Municipal Bond Fund                    0.47%
  Money Market Fund                      0.50%

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Bank of Ireland Asset Management (U.S.) Limited (the "sub-advisor") acts as an investment sub-advisor to the SAFECO International Stock Fund. The sub-advisor's headquarters office is located at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office is located at 2 Greenwich Plaza, Greenwich, Connecticut. The sub-advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland. For the year ended December 31, 2000, SAM paid the sub-advisor sub-advisory fees of
 .60% of the average daily net assets of the International Stock Fund.

Financial Highlights

The Financial Highlights tables which follow are intended to help you understand the Funds' financial performance for the past five years (or, if shorter, since commencement of their operations). Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Funds' independent auditors, whose report, along with the Funds' financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.

SAFECO Growth Opportunities Fund
(For a Class A Share Outstanding Throughout the
Period)

                                                                   Three-Month
                                                                   Period Ended
                                For the Year Ended December 31     December 31

                                 2000     1999     1998     1997       1996

  Net asset value at
  beginning of period            $23.21   $22.66   $22.39  $16.97     $15.45

  Income (loss) from
  investment operations
   Net investment loss            (0.25)   (0.19)   (0.05)  (0.02)     (0.02)
   Net realized and unrealized
   gain (loss) on investments     (0.80)    0.74     1.05    8.44       1.77

-------------------------------------------------------------------------------

   Total from investment
   operations                     (1.05)    0.55     1.00    8.42       1.75

  Less distributions
   Distributions from realized
   gains                             --       --    (0.73)  (3.00)     (0.23)

-------------------------------------------------------------------------------

  Net asset value at end of
  period                         $22.16   $23.21   $22.66  $22.39     $16.97

-------------------------------------------------------------------------------

  Total return+                  (4.52%)   2.43%    4.47%  49.61%     11.35%*

  Net assets at end of period
  (000's)                       $26,020  $27,597  $33,712  $4,076       $187

  Ratio of gross expenses to
  average net assets              1.49%    1.34%    1.00%   1.06%      1.12%**

  Ratio of net expenses to
  average net assets              1.31%    1.23%    1.00%   1.06%      1.12%**

  Ratio of net investment loss
  to average net assets          (1.00%)  (0.80%)  (0.40%) (0.33%)    (0.58%)**

  Portfolio turnover rate        62.84%   38.32%   54.58%  82.57%     82.93%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Growth Opportunities Fund
(For a Class B Share Outstanding Throughout the
Period)


                                                                   Three-Month
                                                                   Period Ended
                                For the Year Ended December 31     December 31

                                 2000     1999     1998     1997       1996

  Net asset value at
  beginning of period            $22.57   $22.21   $22.19  $16.94     $15.45

  Income (loss) from
  investment operations
   Net investment loss            (0.41)   (0.35)   (0.15)  (0.08)     (0.05)
   Net realized and unrealized
   gain (loss) on investments     (0.74)    0.71     0.90    8.33       1.77

-------------------------------------------------------------------------------

   Total from investment
   operations                     (1.15)    0.36     0.75    8.25       1.72

  Less distributions
   Distributions from realized
   gains                             --       --    (0.73)  (3.00)     (0.23)

-------------------------------------------------------------------------------

  Net asset value at end of
  period                         $21.42   $22.57   $22.21  $22.19     $16.94

-------------------------------------------------------------------------------

  Total return+                  (5.10%)   1.62%    3.38%  48.70%     11.15%*

  Net assets at end of period
  (000's)                       $12,391  $14,637  $15,569  $1,402       $116

  Ratio of gross expenses to
  average net assets              2.16%    2.24%    1.91%   1.88%      1.87%**

  Ratio of net expenses to
  average net assets              2.06%    2.03%    1.91%   1.88%      1.87%**

  Ratio of net investment loss
  to average net assets          (1.71%)  (1.59%)  (1.28%) (1.16%)    (1.38%)**

  Portfolio turnover rate        62.84%   38.32%   54.58%  82.57%     82.93%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Growth Opportunities Fund
(For a Class C Share Outstanding Throughout the
Period)

                                                                  Eight-Month
                                                                 Period Ended
                                                                 December 31++

                                                                     2000

  Net asset value at
  beginning of period                                                $23.34

  Loss from investment
  operations
   Net investment loss                                                (0.23)
   Net realized and unrealized loss on investments                    (1.71)

------------------------------------------------------------------------------

   Total from investment operations                                   (1.94)

------------------------------------------------------------------------------

  Net asset value at end of period                                   $21.40

------------------------------------------------------------------------------

  Total return+                                                      (8.27%)*

  Net assets at end of period (000's)                                  $120

  Ratio of gross expenses to average net assets                       2.02%**

  Ratio of net expenses to average net assets                         2.02%**

  Ratio of net investment loss to average net assets                 (1.71%)**

  Portfolio turnover rate                                            62.84%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO Equity Fund
(For a Class A Share Outstanding Throughout the
Period)


                                                                        Three-Month
                                                                        Period Ended
                                     For the Year Ended December 31     December 31

                                      2000     1999     1998     1997       1996

  Net asset value at
  beginning of period                 $24.06   $23.27   $19.55  $16.62     $15.85

  Income (loss) from investment
  operations
   Net investment income                0.04     0.11     0.18    0.14       0.04
   Net realized and unrealized
   gain (loss) on investments          (2.77)    2.02     4.65    3.77       1.35

------------------------------------------------------------------------------------

   Total from investment operations    (2.73)    2.13     4.83    3.91       1.39

  Less distributions
   Dividends from net investment
   income                              (0.04)   (0.11)   (0.18)  (0.14)     (0.04)
   Distributions from realized
   gains                               (0.61)   (1.23)   (0.93)  (0.84)     (0.58)

------------------------------------------------------------------------------------

   Total distributions                 (0.65)   (1.34)   (1.11)  (0.98)     (0.62)

------------------------------------------------------------------------------------

  Net asset value at end of period    $20.68   $24.06   $23.27  $19.55     $16.62

------------------------------------------------------------------------------------

  Total return+                      (11.34%)   9.13%   24.77%  23.56%      8.78%*

  Net assets at end of period
  (000's)                            $53,410  $61,625  $50,354  $7,247     $2,894

  Ratio of gross expenses to
  average net assets                   1.35%    1.12%    0.88%   1.24%      0.97%**

  Ratio of net expenses to
  average net assets                   1.26%    1.12%    0.88%   1.24%      0.97%**

  Ratio of net investment income to
  average net assets                   0.19%    0.44%    0.89%   0.74%      1.38%**

  Portfolio turnover rate             35.25%   33.66%   32.94%  34.26%     59.34%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Equity Fund
(For a Class B Share Outstanding Throughout the
Period)


                                                                     Three-Month
                                                                     Period Ended
                                 For the Year Ended December 31      December 31

                                  2000     1999     1998     1997        1996

  Net asset value at
  beginning of period             $23.83   $23.15   $19.55   $16.60     $15.85

  Income (loss) from investment
  operations
   Net investment income (loss)    (0.13)   (0.07)   (0.03)    0.02       0.02
   Net realized and unrealized
   gain (loss) on investments      (2.71)    1.98     4.56     3.79       1.33

---------------------------------------------------------------------------------

   Total from investment
   operations                      (2.84)    1.91     4.53     3.81       1.35

  Less distributions
   Dividends from net
   investment income                  --       --       --    (0.02)     (0.02)
   Distributions from realized
   gains                           (0.61)   (1.23)   (0.93)   (0.84)     (0.58)

---------------------------------------------------------------------------------

   Total distributions             (0.61)   (1.23)   (0.93)   (0.86)     (0.60)

---------------------------------------------------------------------------------

  Net asset value at end of
  period                          $20.38   $23.83   $23.15   $19.55     $16.60

---------------------------------------------------------------------------------

  Total return+                  (11.91%)   8.18%   23.16%   22.93%      8.50%*

  Net assets at end of period
  (000's)                        $20,349  $28,260  $17,232   $3,565       $355

  Ratio of gross expenses to
  average net assets               2.06%    2.05%    1.94%    1.81%      1.75%**

  Ratio of net expenses to
  average net assets               2.01%    1.95%    1.94%    1.81%      1.75%**

  Ratio of net investment
  income (loss) to average net
  assets                          (0.54%)  (0.41%)  (0.21%)   0.12%      0.51%**

  Portfolio turnover rate         35.25%   33.66%   32.94%   34.26%     59.34%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Equity Fund
(For a Class C Share Outstanding Throughout the
Period)


                                                                  Eight-Month
                                                                 Period Ended
                                                                 December 31++

                                                                     2000

  Net asset value at beginning of period                             $22.87

  Income (loss) from investment operations
   Net investment loss                                                (0.06)
   Net realized and unrealized loss on investments                    (1.80)

------------------------------------------------------------------------------

   Total from investment operations                                   (1.86)

  Less distributions
   Distributions from realized gains                                  (0.61)

------------------------------------------------------------------------------

  Net asset value at end of period                                   $20.40

------------------------------------------------------------------------------

  Total return+                                                      (8.08%)*

  Net assets at end of period (000's)                                  $119

  Ratio of gross expenses to average net assets                       1.84%**

  Ratio of net expenses to average net assets                         1.84%**

  Ratio of net investment loss to average net assets                 (0.44%)**

  Portfolio turnover rate                                            35.25%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO Dividend Income Fund
(For a Class A Share Outstanding Throughout the
Period)

                                                                    Three-Month
                                                                    Period Ended
                                  For the Year Ended December 31    December 31
                                   2000    1999     1998    1997        1996
  Net asset value at
  beginning of period             $22.52   $23.55  $24.02   $21.15     $20.03

  Income (loss) from investment
  operations
   Net investment income            0.35     0.42    0.48     0.51       0.12
   Net realized and unrealized
   gain (loss) on investments      (1.84)   (0.20)   0.81     4.98       1.65

--------------------------------------------------------------------------------

    Total from investment
    operations                     (1.49)    0.22    1.29     5.49       1.77

  Less distributions
   Dividends from net investment
   income                          (0.35)   (0.42)  (0.48)   (0.51)     (0.12)
   Distributions from realized
   gains                              --    (0.83)  (1.28)   (2.11)     (0.53)

--------------------------------------------------------------------------------

    Total distributions            (0.35)   (1.25)  (1.76)   (2.62)     (0.65)

--------------------------------------------------------------------------------

  Net asset value at end of
  period                          $20.68   $22.52  $23.55   $24.02     $21.15

--------------------------------------------------------------------------------

  Total return+                   (6.59%)   1.01%   5.38%   26.15%      8.85%*

  Net assets at end of period
  (000's)                         $1,092   $2,046  $2,073     $742       $193

  Ratio of gross expenses to
  average net assets               1.62%    1.47%   1.34%    1.14%      1.03%**

  Ratio of net expenses to
  average net assets               1.35%    1.31%   1.34%    1.14%      1.03%**

  Ratio of net investment Income
  to average net assets            1.56%    1.84%   2.16%    2.50%      2.66%**

  Portfolio turnover rate         45.01%   42.25%  46.14%   52.14%     37.84%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Dividend Income Fund
(For a Class B Share Outstanding Throughout the
Period)


                                                                     Three-Month
                                                                     Period Ended
                                     For the Year Ended December 31  December 31
                                       2000    1999    1998    1997       1996
  Net asset value at
  beginning of period                $22.53  $23.57  $23.95  $21.12     $20.03

  Income (loss) from investment
  operations
   Net investment income               0.18    0.25    0.30    0.38       0.10
   Net realized and unrealized gain
   (loss) on investments              (1.82)  (0.21)   0.90    4.94       1.62

---------------------------------------------------------------------------------

   Total from investment operations   (1.64)   0.04    1.20    5.32       1.72

  Less distributions
   Dividends from net investment
   income                             (0.18)  (0.25)  (0.30)  (0.38)     (0.10)
   Distributions from realized
   gains                                 --   (0.83)  (1.28)  (2.11)     (0.53)

---------------------------------------------------------------------------------

   Total distributions                (0.18)  (1.08)  (1.58)  (2.49)     (0.63)

---------------------------------------------------------------------------------

  Net asset value at end of period   $20.71  $22.53  $23.57  $23.95     $21.12

---------------------------------------------------------------------------------

  Total return+                      (7.29%)  0.18%   5.03%  25.35%      8.60%*

  Net assets at end of period
  (000's)                            $1,532  $2,365  $2,176    $798       $112

  Ratio of gross expenses to
  average net assets                  2.27%   2.22%   2.08%   1.83%      1.79%**

  Ratio of net expenses to
  average net assets                  2.10%   2.06%   2.08%   1.83%      1.79%**

  Ratio of net investment Income to
  average net assets                  0.80%   1.09%   1.45%   1.79%      1.99%**

  Portfolio turnover rate            45.01%  42.25%  46.14%  52.14%     37.84%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Dividend Income Fund
(For a Class C Share Outstanding Throughout the
Period)

                                      Eight-Month
                                      Period Ended
                                     December 31 ++

                                          2000

  Net asset value at
  beginning of period                    $21.06

  Income (loss) from investment
  operations
   Net investment income                   0.12
   Net realized and unrealized gain
   (loss) on investments                  (0.31)

---------------------------------------------------

   Total from investment operations       (0.19)

  Less distributions
   Dividends from net investment
   income                                 (0.12)

---------------------------------------------------

  Net asset value at end of period       $20.75

---------------------------------------------------

  Total return+                          (0.90%)*

  Net assets at end of period
  (000's)                                   $99

  Ratio of gross expenses to
  average net assets                      1.95%**

  Ratio of net expenses to
  average net assets                      1.95%**

  Ratio of net investment income to
  average net assets                      0.85%**

  Portfolio turnover rate                45.01%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO Northwest Fund
(For a Class A Share Outstanding Throughout the
Period)


                                                                  Three-Month
                                                                  Period Ended
                                 For the Year Ended December 31   December 31
                                  2000     1999    1998    1997       1996
  Net asset value at
  beginning of period             $25.01  $17.56  $17.25  $14.06     $13.78

  Income (loss) from investment
  operations
   Net investment loss             (0.14)  (0.12)  (0.16)  (0.06)     (0.01)
   Net realized and unrealized
   gain (loss) on investments      (3.93)   9.58    0.66    4.39       0.29

------------------------------------------------------------------------------

   Total from investment
   operations                      (4.07)   9.46    0.50    4.33       0.28

  Less distributions
   Distributions from realized
   gains                              --   (2.01)  (0.19)  (1.14)        --

------------------------------------------------------------------------------

  Net asset value at end of
  period                          $20.94  $25.01  $17.56  $17.25     $14.06

------------------------------------------------------------------------------

  Total return+                  (16.27%) 53.90%   2.87%  30.79%      2.03%*

  Net assets at end of period
  (000's)                         $6,621  $4,774  $2,208  $1,354       $369

  Ratio of gross expenses to
  average net assets               1.49%   1.56%   1.70%   1.42%      1.40%**

  Ratio of net expenses to
  average net assets               1.35%   1.36%   1.70%   1.42%      1.40%**

  Ratio of net investment loss
  to average net assets           (0.67%) (0.81%) (1.06%) (0.61%)    (0.39%)**

  Portfolio turnover rate         35.65%  48.52%  50.40%  55.42%     67.32%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Northwest Fund
(For a Class B Share Outstanding Throughout the
Period)

                                                                   Three-Month
                                                                   Period Ended
                                For the Year Ended December 31     December 31

                                 2000     1999    1998     1997        1996

  Net asset value at
  beginning of period            $24.46   $17.31  $17.09   $14.03     $13.78

  Income (loss) from
  investment operations
   Net investment loss            (0.30)   (0.25)  (0.23)   (0.10)     (0.03)
   Net realized and unrealized
   gain (loss) on investments     (3.83)    9.41    0.64     4.30       0.28

-------------------------------------------------------------------------------

   Total from investment
   operations                     (4.13)    9.16    0.41     4.20       0.25

  Less distributions
   Distributions from realized
   gains                             --    (2.01)  (0.19)   (1.14)        --

-------------------------------------------------------------------------------

  Net asset value at end of
  period                         $20.33   $24.46  $17.31   $17.09     $14.03

-------------------------------------------------------------------------------

  Total return+                 (16.88%)  52.57%   2.37%   29.93%      1.81%*

  Net assets at end of period
  (000's)                        $6,449   $4,842  $2,603   $1,204       $232

  Ratio of gross expenses to
  average net assets              2.22%    2.32%   2.30%    2.09%      2.18%**

  Ratio of net expenses to
  average net assets              2.10%    2.12%   2.30%    2.09%      2.18%**

  Ratio of net investment loss
  to average net assets          (1.42%)  (1.56%) (1.66%)  (1.30%)    (1.19%)**

  Portfolio turnover rate        35.65%   48.52%  50.40%   55.42%     67.32%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Northwest Fund
(For a Class C Share Outstanding Throughout the
Period)

                                           Eight-Month
                                          Period Ended
                                          December 31++

                                              2000

  Net asset value at
  beginning of period                         $24.21

  Loss from investment
  operations
   Net investment loss                         (0.21)
   Net realized and unrealized
   loss on investments                         (3.67)

-------------------------------------------------------

   Total loss from investment operations       (3.88)

-------------------------------------------------------

  Net asset value at end of period            $20.33

-------------------------------------------------------

  Total return+                              (16.03%)*

  Net assets at end of period
  (000's)                                       $103

  Ratio of gross expenses to
  average net assets                           2.07%**

  Ratio of net expenses to
  average net assets                           2.07%**

  Ratio of net investment loss to
  average net assets                          (1.34%)**

  Portfolio turnover rate                     35.65%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO International Stock Fund
(For a Class A Share Outstanding Throughout the
Period)

                                                                    Three-Month
                                                                    Period Ended
                                For the Year Ended December 31      December 31

                                 2000     1999     1998     1997        1996

  Net asset value at
  beginning of period            $16.89   $13.13   $11.55   $11.29     $10.39

  Income (loss) from
  investment operations
   Net investment income
   (loss)                          0.05    (0.01)   (0.04)    0.20         --
   Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions                   (1.92)    3.77     1.62     0.29       0.95

--------------------------------------------------------------------------------

   Total from investment
   operations                     (1.87)    3.76     1.58     0.49       0.95

  Less distributions
   Dividends from net
   investment income              (0.05)      --       --    (0.21)     (0.05)
   Distributions from realized
   gains                          (0.77)      --       --    (0.02)        --

--------------------------------------------------------------------------------

   Total distributions            (0.82)      --       --    (0.23)     (0.05)

--------------------------------------------------------------------------------

  Net asset value at end of
  period                         $14.20   $16.89   $13.13   $11.55     $11.29

--------------------------------------------------------------------------------

  Total return+                 (11.05%)  28.64%   13.68%    4.30%      9.19%*

  Net assets at end of period
  (000's)                        $1,423   $1,215     $629     $295       $154

  Ratio of gross expenses to
  average net assets              2.21%    2.11%    2.31%    2.13%      1.72%**

  Ratio of net expenses to
  average net assets              1.65%    1.73%    2.14%    1.87%      1.41%**

  Ratio of net investment
  income (loss) to average net
  assets                          0.04%   (0.06%)  (0.47%)   0.26%     (0.23%)**

  Portfolio turnover rate        32.77%   23.56%   25.62%   22.13%     18.51%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO International Stock Fund
(For a Class B Share Outstanding Throughout the
Period)

                                                                    Three-Month
                                                                    Period Ended
                                For the Year Ended December 31      December 31

                                 2000     1999     1998     1997        1996

  Net asset value at
  beginning of period            $16.56   $12.99   $11.53   $11.28     $10.39

  Income (loss) from
  investment operations
   Net investment income
   (loss)                         (0.09)   (0.10)   (0.11)    0.18         --
   Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions                   (1.82)    3.67     1.57     0.22       0.93

--------------------------------------------------------------------------------

   Total from investment
   operations                     (1.91)    3.57     1.46     0.40       0.93

  Less distributions
   Dividends from net
   investment income                 --       --       --    (0.13)     (0.04)
   Distributions from realized
   gains                          (0.77)      --       --    (0.02)        --

--------------------------------------------------------------------------------

   Total distributions            (0.77)      --       --    (0.15)     (0.04)

--------------------------------------------------------------------------------

  Net asset value at end of
  period                         $13.88   $16.56   $12.99   $11.53     $11.28

--------------------------------------------------------------------------------

  Total return+                 (11.52%)  27.48%   12.66%    3.48%      8.96%*

  Net assets at end of period
  (000's)                        $1,492   $1,392     $777     $331       $112

  Ratio of gross expenses to
  average net assets              2.97%    3.02%    3.19%    2.90%      2.47%**

  Ratio of net expenses to
  average net assets              2.40%    2.51%    3.02%    2.64%      2.17%**

  Ratio of net investment
  income (loss) to average net
  assets                         (0.64%)  (0.84%)  (1.33%)   0.51%     (1.15%)**

  Portfolio turnover rate        32.77%   23.56%   25.62%   22.13%     18.51%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO International Stock Fund
(For a Class C Share Outstanding Throughout the
Period)


                                                                  Eight-Month
                                                                 Period Ended
                                                                 December 31++

                                                                     2000

  Net asset value at beginning of period                             $15.82

  Loss from investment
  operations
   Net investment loss                                                (0.07)
   Net realized and unrealized loss on investments and foreign
   currency transactions                                              (1.13)

------------------------------------------------------------------------------

   Total loss from investment operations                              (1.20)

  Less distributions
   Distributions from realized gains                                  (0.77)

------------------------------------------------------------------------------

  Net asset value at end of period                                   $13.85

------------------------------------------------------------------------------

  Total return+                                                      (7.76%)*

  Net assets at end of period (000's)                                   $97

  Ratio of gross expenses to average net assets                       2.66%

  Ratio of net expenses to average net assets                         2.40%

  Ratio of net investment loss to average net assets                 (0.75%)

  Portfolio turnover rate                                            32.77%

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO Balanced Fund
(For a Class A Share Outstanding Throughout the
Period)

                                                                         Three-Month
                                                                         Period Ended
                                       For the Year Ended December 31    December 31
                                      2000     1999     1998     1997        1996
  Net asset value at
  beginning of period                 $11.87   $12.23   $11.60   $10.69     $10.38

  Income (loss) from investment
  operations
   Net investment income                0.32     0.22     0.25     0.28       0.09
   Net realized and unrealized gain
   (loss) on investments                0.22    (0.13)    1.14     1.45       0.44

-------------------------------------------------------------------------------------

   Total from investment
   operations                           0.54     0.09     1.39     1.73       0.53

  Less distributions
   Dividends from net Investment
   income                              (0.32)   (0.22)   (0.25)   (0.28)     (0.09)
   Distributions from realized
   gains                                  --    (0.23)   (0.51)   (0.54)     (0.13)

-------------------------------------------------------------------------------------

   Total distributions                 (0.32)   (0.45)   (0.76)   (0.82)     (0.22)

-------------------------------------------------------------------------------------

  Net asset value at end of period    $12.09   $11.87   $12.23   $11.60     $10.69

-------------------------------------------------------------------------------------

  Total return+                        4.71%    0.75%   12.06%   16.29%      5.07%*

  Net assets at end of period
  (000's)                             $1,789   $2,573     $893     $205       $110

  Ratio of gross expenses to
  average net assets                   1.88%    1.68%    1.67%    1.52%      1.70%**

  Ratio of net expenses to
  average net assets                   1.35%    1.36%    1.67%    1.52%      1.35%**

  Ratio of net investment income to
  average net assets                   2.62%    2.16%    2.23%    2.55%      3.01%**

  Portfolio turnover rate             63.34%   94.73%   74.76%  101.22%     36.10%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Balanced Fund
(For a Class B Share Outstanding Throughout the Period)

                                                                      Three-Month
                                                                      Period Ended
                                     For the Year Ended December 31   December 31
                                       2000    1999    1998    1997        1996
  Net asset value at
  beginning of period                $11.83  $12.24  $11.60   $10.70     $10.38

  Income (loss) from investment
  operations
   Net investment income               0.23    0.18    0.15     0.18       0.06
   Net realized and unrealized gain
   (loss) on investments               0.24   (0.18)   1.15     1.44       0.45

----------------------------------------------------------------------------------

   Total from investment operations    0.47    0.00    1.30     1.62       0.51

  Less distributions
   Dividends from net investment
   income                             (0.23)  (0.18)  (0.15)   (0.18)     (0.06)
   Distributions from realized
   gains                                 --   (0.23)  (0.51)   (0.54)     (0.13)

----------------------------------------------------------------------------------

   Total distributions                (0.23)  (0.41)  (0.66)   (0.72)     (0.19)

----------------------------------------------------------------------------------

  Net asset value at end of period   $12.07  $11.83  $12.24   $11.60     $10.70

----------------------------------------------------------------------------------

  Total return+                       4.03%  (0.01%) 11.30%   15.21%      4.85%*

  Net assets at end of period
  (000's)                            $1,904  $2,553  $2,056     $331       $115

  Ratio of gross expenses to
  average net assets                  2.56%   2.46%   2.34%    2.28%      2.46%**

  Ratio of net expenses to
  average net assets                  2.10%   2.14%   2.34%    2.28%      1.52%**

  Ratio of net investment income to
  average net assets                  1.89%   1.43%   1.55%    1.78%      2.23%**

  Portfolio turnover rate            63.34%  94.73%  74.76%  101.22%     36.10%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Small Company Value Fund
(For a Class A Share Outstanding Throughout the
Period)

                                                                   Three-Month
                                                                   Period Ended
                                 For the Year Ended December 31    December 31
                                 2000     1999     1998     1997       1996
  Net asset value at
  beginning of period            $12.55   $11.09   $14.21  $11.81     $11.51

  Income (loss) from
  investment operations
   Net investment loss            (0.04)   (0.09)   (0.08)  (0.06)     (0.01)
   Net realized and unrealized
   gain (loss) on investments     (0.92)    1.55    (3.04)   2.80       0.31

-------------------------------------------------------------------------------

   Total from investment
   operations                     (0.96)    1.46    (3.12)   2.74       0.30

  Less distributions
   Distributions from realized
   gains                             --       --       --   (0.34)        --

-------------------------------------------------------------------------------

  Net asset value at end of
  period                         $11.59   $12.55   $11.09  $14.21     $11.81

-------------------------------------------------------------------------------

  Total return+                  (7.65%)  13.17%  (21.96%) 23.21%      2.61%*

  Net assets at end of period
  (000's)                          $847   $1,067   $1,220    $271       $135

  Ratio of gross expenses to
  average net assets              1.92%    1.97%    1.66%   1.52%      1.62%**

  Ratio of net expenses to
  average net assets              1.40%    1.47%    1.66%   1.52%      1.42%**

  Ratio of net investment loss
  to average net assets          (0.32%)  (0.79%)  (0.99%) (0.60%)    (0.50%)**

  Portfolio turnover rate       106.54%  116.58%   90.23%  60.81%     73.47%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Small Company Value Fund
(For a Class B Share Outstanding Throughout the
Period)

                                                                    Three-Month
                                                                    Period Ended
                                  For the Year Ended  December 31   December 31
                                  2000     1999     1998     1997       1996
  Net asset value at
  beginning of period             $12.22   $10.88   $14.07  $11.79     $11.51

  Income (loss) from investment
  operations
   Net investment loss             (0.12)  (0.16)   (0.15)  (0.10)      (0.04)
   Net realized and unrealized
   gain (loss) on investments      (0.91)    1.50   (3.04)    2.72       0.32

-------------------------------------------------------------------------------------

   Total from investment
   operations                      (1.03)    1.34   (3.19)    2.62       0.28

  Less distributions
   Distributions from realized
   gains                              --       --       --  (0.34)         --

-------------------------------------------------------------------------------------

  Net asset value at end of
  period                          $11.19   $12.22   $10.88  $14.07     $11.79

-------------------------------------------------------------------------------------

  Total return+                   (8.43%)  12.32%  (22.67%) 22.23%      2.43%*

  Net assets at end of period
  (000's)                         $1,144   $1,274   $1,034    $396       $103

  Ratio of gross expenses to
  average net assets               2.63%    2.75%    2.64%   2.29%      2.41%**

  Ratio of net expenses to
  average net assets               2.15%    2.21%    2.64%   2.29%      2.18%**

  Ratio of net investment loss
  to average net assets           (1.01%)  (1.55%)  (1.91%) (1.35%)    (1.28%)**

  Portfolio turnover rate        106.54%  116.58%   90.23%  60.81%     73.47%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO U.S. Value Fund
(For a Class A Share Outstanding Throughout the
Period)


                                                                  April 30,1997
                                                                 (Commencement of
                                           For the Year Ended     Operations) to
                                              December 31          December 31
                                           2000    1999    1998       1997
  Net asset value at beginning of period  $11.94  $11.93  $11.18     $10.00

  Income from investment operations
   Net investment income                    0.10    0.03    0.05       0.08
   Net realized and unrealized gain on
   investments                              0.01    0.54    1.27       1.65

-------------------------------------------------------------------------------

   Total from investment operations         0.11    0.57    1.32       1.73

  Less distributions
   Dividends from net investment income    (0.10)  (0.06)  (0.05)     (0.08)
   Distributions from realized gains          --   (0.50)  (0.52)     (0.47)

-------------------------------------------------------------------------------

   Total distributions                     (0.10)  (0.56)  (0.57)     (0.55)

-------------------------------------------------------------------------------

  Net asset value at end of period        $11.95  $11.94  $11.93     $11.18

-------------------------------------------------------------------------------

  Total return+                            0.97%   4.74%  11.79%     17.24%*

  Net assets at end of period (000's)       $299    $331    $210       $133

  Ratio of gross expenses to average net
  assets                                   2.26%   2.02%   2.07%      1.48%**

  Ratio of net expenses to
  average net assets                       1.35%   1.40%   2.07%      1.48%**

  Ratio of net investment income to
  average net assets                       0.89%   0.66%   0.18%      1.03%**

  Portfolio turnover rate                 44.99%  52.15%  55.15%     36.37%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO U.S. Value Fund
(For a Class B Share Outstanding Throughout the
Period)

                                                                    April 30, 1997
                                                                   (Commencement of
                                             For the Year Ended     Operations) to
                                                December 31          December 31
                                             2000    1999    1998       1997
  Net asset value at
  beginning of period                       $11.88  $11.91  $11.18     $10.00

  Income (loss) from investment operations
   Net investment income (loss)               0.02   (0.01)  (0.03)      0.02
   Net realized and unrealized gain
   on investments                             0.01    0.48    1.28       1.65

---------------------------------------------------------------------------------

   Total from investment operations           0.03    0.47    1.25       1.67

  Less distributions
   Dividends from net investment
   income                                    (0.02)     --      --      (0.02)
   Distributions from realized gains            --   (0.50)  (0.52)     (0.47)

---------------------------------------------------------------------------------

    Total distributions                      (0.02)  (0.50)  (0.52)     (0.49)

---------------------------------------------------------------------------------

  Net asset value at end of period          $11.89  $11.88  $11.91     $11.18

---------------------------------------------------------------------------------

  Total return+                              0.24%   3.92%  11.18%     16.63%*

  Net assets at end of period
  (000's)                                     $567    $747    $628       $221

  Ratio of gross expenses to
  average net assets                         2.86%   2.73%   2.59%      2.29%**

  Ratio of net expenses to
  average net assets                         2.10%   2.18%   2.59%      2.29%**

  Ratio of net investment income (loss) to
  average net assets                         0.14%  (0.10%) (0.35%)     0.20%**

  Portfolio turnover rate                   44.99%  52.15%  55.15%     36.37%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO High-Yield Bond Fund
(For a Class A Share Outstanding Throughout the
Period)


                                                                    Eleven-Month
                                             For the Year Ended     Period Ended
                                                December 31         December 31++
                                             2000    1999    1998       1997
  Net asset value at beginning of period     $8.38   $8.78   $9.12      $8.83

  Income (loss) from investment operations
   Net investment income                      0.66    0.69    0.72       0.69
   Net realized and unrealized gain (loss)
   on investments                            (1.12)  (0.40)  (0.34)      0.29

---------------------------------------------------------------------------------

   Total from investment operations          (0.46)   0.29    0.38       0.98

  Less distributions
   Dividends from net investment income      (0.66)  (0.69)  (0.72)     (0.69)

---------------------------------------------------------------------------------

  Net asset value at end of period           $7.26   $8.38   $8.78      $9.12

---------------------------------------------------------------------------------

  Total return+                             (5.75%)  3.52%   4.32%     12.49%*

  Net assets at end of period (000's)       $1,144  $1,583  $2,964       $259

  Ratio of gross expenses to average net
  assets                                     1.56%   1.35%   1.12%      1.10%**

  Ratio of net expenses to
  average net assets                         1.30%   1.18%   1.12%      1.10%**

  Ratio of net investment income to
  average net assets                         8.38%   8.01%   8.11%      7.65%**

  Portfolio turnover rate                   45.10%  70.65%  64.22%     85.06%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class A shares) through December 31, 1997.

SAFECO High-Yield Bond Fund
(For a Class B Share Outstanding Throughout the
Period)

                                                                    Eleven-Month
                                             For the Year Ended     Period Ended
                                                December 31         December 31++

                                             2000    1999    1998       1997

  Net asset value at beginning of period     $8.38   $8.78   $9.12      $8.83

  Income (loss) from investment operations
   Net investment income                      0.60    0.63    0.64       0.63
   Net realized and unrealized gain (loss)
   on investments                            (1.13)  (0.40)  (0.34)      0.29

---------------------------------------------------------------------------------

   Total from investment operations          (0.53)   0.23    0.30       0.92

  Less distributions
   Dividends from net investment income      (0.60)  (0.63)  (0.64)     (0.63)

---------------------------------------------------------------------------------

  Net asset value at end of period           $7.25   $8.38   $8.78      $9.12

---------------------------------------------------------------------------------

  Total return+                             (6.52%)  2.73%   3.39%     11.77%*

  Net assets at end of period (000's)         $995  $1,599  $1,381       $355

  Ratio of gross expenses to average net
  assets                                     2.35%   2.19%   2.06%      1.81%**

  Ratio of net expenses to
  average net assets                         2.05%   1.97%   2.06%      1.81%**

  Ratio of net investment income to
  average net assets                         7.73%   7.34%   7.15%      6.87%**

  Portfolio turnover rate                   45.10%  70.65%  64.22%     85.06%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class B shares) through December 31, 1997.

SAFECO High-Yield Bond Fund
(For a Class C Share Outstanding Throughout the
Period)

                                                                  Eight-Month
                                                                 Period Ended
                                                                 December 31++
                                                                     2000
------------------------------------------------------------------------------
  Net asset value at
  beginning of period                                                $7.90

  Income (loss) from investment
  operations
   Net investment income                                              0.39
   Net realized and unrealized gain
   (loss) on investments                                            (0.64)

------------------------------------------------------------------------------

   Total from investment operations                                 (0.25)

  Less distributions
   Dividends from net investment
   income                                                           (0.39)

------------------------------------------------------------------------------

  Net asset value at end of period                                   $7.26

------------------------------------------------------------------------------

  Total return+                                                     (3.25%)*

  Net assets at end of period
  (000's)                                                              $92

  Ratio of gross expenses to
  average net assets                                                 2.04%**

  Ratio of net expenses to
  average net assets                                                 2.04%**

  Ratio of net investment income to
  average net assets                                                 7.61%**

  Portfolio turnover rate                                           45.10%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO Intermediate-Term U.S. Treasury Fund
(For a Class A Share Outstanding Throughout the
Period)

                                                                      Three-Month
                                                                      Period Ended
                                     For the Year Ended December 31   December 31
                                      2000     1999    1998    1997       1996
  Net asset value at
  beginning of period                 $10.00  $10.75  $10.35  $10.11     $10.10

  Income (loss) from investment
  operations
   Net investment income                0.52    0.51    0.52    0.55       0.15
   Net realized and unrealized gain
   (loss) on investments                0.50   (0.75)   0.40    0.24       0.01

----------------------------------------------------------------------------------

   Total from investment operations     1.02   (0.24)   0.92    0.79       0.16

  Less distributions
   Dividends from net investment
   income                              (0.52)  (0.51)  (0.52)  (0.55)     (0.15)

----------------------------------------------------------------------------------

  Net asset value at end of period    $10.50  $10.00  $10.75  $10.35     $10.11

----------------------------------------------------------------------------------

  Total return+                       10.56%  (2.26%)  9.08%   8.03%      1.63%*

  Net assets at end of period
  (000's)                             $1,008    $958    $833    $365       $704

  Ratio of gross expenses to
  average net assets                   1.59%   1.49%   1.40%   1.32%      1.30%**

  Ratio of net expenses to
  average net assets                   1.20%   1.21%   1.40%   1.32%      1.07%**

  Ratio of net investment income to
  average net assets                   5.21%   4.97%   4.84%   5.36%      6.07%**

  Portfolio turnover rate            198.82%  13.93%   2.83%  82.36%    125.42%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Intermediate-Term U.S. Treasury Fund
(For a Class B Share Outstanding Throughout the
Period)

                                                                      Three-Month
                                                                      Period Ended
                                     For the Year Ended December 31   December 31
                                      2000     1999    1998    1997       1996
  Net asset value at
  beginning of period                  $9.99  $10.74  $10.35  $10.12     $10.10

  Income (loss) from investment
  operations
   Net investment income                0.45    0.43    0.45    0.48       0.14
   Net realized and unrealized gain
   (loss) on investments                0.50   (0.75)   0.39    0.23       0.02

----------------------------------------------------------------------------------

   Total from investment operations     0.95   (0.32)   0.84    0.71       0.16

  Less distributions
   Dividends from net investment
   income                              (0.45)  (0.43)  (0.45)  (0.48)     (0.14)

----------------------------------------------------------------------------------

  Net asset value at end of period    $10.49   $9.99  $10.74  $10.35     $10.12

----------------------------------------------------------------------------------

  Total return+                        9.78%  (2.97%)  8.30%   7.27%      1.55%*

  Net assets at end of period
  (000's)                               $732    $786    $788    $432       $223

  Ratio of gross expenses to
  average net assets                   2.36%   2.27%   2.00%   1.87%      1.95%**

  Ratio of net expenses to
  average net assets                   1.95%   1.96%   2.00%   1.87%      1.72%**

  Ratio of net investment income to
  average net assets                   4.49%   4.20%   4.28%   4.78%      5.35%**

  Portfolio turnover rate            198.82%  13.93%   2.83%  82.36%    125.42%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO GNMA Fund
(For a Class A Share Outstanding Throughout the Period)

                                                                  Eight-Month
                                                                 Period Ended
                                                                 December 31++
                                                                     2000
  Net asset value at
  beginning of period                                                 $9.01

  Income from investment
  operations
   Net investment income                                               0.36
   Net realized and unrealized gain
   on investments                                                      0.34

------------------------------------------------------------------------------

   Total from Investment operations                                    0.70

  Less distributions
   Dividends from net investment
   income                                                             (0.36)

------------------------------------------------------------------------------

  Net asset value at end of period                                    $9.35

------------------------------------------------------------------------------

  Total return+                                                       8.03%*

  Net assets at end of period
  (000's)                                                              $105

  Ratio of gross expenses to
  average net assets                                                  1.27%**

  Ratio of net expenses to
  average net assets                                                  1.20%**

  Ratio of net investment income to
  average net assets                                                  5.97%**

  Portfolio turnover rate                                           159.53%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class A shares) through December 31, 2000.

SAFECO GNMA Fund
(For a Class B Share Outstanding Throughout the
Period)

                                                                  Eight-Month
                                                                 Period Ended
                                                                 December 31++
                                                                     2000
  Net asset value at
  beginning of period                                                 $9.01

  Income from investment
  operations
   Net investment income                                               0.25
   Net realized and unrealized gain
   on investments                                                      0.35

------------------------------------------------------------------------------

   Total from investment operations                                    0.60

  Less distributions
   Dividends from net investment
   income                                                             (0.25)

------------------------------------------------------------------------------

  Net asset value at end of period                                    $9.36

------------------------------------------------------------------------------

  Total return+                                                       7.61%*

  Net assets at end of period
  (000's)                                                              $139

  Ratio of gross expenses to
  average net assets                                                  1.99%**

  Ratio of net expenses to
  average net assets                                                  1.95%**

  Ratio of net investment income to
  average net assets                                                  5.22%**

  Portfolio turnover rate                                           159.53%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class B shares) through December 31, 2000.

SAFECO Managed Bond Fund
(For a Class A Share Outstanding Throughout the Period)

                                                                         Three-Month
                                                                         Period Ended
                                     For the Year Ended December 31      December 31

                                      2000     1999     1998     1997        1996

  Net asset value at
  beginning of period                  $7.90    $8.65    $8.60    $8.35      $8.35

  Income (loss) from investment
  operations
   Net investment income                0.46     0.39     0.37     0.39       0.11
   Net realized and unrealized gain
   (loss) on investments                0.39    (0.75)    0.30     0.25         --

-------------------------------------------------------------------------------------

   Total from investment operations     0.85    (0.36)    0.67     0.64       0.11

  Less distributions
   Dividends from net investment
   income                              (0.46)   (0.39)   (0.37)   (0.39)     (0.11)
   Distributions from realized
   gains                                  --       --    (0.25)      --         --

-------------------------------------------------------------------------------------

   Total distributions                 (0.46)   (0.39)   (0.62)   (0.39)     (0.11)

-------------------------------------------------------------------------------------

  Net asset value at end of period     $8.29    $7.90    $8.65    $8.60      $8.35

-------------------------------------------------------------------------------------

  Total return+                       11.19%   (4.24%)   7.87%    7.78%      1.34%*

  Net assets at end of period
  (000's)                               $539     $573     $295     $146       $140

  Ratio of gross expenses to
  average net assets                   2.07%    1.87%    1.86%    1.45%      1.30%**

  Ratio of net expenses to
  average net assets                   1.15%    1.21%    1.86%    1.45%      1.30%**

  Ratio of net investment income to
  average net assets                   5.80%    4.79%    4.09%    4.68%      5.22%**

  Portfolio turnover rate            101.84%  146.87%  132.76%  176.50%    136.29%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Managed Bond Fund
(For a Class B Share Outstanding Throughout the
Period)

                                                                         Three-Month
                                                                         Period Ended
                                     For the Year Ended December 31      December 31
                                      2000     1999     1998     1997        1996
  Net asset value at
  beginning of period                  $7.89    $8.64    $8.60    $8.35      $8.35

  Income (loss) from investment
  operations
   Net investment income                0.40     0.32     0.28     0.32       0.09
   Net realized and unrealized gain
   (loss) on investments                0.39    (0.75)    0.29     0.25         --

-------------------------------------------------------------------------------------

   Total from investment operations     0.79    (0.43)    0.57     0.57       0.09

  Less distributions
   Dividends from net investment
   income                              (0.40)   (0.32)   (0.28)   (0.32)     (0.09)
   Distributions from realized
   gains                                  --       --    (0.25)      --         --

-------------------------------------------------------------------------------------

   Total distributions                 (0.40)   (0.32)   (0.53)   (0.32)     (0.09)

-------------------------------------------------------------------------------------

  Net asset value at end of period     $8.28    $7.89    $8.64    $8.60      $8.35

-------------------------------------------------------------------------------------

  Total return+                       10.39%   (4.98%)   6.67%    6.91%      1.15%*

  Net assets at end of period
  (000's)                               $746     $924     $523     $120       $100

  Ratio of gross expenses to
  average net assets                   2.79%    2.61%    2.89%    2.23%      2.07%**

  Ratio of net expenses to
  average net assets                   1.90%    1.94%    2.89%    2.23%      2.07%**

  Ratio of net investment income to
  average net assets                   5.08%    4.02%    3.07%    3.79%      4.45%**

  Portfolio turnover rate            101.84%  146.87%  132.76%  176.50%    136.29%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO California Tax-Free Income Fund
(For a Class A Share Outstanding Throughout the Period)


                                                                     Three-Month
                                                                     Period Ended
                                     For the Year Ended December 31  December 31
                                      2000    1999    1998    1997       1996
  Net asset value at
  beginning of period                $11.05  $12.74  $12.94  $12.23     $12.07

  Income (loss) from investment
  operations
   Net investment income               0.53    0.52    0.55    0.58       0.15
   Net realized and unrealized gain
   (loss) on investments               1.45   (1.69)   0.17    0.76       0.19

---------------------------------------------------------------------------------

   Total from investment operations    1.98   (1.17)   0.72    1.34       0.34

  Less distributions
   Dividends from net investment
   income                             (0.53)  (0.52)  (0.55)  (0.58)     (0.15)
   Distributions from realized
   gains                                 --      --   (0.37)  (0.05)     (0.03)

---------------------------------------------------------------------------------

   Total distributions                (0.53)  (0.52)  (0.92)  (0.63)     (0.18)

---------------------------------------------------------------------------------

  Net asset value at end of period   $12.50  $11.05  $12.74  $12.94     $12.23

---------------------------------------------------------------------------------

  Total return+                      18.41%  (9.41%)  5.73%  11.29%      2.83%*

  Net assets at end of period
  (000's)                              $675    $740    $678    $460       $122

  Ratio of expenses to
  average net assets                  1.05%   1.07%   1.04%   0.91%      0.89%**

  Ratio of net investment income to
  average net assets                  4.62%   4.36%   4.25%   4.52%      4.84%**

  Portfolio turnover rate            25.84%  24.66%  38.78%   9.83%     10.52%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO California Tax-Free Income Fund
(For a Class B Share Outstanding Throughout the
Period)

                                                                      Three-Month
                                                                      Period Ended
                                     For the Year Ended December 31   December 31
                                      2000    1999     1998    1997       1996
  Net asset value at
  beginning of period                $11.04   $12.73  $12.93  $12.22     $12.07

  Income (loss) from investment
  operations
   Net investment income               0.45     0.43    0.46    0.48       0.12
   Net realized and unrealized gain
   (loss) on investments               1.45    (1.69)   0.17    0.76       0.18

----------------------------------------------------------------------------------

   Total from investment operations    1.90    (1.26)   0.63    1.24       0.30

  Less distributions
   Dividends from net investment
   income                             (0.45)   (0.43)  (0.46)  (0.48)     (0.12)
   Distributions from realized
   gains                                 --       --   (0.37)  (0.05)     (0.03)

----------------------------------------------------------------------------------

   Total distributions                (0.45)   (0.43)  (0.83)  (0.53)     (0.15)

----------------------------------------------------------------------------------

  Net asset value at end of period   $12.49   $11.04  $12.73  $12.93     $12.22

----------------------------------------------------------------------------------

  Total return+                      17.63%  (10.07%)  4.98%  10.46%      2.56%*

  Net assets at end of period
  (000's)                            $1,176     $799    $927    $501       $101

  Ratio of expenses to
  average net assets                  1.72%    1.80%   1.76%   1.63%      1.64%**

  Ratio of net investment income to
  average net assets                  3.88%    3.63%   3.45%   3.71%      4.08%**

  Portfolio turnover rate            25.84%   24.66%  38.78%   9.83%     10.52%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Municipal Bond Fund
(For a Class A Share Outstanding Throughout the
Period)


                                                                     Three-Month
                                                                     Period Ended
                                     For the Year Ended December 31  December 31
                                      2000    1999    1998    1997       1996
  Net asset value at
  beginning of period                $12.90  $14.45  $14.53  $13.99     $13.82

  Income (loss) from investment
  operations
   Net investment income               0.65    0.64    0.66    0.68       0.18
   Net realized and unrealized gain
   (loss) on investments               1.07   (1.55)   0.16    0.70       0.17

---------------------------------------------------------------------------------

   Total from investment operations    1.72   (0.91)   0.82    1.38       0.35

  Less distributions
   Dividends from net investment
   income                             (0.65)  (0.64)  (0.66)  (0.68)     (0.18)
   Distributions from realized
   gains                                 --      --   (0.24)  (0.16)        --

---------------------------------------------------------------------------------

   Total distributions                (0.65)  (0.64)  (0.90)  (0.84)     (0.18)

---------------------------------------------------------------------------------

  Net asset value at end of period   $13.97  $12.90  $14.45  $14.53     $13.99

---------------------------------------------------------------------------------

  Total return+                      13.76%  (6.47%)  5.75%  10.17%      2.52%*

  Net assets at end of period
  (000's)                            $1,052    $929    $946    $390       $311

  Ratio of expenses to
  average net assets                  0.97%   0.98%   0.98%   0.95%      0.82%**

  Ratio of net investment income to
  average net assets                  4.96%   4.66%   4.51%   4.86%      5.04%**

  Portfolio turnover rate            32.18%  16.84%  20.80%  13.52%      6.66%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Municipal Bond Fund
(For a Class B Share Outstanding Throughout the
Period)


                                                                     Three-Month
                                                                     Period Ended
                                     For the Year Ended December 31  December 31
                                      2000    1999    1998    1997       1996
  Net asset value at
  beginning of period                $12.88  $14.43  $14.52  $13.98     $13.82

  Income (loss) from investment
  operations
   Net investment income               0.56    0.54    0.57    0.60       0.15
   Net realized and unrealized gain
   (loss) on investments               1.06   (1.55)   0.15    0.70       0.16

---------------------------------------------------------------------------------

   Total from investment operations    1.62   (1.01)   0.72    1.30       0.31

  Less distributions
   Dividends from net investment
   income                             (0.56)  (0.54)  (0.57)  (0.60)     (0.15)
   Distributions from realized
   gains                                 --      --   (0.24)  (0.16)        --

---------------------------------------------------------------------------------

   Total distributions                (0.56)  (0.54)  (0.81)  (0.76)     (0.15)

---------------------------------------------------------------------------------

  Net asset value at end of period   $13.94  $12.88  $14.43  $14.52     $13.98

---------------------------------------------------------------------------------

  Total return+                      12.87%  (7.14%)  5.08%   9.56%      2.27%*

  Net assets at end of period
  (000's)                              $686  $1,322  $1,375    $502       $112

  Ratio of expenses to
  average net assets                  1.71%   1.70%   1.61%   1.53%      1.50%**

  Ratio of net investment income to
  average net assets                  4.24%   3.94%   3.89%   4.22%      4.42%**

  Portfolio turnover rate            32.18%  16.84%  20.80%  13.52%      6.66%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Money Market Fund
(For a Class A Share Outstanding Throughout the
Period)

                                                                    Three-Month
                                         For the Year Ended         Period Ended
                                            December 31             December 31
                                      2000    1999    1998   1997       1996
  Net asset value at
  beginning of period                 $1.00   $1.00   $1.00  $1.00     $1.00

  Income from investment operations
   Net investment income               0.06    0.05    0.05   0.05      0.01

  Less distributions
   Dividends from net investment
   income                             (0.06)  (0.05)  (0.05) (0.05)    (0.01)

--------------------------------------------------------------------------------

  Net asset value at end of period    $1.00   $1.00   $1.00  $1.00     $1.00

--------------------------------------------------------------------------------

  Total return                        5.91%   4.64%   4.92%  4.97%     1.21%*

  Net assets at end of period
  (000's)                            $4,532  $3,554  $2,186   $537      $295

  Ratio of gross expenses to
  average net assets                  1.04%   1.00%   0.92%  0.72%     0.55%**

  Ratio of net expenses to average
  net assets                          0.80%   0.80%   0.92%  0.72%     0.55%**

  Ratio of net investment income to
  average net assets                  5.88%   4.60%   4.87%  4.91%     5.01%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

SAFECO Money Market Fund
(For a Class B Share Outstanding Throughout the
Period)

                                                                     Three-Month
                                           For the Year Ended        Period Ended
                                               December 31           December 31
                                         2000   1999   1998   1997       1996
  Net asset value at
  beginning of period                    $1.00  $1.00  $1.00  $1.00     $1.00

  Income from investment operations
   Net investment income                  0.06   0.05   0.05   0.05      0.01

  Less distributions
   Dividends from net investment income  (0.06) (0.05) (0.05) (0.05)    (0.01)

---------------------------------------------------------------------------------

  Net asset value at end of period       $1.00  $1.00  $1.00  $1.00     $1.00

---------------------------------------------------------------------------------

  Total return                           5.93%  4.65%  4.76%  4.94%     1.21%*

  Net assets at end of period (000's)     $742   $979   $670   $414      $106

  Ratio of gross expenses to average
  net assets                             1.13%  1.08%  1.05%  0.78%     0.54%**

  Ratio of net expenses to average net
  assets                                 0.80%  0.82%  1.05%  0.78%     0.54%**

  Ratio of net investment income to
  average net assets                     5.78%  4.56%  4.71%  4.85%     4.96%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

Financial Highlights
SAFECO Money Market Fund
(For a Class C Class Share Outstanding Throughout the Period)

                                                                  Eight-Month
                                                                  Period Ended
                                                                  December 31+
                                                                      2000
  Net asset value at
  beginning of period                                                $1.00

  Income from investment
  operations
   Net investment income                                              0.04

  Less distributions
   Dividends from net investment
   income                                                            (0.04)

------------------------------------------------------------------------------

  Net asset value at end of period                                   $1.00

------------------------------------------------------------------------------

  Total return                                                       4.08%*

  Net assets at end of period
  (000's)                                                             $100

  Ratio of gross expenses to
  average net assets                                                 0.98%**

  Ratio of net expenses to
  average net assets                                                 0.80%**

  Ratio of net investment income to
  average net assets                                                 5.93%**

--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Fund Distributions and Tax Considerations

The following information is provided to help you understand the dividends and capital gains you can earn from owning Fund shares as well as some of the federal taxes you may have to pay. This information is not complete and is not intended as tax advice. Distributions may be subject to state and local taxes, even if they are not subject to federal income taxes. Generally, no attempt is made to discuss state or local tax laws or tax laws applicable to corporate shareholders or to shareholders that receive special tax treatment such as retirement plan participants and certain trusts. You should consult a competent tax adviser about your individual circumstances.

Distributions from a Fund

Dividends are distributions of a Fund's investment income, less expenses, and include dividends earned on stocks and interest income earned on bonds. Capital gain distributions represent net profits that a Fund makes on portfolio securities that are sold for more than they originally cost. SAFECO's Equity, Dividend Income, Balanced and U.S. Value Funds intend to declare and pay dividends, if any, during the last month of each calendar quarter. SAFECO's Growth Opportunities, Northwest, International Stock and Small Company Value Funds intend to declare and pay dividends, if any, annually in December. SAFECO's Intermediate-Term U.S. Treasury, GNMA, High-Yield Bond, Managed Bond, California Tax-Free Income, Municipal Bond and Money Market Funds intend to declare dividends, if any, each business day and pay them monthly. All Funds, except the Money Market Fund, pay capital gains distributions and special dividends, if any, in December. Additionally, capital gain distributions may be made in March, subject to a favorable IRS Ruling.

Dividends and other distributions paid by a Fund on each class of its shares are calculated at the same time in the same manner. However, except for the Money Market Fund, because of the higher Rule 12b-1 service and distribution fees associated with Class B and Class C shares, the dividends and other distributions paid by a Fund on its Class B and Class C shares will be lower than those paid on its Class A shares.

For the Bond and Money Market Funds, your shares become entitled to dividends on the next business day after you purchase them. If you redeem all your shares in any of the Bond Funds or the Money Market Fund at any time during a month, you will receive all declared dividends through the date of redemption, together with the redemption proceeds.

Reinvesting Distributions

We automatically reinvest your dividends and capital gain distributions in additional shares of the distributing Fund, unless you tell us in writing that you wish to receive them in cash. Retirement accounts must reinvest all dividends and other distributions unless the account owner is over age 59 1/2. The price of reinvested shares is the shares' market value on the date the distribution is made.

Tax Considerations

Depending on which Fund you invest in, your dividends may be taxable or wholly or partly tax free; other distributions will be fully taxable, regardless of the Fund that makes them. If distributions are taxable, they are generally included in your taxable income for the year distributed, whether you reinvest them in additional shares of the distributing Fund or receive them in cash. Certain distributions made in January are taxable as if received in the prior December. You cannot control the timing of capital gains distributed by a Fund since it is the advisor who decides when to sell Fund holdings. When you sell (redeem) your shares of a Fund, or exchange Fund shares for shares of another Fund you may also realize a capital gain or loss.

Taxable dividends and net short-term capital gains are generally taxed as ordinary income. Distributions of the Funds' net profits from the sale of securities are generally taxed as long-term capital gains. Long-term capital gains treatment depends on how long a Fund held the securities that generated the gain, not on how long you have been invested in the Fund.

If you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the share price back as a taxable distribution, even though the distribution represents a partial return of your capital.

If the SAFECO International Stock Fund pays nonrefundable taxes to foreign governments, those taxes will reduce the Fund's dividends, but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of those taxes.

Selling or exchanging Fund shares that are worth more than you paid for them may give you capital gains that are taxed as long-term or short-term

SAFECO MUTUAL FUND                                                1-800-528-6501

capital gains depending on how long you held your shares in the Fund. For individuals in general, the maximum federal income tax on short-term capital gains (gains on shares held for one year or less), is 39.6%. The maximum federal tax rate on long-term capital gains is currently 20%. The maximum rate of federal tax on qualified five-year capital gains (capital gains on shares acquired after December 31, 2000 and held more than five years) is currently 18%. Consult your tax advisor for current capital gains tax rates.

In general, sales charges (load) that you pay either when you buy or sell Fund shares reduces the taxable gain (or increases the deduction for a loss) at the time you sell your shares. This does not apply to Class A shares that are sold with a sales charge ("load") and then reinstated within sixty days under SAFECO's one-time reinstatement privilege or which are exchanged for Class A shares of another SAFECO Fund, other than the Money Market Fund. Because SAFECO does not impose a load on reinstatement or exchanges of Class A shares, current tax law postpones the deduction of the load until such time as the newly purchased shares are redeemed.

If you sell Fund shares at a loss, that loss may not be deductible if you purchase shares of the same Fund, regardless of class, within 30 days before or after the redemption. The amount of the non-deductible loss may increase the basis of the newly purchased shares.

We will notify you annually of the amount and nature of Fund distributions. You or your tax advisor should keep track of your purchases, sales and exchanges of shares and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

For regular, non-qualified accounts, we generally do not withhold taxes when you receive Fund distributions or redeem shares if you have certified that the tax identification number you gave us is correct and that you are otherwise not subject to federal backup withholding.

SPECIAL CONSIDERATIONS

U.S. Treasury securities. States generally treat distributions of interest on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income. However, this treatment may depend on a Fund's owning a certain minimum percentage of these securities. The Intermediate-Term U.S. Treasury Fund will invest primarily in these securities, while the GNMA Fund may occasionally invest a portion of its portfolio in these securities.

Tax-Exempt Bond Funds. The California Tax-Free Income Fund and the Municipal Bond Fund each pay dividends that are exempt from federal income tax. However, certain Fund distributions may be taxable, including any portion of dividends representing net capital gains and income derived from certain bonds purchased below their issue price (at a discount). The Funds typically purchase discount bonds as part of a call protection strategy.

If you buy shares of the California Tax-Free Income Fund or the Municipal Bond Fund and sell them at a loss within six months, you may deduct only the amount of the loss that exceeds the amount of dividends from tax-exempt interest that you received during that period.

If you receive Social Security or railroad retirement benefits, you may need to include tax-free Fund distributions as part of your income when determining any federal income tax that may be due on those benefits.

California Tax-Free Income Fund. The California Tax-Free Income Fund pays dividends that are exempt from California state personal income taxes. Certain situations, in addition to those above, may result in taxable income, however. For example, the sale or exchange of Fund shares may result in capital gain or loss for California income tax purposes. The tax exemption for interest income from California municipal bonds does not apply to most corporate shareholders.

Retirement Plans and Accounts

SAFECO Mutual Funds (other than the tax-exempt Funds) may be used as investment vehicles for a variety of retirement plans and accounts for individuals, businesses, and nonprofit organizations that provide tax-favored saving for education or retirement. It is important that you read plan and/or retirement account documents carefully and consult your personal tax advisor before contributing money.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

Currently, individuals can generally contribute up to $2,000 to an IRA for each year. An annual custodial fee of $5 per Fund, up to a maximum of $10, may be charged for any part of a calendar year in which you have an IRA investment in a Fund. The custodial fee is waived for retirement accounts with balances over $10,000 and for Education IRAs.

 .Traditional IRA

Depending on your earned income and other considerations, your contribution to a traditional IRA may be partially or fully tax deductible. You pay no tax on your IRA earnings until withdrawal.

 .Roth IRA

Although contributions to a Roth IRA are not tax deductible, earnings on your Roth IRA are tax free at withdrawal, if you meet certain requirements. In addition, your ability to make a full contribution to a Roth IRA is based on your income level and filing status.

 .Education IRA

An Education IRA is a vehicle for saving for a child's higher education. No more than $500 can be contributed for any year to an Education IRA for the same beneficiary. Contributions to an Education IRA are not tax deductible, but earnings on the Education IRA are generally tax free and withdrawals are not taxable if used to pay qualified education expenses. There are regulations on who can contribute to an Education IRA. See your tax advisor for further details.

SIMPLIFIED EMPLOYEE PENSION IRAs (SEP-IRAs)

SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Annual contributions up to the lesser of $25,500 (for the year 2001) or 15% of compensation may be made to SEP-IRAs; the annual contribution limit is subject to change. SEP-IRAs have the same investment minimums and custodial fees as traditional IRAs.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES IRAs (SIMPLE IRAs)

SIMPLE IRAs are easily administered retirement plans for small businesses and self-employed individuals. Contribution methods for a SIMPLE plan include employee deferrals, employer matching contributions, and employer non-elective contributions. For 2001, employees may generally defer up to $6,500. Minimum investment amounts are negotiable.

403(B)(7) PLANS

403(b)(7) plans are retirement plans for certain tax-exempt organizations and school systems to which both employers and employees may contribute. Minimum investment amounts are negotiable.

401(K) PLANS

401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

Profit Sharing and Money Purchase Pension Plans allow corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan to maximize contributions. Minimum investment amounts are negotiable.

For information about the above accounts and plans, please call us at 1-800-528-6501.

YOUR INVESTMENT
How We Calculate the Value of Your Shares and
Value Fund Assets

SAFECO MUTUAL FUND                                                1-800-528-6501


The net asset value of a Fund share ("NAV") is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is calculated by adding up the value of all the Fund's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Fund's shareholders.

NAV is not determined on days that the NYSE is closed, such as weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

We obtain market value information for each Fund's investments from a pricing service. Values for exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for non-exchange traded securities are based on similar securities and quotations from dealers. Investments for which a market price cannot be established are priced using a method the Funds' Boards of Trustees believe reflects fair value.

Like most money market funds, the Money Market Fund values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Money Market Fund maintain a stable $1.00 share price.

The NAV of Class B and Class C shares for each of the stock Funds will generally be lower than the NAV of Class A shares because of the higher expenses borne by the Class B and Class C shares. The NAVs of the three Classes of shares may also differ due to differing allocations of class-specific expenses. The NAVs of the three Classes will tend to converge, however, immediately after the payment of dividends.

You may purchase or redeem shares through various third-party intermediaries, including banks, brokers and investment advisors. Where authorized by the Fund or its transfer agent, those orders will be priced at the NAV next computed after receipt by the intermediary. If you buy or redeem Fund shares through an intermediary, consult that firm to determine whether your purchase or redemption order will be priced upon its receipt of the order or at the time the order is received by the Fund. The intermediary may charge a fee for its services.

To the extent that a Fund owns securities that trade in other markets on days when the NYSE is closed, the value of a Fund's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

Choosing a Class of Shares

This prospectus offers three classes of Fund shares (Class A, Class B and Class C shares) of the SAFECO Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, International Stock Fund, High-Yield Bond Fund and Money Market Fund; and offers two classes of Fund shares (Class A shares and Class B shares) of the SAFECO Balanced Fund, Small Company Value Fund, U.S. Value Fund,

Intermediate-Term U.S. Treasury Fund, GNMA Fund, Managed Bond Fund, California Tax-Free Income Fund and Municipal Bond Fund. Each class has a different combination of sales charges and ongoing fees, allowing you to choose the one that best meets your needs. You should make this decision carefully based on:
 .the amount you wish to invest;
 .the different sales charges that apply to each share class;
 .whether you qualify for any reduction or waiver of sales charges;
 .the length of time you plan to keep the investment; and .the class expenses.

Class A Shares. You may purchase Class A shares of any Fund, except the Money Market Fund, at the "offering price." For the Stock Funds the Class A offering price is equal to the Fund's net asset value plus a maximum sales charge of 5.75%, and for the Bond Funds is equal to the Fund's net asset value plus a maximum sales charge of 4.50%, imposed at the time of purchase. Class A shares of any Fund, except the Money Market Fund, are subject to ongoing Rule 12b-1 fees of 0.25% of their average daily net assets. These fees are lower than the ongoing Rule 12b-1 fees for Class B and Class C shares.

Class A shares of the Money Market Fund are sold at net asset value, are not subject to sales charges, and do not currently pay Rule 12b-1 fees.

If you choose to invest in Class A shares of any Fund, except the Money Market Fund, you will pay a sales charge at the time of each purchase. The table below shows the charges both as a percentage of offering price and as a percentage of the amount you invest. If you invest more, the sales charge will be lower. You may qualify for a reduced sales charge or the sales charge may be waived as described below.

                                  Bond Funds*

                                      Sales Charge As Percentage of
                                      -----------------------------
   Amount of Purchase
   at the Public Offering Price       Offering Price Net Investment
  -----------------------------------------------------------------
   Less than $50,000                      4.50%          4.71%
   $50,000 but less than $100,000         4.00%          4.17%
   $100,000 but less than $250,000        3.50%          3.63%
   $250,000 but less than $500,000        2.50%          2.56%
   $500,000 but less than $1,000,000      1.50%          1.52%
   $1,000,000 or more                        0+

  * Intermediate-Term U.S. Treasury Fund, GNMA Fund, High-
    Yield Bond Fund, Managed Bond Fund, Municipal Bond Fund and California Tax-Free Income Fund.

  + Commissions on sales of Class A shares of $1 million or more (except for sales to certain qualified benefit plans--see below) may be paid up to a rate of 1.00% of the amount up to $3 million, .50% of the next $47 million and .25% thereafter.

                                 Stock Funds**

                                      Sales Charge As Percentage of
                                      -----------------------------
   Amount of Purchase
   at the Public Offering Price       Offering Price Net Investment
  -----------------------------------------------------------------
   Less than $50,000                      5.75%          6.10%
   $50,000 but less than $100,000         4.50%          4.71%
   $100,000 but less than $250,000        3.50%          3.63%
   $250,000 but less than $500,000        2.50%          2.56%
   $500,000 but less than $1,000,000      2.00%          2.04%
   $1,000,000 or more                        0+

  ** Growth Opportunities Fund, Equity Fund, Dividend Income
     Fund, Northwest Fund, International Stock Fund,
     Balanced Fund, Small Company Value Fund and U.S. Value
     Fund.

  + Commissions on sales of Class A shares of $1 million or more (except for sales to certain qualified benefit plans--see below) may be paid up to a rate of 1.00% of the amount up to $3 million, .50% of the next $47 million and .25% thereafter.

SAFECO MUTUAL FUND                                                1-800-528-6501


Subject to certain requirements, the following purchases of Class A shares may be aggregated for purposes of determining the amount of purchase:
 .Individual purchases on behalf of a single purchaser and the purchaser's spouse and their children under the age of 21 years;
 .Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan;
 .Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other; or .Individual purchases by clients of a registered representative who invest at or about the same time.

Class B Shares. You may purchase Class B shares of any Fund at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares within 6 years of purchase, you will pay a contingent deferred sales charge (CDSC) at the time of sale of up to 5.00%. We calculate the CDSC by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown in the chart below. The longer you hold the shares, the lower the rate of the charge. Shares you acquire through dividend reinvestment or other distributions are not subject to a CDSC at the time of sale. Class B shares of a Fund, except the Money Market Fund, are also subject to an annual Rule 12b-1 fee of 1.00% of its average daily net assets. This Rule 12b-1 fee is the same as the Rule 12b-1 fee for Class C shares, and is higher than the ongoing Rule 12b-1 fees for Class A shares. Class B shares are offered for sale only for purchases of less than $500,000.

Class B shares of the Money Market Fund are sold at net asset value, are not subject to a contingent deferred sales charge (except for shares of the Money Market Fund that were purchased by exchange from another Fund), and do not currently pay Rule 12b-1 fees.

The contingent deferred sales charge may be waived as described in the section "Sales Charge Reductions and Waivers" of this prospectus. Any period of time you held Class B shares of the Money Market Fund will not be counted when determining your contingent deferred sales charge if you sell shares that were purchased by exchange from the Money Market Fund.

                            CDSC As a Percentage of the
                             Lesser of Net Asset Value
                               at Redemption or the
   Redemption During          Original Purchase Price
  -----------------------------------------------------
   1st Year Since Purchase               5%
   2nd Year Since Purchase               4%
   3rd Year Since Purchase               3%
   4th Year Since Purchase               3%
   5th Year Since Purchase               2%
   6th Year Since Purchase               1%
   After Six Years                       0%

We will calculate the contingent deferred sales charge applicable to a redemption in a manner that results in the lowest possible rate. We will assume that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and other distributions and then of amounts representing the cost of shares held for the longest period of time.

Except for the time period during which you are invested in Money Market Fund Class B shares, if you effect one or more exchanges among Class B shares of the Funds during the six year period, the holding periods for the shares so exchanged will be counted toward the six-year period.

Conversion of Class B Shares. If you buy Class B shares and hold them for 6 years, we will automatically convert them to Class A shares without charge. Any period of time you held Class B shares of the Money Market Fund which were exchanged for the shares of the Fund being sold will be excluded from the 6-year period. At this time, we also will convert to Class A shares any Class B shares that you purchased with reinvested dividends and other distributions on the shares being distributed. We do this to lower your investment costs, because the ongoing Rule 12b-1 fees for Class A shares are lower than those for Class B shares.

When we convert your Class B shares, you will receive Class A shares in an amount equal to the value of your Class B shares. However, because

Class A and Class B shares have different prices, you may receive more or fewer Class A shares after the conversion. The dollar value will be the same, so you will not have lost any money as a result of the conversion.

Class C Shares. Class C shares are offered for sale only for purchases of less than $1,000,000. You may purchase Class C shares of any of the Growth Opportunities, Equity, Dividend Income, Northwest, International Stock, High-Yield Bond or Money Market Funds at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell Class C shares within 12 months of your purchase, you will pay a 1.00% contingent deferred sales charge (CDSC) at the time of sale.

We calculate the CDSC by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. Shares you acquire through dividend reinvestment or other distributions are not subject to a CDSC at the time of sale.

Class C shares of a Fund, except the Money Market Fund, are also subject to an annual Rule 12b-1 fee of 1.00% of its average daily net assets. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fee for Class A shares.

Class C shares do not convert to another class of shares. This means that you will pay the Rule 12b-1 fee for as long as you own your shares.

Class C shares of the Money Market Fund are sold at net asset value, are not subject to a CDSC (except for shares of the Money Market Fund that were purchased by exchange from another Fund), and do not currently pay any Rule 12b-1 fees.

The contingent deferred sales charge may be waived as described on pages in the section "Sales Charge Reductions and Waivers" of this prospectus. Any period of time you held Class C shares of the Money Market Fund will not be counted when determining your contingent deferred sales charge if you sell shares that were purchased by exchange from the Money Market Fund.

Understanding Rule 12b-1 Fees. Each Fund has adopted a plan under Rule l2b-1 that allows it to pay distribution and sales fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Broker Reallowances. The amount of sales charges reallowed to broker-dealers, banks or other financial institutions who sell Class A shares will equal the percentage of the amount invested in accordance with the schedule set forth below:

                                  Bond Funds*

   Amount of Purchase                 Broker Reallowance as Percentage
   at the Public Offering Price          of the Offering Investment
  --------------------------------------------------------------------
   Less than $50,000                               4.00%
   $50,000 but less than $100,000                  3.50%
   $100,000 but less than $250,000                 3.00%
   $250,000 but less than $500,000                 2.00%
   $500,000 but less than $1,000,000               1.00%
   $1,000,000 or more                                 0+

  * Intermediate-Term U.S. Treasury Fund, GNMA Fund, High-
    Yield Bond Fund, Managed Bond Fund, Municipal Bond Fund, and California Tax-Free Income Fund.
  + Commissions on sales of Class A shares of $1 million or more (except for sales to certain qualified benefit plans--see below) may be paid up to a rate of 1.00% of the amount up to $3 million, .50% of the next $47 million and .25% thereafter.

                                 Stock Funds**

   Amount of Purchase                 Broker Reallowance As Percentage
   at the Public Offering Price          of the Offering Investment
  --------------------------------------------------------------------
   Less than $50,000                               5.00%
   $50,000 but less than $100,000                  3.75%
   $100,000 but less than $250,000                 3.00%
   $250,000 but less than $500,000                 2.00%
   $500,000 but less than $1,000,000               1.50%
   $1,000,000 or more                                 0+

  ** Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest
     Fund, International Stock Fund, Balanced Fund, Small Company Value Fund and U.S. Value Fund.
  + Commissions on sales of Class A shares of $1 million or more (except for sales to certain qualified benefit plans--see below) may be paid up to a rate of 1.00% of the amount up to $3 million, .50% of the next $47 million and .25% thereafter.

SAFECO MUTUAL FUND                                                1-800-528-6501


Except as stated below, broker-dealers of record may be paid commissions on (i) sales of Class A shares of $1 million or more based on an investor's (or a related group of investors') cumulative purchases during each successive one year period beginning on the date of the initial purchase at net asset value and (ii) sales of Class A shares to qualified benefit plans. A 1% contingent deferred sales charge will be imposed on redemptions made within the first 12 months, except with respect to participant-directed redemptions from qualified plans.

Commissions on sales of Class A shares to qualified retirement plans may be paid as follows:

   Number of
   Plan
   Participants
   Invested in
   SAFECO Funds      Amount Sold              Commission
  ---------------------------------------------------------------
   50-199         under $1 million   .50%
   50-199         $1 million or more 1.00% up to $3 million
                                     .50% of the next $47 million
                                     .25% thereafter
   200 or more    no minimum         1.00% up to $3 million
                                     .50% of the next $47 million
                                     .25% thereafter

SAFECO Securities, the Funds' distributor, reserves the right to charge back commissions if plan sales fail to meet the above criteria.

Sales Charge Reductions and Waivers

We offer a number of ways to reduce or eliminate the initial sales charge on Class A shares or the contingent deferred sales charge on Class B and Class C shares. If you think you may be eligible for a sales charge reduction or waiver, contact SAFECO or your financial advisor for further information.

Reducing Your Class A Sales Charge. We offer two programs designed to reduce your Class A sales charge. You may choose one of these programs to combine multiple purchases of Class A shares of SAFECO Mutual Funds to take advantage of the reduced sales charges listed in the schedule above. Please complete the appropriate section of your account application, contact your financial advisor or SAFECO if you would like to take advantage of these programs.

 . Rights of Accumulation--Lets you combine for purposes of calculating sales charges (a) the dollar amount of your current purchase with (b) the dollar amount of concurrent purchases of Class A shares of other SAFECO Mutual Funds, and (c) the dollar amount equal to the current offering price of all Class A shares of SAFECO Mutual Funds you hold.

 . Letter of Intent--Lets you purchase Class A shares of any SAFECO Mutual
   Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

Waiver of Class A Shares Sales Charge. Class A shares are sold at net asset value per share without any sales charges for the following investments:
1. Registered representatives or full-time employees of broker-dealers, banks and other financial institutions that have entered into selling agreements with SAFECO Securities, and the children, spouse and parents of such representatives and employees, and employees of financial institutions that directly, or through their affiliates, have entered into selling agreements with SAFECO Securities;
2. Companies exchanging shares with or selling assets to one or more of the SAFECO Mutual Funds pursuant to a merger, acquisition or exchange offer;
3. Any of the direct or indirect affiliates of SAFECO Securities;
4. Purchases made through the automatic investment of dividends and other distributions paid by another SAFECO Mutual Fund;
5. Clients of administrators or consultants to tax-qualified employee benefit plans and non-qualified benefit plans which have entered into agreements with SAFECO Securities or any of its affiliates;
6. Retirement plan participants who borrow from their retirement accounts by redeeming SAFECO Mutual Fund shares and subsequently repay such loans via a purchase of SAFECO Mutual Fund shares;
7. Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in SAFECO Mutual Fund shares, the proceeds of which are reinvested in SAFECO Mutual Fund shares;
8. Accounts as to which a broker-dealer, bank or other financial institution charges an account management fee, provided the financial institution has entered into an agreement with SAFECO Securities regarding such accounts;
9. Current or retired officers, directors, trustees or employees of any SAFECO Mutual Fund or SAFECO Corporation or its affiliates and the children, spouse and parents of such persons; and
10. Investments made with redemption proceeds from mutual funds having a similar investment objective with respect to which the investor paid a front-end sales charge.

Reinstatement Privilege. If you paid an initial sales charge and redeem your Class A shares in a Fund you have a one-time privilege to reinstate your investment by investing the proceeds of the redemption at net asset value per share without a sales charge in Class A shares of that Fund and/or one or more of the other Funds. You or your broker-dealer, bank or other financial institution must provide SAFECO Services with a written request for reinvestment and a check not exceeding the amount of the redemption proceeds within 60 days of the date of the redemption. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt.

CDSC Waivers. The contingent deferred sales charges for Class B and Class C shares are currently waived in the following circumstances:
(a) total or partial redemptions made within one year following the death or disability of a shareholder;
(b) redemptions made pursuant to any systematic withdrawal plan based on the shareholder's life expectancy, including substantially equal periodic payments prior to age 59 1/2 that are described in Internal Revenue Code ("Code") Section 72(t), and required minimum distributions beginning for the year in which you attain age 70 1/2, including those required minimum distributions made in connection with customer accounts under Section 403(b) of the Code and other retirement plans;
(c) total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(d) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code;
(e) reinvestment in Class B or Class C shares of a Fund, as applicable, within 60 days of a prior redemption;
(f) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily;
(g) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan that are invested in Funds and are permitted to be made without penalty pursuant to the Code; and
(h) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 10% of the value of the account annually.

COMMISSIONS ON SALES
From time to time, SAFECO Securities may reallow to broker-dealers, banks and other financial institutions the full amount of the sales charge on Class A Shares. In some instances, SAFECO Securities may offer these reallowances only to those financial institutions that have sold or may sell significant amounts of Class A shares. These commissions also may be paid to financial institutions that initiate purchases made pursuant to sales charge waivers (1) and (8), described under "Waiver of Class A Shares Sales Charge." (See Section "Sales Charge Reduction and Waivers.") To the extent that SAFECO Securities reallows 90% or more of the sales charge to a financial institution, such financial institution may be deemed to be an underwriter under the 1933 Act. In addition, SAFECO Securities may, at its expense, pay additional commissions or promotional incentives to dealers that sell shares of the Funds and other registered investment companies. Such additional commissions or incentives may be offered only to dealers which satisfy certain sales volume/growth criteria, or which meet other criteria SAFECO Securities establishes from time to time.

Opening Your Account and Transacting Business

OPENING AN ACCOUNT
Class A, B and C shares are sold through brokers, registered investment advisors, banks and other financial institutions which have entered into selling agreements with the Funds' distributor. To open an account, consult your financial advisor. A sales representative will help you complete an account application and make your initial investment with SAFECO Mutual Funds.

If you are investing for a retirement account, complete and sign a retirement account application (note: you may not invest in tax-exempt Funds for a retirement account).

SAFECO MUTUAL FUND                                                1-800-528-6501


To Transact Business

BY MAIL:
You can apply for a new account or request account transactions by writing to SAFECO Mutual Funds at the following address:

SAFECO Mutual Funds
c/o NFDS
P.O. Box 219241
Kansas City, MO 64121-9241

For overnight delivery:

SAFECO Mutual Funds
c/o NFDS
330 W. 9th Street
Kansas City, MO 64105

BY WIRE:
You can request that your bank transmit U.S. funds by wire to the Funds' custodian bank. In order to use this method, you must first call SAFECO at 1-800-528-6501, before the close of regular trading on the NYSE.

The wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Your bank should send wires to:

State Street Bank
P.O. Box 132
Kansas City, MO 64141
ABA #101003621
Purchase DDA #7560923

Have your bank include with the wire, the account owner name and number of your SAFECO Mutual Funds account and the name of the SAFECO Fund in which you want to invest. Please note that your bank may charge a fee to wire funds. SAFECO is not responsible for delays caused by inadequate wire instructions.

When selling shares, you may request that redemption proceeds be wired to your pre-established bank account. SAFECO Mutual Funds charges a $20 fee to wire redemption proceeds (a higher charge applies to international wires), and some banks charge a fee to receive a wire.

BY TELEPHONE:
Certain account transactions such as the purchase of additional shares for existing accounts or the sale or exchange of shares can be done by telephone. The range of transactions allowed under this option may vary by type of account. If you or your financial advisor do this, you must be willing to assume the risk of any loss so long as we follow reasonable security procedures. Although we record calls for your protection and employ measures to prevent unauthorized account access, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. SAFECO Mutual Funds is not responsible for the negligence or wrongful acts of third parties.

If your account is held directly with SAFECO Mutual Funds, you may purchase additional shares by telephone. Call 1-800-528-6501 to speak to a representative. Our Automated Services Line at 1-800-463-8794, provides a menu of choices to hear Fund price information, mailing and wiring instructions and other Fund information.

If your securities dealer maintains an account for you and holds your Fund shares in its "street name," you must contact an investment professional at your securities dealer to place an order affecting your Fund shares.

If your bank allows transfers from your bank account to your SAFECO Mutual Fund account by telephone, you may purchase up to $50,000 in share value per day. Your bank may charge you a fee to transfer money electronically.

During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds by telephone. We may suspend, limit, modify, or terminate telephone transaction privileges at any time without prior notice.

THROUGH A REGISTERED SECURITIES DEALER, REGISTERED INVESTMENT ADVISOR, BANK, OR OTHER FINANCIAL INSTITUTION:
SAFECO Mutual Funds has relationships with certain brokers and other third-party intermediaries who are authorized to accept, or designate intermediaries to accept purchase, redemption and exchange orders on the Funds' behalf. Contact your broker to determine whether it has an established relationship with SAFECO Mutual Funds. There may be fees or restrictions that would not apply if you had purchased shares directly from SAFECO Mutual Funds.

If your securities dealer or other investment professional maintains an account for you and holds your SAFECO Fund shares in its "street name," you should contact your representative at that firm to purchase additional shares, sell shares, or exchange shares from one Fund to another.

The Funds' transfer agent may pay securities dealers and other financial intermediaries a servicing fee for providing certain administrative services to retirement plan and other institutional omnibus accounts, and the Funds' advisor may pay a portion of such fees from the advisor's own resources.

Buying, Selling and Exchanging Shares

The price of one share, whether you are purchasing, selling or exchanging shares is its "net asset value" (NAV) next determined after we receive your check, wire or telephone purchase instruction in good order. If we receive your investment after the NYSE has closed for the day, the price you will pay is the Fund's NAV as of the next business day.

Unless your financial advisor maintains your account and holds your Fund shares in its "street name" in an omnibus account with SAFECO Mutual Funds, we must have received a completed, signed account application and your investment funds before we can conduct any transaction (except when money is wired into an account).

We and our authorized intermediaries reserve the right not to accept customer orders that are incomplete or otherwise not in good order, and the intermediaries reserve the right to accept certain institutional customer orders conditioned on the understanding that the orders may later be rejected if they cannot be transmitted to us or processed in a timely manner. Minimum investment amounts vary by type of account and apply separately to each Fund. Exchanges of Fund shares must be at least $1,000 and must satisfy minimum investment amounts for new Funds. Current minimum amounts for the purchase of Fund shares are shown below:

                                                   Additional
  Minimum                                Initial   Investment
  Investment         Initial Additional Investment  through
  Amounts Per Fund   Amount   Amounts   with AIM*     AIM*

  Regular Accounts   $2,500      $100     $1,000       $100
-------------------------------------------------------------
  UGMA/UTMA
  Accounts           $1,000      $100     $1,000       $100
-------------------------------------------------------------
  Traditional &
  Roth IRAs          $1,000      $100     $1,000        $50
-------------------------------------------------------------
  Education IRAs       $500      $100      N/A**      N/A**
-------------------------------------------------------------
  Small Business
  and 403(b)(7)
  Plans              N/A***    N/A***     N/A***     N/A***

--------------------------------------------------------------------------------
  * Our Automatic Investment Method allows you to make regular monthly investments by authorizing SAFECO to withdraw a specific amount from your bank account and invest it in the Fund of your choice.
 ** AIM is not offered for Education IRAs.
*** If you are an employer that uses group billing, you may establish a self-administered Payroll Deduction Plan in any SAFECO Fund. Payroll deduction amounts are negotiable. For more information, call us at 1-800-528-6501.

We do not accept currency, credit card convenience checks or money orders, and can accept only checks and wires made payable to SAFECO Mutual Funds and drawn in U.S. dollars on a U.S. bank account. We reserve the right to refuse any check, including third party checks. You will be charged a $12 service fee for every check or electronic funds transfer returned unpaid.

Although we do not normally issue shares in certificate form, we will issue certificates for whole shares free of charge upon your request. If your shares are issued in certificate form, you must submit the certificates along with a letter of instruction with any sale or exchange request. This physical delivery requirement may delay your redemption or exchange of shares, because you will not be able to request a share redemption or exchange over the telephone.

You may not be able to purchase, sell or exchange Fund shares or a Fund may delay paying you the proceeds from a sale of shares when the New York Stock Exchange is closed or if trading is restricted or if an emergency exists. Also, if immediate payment could adversely affect a Fund, we may need to delay payment for up to seven days. Payment for shares you recently purchased by check or electronic transfer may be delayed until the check or electronic transfer clears, which may take up to 15 business days from the date of your investment.

In addition to Class A, Class B, and Class C shares, each Fund offers No-Load Class shares, that are sold in a separate prospectus. Because the Funds' separate share classes have different fees and expenses, their net investment performances will vary.

Authorizing Signatures

On your account application, you will be asked to specify the number of signatures required to authorize account changes and transactions. Please note that allowing fewer than all account owners to authorize account changes and transactions has important implications. For example, one owner of a joint account could redeem shares without the co-owner's signature. If you select fewer than all account owner signatures, you can revoke this instruction by sending a written request to the broker, investment advisor or

SAFECO MUTUAL FUND                                                1-800-528-6501

financial institution where your account is maintained (or to SAFECO Mutual Funds if your account is held directly with us). Unless you indicate otherwise, we will require that all account owners sign any account change or transaction instructions.

We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process certain transactions and requests. A Medallion signature guarantee helps ensure that you have in fact authorized a transaction or change to your account. You can obtain a Medallion signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. We do not accept notarized signatures.

Buying Shares

You may purchase shares of a SAFECO Fund only if it is qualified for sale in the state where you live. When placing a purchase order, you should specify whether the order is for Class A, Class B, or Class C shares, otherwise your money will be automatically invested in Class A shares. If you do not designate the Fund(s) in which you want to invest, your money will be invested in Class A shares of the Money Market Fund. We reserve the right to refuse the purchase of shares.

Selling Shares

You can sell (redeem) your shares of the Funds at any time, subject to certain restrictions, in the same way that shares are purchased, including by mail, by telephone, or through certain intermediaries. Telephone redemptions may not be available for retirement accounts.

SAFECO Mutual Funds may require all account holder signatures, updated account registration and bank account information. A Medallion signature guarantee is required if a redemption is over $250,000. We reserve the right to require a Medallion signature guarantee in other circumstances, without notice.

Generally, we will mail the redemption check on the next business day after selling your shares. There is a $25 charge to place a stop payment on a check. You may transfer money directly to your bank account if you choose this service on your initial application or if you send us a written request.

If you choose the Systematic Withdrawal Plan, a Fund will automatically sell shares in your account and send you a monthly withdrawal check or will transfer money electronically to your bank. Your bank may charge you for this service. The minimum withdrawal for this service is $50 per Fund. For more information call 1-800-528-6501.

If you change your address by telephone, you may not redeem shares by telephone for a period of thirty days.

Redemption Drafts-Money Market Fund Only

If you are a shareholder in the SAFECO Money Market Fund, we will send you, upon request and free of charge, redemption drafts that allow you to withdraw funds from your account. You must have a minimum balance of $1,000 before ordering drafts. Redemption drafts are not available for IRAs.

Drafts may be made payable to anyone and must be:

1) $500 or more; and
2) signed by the authorized account holders.

We reserve the right to reject drafts on accounts that have uncollected funds. If you write a draft against insufficient funds, there may be a charge and we may close your account. There is a $25 charge to place a stop payment on a draft.

Exchanging Shares

An exchange is when you sell shares of one Fund and shortly thereafter buy shares of another Fund that is approved for sale in your state. Always read the prospectus before making an exchange into a Fund that is new to you.

Here are some things you should know about exchanges:
 .there is no sales charge imposed on the exchange of Fund shares of one Class for same Class shares of another Fund, provided ownership of the account does not change;
 .for purposes of computing the CDSC on the sale of shares that were previously exchanged, the length of time of ownership of such shares will be measured from the date of original purchase except for the time period during which a shareholder is invested in Class B shares or Class C shares (as the case may be) of the Money Market Fund;
 .under normal circumstances, we will buy shares of the Fund into which you are exchanging on the same day that we process your order to sell;

 .if immediate payment could adversely affect a Fund, we may need to delay the redemption of shares for up to seven days; and .mutual fund exchanges are generally taxable events (except for retirement accounts). You may realize a capital gain or loss when you make an exchange.

Exchange Limitations

Keep in mind that mutual funds are not intended to be used as vehicles for frequent trading in response to short-term market fluctuations. Exchange activity is limited to four exchanges within a one calendar year period. In addition, the Funds reserve the right to reject any exchange request we believe will increase transaction costs, or otherwise adversely affect other shareholders. These limitations will not affect your ability to redeem your shares from any of the Funds, but may prevent you from purchasing the shares of another Fund with your redemption proceeds. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Maintaining Your Account

ACCOUNT STATEMENTS
Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. Confirmation statements will be sent to you after each transaction that affects your account balance other than:
 .investments made using our Automatic Investment Method;
 .non-quarter end reinvested dividends for the Money Market Fund;
 .annual custodial fees for retirement accounts; and .annual low balance fees.

Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services Corporation, the Funds' transfer agent, will consider the transactions listed on the confirmation statement to be correct.

We will also send you semiannual and annual reports. To reduce the volume of mail, we will send only one copy of these reports and the prospectus to a household (same surname, same address) unless you request otherwise.

Certain documents may be delivered to you electronically, at your request.

Maintaining and servicing low balance accounts increases expenses for all shareholders. For this reason, we may close your account if it falls below $500. If this happens, we will first give you at least 30 days' notice, then redeem your shares at net asset value and send the proceeds to you. In addition, accounts with balances under $1,000 in a Fund will be charged a $12 "low balance" fee. The low balance fee will be automatically deducted from your account. The valuation of accounts and the fee deduction are expected to take place in December. We will waive the fee if combined SAFECO Mutual Fund balances for the same shareholder tax identification number exceed $10,000.

We will reinvest into your account any dividends and other distribution checks that are returned to us as "undeliverable" and remain outstanding over six months. This reinvestment will reflect the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

ACCOUNT CHANGES

To change your account registration:

If you purchased your shares through an investment professional who maintains an investment account for you and holds your shares in "street name" you should send your account registration changes or other requests to that firm. If shares are registered directly in your name, call 1-800-528-6501 to request a change of registration form. Make sure the form is signed by the authorized owner(s) specified on your account application. We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process the request.

To make changes to your Automatic Investment Method or Systematic Withdrawal
Plan:

Send your request in writing to SAFECO Mutual Funds, c/o NFDS, P.O. Box 219241, Kansas City, MO 64121-9241. If you have enrolled in the telephone option service, you may place your request by telephone. Fund balance and transaction requirements apply. All changes must be completed at least 5 business days before your next scheduled transaction.

                             SAFECO FAMILY OF FUNDS

Stability of Principal

SAFECO Money Market Fund

Bond Income

SAFECO High-Yield Bond Fund
SAFECO Intermediate-Term U.S. Treasury Fund
SAFECO GNMA Fund
SAFECO Managed Bond Fund

Tax-Free Bond Income

SAFECO Municipal Bond Fund
SAFECO California Tax-Free Income Fund

High Current Income With Long-Term Growth

SAFECO Dividend Income Fund

Long-Term Growth

SAFECO Growth Opportunities Fund
SAFECO Equity Fund
SAFECO Northwest Fund
SAFECO International Stock Fund
SAFECO Balanced Fund
SAFECO Small Company Value Fund
SAFECO U.S. Value Fund

For More Information

If you would like more information, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about a Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected its performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds. A current SAI is on file with the Securities and Exchange Commission, is incorporated herein by reference and is legally considered part of this prospectus.

For copies of these documents or for other information about the Funds, contact the investment professional at your broker-dealer, bank or other financial institution, or

Write to:                 SAFECO Mutual Funds
                          P.O. Box 34890
                          Seattle, WA 98124-1890

Call:                     1-800-528-6501
                          Deaf and Hard of Hearing
                          TTY/TDD Service: 1-800-438-8718

E-Mail:                   mfunds@safeco.com

Or contact the SEC [note: the SEC may charge a fee to copy documents]:

Write to:                 SEC Public Reference Section Washington, DC 20549-0102

E-Mail:                   publicinfo@sec.gov

Visit the SEC Web site:   http://www.sec.gov

Visit the SEC:            Public Reference Room
                          450 Fifth Street, N.W.
                          Washington, DC 20549-6009

                          Information on the operation of the SEC's Public Reference Room is available by calling the SEC at 1-202-942-8090.

                          SEC 1940 Act File Numbers: 811-6167
                                                     811-5574
                                                     811-7300
                                                     811-3347
                                                     811-6667

                      STATEMENT OF ADDITIONAL INFORMATION

   SAFECO COMMON STOCK TRUST:           SAFECO TAXABLE BOND TRUST:

     SAFECO GROWTH OPPORTUNITIES FUND     SAFECO INTERMEDIATE-TERM
     SAFECO EQUITY FUND                   U.S. TREASURY FUND
     SAFECO DIVIDEND INCOME FUND          SAFECO HIGH-YIELD BOND FUND
     SAFECO NORTHWEST FUND                SAFECO GNMA FUND
     SAFECO BALANCED FUND
     SAFECO INTERNATIONAL STOCK FUND    SAFECO TAX-EXEMPT BOND TRUST:
     SAFECO SMALL COMPANY VALUE FUND
     SAFECO U.S. VALUE FUND
                                          SAFECO MUNICIPAL BOND FUND
                                          SAFECO CALIFORNIA TAX-FREE INCOME FUND
                                          SAFECO INTERMEDIATE-TERM MUNICIPAL
                                          BOND FUND

   SAFECO MANAGED BOND TRUST:           SAFECO MONEY MARKET TRUST:

     SAFECO MANAGED BOND FUND

                                          SAFECO MONEY MARKET FUND
                                          SAFECO TAX-FREE MONEY MARKET FUND


This Statement of Additional Information ("SAI") is not itself a prospectus. It should be read in conjunction with the Class A, Class B and Class C Shares Prospectus and/or the No-Load Class Shares Prospectus, as appropriate, each dated May 1, 2001 for each Fund listed above (collectively, "Funds"). To receive a copy of the Funds' Prospectus, write to: SAFECO Mutual Funds, P.O. Box 34890, Seattle, Washington 98124-1890, or call:


   Nationwide                                Deaf and Hard of Hearing
   Class A, Class B and Class C Shares:      TDD/TTY Service
   800-528-6501                              All Shares:
   No-Load Class Shares:                     800-438-8718
   800-624-5711



The date of the most current Prospectus to which this SAI relates is May 1, 2001. The date of this SAI is May 1, 2001.

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
GENERAL INFORMATION.................................................     3
CHARACTERISTICS OF THE TRUSTS' SHARES...............................     3
OVERVIEW OF INVESTMENT POLICIES.....................................     5
I.  Fundamental Investment Policies.................................     6
II. Non-Fundamental Investment Policies.............................     7
ADDITIONAL INVESTMENT INFORMATION...................................    10
SPECIAL INVESTMENT RISKS............................................    41
     BELOW INVESTMENT GRADE BONDS...................................    41
     FOREIGN SECURITIES.............................................    42
     CURRENCY EXCHANGE RATES........................................    42
     HEDGING TRANSACTIONS...........................................    43
     GEOGRAPHIC AND ISSUER SIZE LIMITATIONS.........................    44
LENDING OF PORTFOLIO SECURITIES.....................................    49
REDEMPTION IN KIND..................................................    49
SALES CHARGE WAIVERS................................................    50
CONVERSION OF CLASS B SHARES........................................    52
INFORMATION ON CALCULATION OF NET ASSET
     VALUE PER SHARE................................................    52
PERFORMANCE INFORMATION.............................................    53
INFORMATION ON DIVIDENDS FOR THE
     MONEY MARKET FUNDS.............................................    70
MANAGEMENT OF THE FUNDS.............................................    70
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF
     CERTAIN FUNDS..................................................    74
INVESTMENT ADVISORY AND OTHER SERVICES..............................    78
BROKERAGE PRACTICES.................................................    94
TAX INFORMATION.....................................................    95
RETIREMENT PLANS....................................................   102
FINANCIAL STATEMENTS................................................   104
DESCRIPTION OF RATINGS..............................................   104

GENERAL INFORMATION
-------------------

Each of the SAFECO Common Stock Trust (the "Common Stock Trust"), the SAFECO Managed Bond Trust (the "Managed Bond Trust"), the SAFECO Tax-Exempt Bond Trust (the "Tax-Exempt Bond Trust"), the SAFECO Taxable Bond Trust (the "Taxable Bond Trust"), and the SAFECO Money Market Trust (the "Money Market Trust") was established as a Delaware business trust under a Declaration of Trust dated May 13, 1993. All are registered as open-end management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act").

The Common Stock Trust offers its shares through eight diversified series funds:
The SAFECO Growth Opportunities Fund ("Growth Opportunities Fund"), formerly known as the SAFECO Growth Fund, SAFECO Equity Fund ("Equity Fund"), SAFECO Dividend Income Fund ("Dividend Income Fund"), formerly known as the SAFECO Income Fund, SAFECO Northwest Fund ("Northwest Fund"), SAFECO International Stock Fund ("International Fund"), SAFECO Balanced Fund ("Balanced Fund"), SAFECO Small Company Value Fund ("Small Company Fund"), formerly known as the SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund ("U.S. Value Fund").

The Taxable Bond Trust offers its shares through three diversified series funds:
The SAFECO Intermediate-Term U.S. Treasury Fund ("Intermediate-Term U.S. Treasury Fund"), the SAFECO GNMA Fund ("GNMA Fund"), and the SAFECO High-Yield Bond Fund ("High-Yield Fund").

The Managed Bond Trust offers its shares through a single diversified series fund: The SAFECO Managed Bond Fund ("Managed Bond Fund").


The Tax-Exempt Bond Trust offers its shares through three diversified series funds: The SAFECO Intermediate-Term Municipal Bond Fund ("Intermediate-Term Municipal Bond Fund"), the SAFECO Municipal Bond Fund ("Municipal Bond Fund"), and the SAFECO California Tax-Free Income Fund ("California Tax-Free Income Fund") (collectively, the "Tax-Exempt Bond Funds").

The Money Market Trust offers its shares through two diversified series funds:
The SAFECO Money Market Fund ("Money Market Fund"), and the SAFECO Tax-Free Money Market Fund ("Tax-Free Money Market Fund") (collectively, the "Money Market Funds").

CHARACTERISTICS OF THE TRUSTS' SHARES
-------------------------------------


Two of the Funds offer only No-Load Class Shares. They are: the Intermediate-Term Municipal Bond Fund and the Tax-Free Money Market Fund. All of the other Funds offer multiple classes of shares. In general, No-Load Class shares are not subject to any front-end or contingent deferred sales charges or Rule 12b-1 fees. Class A shares are sold subject to a front-end charge and pay a Rule 12b-1 fee. Class B shares are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge if the shares are sold within six years of their purchase and pay a higher Rule 12b-1 fee than Class A shares. Class B shares held for six years automatically convert to Class A shares.
Class C shares are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge if the shares are sold within 12 months after their purchase, and pay a higher Rule 12b-1 fee than Class A shares. Unlike Class B shares, Class C shares will not convert to any other share class.

Restrictions on Retaining or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Trusts' shares, except in the event that a Trust or any of its Funds is terminated in the future as a result of merger, reorganization or liquidation and distribution of assets.

Shareholder Obligations and Liabilities

Under Delaware law, the shareholders of the Trusts will not be personally liable for the obligations of a Trust or any Fund of the Trust. A shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument for each Trust requires that every written obligation of the Trust or a Fund of the Trust contain a statement that such obligation may only be enforced against the assets of the Trust or the Fund of the Trust and generally provides for indemnification out of the Trust's or the Fund's property of any shareholder nevertheless held personally liable for the Trust's or a Fund's obligations, respectively.

Dividend Rights

Shareholders of a Fund are entitled to receive any dividends or other distributions declared for that Fund. With respect to distributions, no shares have priority or preference over any other shares of the same Fund. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund according to the number of shares of such Fund held by shareholders on the record date.

Voting Rights

Shareholders are entitled to vote on any matter that (i) concerns an amendment to the Trust Instrument of any of the Trusts that would affect the voting rights of shareholders, (ii) requires a shareholder vote under the Investment Company Act of 1940 (the "1940 Act") or any other applicable law, (iii) is submitted to them by the Trustees in their discretion. The 1940 Act requires a shareholder vote in certain circumstances, including to elect Trustees if the number of Trustees that have been elected by shareholders falls below a majority, to make a material change to a Trust's investment advisory agreement, and to change any fundamental policy of a Trust. On any matter submitted to a vote of shareholders, all shares of the Funds of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Fund except for matters concerning only a Fund. Similarly, all shares of the Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Class except for matters concerning only a Class. The holders of each share of a Fund of a Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Fund of any of the Trusts may not bear the same economic relationship to the Trust as shares of another Fund of the same Trust. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

The participants in qualified plans have no pass-through voting rights. The trustees of such plans, or, in certain cases, a named fiduciary or an investment manager, will vote the shares held by the qualified plans.

Liquidation Rights

In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Fund of the applicable Trust.

Preemptive Rights
Shareholders have no preemptive rights.

Conversion Rights
Shareholders have no conversion rights.

Redemption Provisions
The provisions for redemption by shareholders are set forth in the current prospectuses relating to the applicable Fund and share class and elsewhere in this Statement.

Sinking Fund Provisions
The Trusts have no sinking fund provisions.

Calls or Assessments
The shares are fully paid and non-assessable.


OVERVIEW OF INVESTMENT POLICIES
-------------------------------

The investment policies of the Funds are described in the Prospectuses and this SAI. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (e.g., common stock, U.S. government securities or bonds) the Funds may purchase are disclosed in the Prospectuses and this SAI. The Funds have no intention to purchase securities that the following policies permit, but which are not currently described in the Funds' Prospectus or this SAI. If a policy's percentage limitation is adhered to immediately after and as a result of an investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit).

With respect to the investment restrictions of the Tax-Exempt Bond Funds and the Tax-Free Money Market Fund, the entity that has the ultimate responsibility for the payment of interest and principal on a particular security generally is deemed to be its issuer for purposes of such Funds' investment policies. The identification of the issuer of a tax-exempt security for purposes of diversification depends on the terms and conditions of the security. For example, when the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer for diversification purposes. Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer for purposes of diversification.

Each Fund's fundamental investment policies can be changed only with the approval of a "majority of its outstanding voting securities," as defined by the 1940 Act. For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less. The Boards of Trustees may change non-fundamental policies without shareholder approval.


I.   FUNDAMENTAL INVESTMENT POLICIES
     -------------------------------

The six fundamental investment policies listed below apply to all of the Funds:

1. The Funds may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

2. The Funds may not underwrite the securities of other issuers except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

3. The Funds may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

4. The Funds may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts or investing in securities that are secured by physical commodities.

5. The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors and investing in loans, including assignments and participation interests.

6. The Funds will not purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Funds would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations, and except that these limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other open-end investment companies.

The fundamental policy below applies to all Funds except the Money Market Funds:

     The Funds will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Funds from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The fundamental policy below applies only to the Money Market Fund:

     The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or certain bank instruments issued by domestic banks.

The fundamental policy below applies only to the Tax-Free Money Market Fund:

     The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or governmental issuers of special or general tax-exempt securities, or certain bank instruments issued by domestic banks.


The fundamental policy below applies only to the Intermediate-Term Municipal Bond Fund, Municipal Bond Fund, California Tax-Free Income Fund and Tax-Free Money Market Fund:

     During normal market conditions, the Funds will not invest less than 80% of its net assets in obligations the interest on which is exempt from federal income tax and, in the case of the California Tax-Free Income Fund, also from California state personal income tax.

II.  NON-FUNDAMENTAL INVESTMENT POLICIES
     -----------------------------------

In addition to the policies described in the Funds' Prospectuses. The following six non-fundamental policies have been adopted by all Funds covered by this SAI except as noted.

1.   Foreign Currency:  [All Funds except International Fund] The Funds will not
     ----------------
     buy or sell foreign currency, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2.   Foreign Securities: [All Funds except International Fund] The Funds may
     ------------------
     invest up to 20% of its total assets in foreign securities which are listed on a national exchange, including investments in American Depository Receipts.

3.   Temporary Investments: The Funds may purchase as temporary investments for
     ---------------------
     its cash: commercial paper; certificates of deposit; shares of no-load, open-end money market funds; repurchase agreements (subject to restrictions on the Fund's investment in illiquid securities), and other short-term investments.

4.   Illiquid Securities: If immediately after and as a result of such action
     -------------------
     the value of the following securities, in the aggregate, would exceed 15% of the Fund's net assets [10% in the case of the Money Market Funds], the Fund will not (i) purchase securities for which there is no readily available market, (ii) purchase time deposits maturing in more than seven days, (iii) purchase over-the-counter ("OTC") options or hold assets set aside to cover OTC options written by the Funds, (iv) enter into repurchase agreements maturing in more than seven days, or (v) invest in interests in real estate investment trusts which are not readily marketable or interests in real estate limited partnerships which are not listed or traded on the NASDAQ Stock Market.

5.   Purchasing Securities on Margin:  The Funds will not purchase securities on
     -------------------------------
     margin. However, the Funds may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

6.   Leverage:  The Funds may borrow money (i) from banks, (ii) from SAFECO
     --------
     Corporation or its affiliated companies, or (iii) by engaging in reverse repurchase agreements. The Funds will not purchase securities while borrowings equal to 5% or more of its total assets are outstanding, although the Funds may complete purchase transactions to which it committed prior to reaching the 5% threshold.

In addition to the common non-fundamental policies described above, the following non-fundamental policies apply to each of the Funds of the named Trust except as noted:

SAFECO Common Stock Trust

Real Estate Investment Trusts:  The Funds may invest up to 10% of its total
-----------------------------
assets in shares of real estate investment trusts.

Convertible Securities: [Growth Opportunities Fund, Equity Fund, Northwest Fund,
----------------------
Small Company Fund and U.S. Value Fund only]   The Fund may invest in securities
convertible into common stock, but less than 35% of its total assets will be invested in such securities.

SAFECO Managed Bond Trust

Temporary Defensive Measures:  The Fund may hold cash as a temporary defensive
----------------------------
measure when market conditions so warrant.

When-Issued Securities: The Funds may purchase "when-issued" or "delayed-
----------------------
delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

SAFECO Taxable Bond Trust

Temporary Defensive Measures:  The Funds may hold cash as a temporary defensive
----------------------------
measure when market conditions so warrant.

When-Issued Securities: The Funds may purchase "when-issued" or "delayed-
----------------------
delivery" securities, and may purchase or sell securities on a "forward commitment" basis.


SAFECO Tax-Exempt Bond Trust

Temporary Defensive Measures:  The Funds may hold cash as a temporary defensive
----------------------------
measure when market conditions so warrant.

When-Issued Securities: The Funds may purchase "when-issued" or "delayed-
----------------------
delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

Municipal Project Concentration: The Funds will limit its investment in
-------------------------------
municipal obligations the interest on which is payable from the revenues of similar types of projects to less than 25% of the Funds's total assets. As a matter of operating policy, "similar types of projects" may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air and water pollution control projects.

Short-Term Tax-Exempt Obligations: The Funds may invest in any of the following
---------------------------------
types of short-term, tax-exempt obligations: municipal notes of issuers rated, at the time of purchase, within one of the three highest grades assigned by a nationally recognized statistical rating organization ("NRSRO"); unrated municipal notes offered by issuers having outstanding municipal bonds rated within one of the three highest grades assigned by an NRSRO; notes issued by or on behalf of municipal issuers that are guaranteed by the U.S. Government; tax-exempt commercial paper assigned one of the two highest grades by an NRSRO; certificates of deposit issued by banks with assets of $1,000,000,000 or more; and municipal obligations that have a maturity of one year or less from the date of purchase.

U.S. Government Obligations: The Funds may invest in obligations of the U.S.
---------------------------
Government, its agencies or instrumentalities or in qualified repurchase agreements, the net interest on which is taxable for federal income tax purposes.

Municipal Notes: The Funds may invest in municipal notes, including tax
---------------
anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper.

Single State Concentration: [All Tax-Exempt Bond Funds except the California
--------------------------
Tax-Free Income Fund] The Funds will limit its investment in securities whose issuers are located in the same state to less than 25% of the Fund's total assets.

SAFECO Money Market Trust

Temporary Defensive Measures:  The Funds may hold cash as a temporary defensive
----------------------------
measure when market conditions so warrant.

When-Issued Securities: The Funds may purchase "when-issued" or "delayed-
----------------------
delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

Municipal Project Concentration: The Funds will limit its investment in
-------------------------------
municipal obligations the interest on which is payable from the revenues of similar types of projects to less than 25% of the Fund's total assets. As a matter of operating policy, "similar types of projects" may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air and water pollution control projects.

Single State Concentration: The Funds will limit its investment in securities
--------------------------
whose issuers are located in the same state to less than 25% of the Fund's total assets.

Short-Term Tax-Exempt Obligations:  [Tax-Free Money Market Fund ONLY]  The Fund
---------------------------------
may invest in any of the following types of short-term, tax-exempt obligations: municipal notes of issuers rated, at the time of purchase, within one of the three highest grades assigned by a nationally recognized statistical rating organization ("NRSRO"); unrated municipal notes offered by issuers having outstanding municipal bonds rated within one of the three highest grades assigned by an NRSRO; notes issued by or on behalf of municipal issuers that are guaranteed by the U.S. Government; tax-exempt commercial paper assigned one of the two highest grades by an NRSRO; certificates of deposit issued by banks with assets of $1,000,000,000 or more; and municipal obligations that have a maturity of one year or less from the date of purchase.

Single Issuer Concentration: The Fund may invest up to 25% of its total assets
---------------------------
in the "first tier securities" of a single issuer for up to three business days after purchase. First tier securities are securities (1) rated in the highest short-term category by two nationally recognized statistical rating organizations ("NRSROs"); (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the securities a short-term rating; or (3) unrated, but determined by SAM to be of comparable quality.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

STOCK FUNDS

The Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, Balanced Fund, International Fund, Small Company Fund, and U.S. Value Fund (the "Stock Funds") may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Common Stocks and Preferred Stocks. Common stocks represent equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after debt holders. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.

2. Bonds and Other Debt Securities. The Funds may invest in bonds and other debt securities that are rated investment grade, or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by

     Moody's and BBB by S&P and Fitch) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

     Bonds and debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The value of bonds and other debt securities will normally vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

3. Convertible Securities. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Growth Opportunities Fund and the Dividend Income Fund may purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Equity Fund and the U.S. Value Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Fund's net assets will be invested in such securities.

4. Warrants. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges. Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.

     A Fund will invest in a warrant only if the Fund has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Fund will purchase the warrant only if it is attached to a security in which the Fund has authority to invest. In all cases, a Fund will purchase warrants only after SAM determines that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

5. Restricted Securities and Rule 144A Securities. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Funds likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

     Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

6. Repurchase Agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into a repurchase agreement unless the agreement is fully collateralized and the Fund will value the securities underlying the repurchase agreement daily to assure that this condition is met. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including delays and costs to a Fund if the other party to a repurchase agreement defaults or becomes bankrupt. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the Board's general supervision. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counterparties may be less creditworthy than U.S. counterparties.

7. American Depositary Receipts ("ADRs"). ADRs are registered receipts evidencing ownership of an underlying foreign security. They typically are issued in the United States by a bank or trust company. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer. The International Fund may utilize European Depositary Receipts ("EDRs"), which are similar instruments. EDRs may be in bearer form and are designed for use in the European securities markets.

8. Foreign Securities. Foreign securities are subject to risks in addition to those inherent in investments in domestic securities. (SEE "SPECIAL INVESTMENT RISKS - Foreign Securities" below, for additional information.) Each of the Funds other than the International Fund may invest up to 20% of its total assets in foreign securities. The International Fund may invest 100% of its assets in foreign securities.

9. Indexed Securities. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; i.e., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

     The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which it is indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

10. Cash or High Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High Quality Commercial Paper, Certificates of Deposit, Shares of No-Load, Open-End Money Market Funds or Repurchase Agreements. The Funds may purchase these short-term securities as a cash management technique under those circumstances where they have cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. In making temporary investments in commercial paper and certificates of deposit, a Fund will adhere to the following guidelines:

     (a) Commercial paper must be rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

     (b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the FDIC. The Growth Opportunities Fund's investments in CDs issued by FDIC-insured banks or savings and loans having less than $1 billion in assets will be limited in amount to the statutory insurance coverage provided by the FDIC.

11. Contingent Value Rights. A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the stated date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.

12. Real Estate Investment Trusts ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial "modified pass through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged. A Fund may invest up to 10% of its total assets in shares of REITs.

13. Illiquid Securities. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

14. When-Issued or Delayed-Delivery Securities. Under this procedure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect a Fund's share price in a manner similar to the use of leveraging. A Fund may dispose of its interest in those securities before delivery.

15. Sovereign Debt Obligations. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors. The International Fund may invest in debt securities issued by foreign companies and governments. The Fund will make such investments primarily for defensive purposes, but may do so where anticipated interest rate movements, or other factors affecting the degree of risk inherent in a debt security are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund.

16. Eurodollar Bonds. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond market and are denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.

17. Passive Foreign Investment Companies ("PFICs"). PFICs are foreign corporations (and entities classified as such for federal income tax purposes) organized as vehicles to invest in companies of certain foreign countries. Investors in a PFIC indirectly bear their proportionate share of the PFIC's management fees and other expenses. See "Tax Information" for more information.

18. Covered Call Options and Put and Call Options on Stock Indices. The Funds may employ certain strategies and techniques utilizing these types of options to mitigate their exposure to factors that affect security values. There is no guarantee that these strategies and techniques will work. An option gives an owner the right to buy or sell securities at a predetermined exercise price for a given period of time. The writer of a call option is obligated to sell the underlying securities if the option is exercised during the specified period of time. A Fund that writes a call option and wishes to terminate the obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. A Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A Fund, under normal conditions, will not write a call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets. See also "Options on equity securities" and "Options on stock indices" below.

19. Options on Equity Securities. The Funds may purchase put options on equity securities and may purchase and write (i.e., sell) covered call options. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract that gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

     The Funds will write call options on stocks only if they are covered, and such options must remain covered so long as a Fund is obligated as a writer. For purposes of writing covered call options, the Funds defined "covered" differently. With respect to the International Fund, a call option is "covered" if: the Fund has an immediate right to acquire that security: (i) without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), or (ii) upon the Fund's conversion or exchange of other securities held in its portfolio, or (iii) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

     With respect to the other Funds, a call option is "covered" only if at the time the Fund writes the call, the Fund holds in its portfolio on a share-for-share basis the same security as the call written. A Fund must maintain such security in its portfolio from the time the Fund writes the call option until the option is exercised, terminated or expires. The Funds' use of options on equity securities is subject to certain special risks including the risk that the market value of the security will move adversely to the Fund's option position. Additional risks relating to the Funds' use of options on equity securities are described below.

     The Funds do not intend to invest more than 5% of their net assets at any one time in the purchase of call options on stocks.

     The Funds may effect "closing purchase transactions" and the International Fund may effect "closing sale transactions." If a Fund, as a writer of an option, wishes to terminate the obligation, it may effect a closing purchase transaction by buying an option of the same series as the option previously written. The International Fund also may liquidate its position in an option it holds by exercising the option or by effecting a "closing sale transaction," i.e., selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or, in the case of the International Fund, is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guarantee that closing purchase or closing sale transactions can be effected.

     Put Options: The Funds may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

     The Funds' use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Funds will generally only purchase or write those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options. In such a case, the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

20. Options on Stock Indices. The Funds may purchase put options and may purchase and sell call options on stock indices. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

     The Funds will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. When a Fund writes a call option on a broadly based stock market index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or listed on Nasdaq against which the Fund has not written a stock call option and that has not been hedged by the Fund by the sale of stock index futures.

     When a Fund writes a call option on an industry or market segment index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

     If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when a Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered, and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written, where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

     The Funds do not intend to invest more than 5% of their net assets at any one time in the purchase of puts and calls on stock indices. The Funds may effect closing sale and the International Fund may effect closing purchase transactions, as described above in connection with options on equity securities.

     The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Funds would not be able to close out options that they had purchased or, in the case of the International Fund, written and, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds generally will select stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

     Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability of the Funds to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. The Funds will not purchase or sell any index option contract unless and until the Funds investment advisor or sub-investment advisor believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

     Price movements in the Funds' equity security portfolios probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Fund bears the risk that the price of the securities it holds in its portfolio may not increase as much as the index. In such event, the Fund would bear a loss on the call that is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Funds' securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

     When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio.
     As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

     There are also certain special risks involved in purchasing put and call options on stock indices. If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

21. Options on Debt Securities. (International Fund Only) The Fund may purchase and write (i.e., sell) put and call options on debt securities. Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

     The Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as options on equity securities as described above, except that, in the case of call options on U.S. Treasury bills, the Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option.
     The principal reason for the Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the Fund's Sub-Advisor, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

     The Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. The Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

     The Fund may purchase "protective puts" on debt securities in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described above in "Options on Equities."

     The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

     If the Fund, as a writer of an exchange-traded option, wishes to terminate the obligation, it may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, dealer options generally do not have a continuous liquid market. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the dealer option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the dealer option. While the Fund will seek to enter into dealer options only with counterparties who agree to and who are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected. The Fund may not invest more than 15% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the SEC has taken the position that purchased dealer options and the assets used as "cover" for written dealer options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written dealer options may be considered liquid provided that the Fund sells dealer options only to qualified dealers who agree that the Fund may repurchase any dealer option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The Fund's purchase and sale of exchange-traded options on debt securities will be subject to the risks described above in "Options on Equity Securities."

22. Options on Foreign Currencies. (International Fund Only) The Fund may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

     The Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the Fund's securities are denominated, the dollar value of such securities will decline even though their foreign currency value remains the same. To hedge against the decline of the foreign currency, the Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, the Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

     If, on the other hand, the Fund's Sub-Advisor anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, the Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

     The Fund's successful use of options on foreign currencies depends upon the Sub-Advisor's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally.
     For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Furthermore, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

     The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not their market risks. The Fund's ability to establish and maintain positions will depend on market liquidity. The ability of the Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

23. Stock Index Futures Contracts. The Funds may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

     A Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Funds may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Funds' equity securities.

     A Fund's successful use of stock index futures contracts depends upon the Advisor or Sub-Advisor's ability to predict the direction of the market, and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

     Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Funds will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Fund's assets may be committed as initial margin on futures contracts.

24. Interest Rate Futures Contracts. (International Fund Only) The International Fund may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

     The Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. The Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. The Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

     The Fund's successful use of interest rate futures contracts depends upon the Sub-Advisor's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to the Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described above in "Stock Index Futures Contracts."

25. Foreign Currency Futures Contracts. (International Fund Only) The International Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. A European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, the Netherlands and the United Kingdom. The Fund will engage in transactions in only those futures contracts and other options thereon that are traded on a commodities exchange or a board of trade. See "Stock Index Futures Contracts" above for a general description of futures contracts. The Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. The Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

     The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. The Fund's successful use of foreign currency futures contracts depends upon the Sub-Advisor's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed above more fully under "Options on Foreign Currencies" and "Stock Index Futures Contracts."

26. Options on Futures Contracts. The Funds may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, on exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Funds intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

     Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.

     The Funds will not purchase a put or call option or option on a futures contract if, as a result, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of its net assets. In addition, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.

27. Forward Foreign Currency Exchange Contracts. (International Fund Only) The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be.

     By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Sub-Advisor believes that it is important to have the flexibility to enter into forward contracts when it is determined that the best interests of the Fund will thereby be served. The Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. However, there is no assurance that liquid markets will exist for any particular forward contract at any particular time or that the Fund will be able to effect a closing or "offsetting" transaction. Forward contracts are subject to other risks described in "Special Risks of Foreign Investments and Foreign Currency Transactions."

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities that are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

28. Unseasoned Issuers. The Funds may invest in securities of unseasoned issuers. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

29. Indexed Securities. The Funds may invest in securities whose performance and principal amount at maturity are linked to a specified equity security or securities index. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indices to which they are indexed, but such securities are subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.

INTERMEDIATE-TERM U.S. TREASURY FUND, GNMA FUND,
HIGH-YIELD FUND AND MANAGED BOND FUND

The Intermediate-Term U.S. Treasury Fund, GNMA Fund, High-Yield Fund and Managed Bond Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Direct Obligations of the U.S. Treasury such as U.S. Treasury Bills, Notes and Bonds. The Intermediate-Term Treasury Fund and the Managed Bond Fund also invest in stripped securities that are direct obligations of the U.S. Treasury. Direct obligations of the U.S. Treasury are supported by the full faith and credit of the U.S. government.

2. Other U.S. Government Securities, including (a) securities supported by the full faith and credit of the U.S. government but that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association ("GNMA"); (b) securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Bank ("FHLB") and the Federal Home Loan Mortgage Corporation ("FHLMC"); and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority

     ("TVA"). While U.S. government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

3. Agency Subordinated Debt: The Funds may invest in subordinated debt instruments issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and by federally related institutions. These securities are not backed by the full faith and credit of the U.S. government. Subordinated agency debt is unsecured, subordinated obligations of the agency, ranking junior in right of payment to certain other existing and future obligations of the agency. Subordinated debt is among the first after equity to lose value in the event of financial failure. Investors are exposed to loss and do not benefit, as equity shareholders might, from excessive risk taking.

4. Corporate Debt Securities (Intermediate-Term U.S. Treasury Fund, GNMA Fund and Managed Bond Fund Only). The Funds may invest in corporate debt securities which at the time of purchase are rated in the top four grades (Baa or BBB or higher) respectively by either Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services, a division of The McGraw Hill Companies, Inc. ("S&P") or Fitch IBCA, Inc. ("Fitch"), or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. In addition to reviewing ratings, SAM will analyze the quality of rated and unrated corporate bonds for purchase by the Fund by evaluating various factors that may include the issuer's capital structure, earnings power and quality of management.

5. Repurchase Agreements. See the description of such securities under "Additional Investment Information -- Stock Funds". The Managed Bond Fund will invest no more than 5% of its total assets in repurchase agreements, and will not purchase repurchase agreements that mature in more than seven days.

6. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Funds".

7. Yankee Debt Securities and Eurodollar Bonds. The High-Yield Fund may invest in Yankee sector debt securities. Yankee debt securities are securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to a Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

     Both S&P and Moody's rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, that may not always be possible. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders.

8. Short-Term Investing. The Funds may invest for short-term purposes when SAM believes such action to be desirable and consistent with sound investment practices. No Fund, however, will engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its securities whenever SAM deems advisable, without regard to the length of time the securities have been held. See the description of such securities under "Additional Investment Information--Stock Funds."

9. Restricted Securities and Rule 144A Securities (Intermediate-Term U.S. Treasury Fund, GNMA Fund, High-Yield Fund Only). See the description of such securities under "Additional Investment Information--Stock Funds."

10. Mortgage-Backed Securities. The mortgage-backed securities in which the Funds may invest represent ownership in a pool of mortgage loans or securities collateralized by pools of mortgage loans. Government National Mortgage Association (GNMA): Ginnie Maes are general obligations of the U.S. Treasury backed by Federal Housing Administration (FHA)-insured and Veterans Administration (VA) guaranteed mortgages plus the general guarantee of GNMA, which carries the full faith and credit of the U.S. Government. GNMA securities include "modified pass-through" securities or collateralized mortgage obligations ("CMOs"). Federal Home Loan Mortgage Corporation (FHLMC): Freddie Mac participation certificates are backed by both FHA and VA mortgages and privately insured conventional mortgages plus the general guarantee of FHLMC, a privately managed public institution owned by the Federal Home Loan Bank Board System members. Federal National Mortgage Association (FNMA): Fannie Mae mortgage backed securities are issued and guaranteed by FNMA, a government-sponsored, publicly held company, and backed by both conventional and FHA and VA mortgages.

11. GNMA Collateralized Mortgage Obligations: GNMA securities include "modified pass-through" securities or collateralized mortgage obligations ("CMOs"). Modified pass-through securities "pass through" to their holders the scheduled monthly interest and principal payments relating to mortgage loans in the pool. CMOs are securities collateralized by a portfolio of mortgage loans or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. The Funds may purchase CMOs that are interests in real estate mortgage investment conduits ("REMICs") sponsored by GNMA. Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Fund will receive monthly scheduled payments of both principal and interest. In addition, the Fund may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages. Since the Fund must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of the Fund's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

     The rate of interest payable on collateralized mortgage obligation ("CMO") classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Fund may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. The Fund will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

     Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - i.e., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.

12. Other Collateralized Mortgage Obligations. Obligations issued by the U.S. government or one of its agencies or instrumentalities (such as FNMA or FHLMC) or by private issuers which are collateralized by securities issued by the U.S. government or one of its agencies or instrumentalities (such as FNMA or FHLMC). CMOs are securities collateralized by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments on the CMO is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof.

13. Asset-Backed Securities. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. These securities may be supported by credit enhancements such as letters of credit. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. Repossessed collateral may be unavailable or inadequate to support payments on defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment. Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

     Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

14. Zero Coupon Bonds. Zero coupon bonds are purchased at a discount without scheduled interest payments. Because zero coupon bonds do not pay current interest, their prices can be very volatile when interest rates change. In calculating its dividends, the Managed Bond Fund accrues as income a portion of the difference between the purchase price and the face value of each zero coupon bond it holds.

     The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities.

15. Cash or High-Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High-Quality Commercial Paper, Certificates of Deposit, Shares of No-Load, Open-End Money Market Funds or Repurchase Agreements. A Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments or dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

16. High-Yield, Debt Securities (High-Yield Fund Only). The High-Yield Fund may purchase debt and preferred stock issues (including convertible securities) which are below investment grade, i.e., rated lower than the top four grades by S&P, Moody's or Fitch, or, if not rated by these agencies, in the opinion of SAM, have credit characteristics comparable to such rated securities. Up to 25% of the Fund's total assets may be invested in such unrated securities. SAM will determine the quality of unrated obligations by evaluating the issuer's capital structure, earnings power and quality of management. Unrated securities may not be as attractive to as many investors as rated securities. In addition, the Fund may invest up to 5% of its total assets in securities which are in default. The Fund will purchase securities which are in default only when, in SAM's opinion, the potential for high yield outweighs the risk.

     While debt securities rated lower than investment grade generally lack characteristics of a desirable investment, they normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from securities rated as investment grade. These securities are speculative and involve greater investment risks due to the issuers' reduced creditworthiness and increased likelihood of default and bankruptcy. In addition, these securities are frequently subordinated to senior securities.

     Yields on high-yield, debt securities will fluctuate over time. During periods of economic uncertainty or change, the market prices of high-yield, fixed-income securities may experience increased volatility, which may in turn cause the net asset value per share of the High-Yield Fund to be volatile. Lower-quality, debt securities tend to reflect short-term economic and corporate developments to a grater extent than higher-quality securities which primarily react to fluctuations in interest rates. Economic downturns or increases in interest rates can significantly affect the market for high-yield, debt securities and the ability of issuers to timely repay principal and interest, increasing the likelihood of defaults. Lower-quality securities include debt obligations issued as a part of capital restructurings, such as corporate takeovers or buyouts. Capital restructurings generally involve the issuance of additional debt on terms different from any current outstanding debt. As a result, the issuer of the debt is more highly leveraged. During an economic downturn or period of rising interest rates, a highly-leveraged issuer may experience financial difficulties which adversely affect its ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, the issuer will depend on its cash flow and may depend, especially in the context of corporate takeovers, on a sale of its assets to service debt. Failure to realize projected cash flows or asset sales may seriously impair the issuer's ability to service this greater debt load, which in turn might cause the Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team following any restructuring, and close monitoring of the issuer's progress toward its financial goals.

17. Debt Securities with Equity Features (High-Yield Fund Only). The Fund may acquire these securities when comparable in yield and risk to debt securities without equity features, but only when acquired as a result of unit offerings which carry an equity element such as common stock, rights or other equity securities. The Fund will hold these common stocks, rights or other equity securities until SAM determines that, in its opinion, the optimal time for sale of the equity security has been reached.

18. Payment-in Kind (High-Yield Fund Only). The High-Yield Fund may hold "payment-in-kind" fixed-income securities. Payment-in-kind securities receive interest paid in additional securities rather than cash. The Fund accrues income on these securities but does not receive cash interest payments until maturity or payment date. The Fund intends to distribute substantially all of its income to its shareholders so that it can be treated as a regulated investment company under the federal tax law (see "Tax Information"). As a result, if its cash position is depleted, the Fund may have to sell securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect non-cash income to materially affect the Fund's operations. Payment-in-kind securities are generally subject to greater price fluctuations due to changes in interest rates than those fixed-income securities paying cash interest on a schedule until maturity.

19. Liquidity and Valuation (High-Yield Fund Only). The liquidity and price of high-yield, debt securities can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issuers, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly traded market with few participants and may adversely impact the High-Yield Fund's ability to dispose of its securities as well as make valuation of securities more difficult. Because there tend to be fewer investors in lower-rated, fixed-income securities, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, lower-rated securities are subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated securities of the same maturity. Judgment plays a greater role in the valuation of thinly-traded securities.

     The Managed Bond Fund may retain debt securities which are downgraded to below investment grade (commonly referred to as "high yield" or "junk" bonds) after purchase. In the event that due to a downgrade of one or more debt securities an amount in excess of 5% of the Fund's net assets is held in securities rated below investment grade, SAM will engage in an orderly disposition of such securities to the extent necessary to reduce the Fund's holdings of such securities to no more than 5% of the Fund's net assets. In addition to reviewing ratings, SAM may analyze the quality of rated and unrated debt securities purchased for the Managed Bond Fund by evaluating the issuer's capital structure, earnings power, quality of management, and position within its industry. See "Description of Ratings" for a description of debt securities ratings.

20. Municipal Securities (High-Yield and Managed Bond Funds Only). The Fund may invest in obligations of, or guaranteed by, the U.S Government, its agencies or instrumentalities, or in debt securities which are rated in the four highest grades assigned by Moody's, S&P or Fitch during market conditions which, in the opinion of SAM, are unfavorable for satisfactory market performance by lower-rated or unrated debt securities. The Fund may invest in higher-rated securities when changing economic conditions or other factors cause the difference in yield between lower-rated and higher-rated securities to narrow and SAM believes that the risk of loss of principal may be substantially reduced with a small reduction in yield.

21. Credit Ratings. Rating agencies evaluate the likelihood that an issuer will make principal and interest payments, but ratings may not reflect market value risks associated with lower-rated, fixed-income securities. Also, rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest. SAM uses S&P, Moody's and Fitch ratings as a preliminary indicator of investment quality. SAM will periodically research and analyze each issue (whether rated or unrated) and evaluate such factors as the issuer's interest or dividend coverage, asset coverage, earnings prospects, and managerial strength. This analysis will help SAM to determine if the issuer has sufficient cash flow and profits to meet required principal and interest payments and to monitor the liquidity of the issue. Achievement of a Fund's investment objective will be more dependent on SAM's credit analysis of bonds rated below the three highest rating categories than would be the case were the Fund to invest in higher-quality debt securities. This is particularly true for the High-Yield Fund.

INTERMEDIATE-TERM MUNICIPAL BOND FUND, MUNICIPAL BOND FUND AND CALIFORNIA TAX-FREE INCOME FUND

Each Tax-Exempt Bond Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Municipal Bonds. Each Fund may invest up to 20% of its total assets in unrated municipal bonds. Unrated securities are not necessarily lower in quality than rated securities, but may not be as attractive to as many investors as rated securities. Each Fund will invest no more than 33% of its total assets in municipal bonds rated in the fourth highest grade (or in comparable unrated bonds subject to the 20% limit). Such bonds are of medium grade, have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

     After purchase by a Fund, a municipal bond may be downgraded to below investment grade or, if unrated, may cease to be comparable to a rated investment-grade security (such below investment-grade securities are commonly referred to as "high yield" or "junk" bonds). Neither event will require a Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. Each Fund will not hold more than 5% of its net assets in such below investment-grade securities.

     The term "municipal bonds" as used in this Statement of Additional Information means those obligations issued by or on behalf of states, territories, or possessions of the United States and the District of Columbia and their political subdivisions, municipalities, agencies, instrumentalities, or public authorities, the interest on which in the opinion of bond counsel is exempt from federal income tax, and in the case of the California Fund, exempt from California personal income tax.

     Revenue Bonds, which are "limited obligation" bonds that provide financing for specific projects or public facilities. These bonds are backed by revenues generated by a particular project or facility or by a special tax. A "resource recovery bond" is a type of revenue bond issued to build waste facilities or plants. An "industrial development bond" is a type of revenue bond that is backed by the credit of a private issuer, generally does not have access to the resources of a municipality for payment and may involve greater risk. Each Fund intends to invest primarily in revenue bonds that may be issued to finance various types of projects, including but not limited to education, hospitals, housing, waste and utilities. Each Fund will not purchase private activity bonds or any other type of revenue bonds, the interest on which is subject to the alternative minimum tax.

     General Obligation Bonds, which are bonds that provide general purpose financing for state and local governments and are backed by the taxing power of the state and local government as the case may be. The taxes or special assessments that can be levied for the payment of principal and interest on general obligation bonds may be limited or unlimited as to rate or amount.

     Variable and Floating Rate Obligations, which are municipal obligations that carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals. Floating rate instruments bear interest at rates that vary automatically with changes in specified market rates or indexes, such as the bank prime rate. Accordingly, as interest rates fluctuate, the potential for capital appreciation or depreciation of these obligations is less than for fixed rate obligations. Floating and variable rate obligations carry demand features that permit a Fund to tender (sell) them back to the issuer at par prior to maturity and on short notice. A Fund's ability to obtain payment from the issuer at par may be affected by events occurring between the date the Fund elects to tender the obligation to the issuer and the date redemption proceeds are payable to the Fund. A Fund will purchase floating and variable rate obligations only if at the time of purchase there is a secondary market for such instruments. For purposes of calculating average dollar-weighted maturity, the Intermediate-Term Municipal Bond Fund will treat variable and floating rate obligations as having a maturity equal to the period remaining until the date the Fund can next exercise the demand feature by selling the security back to the issuer.

     Put Bonds, which are municipal bonds that give the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date and put bonds with demand features. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the bond. A demand feature is a put that entitles the Fund holding it to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals.

     Municipal Lease Obligations, which are issued by or on behalf of state or local government authorities to acquire land, equipment or facilities and may be subject to annual budget appropriations. These obligations themselves are not normally backed by the credit of the municipality or the state but are secured by rent payments made by the municipality or by the state pursuant to a lease. If the lease is assigned, the interest on the obligation may become taxable. The leases underlying certain municipal lease obligations provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the lease property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit. Certain municipal lease obligations also contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a Fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. If rent is abated because of damage to the leased property or if the lease is terminated because monies are not appropriated for the following year's lease payments, the issuer may default on the obligation causing a loss to a Fund. A Fund will invest in only those municipal lease obligations that are, in the opinion of SAM, liquid securities under guidelines adopted by the Trust's Board of Trustees. Generally, municipal lease obligations will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

     Certificates of Participation ("COP") in municipal lease obligations, which are certificates issued by state or local governments that entitle the holder of the certificate to a proportionate interest in the lease purchase payments made. A Fund will only invest in those COPs that are, in the opinion of SAM, liquid securities under guidelines adopted by the Trust's Board of Trustees. Generally, COPs will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

     Participation Interests, which are interests in municipal bonds and floating and variable rate obligations that are owned by banks. These interests carry a demand feature that permits a Fund holding an interest to tender (sell) it back to the bank. Generally, the bank will accept tender of the participation interest with same day notice, but may require up to five days' notice. The demand feature is usually backed by an irrevocable letter of credit or guarantee of the bank. The credit rating of the bank may affect the credit quality of the participation interest.

     Municipal Notes, which are notes generally issued by an issuer to provide for short-term capital needs and generally have maturities of one year or less. A Fund may purchase municipal notes as a medium for its short-term investments, the interest on which will not be subject to federal income tax when distributed to the Fund's shareholders. Notes include tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper. A Fund will invest only in those municipal notes that at the time of purchase are rated within one of the three highest grades by Moody's or S&P or, if unrated by any of these agencies, in the opinion of SAM, are of comparable quality.

2. Shares of No-Load, Open-End Investment Companies that Invest in Tax-Exempt Securities With Remaining Maturities of One Year or Less. Such shares will be purchased only as a medium for a Fund's short-term investments if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities.

3. Repurchase Agreements. See the description of such securities under "Additional Investment Information -- Stock Funds."

4. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Funds."

5. Illiquid Securities. See the description of such securities under "Additional Investment Information -- Stock Funds."

6. Cash or High Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High-Quality Commercial Paper, Certificates of Deposit and Shares of No-Load, Open-End Money Market Funds. A Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities, or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

7. Short-Term Investments. Each Fund may invest for short-term purposes when SAM believes such action to be desirable and consistent with sound investment practices. Each Fund, however, will not engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable without regard to the length of time the securities have been held. The portfolio turnover rate is not expected to exceed 70%.

MONEY MARKET FUNDS

Quality and Maturity. Pursuant to procedures adopted by the Money Market Trust's Board of Trustees, the Money Market Fund and the Tax-Free Money Market Fund may purchase only high-quality securities that SAM believes present minimal credit risks. To be considered high quality, a security must be rated, or the issuer must have received a rating for a comparable short-term security, in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, the security must be judged by SAM to be of equivalent quality.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., A-1 by S&P) and second tier securities are those deemed to be in the second highest rating category (e.g., A-2 by S&P).

The Money Market Funds may not invest more than 5% of their total assets in second tier securities. In addition, the Money Market Funds may not invest more than 1% of their total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Money Market Funds currently intend to limit their investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the Money Market Funds may look to an interest rate reset or demand feature.

A security is considered to be rated if either the security itself is assigned a rating or the issuer is assigned a rating for comparable short-term debt obligations. Alternatively, a security (whether or not rated) with an unconditional demand feature (as defined in Rule 2a-7) may be considered to be rated if the demand feature or its issuer has been assigned a rating. See "Description of Ratings" for further explanation of rating categories.

Except as noted, each Money Market Fund may make the following investments, among others, although it may not buy all of the types of securities that are described.

1. Repurchase Agreements. In a repurchase agreement, the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price. Delays or losses could result if the counterparty to the agreement defaults or becomes insolvent.

2. Variable and Floating Rate Instruments. Issuers of floating or variable rate notes include, but are not limited to, corporations, partnerships, special purpose entities, the U.S. government, its agencies and instrumentalities, and municipalities. The interest rates on variable rate instruments reset periodically on specified dates so as to cause the instruments' market value to approximate their par value. The interest rates on floating rate instruments change whenever there is a change in a designated benchmark rate. Variable and floating rate instruments may have optional or mandatory put features. In the case of a mandatory put feature, the Fund would be required to act to keep the instrument.

3. Other Floating and Variable Rate Securities. Securities collateralized by a portfolio of municipal bonds which are divided into classes. The Fund will purchase only classes of such securities which provide for floating rates and which can be put back to a liquidity provider (generally at par) on a fixed date.

4. Restricted Securities and Rule 144A Securities. The Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act and commercial paper sold pursuant to Section 4(2) of the 1933 Act, provided that SAM had determined that such securities are liquid under guidelines adopted by the Board of Trustees. See the description of Rule 144A Securities under "Additional Investment Information -- Stock Funds."
     Section 4(2) of the 1933 Act exempts securities sold by the issuer in private transactions from the 1933 Act's registration requirements. Because
     Section 4(2) paper is a restricted security, investing in Section 4(2) paper could have the effect of decreasing the liquidity of the Fund's portfolio to the extent that buyers, for a time, become unwilling to purchase the securities.

5. Commercial Paper Obligations. Commercial paper is a short-term instrument issued by corporations, financial institutions, governmental entities and other entities, and may include funding agreements, and other short-term debt obligations. The principal risk associated with commercial paper is the potential insolvency of the issuer. In addition to commercial paper obligations of domestic corporations, the Fund may also purchase dollar-denominated commercial paper issued in the U.S. by foreign entities.

     While investments in foreign obligations are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision of markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S. A Fund will purchase commercial paper issued by foreign entities only if, in the opinion of SAM, it is of an investment quality comparable to other obligations that may be purchased by the Fund.

6. Tax-Exempt Commercial Paper (Tax-Free Money Market Fund Only). These are short-term securities issued by states, municipalities and their agencies. Tax-exempt commercial paper may be structured similarly to put bonds with credit enhancements, long nominal maturities, and mandatory put dates, which are agreed upon by the buyer and the seller at the time of purchase. The put date acts as a maturity date for the security, and generally will be shorter than the maturities of Project Notes (PNs), BANs, RANs or TANs. There is a limited secondary market for issues of tax-exempt commercial paper.

7. Illiquid Securities. See the description of such securities under "Additional Investment Information -- Stock Funds.

8. Securities Issued by Banks and Other Issuers. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The Fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies and mortgage bankers, as well as banks.

     The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and the Funds may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks. Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

9. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Funds."

10. Mortgage-Backed Securities (Money Market Fund Only). See the description of such securities under "Additional Investment Information--Intermediate-Term U.S. Treasury Fund, GNMA Fund, High-Yield Fund, and Managed Bond Fund." In addition to the agency-insured or guaranteed mortgage loan pools described there, the Money Market Fund may purchase securities collateralized by mortgage loans or by mortgage-backed securities which are not insured or guaranteed by any U.S. governmental agency, but which carry private issuer guarantees, surplus collateral levels or other credit enhancements sufficient to obtain credit ratings making them eligible for purchase by the Funds.

11. Asset-Backed Securities (Money Market Fund Only). See the description of such securities under "Additional Investment Information--Intermediate-Term U.S. Treasury Fund, GNMA Fund, High-Yield Fund, and Managed Bond Fund."

12. U.S. Government Securities. U.S. government securities include (a) direct obligations of the U.S. Treasury, (b) securities supported by the full faith and credit of the U.S. government but that are not direct obligations of the U.S. Treasury, (c) securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury such as securities issued by the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Bank ("FHLB") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and (d) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority ("TVA").

13. Corporate Obligations such as Publicly Traded Bonds, Debentures and Notes (Money Market Fund Only). The securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.

14. Municipal Bonds (Tax-Free Money Market Fund Only). Municipal bonds are issued to raise longer-term capital but, when purchased by the Tax-Free Money Market Fund, will have thirteen (13) months or less remaining until maturity or will have a variable or floating rate of interest. These issues may be either general obligation bonds or revenue bonds, and may include the following:

     Bond Anticipation Notes (BANs). These notes are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet the obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

     Tax Anticipation Notes (TANs). These notes are issued by state and local governments to finance their current operations. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

     Revenue Anticipation Notes (RANs). These notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of project revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

     Variable and Floating Rate Instruments. Certain municipal obligations may carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals so as to cause the instruments' market value to approximate their par value. Floating rate instruments bear interest at rates which vary automatically with changes in specified market rates or indices, such as the bank prime rate. The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value.

15. Term Put Bonds. Term put bonds are variable rate obligations which have a maturity in excess of one year with the option to put back (sell back) the bonds on a specified put date. On the put date, the interest rate of the bond is reset according to current market conditions and accrues at the reset rate until the next put date. The Fund may also hold mandatory put bonds. Mandatory put bonds require the holder to take certain action to retain the bonds. Put bonds are generally credit-enhanced by collateral, guaranteed investment contracts, surety bonds, a letter of credit or insurance which guarantees the payment of principal and interest.

16. Yankee Debt Securities and Eurodollar Bonds (Money Market Fund Only). See the description of such securities under "Additional Investment Information - Intermediate-Term U.S. Treasury Fund, GNMA Fund, High-Yield Fund and Managed Bond Fund.

17. Shares of No-Load, Open-End Investment Companies That Invest in Tax-Exempt Securities With Remaining Maturities of Thirteen Months or Less (Tax-Free Money Market Fund Only). Such shares will be purchased only if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities.


SPECIAL INVESTMENT RISKS
------------------------


BELOW INVESTMENT-GRADE BONDS:

The Dividend Income, Small Company and High-Yield Funds may invest in, and the other Funds as a result of downgrades may own, below investment-grade bonds. Below investment-grade bonds are speculative and involve greater investment risks than investment-grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below investment-grade bonds may experience increased volatility.

Below investment-grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment-grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment-grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment-grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact a Fund's ability to dispose of the bonds as well as make valuation of the bonds more difficult.

Because there tend to be fewer investors in below investment-grade bonds, it may be difficult for a Fund to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

FOREIGN SECURITIES:

Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Foreign securities may not be registered under, nor may the issuers thereof be subject to the reporting requirements of U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Because the International Fund invests primarily in foreign securities, it is subject to various risks in addition to those associated with U.S. investment. For example, the value of the International Fund depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the Fund invests.

CURRENCY EXCHANGE RATES (International Fund):

The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations (including actions by a foreign government to devalue its currency, thereby effecting a possibly substantial reduction in the U.S. dollar value of a Fund's investments in that country). The International Fund is authorized to employ certain hedging techniques to minimize this risk. However, to the extent such transactions do not fully protect the International Fund against adverse changes in exchange rates, decreases in the value of the currencies of the countries in which the Fund invests result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies. Further, the International Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers (including banks) realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer or bank normally will offer to sell a foreign currency to the International Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Moreover, fluctuations in exchange rates may decrease or eliminate income available for distribution. For example, if certain realized foreign currency losses exceed other investment company taxable income (as described below under "Tax Information") during a taxable year, the International Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized for federal income tax purposes as a return of capital to shareholders, rather than as ordinary dividends.

HEDGING TRANSACTIONS:

Hedging transactions cannot eliminate all risks of loss to the Funds and may prevent a Fund from realizing some potential gains. The projection of short-term foreign currency (International Fund) and foreign market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See "Special Risks of Foreign Investments and Foreign Currency Transactions."

Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Fund had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.

To help reduce certain risks associated with hedging transactions, the Common Stock Trust's Board of Trustees has adopted the requirement that forward contracts, options, futures contracts and options on futures contracts be used on behalf of the Funds to hedge investment risk and not for speculation.

In addition, the Boards of Trustees have adopted the following percentage restrictions on the use of options, futures contracts and options on futures contracts:

     (i) A Fund will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets.

     (ii) A Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of the Fund's net assets.

     (iii) A Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.


GEOGRAPHICAL AND ISSUER SIZE LIMITATIONS:

Northwest Fund. Due to its geographic concentration requirement, the number of
--------------
issuers whose securities are eligible for purchase by the Fund is significantly less than the number available for many other mutual funds. Also, some companies whose securities are held in the Northwest Fund's portfolio may primarily distribute products or provide services in a specific locale or in the Northwest region. The long-term growth of these companies can be significantly affected by business trends in and the economic health of those areas. Other companies whose securities are held by the Northwest Fund may have a predominately national or partially international market for their products or services and are more likely to be impacted by national or international trends. As a result, the performance of the Northwest Fund may be influenced by business trends or economic conditions not only in a specific locale or in the Northwest region, but also on a national or international level, depending on the companies whose securities are held in its portfolio at any particular time.
The Fund will not sell a stock in a company that satisfied the Fund's definition of a "Northwest" company at the time of purchase solely because the company no longer meets that definition.

International Fund.  Because the International Fund invests primarily in foreign
------------------
securities, it is subject to various risks in addition to those associated with U.S. investment. For example, the value of the International Fund depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the Fund invests.

Small Company Fund.  The Small Company Fund invests in small-sized companies
------------------
which involves greater risks than investment in larger, more established issuers, and such securities can be subject to more abrupt and erratic movements in price.

California Tax-Free Income Fund.  The following is a condensed and general
-------------------------------
description of conditions affecting the taxing ability and fiscal condition of the State of California and its various political subdivisions and their ability to meet their debt service obligations. Since during normal market conditions the California Tax-Free Income Fund ("California Fund") plans to invest at least 80% of its net assets in bonds issued by California and its political subdivisions, the investment risk of such concentration should be carefully considered. The description below summarizes discussions contained in official statements relating to various types of bonds issued by the State of California and its political subdivisions. A more detailed description can be found in such official statements. The California Fund has not independently verified any of the information presented in this section.

The State of California. California's economy and the State's financial condition improved markedly during the fiscal years starting in 1995-96, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the previous four recession years was finally eliminated. Moody's

Investors Service, Standard & Poor's and Fitch, Inc. currently rate the State's general obligation bonds Aa3, AA-minus and AA-minus, respectively. Such ratings may be in jeopardy, however, as a result of the state's current energy crisis. See "California Energy Crisis," below.

The 2000 Budget Act, signed by the Governor of California on June 20, 2000, projected General Fund revenues and transfers of $73.9 billion, an increase of
3.8 percent above the estimates for 1999-2000, and appropriated $78.8 billion from the General Fund, an increase of 17.3 percent over 1999-2000. This reflected the use of $5.5 billion from the Special Fund for Economic Uncertainties.

California generates about 70 percent of its revenues from a state personal income tax and a sales tax, and spends more than half of all revenues on education.

California Energy Crisis. Because of capacity constraints in electric generation and transmission, California's electric utilities have been forced since the Summer of 2000 to purchase wholesale power at high prices. Under the deregulation rules for the electric industry that have been in place since 1996 (See "Electric Utility Restructuring," below), two of the State's large investor-owned utility ("IOU") companies were not allowed to charge customers the full cost of electricity, while rates in a third IOU's service area were cut back after rising sharply to cover wholesale costs. This situation created a financial strain on the IOU's and caused certain of them to default on their debt obligations. As a result, the major credit rating agencies have reduced the ratings on corporate debt issued by the IOU's to below investment grade, thus further hampering the ability of the IOU's to finance the purchase of wholesale electricity.

At the time the Prospectus was prepared, there was a possibility that one or more of the IOU's might be compelled to declare bankruptcy or significantly reduce operations. Many political subdivisions in California have invested public funds in debt issued by the IOU's and/or receive taxes, fees, or other revenues from the IOU's. Therefore if an IOU were to default on its debt obligations, declare bankruptcy or significantly reduce operations, such action could have a negative impact on the financial capabilities of these political subdivisions.

Additionally, as a result of the capacity shortfall in electric generation and transmission, the California Independent System Operator has ordered, and will likely continue to order, rolling power outages for consumers in various parts of the State. Such interruptions in electrical service may have a negative impact upon the economy of California. Though legislation was enacted to streamline the process for siting new power plants, it will be several years until a significant number of new suppliers will enter the California market.

At least one of the IOU's also serves as the natural gas utility for a large portion of the State. Although the retail rates for natural gas are not capped in the same manner as the retail rates for electricity, that IOU is experiencing difficulty obtaining natural gas on the wholesale market on a credit basis. Consequently, that IOU has indicated that it may suspend natural gas service indefinitely to customers in several major metropolitan areas. An extended interruption in natural gas service could have a negative impact upon the economy of California.


On March 27, 2001, the California Public Utilities Commission approved a 46% rate increase. While the California Legislature, the California Public Utilities Commission, and the Federal Energy Commission are all considering further actions to deal with shortcomings in California's deregulated energy market, it is not possible to predict at this time what the long-term impact of these developments will be. However, some of the actions that have been taken or proposed would involve the expenditure of surplus funds or the issuance of debt by the State in order to purchase energy on the wholesale market, support the IOU's and/or bring electrical infrastructure under public ownership. Such expenditures or debt issuance could have a negative impact on the credit rating of the State or the ability of the State to meet its debt obligations. As a result, Standard & Poor's recently placed the State on Credit Watch with negative implications.

Tax and Spending Limitations. The taxing powers of California public agencies are limited by Article XIII A of the State Constitution, added by an initiative amendment approved by voters on June 6, 1978, and commonly known as Proposition 13.

Article XIII A limits the maximum ad valorem tax on real property to one percent of "full cash value" which is defined as "the County Assessor's valuation of real property as shown on the fiscal year 1975-76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed two percent per year, or reduction in the consumer price index or comparable local data, or declining property value caused by damage, destruction, or other factors.

The tax rate limitation referred to above does not apply to ad valorem taxes to pay the interest and redemption charges on any indebtedness approved by the voters before July 1, 1978 or any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition.

Article XIII A also requires a two-thirds vote of the electors prior to the imposition of any special taxes and totally precludes the imposition of any new ad valorem taxes on real property or sales or transaction taxes on the sales of real property.

Legislation adopted in 1979 exempts business inventories from taxation.
However, the same legislation provides a formula for reimbursement by California to cities and counties, special districts and school districts for the amount of tax revenues lost by reason of such exemption or adjusted for changes in the population and the cost of living. Legislation adopted in 1980 provides for state reimbursements to redevelopment agencies to replace revenues lost due to the exemption of business inventories from taxation. Such legislation provides for restoration of business inventory tax revenues through the annual addition of artificial assessed value, not actually existing in a project area, to the tax rolls of redevelopment projects. These reimbursements are adjusted for changes in the population and the cost of living. All such reimbursements are subject to change or repeal by the Legislature, and they have been changed since 1980. Furthermore, current law generally prohibits the pledging of such reimbursement revenues to secure redevelopment agency bonds.

Redevelopment agencies in California have no power to levy and collect taxes; hence, any decrease in property taxes or limitations in the amounts by which property taxes may increase adversely affects such agencies, which lack the inherent power to correct for such decreases or limitations.

State and local government agencies in California and the State itself are subject to annual "appropriation limits" imposed by Article XIII B, an initiative constitutional amendment approved by the voters on November 6, 1979, which prohibits government agencies and the State from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues, certain State subventions and certain other funds, including proceeds from regulatory licenses, user revenues, certain State subventions and certain other funds to the extent that such proceeds exceed "the cost reasonably borne by such entity in providing the regulation, product, or service." No limit is imposed on appropriation of funds which are not "proceeds of taxes," on debt service or indebtedness existing or authorized by January 1, 1979, or subsequently authorized by the voters, or appropriations required to comply with mandates of courts or the federal government, or user charges or fees which don't exceed the cost of the service provided, nor on certain other non-tax funds.

By statute (which has been upheld by the California Court of Appeals), tax revenues allocated to redevelopment agencies are not "proceeds of taxes" within the meaning of Article XIII B, and the expenditure of such revenues is therefore not subject to the limitations under Article XIII B.

The imposition of taxes by local agencies other than charter cities is further limited by the provisions of an initiative statute ("Proposition 62") approved by the voters on November 4, 1986. The statute (i) requires that any tax for general governmental purposes imposed by these local government entities be approved by resolution or ordinance adopted by two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as a tax levied for other than general governmental purposes) imposed by any of these local governmental entities be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by these local
                            -- -------
governmental entities except as permitted by Article XIII A, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governmental entities and (vi) requires that any tax imposed by a local governmental entity between May 1, 1985 and November 4, 1986 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988.

Subsequent decisions of California Courts of Appeal held that all or portions of the provisions of Proposition 62, including those requiring the submission of general fund tax measures to the electorate, are unconstitutional. However, on December 14, 1995, in the case of Santa Clara County Local Transportation
                                  ---------------------------------------
Authority v. Guardino, the California Supreme Court upheld the constitutionality
---------------------
of Proposition 62. As a result, the annual revenues of any local government or district as shown in the general fund budget may have to be reduced in any year to the extent that they rely on the proceeds of any general tax adopted after May 1, 1985 which has not been approved by majority vote of the electorate. The Guardino decision left
                                                          --------
unresolved (1) whether its conclusions apply retroactively to taxes adopted without the necessary voter approval during the period between the 1986 passage of Proposition 62 and the 1995 Guardino decision and (2) what statute of
                               --------
limitations applies to a taxpayer challenge. These questions are expected to be resolved in a case now pending before the California Supreme Court entitled Howard Jarvis Taxpayers Association v. City of La Habra.
-------------------------------------------------------

An initiative constitutional amendment known as Proposition 218 and also called the "Right to Vote on Taxes Act" was approved by the voters on November 5, 1996. This measure added Articles XIII C and XIII D to the State Constitution. The measure requires that general tax increases by all local government entities be approved by not less than a majority vote and that taxes for special purposes be approved by a two-thirds vote; provides that existing language in the California Constitution shall not be construed to limit the initiative power with respect to reducing or repealing any local tax, assessment, fee or charge; prescribes procedures applicable to assessments on real property and requires that such assessments be approved by property owners; prohibits property related fees and charges from exceeding costs of the service being provided; imposes procedural requirements, including notice and public hearing, prior to imposition of new or increased fees or charges on property; and requires that, except for fees for sewer, water and refuse collection, fees be approved by a majority vote of the electorate.

Given the turbulent history of California electoral, judicial and legal proceedings affecting taxation since 1978, it is impossible to predict what proceedings might occur in the future which would affect the ability of California and its political subdivisions to service their outstanding indebtedness.

Lease Financing. Lease-based financing, typically marketed in the form of certificates of participation or lease revenue bonds, has been extremely popular in California, since the courts have long held that properly structured long-term leases do not create "indebtedness" for purposes of constitutional and statutory debt limitations. The obligation to pay rent thereunder is nevertheless enforceable, on an annual basis, so long as the leased property is available for use and occupancy by the government lessee. The risk of rent abatement (because of construction delays, damage to structures and the like) is usually mitigated by funded reserves, casualty (including earthquake) insurance and rental interruption insurance.

In the 1998 decision in Rider v. City of San Diego, the California Supreme Court
                        --------------------------
upheld the validity of traditional financing structures involving joint powers agencies and reaffirmed the long-established lease exception to the constitutional debt limit.

Land-Secured Financing. Local government limited obligations payable from special taxes or assessments on real property have come to be known as "dirt bonds". Typically unrated and ultimately secured by a lien on benefitted property, these obligations are inherently vulnerable to fluctuations in land values and development risks arising from a number of factors, including increased governmental and environmental regulations and general economic conditions.

Electric Utility Restructuring. In 1996 California enacted legislation relating to the restructuring of the electric utility industry. The legislation generally provided for increased competition in the supply of electric power and allows retail customers "direct access" in choosing their supplier. In addition, the legislation provided for an immediate rate reduction for small users; created an independent power exchange to administer a wholesale power pool; created an independent system operator for the transmission grid; provides customers and suppliers with nondiscriminating and comparable access to transmission and distribution services; and allows utilities to recover uneconomic generation-related costs through a transition charge or severance fee.

Many political subdivisions within California operate municipally-owned electric utilities. Such utilities are not subject to the jurisdiction of the California Public Utilities Commission and were not subject to many of the requirements of the 1996 electric industry restructuring. However, to the extent such utilities must purchase power on the wholesale market to supplement the power that they generate using their own facilities, these utilities may face additional costs associated with the increased cost of power on the wholesale market. Such utilities may also face additional costs associated with fluctuations in the natural gas market.

LENDING OF PORTFOLIO SECURITIES.
--------------------------------

The Funds may lend securities to qualified institutional investors, typically broker-dealers, banks or other financial institutions, who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income. Any gain or loss in the market price of the loaned securities that might occur during the term of the loan will be for the account of the Fund. Securities will be loaned only to parties that SAM deems creditworthy and in good standing, and the terms and the structure of such loans will be consistent with the 1940 Act and the rules and regulations or interpretations of the SEC thereunder. Among other things, these provisions limit the amount of securities a Fund may lend up to 33-1/3rd of the Fund's total assets, and require (i) that the borrower provide the Fund with collateral in the form of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at least equal to the value of the securities loaned, (ii) that the borrower add to such collateral whenever the price of the loaned securities rises, (iii) that the loan must be subject to termination by the Fund at any time, and (iv) that the Fund must receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest-bearing short-term investments). Investing cash collateral subjects the collateral investment, as well as the loaned securities, to market appreciation or depreciation. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering the loaned securities or foreclosing on the collateral. If a Fund is not able to recover the loaned securities, it may sell the collateral and purchase a replacement investment in the market.

REDEMPTION IN KIND
------------------

If a Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. The Trusts have elected to be governed by Rule l8f-1 under the 1940 Act, pursuant to which each Fund must redeem shares tendered by a shareholder of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of the Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

SALES CHARGE WAIVERS
--------------------

We offer a number of ways to reduce or eliminate the initial sales charge on Class A shares or the CDSC on Class B and Class C shares. If you think you may be eligible, contact SAFECO or your financial advisor for further information.

Waiver of Class A Shares Sales Charge. Class A shares are sold at net asset value per share without any sales charges for the following investments:

1. Registered representatives or full-time employees of broker-dealers, banks and other financial institutions that have entered into selling agreements with SAFECO Securities, and the children, spouse and parents of such representatives and employees, and employees of financial institutions that directly, or through their affiliates, have entered into selling agreements with SAFECO Securities;

2. Companies exchanging shares with or selling assets to one or more of the SAFECO Mutual Funds pursuant to a merger, acquisition or exchange offer;

3.   Any of the direct or indirect affiliates of SAFECO Securities;

4. Purchases made through the automatic investment of dividends and distributions paid by another SAFECO Mutual Fund;

5. Tax-qualified employee benefit plans and non-qualified benefit plans which are clients of administrators or consultants which have entered into agreements with SAFECO Securities or any of its affiliates;

6. Retirement plan participants who borrow from their retirement accounts by redeeming SAFECO Mutual Fund shares and subsequently repay such loans via a purchase of SAFECO Mutual Fund shares;

7. Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan, which is invested in SAFECO Mutual
     Fund shares, the proceeds of which are reinvested in SAFECO Mutual Fund shares;

8. Accounts as to which a broker-dealer, bank or other financial institution charges an account management fee, provided the financial institution has entered into an agreement with SAFECO Securities regarding such accounts;

9. Current or retired officers, directors, trustees or employees of any SAFECO Mutual Fund or SAFECO Corporation or its affiliates and the children, spouse and parents of such persons; and

10. Investments made with redemption proceeds from mutual funds having a similar investment objective with respect to which the investor paid a front-end sales charge.

CDSC Waivers. The CDSC for Class B and Class C shares currently is waived in the following circumstances:

(a) total or partial redemptions made within one year following the death or disability of a shareholder;

(b) redemptions made pursuant to any systematic withdrawal plan based on the shareholder's life expectancy, including substantially equal periodic payments prior to age 59 1/2 which are described in Code section 72(t), and required minimum distributions beginning for the year in which you attain age 70 1/2, including those required minimum distributions made in connection with customer accounts under Section 403(b) of the Code and other retirement plans;

(c) total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;

(d) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code;

(e) reinvestment in Class B or Class C shares of a Fund, as applicable, within 60 days of a prior redemption;

(f) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily;

(g) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan that are invested in Funds and are permitted to be made without penalty pursuant to the Code; and

(h) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 10% of the value of the account annually.

SAFECO will calculate the CDSC applicable to a redemption in a manner that results in the lowest possible rate. SAFECO will assume that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and other distributions and then of amounts representing the cost of shares held for the longest period of time.

Reinstatement Privilege. If you paid an initial sales charge and redeem your Class A shares in a Fund you have a one-time privilege to reinstate your investment by investing the proceeds of the redemption at net asset value per share without a sales charge in Class A shares of that Fund and/or one or more of the other Funds. You or your broker-dealer, bank or other financial institution must provide SAFECO Services with a written request for reinvestment and a check not exceeding the amount of the redemption proceeds within 60 days of the date of the redemption. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt.

CONVERSION OF CLASS B SHARES
----------------------------

Class B shares of a Fund will automatically convert to Class A shares of that Fund, based on the relative net asset values per share ("NAVs") of the Classes, within the first month following the sixth anniversary of the shareholder's purchase of such Class B shares. For the purpose of calculating the holding period required for conversion of Class B shares of a Fund except the Money Market Fund, the date of purchase shall mean (1) the date on which such Class B shares were purchased or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were purchased. For the purpose of calculating the holding period required for conversion of Class B shares of the Money Market Fund, the date of purchase shall mean the date on which those shares were first exchanged for Class B shares of any other SAFECO Fund. Shareholders who have converted Class B shares of the SAFECO Advisor Series Trust ("Advisor Series Shares") into Class B shares of a Fund may calculate the holding period from the date of the purchase of the Advisor Series Shares. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account; each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE
-------------------------------------------------------

GENERAL

Each Fund (other than the Money Market Funds) determines its net asset value per share ("NAV") by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.
The NAV of each class of shares of each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("Exchange"), normally 1:00 p.m. Pacific time every day the Exchange is open for trading.

Short-term debt securities held by a Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the applicable Trust's Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value until the 61/st/ day prior to maturity. All other securities and assets in the portfolio will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

Trading in foreign securities generally will be substantially completed each day at various times prior to the close of the Exchange. The value of any such securities are determined as of such times for purposes of computing NAV. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the Sub-Advisor under procedures established by and under general supervision of the Board of Trustees.

Options that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange.

Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

MONEY MARKET FUNDS

The portfolio instruments of each Money Market Fund are valued on the basis of amortized cost. The valuation of each Money Market Fund's portfolio securities based upon amortized cost, and the maintenance of the Fund's NAV at $1.00, are permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that Rule, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of 397 days or less, and invests only in securities determined by SAM, under guidelines adopted by the Money Market Trust's Board of Trustees, to be of high quality and to present minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Funds' price-per-share as computed for the purpose of sales and redemptions at $1.00.

These procedures include a review of each Money Market Fund's portfolio holdings by the Board of Trustees, at such intervals as the Board deems appropriate, to determine whether a Fund's NAV, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of that Fund. If the Board determines that such a deviation exists in a Fund, the Trustees will take such corrective action with respect to the Fund as they regard as necessary and appropriate, including selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, not paying dividends (subject to distribution requirements to maintain status as a regulated investment company for federal tax purposes (see "Tax Information"), redeeming shares in kind, and determining the NAV by using available market quotations.

The principal risk associated with the Money Market Funds is that they may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Funds' yields will fluctuate with general money market interest rates.

PERFORMANCE INFORMATION
-----------------------

GENERAL

Effective September 30, 1996, all of the then-existing shares of each of the Funds were redesignated No-Load Class shares, and Growth Opportunities Fund, Equity Fund, Dividend Income Fund,

Northwest Fund, Balanced Fund, International Fund, Small Company Fund, Intermediate-Term U.S. Treasury Fund, Managed Bond Fund, Municipal Bond Fund, California Tax-Free Income Fund, and Money Market Fund commenced offering Advisor Class A and Advisor Class B shares. The High-Yield Fund and U.S. Value Fund commenced offering Advisor Class A and Advisor Class B shares on January 31, 1997, and April 30, 1997, respectively. Effective May 1, 2000 the GNMA Fund commenced offering Advisor Class A and Class B shares, and the following Funds commenced offering Advisor Class C shares: Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, International Fund, High-Yield Fund and Money Market Fund.

With respect to the Growth Opportunities, Equity, Dividend Income, Northwest, International, and Money Market Funds, the performance information that follows for Class C shares reflects (1) actual performance of Class C Shares of such Funds for the period May 1, 2000 to December 31, 2000; (2) the actual performance of Class B shares of such Funds for the period from January 1, 2000 to April 30, 2000 and the years ended, December 31, 1999, December 31, 1998 and December 31, 1997; and (3) performance of the No-Load Class shares of such Funds, restated to reflect the sales charges but not the Rule 12b-1 fees of Class C shares, for the periods prior to September 30, 1996. Performance information for the periods prior to September 30, 1996, would have been lower if these Rule l2b-1 fees were reflected.

Except for the High-Yield, U.S. Value and GNMA Funds, the performance information with respect to Class A and Class B of the Funds' shares that follows reflects (1) the actual performance of Class A and Class B shares of the Funds for the years ended December 31, 2000, December 31, 1999, December 31, 1998 and December 31, 1997; (2) the actual performance of Class A and Class B shares of the Funds for the period September 30, 1996 to December, 31, 1996; and
(3) the performance of the No-Load Class shares of each Fund, restated to reflect the sales charges but not the Rule l2b-1 fees of Class A and Class B shares, for the periods prior to September 30, 1996. Performance information for the periods prior to September 30, 1996, would have been lower if these Rule l2b-1 fees were reflected.

For the High-Yield Fund, the performance information with respect to Class A and B shares that follows reflects: (1) the actual performance of Class A and Class B shares of the Fund for the years ended December 31, 2000, 1999 and 1998, and the period from January 31, 1997 to December 31, 1997 and (2) the performance of the No-Load Class shares of the Fund, restated to reflect the sales charge but not the Rule l2b-1 fees of Class A and Class B shares, for the periods prior to January 31, 1997. The performance information with respect to Class C shares that follows reflects (1) the actual performance of Class C shares of the Fund for the period May 1, 2000 to December 31, 2000; (2) the actual performance of Class B shares of such Fund for the period from January 1, 2000 to April 30, 2000 and the years ended December 31, 1999 and December 31, 1998 and for the period from January 31, 1997 to December 31, 1997; and (3) performance of the No-Load Class shares of such Funds, restated to reflect the sales charges but not the Rule 12b-1 fees of Class C shares, for the periods prior to January 31, 1997. Performance information for the periods prior to January 31, 1997, would have been lower if these Rule l2b-1 fees were reflected.

For the U.S. Value Fund, the performance information that follows reflects actual performance of the Class A and Class B shares of the Fund since April 30, 1997 (initial public offering).

For the GNMA Fund, the performance information for Class A and Class B shares that follows reflects (1) the actual performance of Class A and Class B shares for the period May 1, 2000 to December 31, 2000; (2) the performance of the No-Load Class shares of the Fund, restated to reflect the sales charge but not the Rule 12b-1 fees of Class A and Class B shares for the period from January 1, 2000 to April 30, 2000 and the years ended December 31, 1999 and prior. Performance information for the GNMA Fund would have been lower if these Rule 12b-1 fees were reflected.

Performance information and quoted ratings are indicative only of past performance and are not intended to represent future investment results.


Total Returns and Average Total Returns (Non-Standard returns not reflecting sales charges - Load Shares only)


For the following Funds, the total returns, expressed as a percentage, for the one-, five- and ten-year periods ended December 31, 2000 were as follows:

                           1 Year                        5 Years                       10 Years
                           ------                        -------                       --------
                           Class A   Class B   Class C   Class A   Class B   Class C   Class A   Class B   Class C
                           -------   -------   -------   -------   -------   -------   -------   -------   -------
Growth Opportunities
Fund                         -4.52%    -5.10%    -5.18%    87.85%    81.89%    81.72%    348.92%   334.68%   334.27%

Equity Fund                 -11.34%   -11.91%   -11.83%    86.45%    79.97%    80.14%    369.74%   353.41%   353.85%

Dividend Income Fund         -6.59%    -7.29%    -7.21%    55.47%    51.21%    51.35%    209.98%   201.48%   201.76%

Intermediate-Term U.S.
Treasury Fund                10.56%     9.78%    N/A       27.76%    24.06%    N/A        92.77%    87.19%   N/A

GNMA Fund                     9.25%     8.82%    N/A       32.48%    31.96%    N/A        92.10%    91.34%   N/A

High-Yield Fund              -5.75%    -6.52%    -6.49%    26.39%    22.49%    22.54%    136.40%   129.11%   129.20%

Municipal Bond Fund          13.76%    12.87%    N/A       27.90%    24.19%    N/A        98.74%    92.96%   N/A

California Tax-Free
Income Fund                  18.41%    17.63%    N/A       29.45%    25.48%    N/A       104.06%    97.81%   N/A


For the following Funds, the total returns, expressed as a percentage, for the one-year, five-year and since initial public offering periods ended December 31, 2000 were as follows:

                   1 Year                        5 Years                        Since Initial Public Offering
                   ------                        -------                        -----------------------------
                   Class A   Class B   Class C   Class A   Class B   Class C    Class A    Class B    Class C
                   -------   -------   -------   -------   -------   -------    -------    -------    -------
Northwest Fund      -16.27%   -16.88%   -16.88%    99.28%    93.94%    93.94%     216.36%    207.88%    207.88%  (118 months)*

Managed Bond Fund    11.19%    10.39%   N/A        23.88%    19.48%    N/A         41.00%     35.99%    N/A      (82 months)**


*  Inception of Fund February 7, 1991
** Inception of Fund February 28, 1994

For the following Funds, the total returns, expressed as a percentage, for the one-year and since initial public offering periods ended December 31, 2000 were as follows:

                                 1 Year                        Since Initial Public Offering
                                --------                      --------------------------------
                                Class A   Class B   Class C    Class A     Class B    Class C
                                --------  --------  --------  ----------  ---------  ---------
Balanced Fund                      4.71%     4.03%   N/A          53.07%     48.22%     N/A     (59 months)***

International Fund               -11.05%   -11.52%   -11.70%      54.87%     49.79%     49.49%  (59 months)***

Small Company Fund                -7.65%    -8.43%   N/A          25.62%     21.31%     N/A     (59 months)***

U.S. Value Fund                    0.97%     0.24%   N/A          38.60%     35.10%     N/A     (44 months)****


***     Inception of Fund January 31, 1996.
****    Inception of Fund April 30, 1997.


For the following Funds, the total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-, five- and ten-year periods ended December 31, 2000 were as follows:

                           1 Year                     5 Years                    10 Years
                           -------                    -------                    --------
                           Class A  Class B  Class C  Class A  Class B  Class C  Class A   Class B  Class C
                           -------  -------  -------  -------  -------  -------  --------  -------  -------
Growth Opportunities
Fund                       $ 9,548  $ 9,490   $9,486  $18,785  $18,189  $18,180   $44,892  $43,468  $43,447

Equity Fund                $ 8,866  $ 8,809   $8,822  $18,645  $17,997  $18,023   $46,974  $45,341  $45,406

Dividend Income Fund       $ 9,341  $ 9,271   $9,279  $15,547  $15,121  $15,135   $30,998  $30,148  $30,176

Intermediate-Term U.S.
Treasury Fund              $11,056  $10,978   N/A     $12,776  $12,406  N/A       $19,277  $18,719  N/A

GNMA Fund                  $10,925  $10,882   N/A     $13,248  $13,196  N/A       $19,210  $19,134  N/A

High-Yield Fund            $ 9,425  $ 9,348   $9,351  $12,639  $12,249  $12,254   $23,640  $22,911  $22,920

Municipal Bond Fund        $11,376  $11,287   N/A     $12,790  $12,419  N/A       $19,874  $19,296  N/A

California Tax-Free
Income Fund                $11,841  $11,763   N/A     $12,945  $12,548  N/A       $20,406  $19,781  N/A


For the following Funds, the total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year, five-year, and since initial public offering periods to December 31, 2000 were as follows:

                     1 Year                     5 Years                    Since Initial Public Offering
                     -------                    -------                    -----------------------------
                     Class A  Class B  Class C  Class A  Class B  Class C   Class A   Class B   Class C
                     -------  -------  -------  -------  -------  -------  ---------  --------  --------
Northwest Fund       $ 8,373  $ 8,312   $8,312  $19,928  $19,394  $19,394    $31,636   $30,788   $30,788  (118 months)*

Managed Bond Fund    $11,119  $11,039   N/A     $12,388  $11,948  N/A        $14,100   $13,599   N/A      (82 months)**

*  Inception of Fund February 7, 1991
** Inception of Fund February 28, 1994


For the following Funds, the total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year and since initial public offering periods ended December 31, 2000 were as follows:

                                1 Year                     Since Initial Public Offering
                                ------                     -----------------------------
                                Class A  Class B  Class C  Class A    Class B   Class C
                                -------  -------  -------  -------    -------   -------
Balanced Fund                   $10,471  $10,403   N/A       $15,307   $14,822   N/A      (59 months)***

International Fund              $ 8,866  $ 8,818   $8,812    $15,436   $14,928   $14,918  (59 months)***

Small Company Fund              $ 9,235  $ 9,157   N/A       $12,562   $12,131   N/A      (59 months)***

U.S. Value Fund                 $10,097  $10,024   N/A       $13,860   $13,510   N/A      (44 months)****


***  Inception of Fund January 31, 1996
**** Inception of Fund April 30, 1997


For the following Funds, the average annual total returns for the one-, five-and ten-year periods, or inception of the Fund to the period ended December 31, 2000 were as follows:

                           1 Year                        5 Years                       10 Years
                           ------                        -------                       --------
                           Class A   Class B   Class C   Class A   Class B   Class C   Class A    Class B   Class C
                           -------   -------   -------   -------   -------   -------   -------    -------   -------
Growth Opportunities
Fund                         -4.52%    -5.10%    -5.18%    13.44%    12.71%    12.69%     16.20%    15.83%    15.82%

Equity Fund                 -11.34%   -11.91%   -11.83%    13.27%    12.47%    12.49%     16.73%    16.32%    16.33%

Dividend Income Fund         -6.59%    -7.29%    -7.21%     9.23%     8.62%     8.64%     11.98%    11.67%    11.68%

Intermediate-Term U.S.
Treasury Fund                10.56%     9.78%    N/A        5.02%     4.41%    N/A         6.78%     6.47%    N/A

GNMA Fund                     9.25%     8.82%    N/A        5.79%     5.70%    N/A         6.75%     6.70%    N/A

High-Yield Fund              -5.75%    -6.52%    -6.49%     4.79%     4.14%     4.15%      8.98%     8.64%     8.65%

Municipal Bond Fund          13.76%    12.87%    N/A        5.05%     4.43%    N/A         7.11%     6.79%    N/A

California Tax-Free
Income Fund                  18.41%    17.63%    N/A        5.30%     4.64%    N/A         7.39%     7.06%    N/A


For the following Funds, the average annual total returns for the one-year, five-year, and since initial public offering periods ended December 31, 2000 were as follows:

                    1 Year                        5 Years                       Since Initial Public Offering
                    ------                        -------                       -----------------------------
                    Class A   Class B   Class C   Class A   Class B   Class C   Class A      Class B    Class C
                    -------   -------   -------   -------   -------   -------   -------     --------   --------
Northwest Fund       -16.27%   -16.88%   -16.88%    14.79%    14.17%    14.17%   12.34%      12.03%      12.03%   (118 months)*

Managed Bond Fund     11.19%    10.39%   N/A         4.38%     3.62%    N/A       5.15%       4.60%      N/A      (82 months)**


*  Inception of Fund February 7, 1991

** Inception of Fund February 28, 1994


For the following Funds, the average annual total returns for the one-year and since initial public offering periods ended December 31, 2000 were as follows:


                                 1 Year                        Since Initial Public Offering
                                --------                      --------------------------------
                                Class A   Class B   Class C    Class A     Class B    Class C
                                --------  --------  --------  ----------  ---------  ---------
Balanced Fund                      4.71%     4.03%   N/A           0.04%      8.33%      N/A    (59 months)***

International Fund               -11.05%   -11.52%   -11.70%       9.30%      8.56%      8.52%  (59 months)***

Small Company Fund                -7.65%    -8.43%   N/A           4.75%      4.01%      N/A    (59 months)***

U.S. Value Fund                    0.97%     0.24%   N/A           9.30%      8.54%      N/A    (44 months)****


*** Inception of Fund January 31, 1996.
**** Inception of Fund April 30, 1997.


Total Returns And Average Total Returns (Standard returns reflecting sales charges for Load Shares and standard returns for No-Load Shares)


For the following funds, the total returns, expressed as a percentage, for the one-, five- and ten-year periods ended December 31, 2000 were as follows:


Load Class Shares

                            1 Year                       5 Years                       10 Years
                           --------                      --------                      ---------
                           Class A   Class B   Class C   Class A   Class B   Class C    Class A   Class B   Class C
                           --------  --------  --------  --------  --------  --------  ---------  --------  --------
Growth Opportunities
Fund                        -10.03%    -9.84%    -6.13%    77.03%    79.89%    81.72%    323.20%   334.68%   334.27%

Equity Fund                 -16.45%   -16.19%   -12.68%    75.68%    77.97%    80.14%    342.60%   353.41%   353.85%

Dividend Income Fund        -11.95%   -11.89%    -8.13%    46.55%    49.21%    51.35%    192.07%   201.48%   201.76%

Intermediate-Term U.S.
Treasury Fund                 5.60%     4.78%    N/A       22.03%    22.09%    N/A        84.07%    87.19%   N/A

GNMA Fund                     4.32%     3.82%    N/A       26.55%    30.01%    N/A        83.49%    91.34%   N/A

High-Yield Fund              -9.94%   -10.85%    -7.35%    20.72%    20.83%    22.54%    125.68%   129.11%   129.20%

Municipal Bond Fund           8.62%     7.87%    N/A       22.18%    22.24%    N/A        89.75%    92.96%   N/A

California Tax-Free
Income Fund                  13.09%    12.63%    N/A       23.59%    23.51%    N/A        94.87%    97.81%   N/A


No-Load Class Shares

                                   1 Year         5 Years        10 Years
                                   ------         -------        --------
Growth Opportunities Fund           -4.16%          89.22%         352.20%

                                   1 Year         5 Years        10 Years
                                   ------         -------        --------
Equity Fund                        -10.97%          88.90%         375.90%

Dividend Income Fund                -6.36%          57.90%         214.81%

Intermediate-Term U.S.
Treasury Fund                       10.74%          29.34%          95.16%

GNMA Fund                            9.50%          32.77%          92.53%

High-Yield Fund                     -5.52%          27.47%         138.42%

Municipal Bond Fund                 14.17%          30.10%         102.14%

California Tax-Free
Income Fund                         18.79%          31.04%         106.57%


For the following Funds, the total returns, expressed as a percentage, for the one-year, five-year and since initial public offering periods ended December 31, 2000 were as follows:


Load Class Shares

                     1 Year                       5 Years                        Since Initial Public Offering
                    --------                      --------                      --------------------------------
                    Class A   Class B   Class C   Class A   Class B   Class C    Class A     Class B    Class C
                    --------  --------  --------  --------  --------  --------  ----------  ---------  ---------
Northwest Fund       -21.10%   -21.04%   -17.72%    87.87%    91.94%    93.94%     198.17%    207.88%    207.88%  (118 months)*

Managed Bond
Fund                   6.22%     5.39%   N/A        18.35%    17.59%    N/A         34.64%     35.99%    N/A      (82 months)**


No-Load Class Shares

                         1 Year     5 Years       Since Initial
                         ------     -------       -------------
                                                  Public Offering
                                                  ---------------
Northwest Fund           -16.11%     101.98%        220.64%           (118 months)*

Intermediate-Term          7.44%      25.15%         45.88%           (93 months)***
Municipal Bond Fund

Managed Bond Fund         11.57%      25.96%         43.37%           (82 months)**


*   Inception of Fund February 7, 1991
**  Inception of Fund February 28, 1994
*** Inception of Fund March 18, 1993


For the following Funds, the total returns, expressed as a percentage, for the one-year and since initial public offering periods ended December 31, 2000 were as follows:


Load Class Shares

                                 1 Year                        Since Initial Public Offering
                                --------                      --------------------------------
                                Class A   Class B   Class C    Class A     Class B    Class C
                                --------  --------  --------  ----------  ---------  ---------
Balanced Fund                     -1.28%    -0.97%   N/A          44.27%     46.22%     N/A     (59 months)***

                                 1 Year                        Since Initial Public Offering
                                --------                      --------------------------------
                                Class A   Class B   Class C    Class A     Class B    Class C
                                --------  --------  --------  ----------  ---------  ---------
International Fund               -16.16%   -15.71%   -12.54%      45.97%     47.79%     49.49%  (59 months)***

Small Company Fund               -12.99%   -13.01%   N/A          18.40%     19.31%     N/A     (59 months)***

U.S. Value Fund                   -4.84%    -4.81%   N/A          30.64%     28.30%     N/A     (44 months)****


No-Load Class Shares

                           1 Year       Since Initial
                           -------      -------------
                                        Public Offering
                                        ---------------
Balanced Fund                5.09%           55.31%         (59 months)***

International              -10.95%           56.75%         (59 months)***
Fund

Small Company Fund          -7.54%           27.57%         (59 months)***

U.S. Value Fund              1.18%           40.76%         (44 months)****


***   Inception of Fund January 31, 1996.
****  Inception of Fund April 30, 1997.


For the following Funds, the total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-, five- and ten-year periods ended December 31, 2000 were as follows:


Load Class Shares

                           1 Year                     5 Years                    10 Years
                           -------                    -------                    --------
                           Class A  Class B  Class C  Class A  Class B  Class C  Class A   Class B  Class C
                           -------  -------  -------  -------  -------  -------  --------  -------  -------
Growth Opportunities
Fund                       $ 8,997  $ 9,016   $9,391  $17,703  $17,989  $18,180   $42,320  $43,468  $43,447

Equity Fund                $ 8,355  $ 8,381   $8,736  $17,568  $17,797  $18,023   $44,260  $45,341  $45,406

Dividend Income Fund       $ 8,805  $ 8,811   $9,187  $14,655  $14,921  $15,135   $29,207  $30,148  $30,176

Intermediate-Term U.S.
Treasury Fund              $10,560  $10,478   N/A     $12,203  $12,209  N/A       $18,407  $18,719  N/A

GNMA Fund                  $10,432  $10,382   N/A     $12,655  $13,001  N/A       $18,349  $19,134  N/A

High-Yield Fund            $ 9,006  $ 8,915   $9,265  $12,072  $12,083  $12,254   $22,568  $22,911  $22,920

Municipal Bond Fund        $10,862  $10,787   N/A     $12,218  $12,224  N/A       $18,975  $19,296  N/A

California Tax-Free
Income Fund                $11,309  $11,263   N/A     $12,359  $12,351  N/A       $19,487  $19,781  N/A


No-Load Class Shares

                              1 Year         5 Years        10 Years
                              ------         -------        --------
Growth Opportunities Fund     $ 9,584        $18,922         $45,220

Equity Fund                   $ 8,903        $18,890         $47,590

                               1 Year                 5 Years             10 Years
                               ------                 -------             --------
Dividend Income Fund           $ 9,364                $15,790              $31,481

Intermediate-Term              $11,074                $12,934              $19,516
U.S. Treasury Fund

GNMA Fund                      $10,950                $13,277              $19,253

High-Yield Fund                $ 9,448                $12,747              $23,842

Municipal Bond Fund            $11,417                $13,010              $20,214

California Tax-Free            $11,879                $13,104              $20,657
Income Fund


For the following Funds, the total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year, five-year, and since initial public offering periods ended December 31, 2000 were as follows:


Load Class Shares

                     1 Year                     5 Years                    Since Initial Public Offering
                     -------                    -------                    -----------------------------
                     Class A  Class B  Class C  Class A  Class B  Class C   Class A   Class B   Class C
                     -------  -------  -------  -------  -------  -------  ---------  --------  --------
Northwest Fund       $ 7,890  $ 7,896   $8,228  $18,787  $19,194  $19,394    $29,817   $30,788   $30,788  (118 months)*

Managed Bond Fund    $10,622  $10,539  N/A      $11,835  $11,759  N/A        $13,464   $13,599  N/A       (82 months)**


No-Load Class Shares

                             1 Year               5 Years               Since Initial Public Offering
                             ------               -------               -----------------------------
Northwest Fund               $ 8,389              $20,198                   $32,064     (118 months)*

Intermediate-                $10,744              $12,515                   $14,588     (93 months)***
Term Municipal
Bond Fund

Managed Bond Fund            $11,157              $12,596                   $14,337     (82 months)**


*      Inception of Fund February 7, 1991
**     Inception of Fund February 28, 1994
***    Inception of Fund March 18, 1993


For the following Funds, the total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year and since initial public offering period ended December 31, 2000 were as follows:


Load Class Shares

                                1 Year                     Since Initial Public Offering
                                -------                    -----------------------------
                                Class A  Class B  Class C   Class A   Class B   Class C
                                -------  -------  -------   -------   -------   -------
Balanced Fund                    $9,872   $9,903  N/A        $14,427   $14,822  N/A       (59 months)***

                                1 Year                           Since Initial Public Offering
                                -------                          -----------------------------
                                Class A    Class B    Class C     Class A    Class B    Class C
                                -------    -------    -------    ---------   --------   --------
International Fund               $8,356     $8,400     $8,728      $14,548    $14,928   $14,918    (59 months)***

Small Company Fund               $8,701     $8,699    N/A          $11,840    $12,131   N/A        (59 months)***

U.S. Value Fund                  $9,516     $9,519    N/A          $13,064    $13,510   N/A        (44 months)****


No-Load Class Shares

                           1 Year       Since Initial
                           -------      ----- -------
                                       Public Offering
                                       ---------------
Balanced Fund              $10,509         $15,531            (59 months) ***

International Fund         $ 8,911         $15,686            (59 months) ***

Small Company Fund         $ 9,246         $12,757            (59 months) ***

U.S. Value Fund            $10,118         $14,076            (44 months) ****


***     Inception of Fund January 31, 1996.
****    Inception of Fund April 30, 1997.


For the following funds, the average annual total returns for the one-, five-and ten-year periods ended December 31, 2000 were as follows:


Load Class Shares

                                 1 Year                          5 Years                          10 Years
                                --------                         --------                         ---------
                             Class A    Class B    Class C    Class A    Class B    Class C     Class A    Class B    Class C
                             --------   --------   --------   --------   --------   --------   ---------   --------   --------
Growth Opportunities Fund     -10.03%     -9.84%     -6.13%     12.10%     12.46%     12.69%      15.52%     15.83%     15.82%

Equity Fund                   -16.45%    -16.19%    -12.68%     11.93%     12.22%     12.49%      16.04%     16.32%     16.33%

Dividend Income Fund          -11.95%    -11.89%     -8.13%      7.94%      8.33%      8.64%      11.31%     11.67%     11.68%

Intermediate-Term U.S.          5.60%      4.78%     N/A         4.06%      4.07%     N/A          6.29%      6.47%     N/A
Treasury Fund

GNMA Fund                       4.32%      3.82%     N/A         4.82%      5.39%     N/A          6.26%      6.70%     N/A

High-Yield Fund                -9.94%    -10.85%     -7.35%      3.84%      3.86%      4.15%       8.48%      8.64%      8.65%

Municipal Bond Fund             8.62%      7.87%     N/A         4.09%      4.10%     N/A          6.61%      6.79%     N/A

California Tax-Free            13.09%     12.63%     N/A         4.33%      4.31%     N/A          6.90%      7.06%     N/A
Income Fund


No-Load Class Shares

                                        1 Year              5 Years             10 Years
                                        ------              -------             --------
Growth Opportunities Fund                -4.16%               13.60%              16.29%

                                        1 Year              5 Years             10 Years
                                        ------              -------             --------
Equity Fund                             -10.97%               13.56%              16.88%

Dividend Income Fund                     -6.36%                9.57%              12.15%

Intermediate-Term U.S.                   10.74%                5.28%               6.92%
Treasury Fund

GNMA Fund                                 9.50%                5.83%               6.77%

High-Yield Fund                          -5.52%                4.97%               9.08%

Municipal Bond Fund                      14.17%                5.40%               7.29%

California Tax-Free                      18.79%                5.55%               7.52%
Income Fund


For the following Funds, the average annual total returns for the one-year, five-year, and since initial public offering periods ended December 31, 2000 were as follows:


Load Class Shares

                        1 Year                        5 Years                        Since     Initial
                       --------                       --------                      Public     Offering
                                                                                    ------     --------
                     Class A   Class B   Class C  Class A   Class B   Class C      Class A     Class B   Class C
                     --------  --------  -------  --------  --------  --------  -------------  --------  --------
Northwest Fund        -21.10%   -21.04%   -17.72    13.44%    13.93%    14.17%      11.67%       12.03%    12.03%    (118 months)*

Managed Bond Fund       6.22%     5.39%   N/A        3.43%     3.29%    N/A          4.45%        4.60%    N/A       (82 months)**


No-Load Class Shares

                               1 Year                  5 Years                  Since Initial Public Offering
                               ------                  -------                  -----------------------------
Northwest Fund                 -16.11%                  15.10%                       12.50%    (118 months)*

Intermediate- Term               7.44%                   4.59%                       4.97%      (93 months)***
Municipal Bond Fund

Managed Bond Fund               11.57%                   4.72%                       5.41%      (82 months)**


*      Inception of Fund February 7, 1991
**     Inception of Fund February 28, 1994
***    Inception of Fund March 18, 1993


For the following Funds, the average annual total returns for the one-year and since initial public offering periods ended December 31, 2000 were as follows:



Load Class Shares

                                 1 Year                             Since    Initial
                                 ------                             Public   Offering
                                                                    ------   --------
                                Class A   Class B   Class C      Class A     Class B   Class C
                                -------   -------   -------      -------     -------   -------
Balanced Fund                    -1.28%    -0.97%    N/A           7.74%       8.03%      N/A       (59 months)***

                                 1 Year                             Since    Initial
                                 ------                             Public   Offering
                                                                    ------   --------
                                Class A   Class B   Class C      Class A     Class B   Class C
                                -------   -------   -------      -------     -------   -------
International Fund              -16.16%   -15.71%    -12.54%       7.99%       8.27%      8.52%     (59 months)***

Small Company Fund              -12.99%   -13.01%    N/A           3.49%       3.66%      N/A       (59 months)***

U.S. Value Fund                  -4.84%    -4.81%    N/A           7.55%       7.02%      N/A       (44 months)****


No-Load Class Shares

                                           1 Year                       Since Initial Public Offering
                                           ------                       -----------------------------
Balanced Fund                                5.09%                        9.37%      (59 months)***

International Fund                         -10.95%                        9.57%      (59 months)***

Small Company  Fund                         -7.54%                        5.08%      (59 months)***

U.S. Value Fund                              1.18%                        9.76%      (44 months)****


*** Inception of Fund January 31, 1996.
**** Inception of Fund April 30, 1997.


For the following Funds, the yields for the 30-day period ended December 31, 2000 were as follows:

Fund                                            No-Load         Class A          Class B         Class C
----                                            -------         -------          -------         -------
Intermediate Term U.S. Treasury Fund             5.21%           4.75%             4.66%         N/A
GNMA Fund                                        6.49%           5.93%             5.47%         N/A
High-Yield Fund                                 11.37%          10.79%            11.20%         10.09%

Managed Bond Fund                                6.02%           5.83%             5.52%         N/A


For the following Funds, the yield and tax-equivalent yield at the maximum federal tax rate of 39.6% for the 30-day period ended December 31, 2000 were as follows:

                                             No-Load Class       Class A          Class B
                                             -------------       -------          -------
Municipal Bond Fund
-Yield                                            5.00%            4.44%            3.84%
-Tax-Equivalent Yield                             8.28%            7.35%            6.36%

Intermediate-Term Municipal Bond Fund
- Yield                                           3.91%             N/A             N/A
- Tax-Equivalent Yield                            6.47%             N/A             N/A

California Tax-Free Income Fund*
-Yield                                            4.67              4.16%           3.67%
-Tax-Equivalent Yield                             8.52%             7.59%           6.70%


*maximum combined federal and California tax rates of 45.2%

For the Money Market Fund, the yield and effective yield for the 7-day period ended December 31, 2000 were as follows:

                                     No Load Class       Class A          Class B          Class C
Money Market Fund
-Yield                               5.94%               5.94%            5.94%            5.94%
-Effective Yield                     6.11%               6.12%            6.12%            6.12%


For the Tax-Free Money Market Fund, the yield, the effective yield and tax equivalent yield at the maximum federal tax rate of 39.6% for the 7-day period ended December 31, 2000 were as follows:

                                     No Load Class       Class A          Class B          Class C
Tax Free Money Market Fund
-Yield                               3.96%               N/A              N/A              N/A
-Effective Yield                     4.04%               N/A              N/A              N/A
-Tax-Equivalent Yield                6.56%               N/A              N/A              N/A


CALCULATIONS

The total return, expressed as a percentage, is computed using the following formula:

T    =         ERV-P      X        100
               -----
                 P


The total return, expressed in dollars, is computed using the following formula:

     T = P(1 + A)/n/

The average annual total return is computed using the following formula:

          A = [(EVR)/1/n/ -- 1] x 100
                ---
                 P

Where:   T = total return

         A = average annual total return

         n = number of years

       ERV = ending redeemable value of a hypothetical investment of $1,000 at the end of a specified period of time

         P = a hypothetical initial investment of $1,000 or $10,000
             (when total return is expressed in dollars)

In making the above calculation, all dividends and capital gain distributions are assumed to be reinvested at the respective Fund's NAV on the reinvestment date, and the maximum sales charge, if any, for each class is applied.

Yield for the Intermediate-Term U.S. Treasury Fund, GNMA Fund, High-Yield Fund, Managed Bond Fund and Tax-Exempt Bond Funds is computed using the following formula:

         Yield = 2[(a-b + 1)/6/ - 1]
                    ---
                    cd
Where: a = dividends and interest earned during the period

       b = expenses accrued for the period (net of reimbursements)

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends

       d = the maximum offering price per share on the last day of the period

Yield for the Money Market Funds is computed using the following formula:

                     Yield = [(x-y)-z] =  Base Period Return x  365
                             --------                           ---
                                y                                7

Where:               x = value of one share at the end of a 7-day period

                     y = value of one share at the beginning of a 7-day period
                         ($1.00)

                     z = capital changes during the 7-day period, if any


Effective yield is computed using the following formula:

                     Effective yield = [(Base Period Return +1)/365/7/]-1



Tax-equivalent yield is computed using the following formula:

                     Tax-equivalent yield = [eg] + [(e(1-g)]
                                            ----
                                            (1-f)

Where:               e =  yield as calculated above
                     f = tax rate

                     g = percentage of yield which is tax fee

During periods of declining interest rates, each Money Market Fund's yield based on amortized cost may be higher than the yield based on market valuations.
Under these circumstances, a shareholder in either Money Market Fund would be able to obtain a somewhat higher yield than would result if the Fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (e.g., Thompson Financial, Lipper Inc., Morningstar, Inc., and Wiesenberger). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general, and may be based on relative performance during periods deemed by the rating services to be representative of up and down markets. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Funds may also describe in their advertisements the methodology used by the rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services, including, but not limited to: a Fund's beta, standard deviations, and price earning ratio.

The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BLOOMBERG Magazine, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTORS' BUSINESS DAILY, KIPLINGERS', MONEY Magazine, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS Magazine, NEWSWEEK, NO-LOAD FUNDS Magazine, NO LOAD FUND INVESTOR, NO LOAD FUNDS X, PENSIONS & INVESTMENTS, RUKEYSER'S MUTUAL FUNDS, SMART MONEY, TELESWITCH, TIME Magazine, U.S. NEWS AND WORLD REPORT, YOUR MONEY, THE WALL STREET JOURNAL and WORTH).

Each Fund may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment advisor (SAM) or any sub-investment advisor, the investment advisor's parent company (SAFECO Corporation) or the parent company of any sub-investment advisor, or the SAFECO Family of Funds,
(iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage the Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective and (iv) information about particular securities held in a Fund's portfolio.

From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions. Each Fund also may provide information on how much certain investments would return over time.

Each Stock Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

     AMEX (AMERICAN STOCK EXCHANGE) MAJOR MARKET INDEX-Price-weighted (high priced issues have more influence than low-priced issues) average of 20 Blue chip stocks.

     DOW JONES INDUSTRIAL AVERAGE - Price weighted average of 30 actively-traded Blue Chip stocks.

     NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks traded on the Nasdaq.

     S & P 500 COMPOSITE STOCK PRICE INDEX - Market value weighted index of 500 stocks, most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and Nasdaq.

     WILSHIRE 5000 EQUITY INDEX - Market value weighted index of approximately 7000 stocks including all stocks on the New York and American Exchanges.

     MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.

     RUSSELL 1000 INDEX - The 1000 largest firms in the Russell 3000 Index, which is composed of the 3000 largest companies in the United States as measured by total market capitalization.

     RUSSELL 1000 VALUE INDEX - Measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

     RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index, which is composed of the 3000 largest companies in the United States as measured by total market capitalization.

     RUSSELL 2000 VALUE INDEX - Measures performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     WM GROUP NORTHWEST 50 INDEX -- A broadly diversified group of 50 common stocks of companies based in Washington, Oregon, Idaho, Montana and Alaska, or doing significant business here. Companies included in the Index represent six industry sectors, with each sector weighted on a basis of personal income derived from that sector. Stocks within each sector are also weighted on the basis of their market capitalization.

Each Bond Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:


     LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX -- The Lehman Brothers 7-Year Municipal Bond Index is comprised of municipal bonds maturing in 6 to 8 years.

     LEHMAN BROTHERS GOV'T/CORP. BOND INDEX -- The Lehman Brothers Gov't/Corp. Bond Index is comprised of every major U.S. government and investment-grade corporate bond with more than a year remaining until maturity.

     LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX -- The Lehman Brothers Long Municipal Bond Index is comprised of municipal bonds maturing in 22 or more years.

     MERRILL LYNCH GNMA INDEX -- The Merrill Lynch GNMA Index is comprised of 132 issues of government pass-through mortgages with maturities from 15 to 30 years and par values of $100 million.

     MERRILL LYNCH HIGH-YIELD MASTER II INDEX -- The Merrill Lynch High-Yield Master II Index is comprised of outstanding debt of domestic market issuers rated below investment grade but not in default.

     MERRILL LYNCH INTERMEDIATE-TERM TREASURY INDEX -- The Merrill Lynch Intermediate-Term Treasury Index is comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years.


Information used in advertisements and materials furnished to present and prospective investors may include statement or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

          .  costs associated with aging parents;
          . funding a college education (including its actual and estimated cost);
          .  health care expenses (including actual and projected expenses);
          . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

          . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in bond funds. Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in a Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

INFORMATION ON DIVIDENDS FOR THE MONEY MARKET FUNDS
---------------------------------------------------

Because each Money Market Fund intends to hold its portfolio securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. If, however, in an unusual circumstance, either Money Market Fund experiences a realized gain or loss, shareholders of that Fund could receive an increased, reduced, or no dividend for a period of time. In such an event, the Money Market Trust's Board of Trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.

MANAGEMENT OF THE FUNDS
-----------------------

The Boards of Trustees have overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Boards of Trustees have approved contracts with various organizations to provide among other things, day to day management services required by each Fund.

TRUSTEES AND OFFICERS
---------------------

                               Position(s) Held
Name, Address and Age          with the Trusts            Principal Occupation(s) During Past 5 Years
--------------------           ---------------            -------------------------------------------
Randall H. Talbot*             Chairman and Trustee       President of SAFECO Life Insurance Company
5069 154/th/ Place NE                                     since 1998. From 1975 to 1998 he was employed
Redmond, WA 98052                                         at Talbot Financial Corporation where he
(47)                                                      served as President and CEO.

Barbara J. Dingfield           Trustee                    Consultant.  From 1994 to 1999 she was the
19590 Landing Rd.                                         Director of Community Affairs for Microsoft
Mt. Vernon, WA 98273                                      Corporation, Redmond, Washington, a computer
(55)                                                      software company. Director of First SAFECO
                                                          National Life Insurance Company

                               Position(s) Held
Name, Address and Age          with the Trusts            Principal Occupation(s) During Past 5 Years
--------------------           ---------------            -------------------------------------------
                                                          of New York; Board Chair of United Way of King
                                                          County; member of the Board of Managers of
                                                          Swarthmore College.

David F. Hill*                 President                  President of SAFECO Mutual Funds, SAFECO
10865 Willows Road NE          Trustee                    Securities, Inc. and SAFECO Services
Redmond, WA 98052                                         Corporation; Senior Vice President of SAFECO
(52)                                                      Asset Management Company. See table under
                                                          "Investment Advisory and Other Services."

Richard E. Lundgren            Trustee                    Retired in 2000 from position as Director of
764 S. 293/rd/ Street                                     Marketing and Customer Relations, Building
Federal Way, WA 98032                                     Materials Distribution, Weyerhaeuser Company,
(63)                                                      Tacoma, Washington; Director of First SAFECO
                                                          National Life Insurance Company of New York.

Larry L. Pinnt                 Trustee                    Retired Vice President and Chief Financial
P.O. Box 87                                               Officer of U.S. WEST Communications, Seattle,
Redmond, Washington                                       Washington; Chairman of University of
98073--0087                                               Washington Medical Center Board, Seattle,
(66)                                                      Washington; Director of Cascade Natural Gas
                                                          Corporation, Seattle, Washington; Director of
                                                          First SAFECO National Life Insurance Company
                                                          of New York; and Treasurer of Cancer Care
                                                          Alliance (non-profit organizations), Seattle,
                                                          Washington.

John W. Schneider              Trustee                    President and sole owner of Wallingford
1808 N. 41/st/ St.                                        Group, Inc., Seattle, Washington, a company
Seattle, WA 98103                                         consulting on the acquisition/disposition and
(59)                                                      development of real estate; former President
                                                          of Emerald Development Group, Inc. (a real
                                                          estate development company), Seattle,
                                                          Washington; Director of First SAFECO National
                                                          Life Insurance Company of New York.

Ronald L. Spaulding            Vice President             Chairman of SAFECO Asset Management Company;
Two Union Square               Treasurer                  Treasurer and Chief Investment Officer of
601 Union Street                                          SAFECO Corporation; Vice President of SAFECO
25/th/ Floor                                              Insurance Companies; Director, Vice President
Seattle, WA 98101                                         and Treasurer of First

                               Position(s) Held
Name, Address and Age          with the Trusts            Principal Occupation(s) During Past 5 Years
--------------------           ---------------            -------------------------------------------
(57)                                                      SAFECO National Life Insurance Company of
                                                          New York; former Senior Portfolio Manager
                                                          of SAFECO insurance companies and Portfolio
                                                          Manager for SAFECO mutual funds. See table
                                                          under "Investment Advisory and Other Services."

David H. Longhurst             Vice President,            Vice President, Treasurer, Controller and
10865 Willows Rd NE            Secretary, Controller      Secretary of SAFECO Asset Management Company;
Redmond, WA 98052                                         Vice President, Controller, Secretary and
(43)                                                      Treasurer of SAFECO Services Corporation; and
                                                          Vice President, Controller, Treasurer,
                                                          Secretary and Financial Principal of SAFECO
                                                          Securities, Inc., since July 2000. Assistant
                                                          Controller of SAFECO Securities, Inc., SAFECO
                                                          Services Corporation and SAFECO Asset
                                                          Management Company from 1996 to June 2000.
                                                          Former Accounting Manager of SAFECO Asset
                                                          Management Company.  Former Senior Manager
                                                          with Ernst & Young LLP, an independent
                                                          accounting firm.

Stephen D. Collier             Assistant Secretary        Director of Taxation and Assistant Vice
SAFECO Plaza                                              President of SAFECO Corporation; Assistant
4333 Brooklyn Ave NE                                      Secretary of SAFECO Asset Management Company,
Seattle, WA  98185                                        SAFECO Securities, Inc. and SAFECO Services
(48)                                                      Corporation.  He has been an executive
                                                          officer of SAFECO Corporation and
                                                          subsidiaries since 1991.

Susan Tracey                   Assistant Secretary        Tax Manager for SAFECO Corporation. Assistant
SAFECO Plaza                                              Secretary of SAFECO Asset Management Company,
4333 Brooklyn Ave NE                                      SAFECO Securities, Inc. and SAFECO Services
Seattle, WA  98185                                        Corporation. She has been employed by SAFECO
(51)                                                      Corporation since 1987.

* Trustees who are interested persons as defined by the 1940 Act.

Each Trustee and officer holds the same position(s) with one other registered open-end management investment company that has six series managed by SAM.

                        Compensation Table For Trustees
                  For The Fiscal Year Ended December 31, 2000

                                                                                                                  Total
                                                                        Pension or                                Compensation
                                                                        Retirement            Estimated           From Registrant
                                                   Aggregate            Benefits Accrued      Annual              and Fund Complex
                                                   Compensation         As Part of Fund       Benefits Upon       Trustees
Trustee                   Trust                    from Registrant      Expenses              Retirement          Paid to
-------                   -----                    ---------------      --------              ----------          -------
Randall H. Talbot         Common Stock             N/A                  N/A                   N/A
                          Taxable Bond             N/A                  N/A                   N/A
                          Tax-Exempt Bond          N/A                  N/A                   N/A
                          Managed Bond             N/A                  N/A                   N/A
                          Money Market             N/A                  N/A                   N/A
                          Total Compensation       N/A                  N/A                   N/A                 $     0

Barbara J. Dingfield      Common Stock             $13,284              N/A                   N/A
                          Taxable Bond             $ 4,205              N/A                   N/A
                          Tax-Exempt Bond          $ 5,999              N/A                   N/A
                          Managed Bond             $ 1,373              N/A                   N/A
                          Money Market             $ 3,006              N/A                   N/A
                          Total Compensation                            N/A                   N/A                 $37,000

David F. Hill             Common Stock             N/A                  N/A                   N/A
                          Taxable Bond             N/A                  N/A                   N/A
                          Tax-Exempt Bond          N/A                  N/A                   N/A
                          Managed Bond             N/A                  N/A                   N/A
                          Money Market             N/A                  N/A                   N/A
                          Total Compensation       N/A                  N/A                   N/A                 $     0

Richard W. Hubbard*       Common Stock             $12,028              N/A                   N/A
                          Taxable Bond             $ 3,807              N/A                   N/A
                          Tax-Exempt Bond          $ 5,432              N/A                   N/A
                          Managed Bond             $ 1,243              N/A                   N/A
                          Money Market             $ 2,722              N/A                   N/A
                          Total Compensation                            N/A                   N/A                 $33,500

Richard E. Lundgren       Common Stock             $13,284              N/A                   N/A
                          Taxable Bond             $ 4,205              N/A                   N/A
                          Tax-Exempt Bond          $ 5,999              N/A                   N/A
                          Managed Bond             $ 1,373              N/A                   N/A
                          Money Market             $ 3,006              N/A                   N/A
                          Total Compensation                            N/A                   N/A                 $37,000

Larry L. Pinnt            Common Stock             $1,3284              N/A                   N/A
                          Taxable Bond             $ 4,205              N/A                   N/A
                          Tax-Exempt Bond          $ 5,999              N/A                   N/A
                          Managed Bond             $ 1,373              N/A                   N/A
                          Money Market             $ 3,006              N/A                   N/A
                          Total Compensation                                                                      $37,000

John W. Schneider         Common Stock             $13,284              N/A                   N/A
                          Taxable Bond             $ 4,205              N/A                   N/A
                          Tax-Exempt Bond          $ 5,999              N/A                   N/A
                          Managed Bond             $ 1,373              N/A                   N/A
                          Money Market             $ 3,006              N/A                   N/A
                          Total Compensation                                                                      $37,000



 *Mr. Hubbard retired from the Board in April, 2001.

At March 31, 2001, the Trustees and officers of each Trust as a group owned less than 1% of the outstanding shares of each Fund.


Mr. Talbot and Mr. Hill are officers of various SAFECO companies and are not compensated by the Trusts. Similarly, the officers of the Trusts receive no compensation for their services as officers.

Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trusts are compensated by the Trusts.

Under policies adopted by the Trusts, the initial sales charge on Class A shares of the Trusts' series funds are waived for current and retired officers, directors, trustees and employees of any of the Trusts, or of SAFECO Corporation or its affiliates. Amounts collected from initial sales charges are used to compensate brokers and their sales representatives for their sales efforts - including time spent educating their clients about the SAFECO Mutual Funds and advising them as to the Funds appropriate to meet their investment goals - an incentive to sell shares of the Funds to their clients for whom such Funds would be appropriate investments. These services and incentives are not believed to be necessary with respect to sales to the trustees and officers of the Trusts or to other SAFECO affiliates.



CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS
-----------------------------------------------------------


At March 31, 2001, SAFECO Corporation directly, or through its wholly owned subsidiaries, controlled the U.S. Value, Managed Bond, Balanced, Intermediate-Term U.S. Treasury, Intermediate-Term Municipal Bond; and International Funds. SAFECO Corporation is a Washington corporation and a holding company whose primary subsidiaries are engaged in the insurance and financial services businesses. SAFECO Corporation has its principal place of business at SAFECO Plaza, Seattle, WA 98185.


At March 31, 2001, SAFECO Corporation owned 62.89% of the U.S. Value Fund's outstanding shares; 47.56% of the Managed Bond Fund's outstanding shares; 33.56% of the Balanced Fund's outstanding shares; 32.98% of the Intermediate-Term U.S. Treasury Fund's outstanding shares; 29.12% of the Intermediate-Term Municipal Bond Fund's outstanding shares; and 27.43% of the International Fund's shares.



At March 31, 2001, Wells Fargo & Company, through its subsidiary Wells Fargo Bank, N.A., controlled 33.40% of the Small Company Fund's outstanding shares and 28.62% of the International Fund's outstanding shares. Wells Fargo Bank, N.A, is Trustee for SAFECO 401(k) Savings Plan. Wells Fargo & Company is organized under the laws of Delaware and is registered as a financial holding company under the Bank Holding Act of 1956, as amended, and registered under the Gramm-Leach-Bliley Act. Its principal executive offices are at 420 Montgomery Street, San Francisco, California 94163.


Principal shareholders of a Fund may influence the outcome of a shareholder vote. However, on each proposal or sub-proposal, Fund shares controlled by SAFECO Corporation will be voted pro rata in accordance with the vote cast by shareholders of the applicable Fund.

Security Ownership of Certain Beneficial Owners and Management


The following table sets forth certain information provided to the Funds or contained in filings with the SEC regarding the beneficial ownership of shares of each Fund as of March 31, 2001 by each person who is known by each Fund to own beneficially, or exercise control or direction over, 5% or more of the outstanding shares of each Fund.


  Growth Opportunities Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------
    National Financial Services Corp.                             2,314,640.846                        7.98%
    for the Exclusive Benefit of Our
    Customers
    Attn.:  Mutual Funds Dept. 5th Fl.
    200 Liberty St., 1 World Financial Center
    New York, NY 10281-1003

    Charles Schwab & Co. Inc.                                     7,191,409.249                       24.80%
    Exclusive Benefit of Its Customers
    Attn:  Mutual Fund Department
    101 Montgomery Street
    San Francisco, CA 94104-4122

  Equity Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    Charles Schwab & Co. Inc.                                    15,506,575.382                       22.94%
    Exclusive Benefit of Its Customers
    Attn:  Mutual Fund Department
    101 Montgomery Street
    San Francisco, CA 94104-4122

  Dividend Income Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    Charles Schwab & Co. Inc.                                       732,473.666                        7.08%
    Exclusive Benefit of Its Customers
    Attn:  Mutual Fund Department
    101 Montgomery Street
    San Francisco, CA 94104-4122

  Northwest Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    SAFECO Corp.                                                    472,471.973                        8.51%
    SAFECO Plaza
    Seattle, WA 98185

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------
    Charles Schwab & Co. Inc.                                       281,455.756                        5.06%
    Exclusive Benefit of Its Customers
    Attn: Mutual Fund Department
    101 Montgomery Street
    San Francisco, CA 94104-4122

  Balanced Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    SAFECO Corp.                                                    519,267.822                       33.56%
    SAFECO Plaza
    Seattle, WA 98185

  International Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 -----------------

    SAFECO Corp.                                                    694,489.310                       27.43%
    SAFECO Plaza
    Seattle, WA  98185

    Wells Fargo & Company                                           725,020.096                       28.62%
    420 Montgomery Street
    San Francisco, California 94163.

  Small Company Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    Wells Fargo & Company                                           767,534.151                       33.40%
    420 Montgomery Street
    San Francisco, California 94163.

    Trust Company of America, FBO HAR                               122,068.694                        5.31%
    PO Box 6503
    Englewood, CO 80155-6503

  U.S. Value Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    SAFECO Corp.                                                    500,000.000                       62.89%
    SAFECO Plaza
    Seattle, WA 98185

  Intermediate-Term U.S. Treasury Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    SAFECO Corp.                                                    668,803.289                       32.98%
    SAFECO Plaza
    Seattle, WA 98185

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

  High-Yield Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    Charles Schwab & Co. Inc.                                     1,443,577.313                       18.52%
    Exclusive Benefit of Its Customers
    Attn:  Mutual Fund Department
    101 Montgomery Street
    San Francisco, CA 94104-4122

    National Financial Services Corp.                               411,583.642                        5.28%
    NTF Special Custody Account for the
    Exclusive Benefit of Customers
    55 Water St., 32nd Floor
    New York, NY 10041-3299

  GNMA Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    Charles Schwab & Co. Inc.                                       295,863.728                        7.05%
    Exclusive Benefit of Its Customers
    Attn:  Mutual Fund Department
    101 Montgomery Street
    San Francisco, CA 94104-4122

  Managed Bond Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    SAFECO Corp.                                                    452,102.943                       47.56%
    SAFECO Plaza
    Seattle, WA 98185

  California Tax-Free Income Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    Charles Schwab & Co. Inc.                                     1,777,514.105                       24.06%
    Exclusive Benefit of Its Customers
    Attn:  Mutual Fund Department
    101 Montgomery Street
    San Francisco, CA 94104-4122

  Intermediate-Term Municipal Bond Fund

    Name of Beneficial Owner                                    Number of Shares                 Percent of Fund
    -----------------------                                     ----------------                 ---------------

    SAFECO Corp.                                                    397,433.558                       29.12%
    SAFECO Plaza
    Seattle, WA 98185

    William A. Helsell                                               121,807.572                        8.92%
    10653 Culpepper Ct. N.W.
    Seattle, WA  98177-5319


INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------

SAFECO Asset Management Company ("SAM"), SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly owned subsidiaries of SAFECO Corporation. SAM is the investment advisor for each Fund, SAFECO Securities is the principal underwriter of each Fund, and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

Code of Ethics. Section 17(j) of the Investment Company Act of 1940 (the "Act")
--------------
generally prohibits the principal underwriter of a mutual fund, and any person affiliated with a mutual fund company, its investment advisor or principal underwriter, from engaging in any fraudulent conduct in connection with the person's purchase or sale of securities held or to be acquired by the fund.
Each of the Trusts and their investment advisor and principal underwriter have adopted a joint Code of Ethics ("Code") under Rule 17j-1 of the Act, relating to the personal investment activities of SAFECO Mutual Funds personnel. In addition, the investment sub-advisor to the International Fund has adopted a Code of Ethics relating to the personal investment activities of its personnel.

A copy of each Trust's Code is publicly filed with the Securities and Exchange Commission ("SEC") as an exhibit to the Trust's registration statement, and a copy of the sub-advisor's Code of Ethics is publicly filed with the SEC as an exhibit to the SAFECO Common Stock Trust's registration statement, and copies of each are available from the SEC. The Codes can be reviewed and copied at the SEC's Public Reference Room in Washington D.C., are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov., or may be obtained
                                       -------------------
from the SEC (after paying a copying fee) by electronic request at the following email address: publicinfo@sec.gov, or by writing to the SEC at SEC Public
                ------------------
Reference Section, Washington, D.C. 20549-0102. For information on the operation of the SEC's Public Reference Room, call the SEC at 1-202-942-8090.

The Code generally permits fund personnel to invest in securities for their own accounts, but regulate such investments by (i) individuals whose job functions involve either making or participating in securities transactions, or making or participating in recommendations concerning securities purchases or sales, and
(ii) those employees who in the course of their job functions are able to obtain information regarding a Fund's purchases or sales of securities ("access persons"). The Code (1) requires access persons to preclear all securities trades, other than transactions involving open-end mutual fund shares and the securities of certain government issuer, (2) prohibits access persons from purchasing or selling any security they know is being purchased or sold, or considered for purchase or sale, by any series fund of the Trusts, and (3) requires access persons to comply with certain annual and quarterly reporting requirements relating to their securities holdings and transactions during the period.

In addition, the Code broadly bars all fund personnel from (1) engaging in personal trading when in possession of information concerning Fund trading decisions, (2) participating in any transaction involving a conflict of interest giving rise to a pecuniary interest in a transaction to which any investment client is a party, or in transactions which would create any personal benefit,
(3) accepting gifts or favors from any person who seeks to do business with the Trusts or any of their series Funds, or with SAM or SAFECO Securities. These prohibitions are not restricted to the group of Fund "access persons".

The sub-advisor's Code of Ethics generally permits employees to invest in securities for their own accounts, but employees are not permitted to make such investments until first seeking the written approval of the firm's designated Compliance Officer. Such approval will generally not be granted (1) where the firm intends to purchase or sell the same security for a client account within seven days of the intended personal transaction, (2) where there is a pending order in the same security for any client, or (3) where the employee would profit from "short-term dealing" (purchase and sale within 60 days of one another) in the security. The Code of Ethics prohibits the sub-advisor's employees from participating in initial public offerings, and requires employees to disclose any ownership interest in a privately-held company if any investment in the same company is being considered for a client. In addition, the Code of Ethics requires the sub-advisor's employees to disclose their securities holdings within 10 days after they become employed at the firm, to report all securities holdings to the Compliance Officer on an annual basis, and to conduct all transactions through an associated broker.

Investment Advisory Services.  With respect to the International Fund, SAM has a
----------------------------
sub-advisory agreement with Bank of Ireland Asset Management (U.S.) Limited ("Sub-Advisor"). The Sub-Advisor has its headquarters at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm) that is located at 26 Fitzwilliam Place, Dublin, Ireland. The Sub-Advisor is an indirect, wholly owned subsidiary of Bank of Ireland (a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services), which is located at Lower Baggot Street, Dublin, Ireland. Bank of Ireland and its affiliates manage assets for clients worldwide in excess of $48.5 billion as of December 31, 2000.

The following individuals have the following positions and offices with the Trusts, SAM, SAFECO Securities and SAFECO Services:

                                                              SAFECO               SAFECO
Name                Trusts               SAM                  Securities           Services
----                ------               ---                  ----------           --------
R.H. Talbot         Chairman                                                       Director
                    Trustee

                                                              SAFECO               SAFECO
Name                Trusts               SAM                  Securities           Services
----                ------               ---                  ----------           --------
D.F. Hill           President            Senior Vice          President            President
                    Trustee              President            Director             Director
                                         Director

D.H. Longhurst      Vice President       Vice President       Vice President       Vice President
                    Controller           Treasurer            Treasurer            Treasurer
                    Secretary            Controller           Controller           Controller
                                         Secretary            Secretary            Secretary
                                                              Financial
                                                              Principal

R.L. Spaulding      Vice President       Chairman             Director             Director
                    Treasurer            Director

S.C. Bauer                               President
                                         Director

S. D. Murphy                             Assistant                                 Assistant
                                         Controller                                Controller

S.D. Collier        Assistant            Assistant            Assistant            Assistant
                    Secretary            Secretary            Secretary            Secretary

S. Tracey           Assistant            Assistant            Assistant            Assistant
                    Secretary            Secretary            Secretary            Secretary


Mr. Talbot is President of SAFECO Life Insurance Company and Mr. Spaulding is the Treasurer and a Vice President of SAFECO Corporation. Messrs. Talbot and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

In connection with its investment advisory contract with each Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of each Trust and each Fund, which includes furnishing office facilities and personnel to manage each Trust's and each Fund's affairs and paying certain expenses.

The Trust Instrument of each Trust provides that each Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trusts, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined: by a court or other body approving the settlement, by a majority of a quorum of Trustees who are neither interested persons of the Trust nor are parties to the proceeding, based upon a review of readily available facts (rather than a trial-type inquiry), or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

SAM also serves as the investment advisor for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more Funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the Funds involved to be equitable to each Fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a Fund, generally. In some cases, the price of a security allocated to one Fund may be higher or lower than the price of a security allocated to another Fund.

For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range. Each Fund bears all expenses of its operations not specifically assumed by SAM.


----------------------------------------------------------------------------------
          FUND                                        FEE
          ----                                        ---
----------------------------------------------------------------------------------
                                  Net Assets                        Annual Fee
Growth Opportunities,             $0 - $250,000,000                   .70 of 1%
Equity, Dividend                  $250,000,001 - $750,000,000         .65 of 1%
Income, Northwest,                $750,000,001 - $1,250,000,000       .60 of 1%
Balanced and U.S. Value           Over $1,250,000,000                 .55 of 1%
----------------------------------------------------------------------------------
International*                    $0 - $250,000,000                  1.00 of 1%
                                  $250,000,001 - $750,000,000         .90 of 1%
                                  Over $750,000,000                   .80 of 1%
----------------------------------------------------------------------------------
Small Company                     $0 - $250,000,000                   .75 of 1%
                                  $250,000,001 - $750,000,000         .70 of 1%
                                  $750,000,001 - $1,250,000,000       .65 of 1%
                                  Over $1,250,000,                    .60 of 1%
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
          FUND                                        FEE
          ----                                        ---
Intermediate-Term U.S.            $0 - $250,000,000                   .55 of 1%
Treasury and GNMA
                                  $250,000,001 - $750,000,000         .50 of 1%
                                  $750,000,001 - $1,250,000,000       .45 of 1%
                                  Over $1,250,000,000                 .40 of 1%
----------------------------------------------------------------------------------
Municipal Bond, Intermediate-     $0 - $250,000,000                   .50 of 1%
Term Municipal Bond and           $250,001 - $750,000,000             .45 of 1%
California Tax-Free Income        Over $750,000,000                   .40 of 1%
----------------------------------------------------------------------------------
High-Yield                        $0 - $250,000,000                   .65 of 1%
                                  $250,000,001 - $750,000,000         .55 of 1%
                                  Over $750,000,000                   .50 of 1%
----------------------------------------------------------------------------------
Managed Bond                      $0 - $750,000,000                   .50 of 1%
                                  $750,000,001 - $1,250,000,000       .45 of 1%
                                  Over $1,250,000,000                 .40 of 1%
----------------------------------------------------------------------------------
Money Market and Tax-Free         $0 - $250,000,000                   .50 of 1%
Money Market                      $250,000,001 - $750,000,000         .45 of 1%
                                  $750,000,001 - $1,250,000,000       .40 of 1%
                                  Over $1,250,000                     .35 of 1%

* Under the sub-advisory agreement between SAM and the Sub-Advisor, the Sub-Advisor is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Advisor a fee in accordance with the schedule below:


               Net Assets                     Annual Fee

     $0 - $50,000,000                         .60 of 1%

     $50,000,001 - $100,000,000               .50 of 1%

     Over $ 100,000,000                       .40 of 1%

The following table states the total amounts of compensation paid by the following Funds to SAM for the fiscal years ended December 31, 2000, 1999 and 1998:


For the Fiscal Year or Period Ended

-------------------------------------------------------------------------------------------------------------
                                    December 31, 2000           December 31, 1999           December 31, 1998
-------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                 $ 5,076,000                 $ 6,137,000                  $6,818,000
-------------------------------------------------------------------------------------------------------------
Equity Fund                               $10,883,000                 $12,814,000                  $8,913,000
-------------------------------------------------------------------------------------------------------------
Dividend Income Fund                      $ 1,699,000                 $ 2,300,000                  $2,747,000
-------------------------------------------------------------------------------------------------------------
Northwest Fund                            $   975,000                 $   534,000                  $  519,000
-------------------------------------------------------------------------------------------------------------
International Fund                        $   407,000                 $   301,000                  $  196,000
-------------------------------------------------------------------------------------------------------------
Balanced Fund                             $   135,000                 $    66,000                  $  144,000
-------------------------------------------------------------------------------------------------------------
Small Company Fund                        $   210,000                 $   239,000                  $  360,000
-------------------------------------------------------------------------------------------------------------
U.S. Value Fund                           $    66,000                 $    80,000                  $   78,000
-------------------------------------------------------------------------------------------------------------
Intermediate-Term U.S.
 Treasury Fund                            $   108,000                 $   123,000                  $  109,000
-------------------------------------------------------------------------------------------------------------
GNMA Fund                                 $   205,000                 $   247,000                  $  259,000
-------------------------------------------------------------------------------------------------------------
High-Yield Fund                           $   406,000                 $   482,000                  $  507,000
-------------------------------------------------------------------------------------------------------------
Managed Bond Fund                         $    38,000                 $    40,000                  $   30,000
-------------------------------------------------------------------------------------------------------------
California Tax-Free
Income Fund                               $   457,000                 $   553,000                  $  587,000
-------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                       $ 2,256,000                 $ 2,359,000                  $2,164,000
-------------------------------------------------------------------------------------------------------------
Intermediate-Term
 Municipal Bond Fund                      $    69,000                 $    76,000                  $   80,000
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Money Market Fund                         $ 1,185,000                 $ 1,166,000                  $1,013,000
-------------------------------------------------------------------------------------------------------------
Tax-Free Money Market
Fund                                      $   374,000                 $   393,000                  $  392,000
-------------------------------------------------------------------------------------------------------------

Distribution Arrangements. SAFECO Securities, 10865 Willows Rd. NE, Redmond, Washington, 98052, is the principal underwriter for each Fund and distributes the Class A, Class B, Class C and No-Load shares of each Fund under Distribution Agreements with each Trust that require SAFECO Securities to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously. SAFECO Securities is not compensated by the Trusts or the Funds for underwriting, distribution or other activities in connection with No-Load Class shares.

Each Trust, on behalf of the Class A, Class B and, if applicable, Class C shares (Common Stock Trust, Taxable Bond Trust and Money Market Trusts only) of each Fund, has entered into a Distribution Agreement (each an "Agreement") with SAFECO Securities. Each Trust has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A and Class B shares of each Fund. Each of the Common Stock Trust, Taxable Bond Trust and Money Market Trusts have also adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Class C shares of certain Funds. The Rule 12b-1 plans with respect to the Class A, Class B and Class C shares are referred to, collectively, as the "Plans." Pursuant to the Plans, each Class pays SAFECO Securities a quarterly service fee, at the annual rate of 0.25% of the aggregate average daily net assets of the class. Class B and C shares also pay SAFECO Securities a quarterly distribution fee at the annual rate of 0.75% of the aggregate average daily net assets of the Class B and Class C shares, respectively. Although the Money Market Trust has adopted Plans with respect to the Class A, Class B and Class C shares of the Money Market Fund, the Money Market Trust's Board of Trustees and SAFECO Securities have agreed not to implement such Plans at this time. Thus, the Class A, Class B and Class C shares of the Money Market Fund do not currently pay service or distribution fees to SAFECO Securities under the Money Market Fund Plans. The Money Market Fund Plans will not be implemented unless authorized by the Money Market Trust's Board of Trustees.

Under the Plans, SAFECO Securities will use the service fees primarily to compensate persons selling shares of the Funds for the provision of personal service and/or the maintenance of shareholder accounts. SAFECO Securities will use the distribution fees under the Class B and Class C Plans to offset the commissions it pays to broker-dealers, banks or other financial institutions for selling each Fund's Class B and Class C shares. In addition, SAFECO Securities will use the distribution fees under the Class B and Class C Plans to offset each Fund's marketing costs attributable to the Class B and Class C shares, respectively, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. SAFECO Securities also may use the distribution fee to pay other costs allocated to SAFECO Securities' distribution activities, including acting as shareholder of record, maintaining account records and other overhead expenses. SAFECO Securities, out of its own resources, will pay a brokerage commission equal to 4.00% of the amount invested to broker-dealers, banks and other financial institutions who sell Class B shares, and equal to 1.00% of the amount invested to broker-dealers, banks and other financial institutions who sell Class C shares. Broker-dealers, banks and other financial institutions who sell Class B shares of the Money Market Fund will receive the 4.00% brokerage commission, and broker-dealers, banks and other financial institutions who sell Class C shares of the Money Market Fund will receive the 1.00% brokerage commission, at the time the shareholder exchanges his or her Money Market Fund Class B or Class C shares, as the case may be, into shares of another Fund.

Among other things, each Plan provides that (1) SAFECO Securities will submit to each Trust's Board of Trustees at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect so long as it is approved at least annually and any material amendment thereto is approved. By each Trust's Board of Trustees, including those Trustees who are not "interested persons" of the Trusts and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at the meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant class of that Fund and

(4) while the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trusts shall be committed to the discretion of the Trustees who are not "interested persons" of the Trusts. In addition to the commissions and concessions described in the prospectus, SAFECO Securities may, at its expense, pay additional commissions or promotional incentives to dealers that sell shares of the Funds. Such additional commissions or incentives may be offered only to dealers which satisfy certain sales volume/growth criteria, or which meet other criteria SAFECO Securities establishes from time to time. In connection with such a marketing relationship, SAFECO Securities has agreed to pay WM Financial Services, Inc. additional compensation in the amount of .25% on new sales, other than sales of those Class A Shares which are sold at net asset value and shares of the Money Market Fund for which only .10% in additional compensation will be paid.

In reporting amounts expended under the Plans to each Trust's Board of Trustees, SAFECO Securities will allocate expenses attributable to the sale of Class A, Class B and Class C shares to such Class A, Class B or Class C based on the ratio of sales of shares of such class to the sales of all Class A, Class B and Class C shares. Expenses attributable to a specific class will be allocated to that class.

In approving the adoption of each Plan, each Trust's Board of Trustees determined that the adoption was in the best interests of the Funds' shareholders.

In the event that a Plan is terminated or not continued with respect to the Class A, Class B or Class C shares of any Fund, (i) no fees would be owed by a Fund to SAFECO Securities with respect to that class, and (ii) the Fund would not be obligated to pay SAFECO Securities for any amounts expended under the Plan not previously recovered by SAFECO Securities.

The Plans comply with rules of the National Association of Securities Dealers, Inc. which limit the annual asset-based sales charges and service fees that a mutual fund may impose on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of that class, plus interest at the prime rate plus 1% per annum.

During the period they are in effect, the Plans and related Agreements obligate the Class A, Class B and Class C shares of the Funds to which they relate to pay service and distribution fees to SAFECO Securities as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if SAFECO Securities' expenses exceed its service or distribution fees for any class, the Class will not be obligated to pay more than those fees and, if SAFECO Securities' expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund that has implemented a Rule 12b-l Plan will pay the service and distribution fees to SAFECO Securities until either the applicable Plan or Agreement is terminated or not renewed.

For the fiscal year ended December 31, 2000, each Fund paid the following Rule 12b-1 fees:

Fund Name                                                Class A                 Class B                 Class C
---------                                                -------                 -------                 -------
Growth Opportunities Fund*                               $ 72,000                $137,000                    None
Equity Fund*                                             $146,000                $239,000                    None
Dividend Income Fund*                                    $  3,000                $ 18,000                    None
Northwest Fund*                                          $ 17,000                $ 67,000                    None
Balanced Fund                                            $  5,000                $ 20,000                     N/A
International Fund*                                      $  3,000                $ 16,000                    None
Small Company Fund                                       $  2,000                $ 12,000                     N/A
U.S. Value Fund                                          $  1,000                $  5,000                     N/A
Intermediate-Term U.S. Treasury Fund                     $  2,000                $  7,000                     N/A
GNMA Fund*                                                   None                $  1,000                     N/A
High-Yield Fund                                          $  3,000                $ 12,000                     N/A
Managed Bond Fund                                        $  1,000                $  8,000                     N/A
California Tax-Free Income Fund*                         $  2,000                $ 10,000                     N/A
Municipal Bond Fund                                      $  2,000                $  8,000                     N/A
Money Market Fund*                                            N/A                     N/A                     N/A
Intermediate-Term Municipal Bond Fund                         N/A                     N/A                     N/A

Tax-Free Money Market Fund                                    N/A                     N/A                     N/A


*Class A and B shares of the GNMA Fund, and Class C shares of the Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, International Stock Fund, High-Yield Bond Fund and Money Market Fund, were not offered until May 1, 2000.


Actual Rule 12b-1 fees by category paid by each Fund with regard to the Class A shares during the fiscal year ended December 31, 2000 are as follows:

Class A                    Growth Opportunities         Equity Fund    Dividend Income         Northwest Fund
-------                    --------------------         -----------    ---------------         --------------
                           Fund                                        Fund
                           ----                                        ----
Advertising                         $12,000               $ 12,000           $11,000              $11,000

Printing and Mailing
prospectuses, semi-
annual reports and
annual reports (other
than to current
shareholders)                       $ 3,000               $  3,000           $ 2,000              $ 1,000

Seminars                             None                   None               None                 None

Compensation to
Underwriters to
partially offset other
marketing expenses                   None                   None               None                 None

Compensation to Dealers             $71,000               $146,000           $ 4,000              $16,000

Compensation to Sales
Personnel                            None                   None               None                 None

Class A                    Balanced Fund           International  Fund          Small Company Fund      U.S Value Fund
--------                   -------------           -------------------          ------------------      --------------
Advertising                   $12,000                      $12,000                   $11,000               $11,000

Printing and Mailing
prospectuses, semi-
annual reports and
annual reports (other
than to current
shareholders)                 $ 3,000                      $ 3,000                   $ 2,000               $ 2,000

Seminars                       None                           None                     None                  None

Compensation to
Underwriters to
partially offset other
marketing expenses             None                           None                     None                  None

Compensation to Dealers       $ 4,000                      $ 4,000                   $ 3,000               $ 1,000

Compensation to Sales
Personnel                      None                           None                     None                  None

Class A                    Municipal Bond Fund     California Tax-Free        Intermediate-Term         High-Yield Fund
-------                    -------------------     -------------------        -----------------         ---------------
                                                   Income Fund                U.S. Treasury Fund
                                                   -----------                ------------------
Advertising                      $11,000                 $10,000                   $10,000                  $10,000

Printing and Mailing
prospectuses, semi-
annual reports and
annual reports (other
than to current
shareholders)                    $ 1,000                 $ 2,000                   $ 1,000                  $ 2,000

Seminars                          None                    None                      None                     None
Compensation to
Underwriters to
partially offset other
marketing expenses                None                    None                      None                     None

Compensation to Dealers          $ 1,000                  None                     $ 4,000                  $ 4,000

Compensation to Sales
Personnel                         None                    None                      None                     None

Class A                    GNMA Fund*              Managed Bond Fund          Money Market Fund
-------                    ----------              -----------------          -----------------
Advertising                  $6,000                     $10,000                  $11,000

Printing and Mailing          None                      $ 2,000                  $ 2,000
prospectuses, semi-
annual reports and
annual reports (other
than to current
shareholders)

Seminars                      None                       None                      None

Class A                    GNMA Fund*              Managed Bond Fund          Money Market Fund
-------                    ----------              -----------------          -----------------
Compensation to
Underwriters to
partially offset other
marketing expenses            None                        None                      None

Compensation to Dealers       None                        None                      None

Compensation to Sales
Personnel                     None                        None                      None


*  Class A and B shares of the GNMA Fund were not offered until May 1, 2000.



Actual Rule 12b-1 fees by category paid by each Fund with regard to the Class B shares during the year ended December 31, 2000 are as follows:

Class B                                 Growth Opportunities         Equity Fund           Dividend Income          Northwest
-------                                 --------------------         -----------           ---------------          ---------
                                        Fund                                               Fund                     Fund
                                        ----                                               ----                     ----
Advertising                             $12,000                      $12,000               $12,000                  $12,000

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                   $ 3,000                      $ 2,000               $ 2,000                  $ 2,000

Seminars                                None                         None                  None                     None

Compensation to Underwriters to
partially offset other marketing
expenses                                None                         None                  None                     None

Compensation to Dealers                 $34,000                      $59,000               $ 4,000                  $17,000

Compensation to Sales
Personnel                               $45,000                      $86,000               $ 3,000                  $35,000

Class B                                 Balanced Fund                International Fund    Small Company            U.S. Value
-------                                 -------------                ------------------    -------------            ----------
                                                                                           Fund                     Fund
                                                                                           ----                     ----
Advertising                             $12,000                      $12,000               $10,000                  $10,000

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                   $ 2,000                      $ 2,000               $ 2,000                  $ 2,000

Seminars                                None                         None                  None                     None

Compensation to Underwriters to
partially offset other marketing
expenses                                None                         None                  None                     None

Compensation to Dealers                 $ 4,000                      $ 4,000               $ 4,000                  $ 1,000

Compensation to Sales Personnel         $ 9,000                      $10,000               $ 5,000                  $ 4,000

                                     Municipal Bond Fund        California Tax-          Intermediate            High Yield
                                     -------------------        ---------------          ------------            ----------
                                                                Free Income Fund         Term U.S.               Fund
                                                                ----------------         ---------               ----
Class B                                                                                  Treasury Fund
-------                                                                                  -------------
Advertising                          $10,000                    $10,000                  $10,000                 $10,000

Printing and Mailing prospectuses,
semi-annual reports and annual
reports (other than to current
shareholders)                        None                       None                     None                    None

Seminars                             None                       None                     None                    None

Compensation to Underwriters to
partially offset other marketing
expenses                             None                       None                     None                    None

Compensation to Dealers              $ 1,000                    $ 2,000                  None                    $ 3,000

Compensation to Sales
Personnel                            None                       None                     $ 2,000                 $ 6,000

Class B                              GNMA Fund*                 Managed Bond             Money Market
-------                              ----------                 ------------             ------------
                                                                Fund                     Fund
                                                                ----                     ----
Advertising                          $6,000                     $10,000                  $10,000

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                None                       None                     None

Seminars                             None                       None                     None

Compensation to Underwriters to
partially offset other marketing
expenses                             None                       None                     None

Compensation to Dealers              None                       $ 1,000                  None

Compensation to Sales
Personnel                            None                       $ 3,000                  None


*  Class A and B shares of the GNMA Fund were not offered until May 1, 2000.



Actual Rule 12b-1 fees by category paid by each Fund with regard to the Class C shares during the period of May 1, 2000 to December 31, 2000 are as follows:


Class C                              Growth Opportunities       Equity Fund              Dividend Income         Northwest
-------                              --------------------       -----------              ---------------         ---------
                                     Fund                                                Fund                    Fund
                                     ----                                                ----                    ----
Advertising                          $2,000                     $1,000                   $1,000                  $1,000

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                None                       None                     None                    None

Seminars                             None                       None                     None                    None

Class C                              Growth Opportunities      Equity Fund              Dividend Income         Northwest
-------                              --------------------      -----------              ---------------         ---------
                                     Fund                                               Fund                    Fund
                                     ----                                               ----                    ----
Compensation to Underwriters to
partially offset other marketing
expenses                             None                       None                     None                    None

Compensation to Dealers              None                       None                     None                    None

Compensation to Sales
Personnel                            None                       None                     None                    None

Class C                              International Fund         High-Yield Fund          Money Market
-------                              ------------------         ---------------          ------------
                                                                                         Fund
                                                                                         ----
Advertising                          $1,000                     $1,000                   $2,000

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                None                       None                     None

Seminars                             None                       None                     None

Compensation to Underwriters to
partially offset other marketing
expenses                             None                       None                     None

Compensation to Dealers              None                       None                     None

Compensation to Sales
Personnel                            None                       None                     None


The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by SAFECO Securities during the fiscal years ended December 31, 2000, December 31, 1999 and December 31, 1998.

                             2000              2000               1999              1999              1998              1998
                                             Amount                               Amount                              Amount
                                             ------                               ------                              ------
Fund Name            Sales Charge          Retained       Sales Charge          Retained      Sales Charge          Retained
----------           ------------          --------       ------------          --------      ------------         ---------
Growth                   $121,000           $ 7,000           $150,000           $11,000          $366,000           $79,000
Opportunities
Fund
Equity Fund              $119,000           $22,000           $267,000           $33,000          $317,000           $48,000
Dividend                 $  3,000           $     0           $ 22,000           $ 3,000          $ 28,000           $ 6,000
Income Fund
Northwest Fund           $ 81,000           $11,000           $ 37,000           $ 5,000          $ 46,000           $ 7,800
Balanced Fund            $  7,000           $ 1,000           $ 37,000           $ 3,000          $ 17,000           $ 5,000
International            $  6,000           $ 1,000           $  9,000           $ 1,000          $  3,000           $ 1,000
Fund
Small Company            $  3,000           $     0           $ 10,000           $ 1,000          $ 16,000           $ 3,000
Fund
U.S. Value Fund          $  2,000           $     0           $  5,000           $ 1,000          $  2,000           $     0
Municipal Bond           $ 10,000           $ 1,000           $  4,000           $     0          $  1,000           $     0
Fund

                             2000              2000               1999              1999              1998              1998
                                             Amount                               Amount                              Amount
                                             ------                               ------                              ------
Fund Name            Sales Charge          Retained       Sales Charge          Retained      Sales Charge          Retained
----------           ------------          --------       ------------          --------      ------------         ---------
California Tax-Free      $  2,000           $     0           $ 10,000           $ 1,000          $ 11,000           $ 2,000
Income Fund
Intermediate-Term U.S
Treasury Fund            $  2,000           $     0           $  6,000           $ 1,000          $  9,000           $ 1,000
GNMA Fund*               $      0                 0%               N/A               N/A               N/A               N/A
High-Yield Fund          $ 14,000           $ 4,000           $ 23,000           $ 3,000          $ 36,000           $ 9,000
Managed Bond Fund        $  6,000           $ 3,000           $  6,000           $ 1,000          $      0           $     0
Money Market Fund             N/A               N/A                N/A               N/A               N/A               N/A


* Class A shares of the GNMA Fund were not offered until May 1, 2000


The following chart reflects the contingent deferred sales charges paid by Class B shareholders on redemptions during the fiscal years or period ended December 31, 2000, 1999 and 1998:

Fund Name                                             2000            1999            1998
---------                                             ----            ----            ----
Growth Opportunities Fund                          $36,000         $72,000         $22,000
Equity Fund                                        $88,000         $81,000         $22,000
Dividend Income Fund                               $ 2,000         $ 5,000         $ 1,000
Northwest Fund                                     $68,000         $ 4,000         $ 9,000
Balanced Fund                                      $ 8,000         $17,000         $ 2,000
International Fund                                 $ 6,000         $ 2,000         $     0
Small Company Fund                                 $ 4,000         $ 2,000         $ 2,000
U.S. Value Fund                                    $ 2,000         $ 2,000         $     0
Municipal Bond Fund                                $ 2,000         $ 1,000         $ 1,000
California Tax-Free Income Fund                    $25,000         $ 1,000         $ 1,000
Intermediate-Term U.S. Treasury Fund               $ 1,000         $ 4,000         $ 1,000
GNMA Fund*                                         $     0             N/A             N/A
High-Yield Fund                                    $ 3,000         $ 5,000         $     0
Managed Bond Fund                                  $     0         $ 1,000         $     0
Money Market Fund                                      N/A             N/A             N/A


* Class B shares of the GNMA Fund were not offered until May 1, 2000

Administration and Accounting Agreement. The Administration and Accounting Agreement between each Fund and SAM is a service contract and not an investment advisory agreement (the "Agreement"). Under the Agreement, SAM will serve as each Fund's accounting agent and administrator, performing such functions as: calculate the net asset value of each Fund's accounting agent and financial records, prepare the financial statements semiannually, making regulatory filings, and coordinate contractual relationships and communications between each Fund and its service providers. Under the Agreement, each Fund will pay SAM an administrative services fee of 0.05% of the average daily net assets up to the first $200,000,000 and 0.01% of its net assets thereafter, and an accounting fee of 0.04% of its average daily net assets up to the first $200,000,000 and 0.01% of its net assets thereafter.


The following table shows the fees paid by the following Funds to SAM during the fiscal year ended December 31, 2000 and the period May 1, 1999 to December 31, 1999.

                                                                      From Date of
                                                                         Agreement
                                          Fiscal Year ended       (May 1, 1999) to
Fund Name                                 December 31, 2000      December 31, 1999
Growth Opportunities Fund                          $292,000               $219,000
Equity Fund                                        $494,000               $408,000
Dividend Income Fund                               $188,000               $139,000
Northwest Fund                                     $125,000               $ 48,000
Intermediate-Term U.S. Treasury Fund               $ 18,000               $ 13,000
GNMA Fund                                          $ 34,000               $ 26,000
High-Yield Fund                                    $ 56,000               $ 48,000
Balanced Fund                                      $ 17,000               $ 14,000
International Fund                                 $ 37,000               $ 19,000
Small Company Fund                                 $ 25,000               $ 17,000
U.S. Value Fund                                    $  9,000               $  7,000
Managed Bond Fund                                  $  7,000               $  5,000
Municipal Bond Fund                                $234,000               $164,000
California Tax-Free Income Fund                    $ 82,000               $ 63,000
Intermediate-Term Municipal Bond Fund              $ 13,000               $  9,000
Money Market Fund                                  $187,000               $127,000
Tax-Free Money Market Fund                         $ 67,000               $ 48,000

Custodian. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, 02170, is the custodian of the securities, cash and other assets of each Fund (except the International Fund) under an agreement with each Trust. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York, is the custodian of the securities, cash and other assets of the International Fund. Chase Manhattan Bank, N.A., has entered into sub-custodian agreements with several foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Independent Auditor. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of each Fund's financial statements.

Transfer Agent. SAFECO Services Corporation, 10865 Willows Rd. NE, Redmond, Washington 98052, is the transfer, dividend and distribution disbursement and shareholder servicing agent for the Class A, Class B, Class C and No-Load shares of each Fund under an agreement with each Trust. SAFECO Services provides, or through subcontracts makes provision for, all required transfer agent activity, including maintenance of records of each Fund's Class A, Class B, Class C and No-Load shareholders, records of transactions involving each Fund's Class A, Class B, Class C and No-Load shares, and the compilation, distribution, or reinvestment of income dividends and capital gain distributions.


SAFECO Services is paid a fee for these services equal to $28.00 per Stock Fund shareholder account, but not to exceed .40% of each such Fund's average net assets; $32.00 per Bond Fund, Tax-Exempt Bond Fund and Managed Bond Fund shareholder account, but not to exceed .40% of each such Fund's average net assets; and $34.00 per Money Market Fund shareholder account, but not to exceed
 .30% of each such Fund's average net assets.


The following table shows the fees paid by the following Funds to SAFECO Services during the fiscal years ended December 31, 2000, 1999 and 1998.

                                              Fiscal Year      Ended
Fund Name                               December 31, 2000      December 31, 1999      December 31, 1998
---------                               -----------------      -----------------      -----------------
Growth Opportunities Fund                      $2,267,000             $3,113,000             $2,802,000
Equity Fund                                    $3,715,000             $4,329,000             $3,543,000
Dividend Income Fund                           $  559,000             $  716,000             $  693,000
Northwest Fund                                 $  348,000             $  216,000             $  194,000
Intermediate-Term U.S. Treasury Fund           $   51,000             $   56,000             $   37,000
GNMA Fund                                      $   72,000             $   82,000             $   65,000
High-Yield Fund                                $  144,000             $  167,000             $  124,000
Balanced Fund                                  $   59,000             $   68,000             $   44,000
International Fund                             $  122,000             $   83,000             $   52,000
Small Company Fund                             $   85,000             $   92,000             $  122,000
U.S. Value Fund                                $   24,000             $   26,000             $   20,000
Managed Bond Fund                              $   17,000             $   15,000             $    4,000
Municipal Bond Fund                            $  279,000             $  318,000             $  325,000
California Tax- Free Income Fund               $   74,000             $   87,000             $   81,000
Intermediate-Term Municipal Bond Fund          $    9,000             $   11,000             $   11,000
Money Market Fund                              $  713,000             $  693,000             $  482,000
Tax-Free Money Market Fund                     $   51,000             $   58,000             $   62,000

BROKERAGE PRACTICES
-------------------

Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Funds may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchange of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker-dealers through whom securities transactions for the Funds are executed. SAM may select a broker-dealer who may receive a commission for portfolio transactions exceeding the amount another broker-dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker-dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.

Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker-dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes a review of what competing broker-dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.


The following table states the total amount of brokerage expenses for the following Funds for the fiscal years ended December 31, 2000, 1999 and December 31, 1998:

                                                Fiscal Year Ended
Fund Name                              December 31, 2000    December 31, 1999    December 31, 1998
---------                              -----------------    -----------------    -----------------
Growth Opportunities Fund                      $1,023,00           $1,533,000           $2,693,000*
Equity Fund                                    $1,597,00           $1,453,000           $1,205,000
Dividend Income Fund                           $  344,00           $  413,000           $  345,000
Northwest Fund                                 $   85,00           $   83,000           $   49,000
Balanced Fund                                  $   17,00           $   19,000           $   17,000
International Fund                             $   38,00           $   35,000           $   16,000

                                                 Fiscal Year Ended
Fund Name                              December 31, 2000     December 31, 1999      December 31, 1998
---------                              -----------------     -----------------      -----------------
Small Company Fund                             $   77,000           $  126,000             $   92,000
U.S. Value Fund                                $   13,000           $   14,000             $   14,000


* The increase in brokerage amounts was a result of significant acquisition and sales activities due to growth of Fund assets, which activities are not typical for the Growth Opportunities Fund on a historical basis.

TAX INFORMATION
---------------

GENERAL

Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code of 1986 ("Code"). To qualify for that treatment, a Fund (1) must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) plus its net income excludable from gross income under section 103(a) of the Code ("Distribution Requirement"), (2) must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"), and (3) must satisfy certain diversification requirements. Each Fund intends to satisfy all such requirements, including making sufficient distributions to shareholders to relieve it from liability for federal income tax and the federal excise tax described below.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that (even if it distributed that income to its shareholders) and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) and distributions that otherwise would be "exempt-interest dividends," described below, as dividends (that is ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

All or part of the dividends paid by a Fund will qualify as "exempt-interest dividends," and thus will be excludable from its shareholders' gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a); each Tax-Exempt Bond Fund and the Tax-Free Money Market Fund (collectively "Tax-Exempt Funds") intends to continue to satisfy this requirement. The aggregate dividends excludable from a Tax-Exempt Bond Fund's shareholders' gross income may not exceed its net tax-exempt income. Shareholders' treatment of dividends from a Tax-Exempt Bond Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

The Funds will be subject to a 4% nondeductible federal excise tax ("Excise Tax") on certain amounts not distributed on a timely basis in accordance with annual minimum distribution requirements. The Funds intend to seek to avoid the excise tax liability by satisfying the distribution requirements.

If shares of a Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of exempt-interest dividends received on those shares and any part of the loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution (other than an exempt-interest dividend) the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and those distributions payable to such shareholders who otherwise are subject to backup withholding.

No portion of the dividends or other distributions paid by any Fund other than a series of the Common Stock Trust is eligible for the dividends-received deduction allowed to corporations.

SPECIAL TAX CONSIDERATIONS - - INVESTMENT IN DERIVATIVES
(ALL FUNDS)

Purchasing and writing (selling) options involve complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options derived by a Fund with respect to its business of investing in securities will be treated as qualifying income under the Income Requirement.

When a covered call option written (sold) by a Fund expires, the Fund realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option or short sale or, in the case of the International Fund, a futures or forward contract) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

SPECIAL TAX CONSIDERATIONS - - HEDGING

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward currency contracts derived by the Funds with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Certain futures and foreign currency contracts in which the International Fund may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts held by a Fund at the end of each taxable year, other than contracts with respect to which it has made a "mixed straddle" election, must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. The Funds may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that a Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward currency contracts are personal property. Under that section any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

SPECIAL TAX CONSIDERATIONS - - INVESTMENT IN FOREIGN SECURITIES

The International Fund and any other Fund that invests in foreign securities may be required to pay income, withholding, or other taxes to a foreign government. If so, the taxes will reduce the Fund's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at 10% or 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding generally will be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders.

The International Fund intends to make an election that will allow shareholders to claim an offsetting credit or deduction on their tax return for their share of foreign taxes paid by the Fund. Pursuant to this election, which the International Fund may make if more than 50% of the value of its total assets at the close of any taxable year consists of securities of foreign corporations, the Fund would treat foreign income and withholding taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as the shareholder's own income from those sources, and (3) could either deduct the foreign taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. If the Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its income from sources within foreign countries. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Gains or losses resulting from exchange rate fluctuations between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward currency contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security also are treated as ordinary gain or loss. These gains, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If a Fund's distributions exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of its dividends may be treated as a return of capital to its shareholders for tax purposes. To minimize the risk of a return of capital, a Fund may adjust its dividends to take currency fluctuations into account, causing the dividends to vary. Any return of capital will reduce the cost basis of a shareholder's shares, resulting in a higher capital gain or lower capital loss when the shareholder sells the shares.

PFICs. Certain Funds may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder that, in general, meets either of the following tests: (l) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

SPECIAL TAX CONSIDERATIONS - - HIGH-YIELD FUND AND MANAGED BOND FUND

The High-Yield and Managed Bond Funds may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of such securities, each Fund must include in its income the portion of the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the High-Yield Fund must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

SPECIAL TAX CONSIDERATIONS - - TAX-EXEMPT BOND FUNDS

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Exempt Bond Fund generally is not deductible. In addition, entities or persons who are "substantial users" (or related persons) of facilities financed by most "private activity" bonds should consult their tax advisors before purchasing shares of any Tax-Exempt Bond Fund. "Substantial user" is generally defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of most "private activity" bonds.

Each Tax-Exempt Bond Fund may invest in municipal bonds that are purchased with "market discount." For these purposes, market discount is the amount by which a bond's purchase price is exceeded by its stated redemption price at maturity or, in the case of a bond that was issued with OID, the sum of its issue price plus accrued OID ("municipal market discount bonds"). Market discount less than the product of (1) 0.25% of the redemption price at maturity times and (2) the number of complete years to maturity after the taxpayer acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of such a bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as described above. A Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

In the future, proposals may be introduced before Congress for the purpose of restricting or even eliminating the federal income tax exemption for interest on all or certain types of municipal obligations. If such a proposal were enacted, the availability of municipal obligations for investment by each Tax-Exempt Bond Fund and the value of its portfolio would be affected. In that event, each Tax-Exempt Bond Fund would review its investment objectives and policies.

CALIFORNIA STATE AND LOCAL TAX MATTERS

If the California Tax-Free Income Fund maintains at least 50% of the value of its assets in obligations the interest on which is exempt from California personal income tax, individual shareholders of the Fund who are subject to California personal income tax will not be required to include in their California gross income that portion of their dividends which the Fund clearly and accurately identifies as directly attributable to interest earned on obligations, the interest on which is exempt from California personal income tax. Distributions to such individual shareholders derived from interest on municipal obligations issued by governmental authorities in states other than California, net short-term capital gains and other taxable income will be taxed as dividends for purposes of California personal income taxation. Distributions to individual shareholders who are subject to California personal income tax that derive from interest, dividends, net short-term capital gains and other ordinary income by a Fund that does not maintain at least 50% of the value of its assets in obligations the interest on which is exempt from California personal income tax will be taxed in their entirety as dividends for purposes of California personal income taxation. Each Fund's distributions of net capital gain for federal income tax purposes will be taxed as long-term capital gains to individual shareholders of the Fund for purposes of California personal income taxation. Gain or loss, if any, resulting from an exchange or redemption of shares will be recognized in the year of the exchange or redemption. Present California law taxes both long-term and short-term capital gains at the rates applicable to ordinary income. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the California Tax-Free Income Fund generally will not be deductible for California personal income tax purposes. California has an alternative minimum tax similar to the federal alternative minimum tax. However, the California alternative minimum tax does not include interest from private activity bonds as an item of tax preference.

Generally corporate shareholders of a Fund subject to the California franchise tax will be required to include any gain on an exchange or redemption of shares and all distributions of exempt-interest, capital gains and other taxable income, if any, as income subject to such tax.

A Fund will not be subject to California franchise or corporate income tax on interest income or net capital gain it distributes to its shareholders.

Shares of a Fund will be exempt from local property taxes in California.

The foregoing is a general, abbreviated summary of certain provisions of the California Revenue and Taxation Code presently in effect as it directly governs the taxation of shareholders of a Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their tax advisors for more detailed information concerning California tax matters.

SIGNIFICANT PORTFOLIO TURNOVER

The Intermediate-Term U.S. Treasury Fund moved aggressively to change the make up of its portfolio holdings in anticipation of FED actions to raise interest rates in the early part of 2000 and on mounting evidence of an economic slow down in the latter part of 2000.


CAPITAL LOSS CARRYFORWARDS


At December 31, 2000, these Funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                             Amount       Expiration Dates
Growth Opportunities Fund                    $   36,000                 2008
Dividend Income Fund                         $  462,000                 2008
Northwest Fund                               $  167,000                 2008
Balanced Fund                                $  401,000                 2008
Small Company Fund                           $6,568,000            2006-2007
U.S. Value Fund                              $  256,000                 2008
High-Yield Fund                              $6,255,000            2004-2008


Intermediate-Term U.S. Treasury Fund         $  602,000        2001-2008
GNMA Fund                                    $3,097,000        2001-2008
Managed Bond Fund                            $  356,000        2007-2008
California Tax-Free Income Fund              $2,602,000        2007-2008
Municipal Bond Fund                          $2,581,000        2007-2008

RETIREMENT PLANS
----------------

Shares of any Fund (other than a Tax-Exempt Bond Fund and Tax-Free Money Market
Fund) may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A, or 530 of the Code, as well as for qualified retirement plans described in Code section 401 and custodial accounts complying with Code section 403(b)(7).

TRADITIONAL IRAs. Certain investors may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. Notwithstanding the foregoing, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that neither contribution exceeds $2,000.

Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Fund shares through nondeductible IRA contributions, up to certain limits, because all dividends and other distributions on your shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in IRA distributions must begin not later than April 1 of the year following the year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another qualified plan or certain other situations.

ROTH IRAs. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to the lesser of $2,000 or earned income per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

EDUCATION IRAs. Although not technically for retirement savings, an Education IRA provides a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or a member of his or her family).

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES - SIMPLE IRAs An employer with no more than 100 employees that does not maintain another retirement plan instead may establish a SIMPLE IRA either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE IRA, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, will allow certain employees to make elective contributions of up to $6,500 per year and will require the employer to make either matching contributions up to 3% of each such employee's salary or a 2% nonelective contribution.

SEP-IRAs. Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (i.e., self employed individual retirement plans) or Code section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

PROFIT-SHARING (INCLUDING SECTION 401(k)) AND MONEY PURCHASE PENSION PLANS. Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS. Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

WITHHOLDING. Eligible rollover distributions from qualified retirement plans and 403(b)(7) accounts are subject to mandatory income tax withholding at a rate of 20% unless the distribution is directly rolled over to an eligible retirement plan or to an IRA. Distributions that do not qualify as eligible rollover distributions and distributions from IRAs are generally subject to income tax withholding at a rate of 10% or, unless the participant holder elects to waive or increase the withholding. If it is reasonable to believe that a distribution is non-taxable, such as certain distributions from Roth IRAs, the distribution is exempt from withholding. Withholding is not required for distributions from Education IRAs.

FINANCIAL STATEMENTS
--------------------

The following financial statements of each Trust and the report thereon of Ernst &Young LLP, independent auditors, are incorporated herein by reference to each respective Trust's Annual Report for the year ended December 31, 2000.

     Portfolio of Investments as of December 31, 2000
     Statement of Assets and Liabilities as of December 31, 2000
     Statement of Operations for the Year Ended December 31, 2000
     Statement of Changes in Net Assets for the Year Ended December 31, 2000 and
         December 31, 1999
     Notes to Financial Statements

Copies of each Trust's Class A, Class B, Class C and No-Load Shares Annual Report accompany this SAI. Additional copies may be obtained by writing to the address on the first page of this SAI or by calling SAFECO Services. Requests for Class A, Class B and Class C shares information call nationwide at l-800-528-6501. Requests for No-Load Class shares information call nationwide at 1-800-624-5711.


DESCRIPTION OF RATINGS
----------------------

Ratings by Moody's, S&P and Fitch represent opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1 -- Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

          .  Leading market positions in well-established industries.
          .  High rates of return on funds employed.
          . Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          . Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinate to, a debt issue.

MOODY'S

aaa -- An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1,2, and 3 in each generic rating classification from aa through b. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking, and the modifier 3 indicates that an issue ranks in the lower end of its generic rating category.

S&P

Please see rating definitions for S&P under "Bond Ratings."

BOND RATINGS

MOODY'S

Investment Grade:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Below Investment Grade:

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds of this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1,2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

Investment Grade:

AAA --An obligation 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade:

BB, B, CCC -- Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

CC -- An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C -- A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D -- An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): To provide more detailed indications of quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH

Investment Grade:

AAA - AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.

AA - AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments.

A - A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, however, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Below Investment Grade:

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded as having speculative characteristics and a possibility of credit risk, ranging from a possibility of credit risk at BB, to a significant credit risk at B, to a high default risk at CCC, CC and C.

PLUS (+) OR MINUS (-): The ratings may be modified from "AA" to "CCC" by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATION RATINGS

MOODY'S

Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade ("MIG").

MIG-1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2-- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3-- This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P

Ratings for municipal notes and other short-term obligations are designated by S&P's note rating. S&P's note rating reflects the liquidity concerns and market-access risk unique to notes. Notes due in three years or less will likely receive a note rating.

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH

F1 - Indicates the best capacity for timely payment of financial commitments.

F2 - A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B - Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                           SAFECO COMMON STOCK TRUST
                                    PART C
                               OTHER INFORMATION


Item 23.   Exhibits
--------   --------


Exhibit
Number     Description of Document                         Page
-------    -----------------------                         ----

(1)        Certificate of Trust                            *
           Amended and Restated Trust Instrument           + + + +

(2)        Bylaws                                          + + + +

(3)        Instrument Defining Rights of Security Holders  +

(4)        Form of Amended and Restated Investment
           Advisory Contract                               + + +
           Sub-Investment Advisory Contract                **

(5)        Form of Distribution Agreement                  + + + +
           Form of Selling Dealer Agreement                + + + +

(6)        Inapplicable

(7)        Custody Agreement with State Street             ***
           Bank and Trust Company
           Amendment to State Street Bank and Trust        ****
           Company Custody Agreement
           Amendment to State Street Bank and Trust        (filed herewith)
           Company Custody Agreement


           Custody Agreement with Chase                    **
           Manhattan Bank
           Form of Chase Manhattan Bank                    *
           Subcustodian Agreement
           Amendment to Custody Agreement
           with Chase Manhattan Bank                       (filed herewith)

(8)        Form of Transfer Agent Agreement                (filed herewith)
           Form of Administration and Fund
           Accounting Agreement                            + + +

(9)        Opinion of Counsel                              ++

(10)      Consent of Independent Auditors                  (filed herewith)

(11)      Inapplicable

(12)      Subscription Agreement                           *

(13)      Rule 12b-1 Plan (Advisor Class A)                + + + + +
          Rule 12b-1 Plan (Advisor Class B)                + + + + +
          Rule 12b-1 Plan (Advisor Class C)                + + + +

(14)      Financial Data Schedule                          not applicable

(15)      Amended Rule 18f-3 Plan                          + + + +

(16)      Code of Ethics                                   *****
          Code of Ethics of Sub-Investment
          Advisor                                          + + + + +

(17)      Power of Attorney                                (filed herewith)


* Filed as an exhibit to Post-Effective Amendment No. 8 filed with the SEC on November 17, 1995.

** Filed as an exhibit to Post-Effective Amendment No. 10 filed with the SEC on July 31, 1996.

*** Filed as an exhibit to Post-Effective Amendment No. 13 filed with the SEC on or about April 30, 1997.

**** Filed as an exhibit to Post-Effective Amendment No. 15 filed with the SEC on or about February 26, 1998.

***** Filed as an exhibit to Post-Effective Amendment No. 22 filed with the SEC on or about February 28, 2001.

+ Incorporating by reference the relevant disclosure from Exhibits (1) and (2).

++ Filed as an exhibit to Post-Effective Amendment No. 16 filed with the SEC on or about April 29, 1998.

+ + + Filed as an exhibit to Post Effective Amendment No. 18 filed with the SEC on April 30, 1999.

+ + + + Filed as an exhibit to Post Effective Amendment No. 19 filed with the SEC on February 29, 2000.

+ + + + +  Filed as an exhibit to Post Effective Amendment No. 20 filed with the
           SEC on April 28, 2000.


Item 24.  Persons Controlled By Or Under Common Control With the Fund
-------   -----------------------------------------------------------

SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds.
The SAFECO Mutual Funds consist of six Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of eight mutual funds: SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund and SAFECO U.S. Value Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of four mutual funds: SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, and SAFECO California Tax-Free Income Fund. The SAFECO Money Market Trust consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: Managed Bond Fund. The SAFECO Resource Series Trust consists of six mutual funds: Equity Portfolio, Growth Opportunities Portfolio, Northwest Portfolio, Small Company Value Portfolio, Bond Portfolio and Money Market Portfolio.

SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties, Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a corporation organized under the laws of the United Kingdom, American States Insurance Company, American States Preferred Insurance Company, American Economy Insurance Company, each an Indiana corporation, SAFECO eCommerce, Inc. and SAFECO Financial Products, Inc., both Washington Corporations, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a

Washington corporation, and SAFECO Management Corporation, a New York corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc. and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas, a Texas corporation, SAFECO Select Insurance Services, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas corporations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties, Inc. owns 100% of the following Washington corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., and S.C. Marysville, Inc. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation.

All subsidiaries are included in consolidated financial statements. In addition, SAFECO Life Insurance Company files a separate financial statement, in connection with its issuance of registered products.

Item 25.  Indemnification
-------   ---------------

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its administrator and accounting agent ("Administration and Fund Accounting Agreement"), the agent agrees to indemnify and hold harmless the Registrant and its officers, trustees and employees, from all taxes, charges, expenses, assessments, claims and liabilities, including, without limitation, liabilities arising under the 1940 Act, the 1933 Act, as amended, the 1934 Act, as amended, the Commodities Act and any state or foreign securities, Blue Sky laws, and expenses, including, without limitation, reasonable attorneys' fees and disbursements, arising directly or indirectly from any action or omission of agent that does not meet the standard of care under the agreement.

Under an agreement with its investment advisor ("Amended and Restated Investment Advisory Agreement"), Registrant agrees to pay such non-recurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Registrant or any Series is a party and the expenses the Registrant or any Series may incur as a result of its legal obligation to provide indemnification to its trustees, officers, and agents.

Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent ("Transfer Agent Agreement"), Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26.  Business And Other Connections Of Investment Advisor And Sub-
-------   ------------------------------------------------------------
Investment Advisor
------------------

The investment advisor to the Registrant, SAM, serves as an advisor to: (a) twenty-four series (portfolios) of six registered investment companies, including six series of an investment company that serve as the investment vehicle for variable insurance products, and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The sub-investment advisor to the SAFECO International Stock Fund, Bank of Ireland Asset Management (U.S.) Limited, serves as investment advisor to other registered open-end investment companies and other advisory clients. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

Item 27.  Principal Underwriter
-------   ---------------------

(a) SAFECO Securities, Inc., the principal underwriter for each class of each series of Registrant, acts also as the principal underwriter for each class of each series of SAFECO Tax-Exempt Bond Trust, SAFECO Taxable Bond Trust, SAFECO Money Market Trust, SAFECO Resource Series Trust and SAFECO Managed Bond Trust. In addition, SAFECO Securities, Inc. is the principal underwriter for the sale of variable annuity (SAFECO Resource Variable Account B, SAFECO Separate Account C and SAFECO Deferred Variable Annuity Account) and variable universal life insurance policies (SAFECO Separate Account SL) issued by SAFECO Life Insurance Company, and variable annuity contracts (SAFECO Separate Account S) issued by First SAFECO National Life Insurance Company of New York.

(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.

Item 28.  Location of Accounts and Records
-------   --------------------------------

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170; the Bank of Ireland Investment Management Limited, 26 Fitzwilliam Street, Dublin, Ireland; Bank of Ireland Investment Management (U.S.) Limited, 2 Greenwich Plaza, Greenwich, Connecticut; Chase Manhattan Bank, N.A., 1212 Avenue of the Americas, New York, New York, and various sub-custodians maintain physical possession of the accounts, books and documents of Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, Two Union Square, 25th Floor, Seattle, Washington 98101, maintains physical possession of all trades and certain other information relating to the Registrant. SAFECO Asset Management Company maintains certain Registrant accounting and administrative records at 10865 Willows Rd. NE, Redmond, WA 98052. The Registrant's Principal Underwriter, SAFECO Securities Inc., maintains physical possession of records relating to the distribution of shares at 10865

Willows Rd. NE, Redmond, WA 98052. The Registrant's Shareholder records and all other accounts, books or documents relating to the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, are maintained by SAFECO Services Corporation at 10865 Willows Rd. NE, Redmond, WA 98052.

Item 29.  Management Services
-------   -------------------

Inapplicable.

Item 30.  Undertakings
-------   ------------

Inapplicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Seattle, and State of Washington on the 30/th/ day of April, 2001.

                                    SAFECO COMMON STOCK TRUST

                                    By:  /s/ DAVID F. HILL
                                         -----------------
                                         David F. Hill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name                                    Title                                   Date
----                                    -----                                   ----
/s/ DAVID F. HILL                       President and Trustee                   April 30, 2001
---------------------------             Principal Executive Officer
David F. Hill

RONALD L. SPAULDING*                    Vice President and                      April 30, 2001
---------------------------             Treasurer
Ronald L. Spaulding
                                                                                April 30, 2001
/s/ DAVID H. LONGHURST                  Vice President, Controller and
---------------------------             Assistant Secretary
David H. Longhurst

/s/ RANDALL H. TALBOT                   Chairman and Trustee                    April 30, 2001
---------------------------
Randall H. Talbot

BARBARA J. DINGFIELD*                   Trustee                                 April 30, 2001
---------------------------
Barbara J. Dingfield

RICHARD E. LUNDGREN*                    Trustee                                 April 30, 2001
---------------------------
Richard E. Lundgren

LARRY L. PINNT*                         Trustee                                 April 30, 2001
---------------------------
Larry L. Pinnt

JOHN W. SCHNEIDER*                      Trustee                                 April 30, 2001
---------------------------
John W. Schneider


                              *By   /s/ DAVID F. HILL
                                    -----------------
                                    David F. Hill, Attorney-in-Fact